GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 95.9%

	U.S. Government — 95.9%

21,698,191	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (a)	21,912,829

23,753,035	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (a)	23,646,649

50,388,558	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (a)	51,302,457

53,232,477	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (a)	53,278,398

20,001,542	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (a)	20,201,417

59,408,211	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	66,250,853

13,927,075	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (a)	14,422,218

16,319,195	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (a)	17,060,979

42,410,928	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	50,770,480

900,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.36%, due 04/30/20 (b)	899,956

	Total U.S. Government	319,746,236

	TOTAL DEBT OBLIGATIONS (COST $313,459,143)	319,746,236

Shares / Par Value†		Description	Value ($)

		MUTUAL FUNDS — 1.4%

		United States — 1.4%

		Affiliated Issuers — 1.4%

	919,892	GMO U.S. Treasury Fund	4,599,460

		TOTAL MUTUAL FUNDS (COST $4,599,460)	4,599,460

		SHORT-TERM INVESTMENTS — 2.5%

		Foreign Government Obligations — 2.0%

JPY	725,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/22/19	6,691,707

		Money Market Funds — 0.5%

	1,621,974	State Street Institutional Treasury Money Market Fund-Premier Class, 2.30% (c)	1,621,974

		TOTAL SHORT-TERM INVESTMENTS (COST $8,096,108)	8,313,681

		TOTAL INVESTMENTS — 99.8% (Cost $326,154,711)	332,659,377

		Other Assets and Liabilities (net) — 0.2%	677,045

		TOTAL NET ASSETS — 100.0%	$333,336,422

A summary of outstanding financial instruments at May 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/06/2019	GS	AUD	1,020,000	USD	720,773	11,883
06/04/2019	JPM	BRL	1,278,222	USD	324,364	(1,385)
06/04/2019	MSCI	BRL	1,278,222	USD	323,200	(2,549)
06/04/2019	BOA	CAD	6,351,601	USD	4,744,589	45,160
07/17/2019	MSCI	CLP	977,895,500	USD	1,480,224	102,862
07/16/2019	BOA	COP	5,049,180,000	USD	1,617,679	126,621
06/13/2019	BOA	CZK	21,845,949	USD	960,135	15,444
06/13/2019	BOA	HUF	399,709,818	USD	1,433,937	59,141
06/10/2019	BCLY	IDR	4,748,289,000	USD	332,211	(477)
06/10/2019	JPM	IDR	9,747,269,000	USD	676,096	(6,845)
06/10/2019	MSCI	IDR	4,998,980,000	USD	350,000	(253)
06/07/2019	BOA	JPY	309,704,425	USD	2,791,898	(66,722)
07/22/2019	JPM	JPY	2,050,000,000	USD	18,448,903	(540,892)
07/08/2019	DB	NOK	80,390,976	USD	9,331,758	134,359
06/05/2019	MSCI	NZD	8,190,000	USD	5,583,926	226,029
07/16/2019	BOA	PEN	928,480	USD	280,000	6,062
06/13/2019	BCLY	PLN	3,619,555	USD	948,991	4,378
07/30/2019	BCLY	RON	5,158,460	USD	1,211,148	(1,061)
07/26/2019	JPM	RUB	105,204,304	USD	1,605,560	9,305
06/13/2019	BOA	THB	39,264,845	USD	1,228,501	(12,439)
06/11/2019	BCLY	TWD	37,950,300	USD	1,232,993	29,940

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/06/2019	BOA	USD	719,892	AUD	1,020,000	(11,002)
06/04/2019	JPM	USD	324,917	BRL	1,278,222	832
06/04/2019	MSCI	USD	324,364	BRL	1,278,222	1,385
06/04/2019	BOA	USD	300,000	CAD	401,750	(2,753)
06/04/2019	GS	USD	470,000	CAD	627,168	(5,970)
06/04/2019	MSCI	USD	4,032,947	CAD	5,322,683	(94,794)
07/17/2019	BCLY	USD	1,442,324	CLP	977,895,500	(64,961)
07/16/2019	BCLY	USD	1,555,988	COP	5,049,180,000	(64,930)
06/13/2019	BOA	USD	960,149	CZK	21,845,949	(15,458)
06/13/2019	BOA	USD	1,398,289	HUF	399,709,818	(23,494)
06/10/2019	BCLY	USD	329,353	IDR	4,748,289,000	3,334
06/10/2019	JPM	USD	681,627	IDR	9,747,269,000	1,313
06/10/2019	MSCI	USD	346,742	IDR	4,998,980,000	3,511
06/07/2019	BOA	USD	1,350,000	JPY	149,197,460	27,115
06/07/2019	GS	USD	1,444,415	JPY	160,506,965	37,090
07/22/2019	CITI	USD	12,067,889	JPY	1,325,000,000	206,003
07/08/2019	BCLY	USD	9,388,617	NOK	80,390,976	(191,218)
06/05/2019	GS	USD	5,466,578	NZD	8,190,000	(108,682)
07/16/2019	BCLY	USD	53,450	PEN	177,320	(1,133)
07/16/2019	BOA	USD	227,060	PEN	751,160	(5,438)
06/13/2019	GS	USD	740,945	PLN	2,816,414	(5,932)

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/13/2019	MSCI	USD	210,000	PLN	803,141	(400)
07/30/2019	BOA	USD	1,214,086	RON	5,158,460	(1,877)
07/26/2019	BOA	USD	1,601,381	RUB	105,204,304	(5,126)
06/13/2019	BCLY	USD	1,240,399	THB	39,264,845	540
06/11/2019	JPM	USD	1,229,060	TWD	37,950,300	(26,007)
07/30/2019	GS	USD	656,420	ZAR	9,520,439	(7,280)
07/30/2019	BCLY	ZAR	9,520,439	USD	656,288	7,148

						$(209,623)

As of May 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

The rates shown on variable rate notes are the current interest rates at May 31, 2019, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2019.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

HUF - Hungarian Forint

IDR - Indonesian Rupiah

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 46.0%

	United States — 46.0%

	Asset-Backed Securities — 7.1%

305,828	Bear Stearns Commercial Mortgage Securities Trust, Series 05-PW10, Class AJ, Variable Rate, 5.59%, due 12/11/40	314,491

28,970,000	Commercial Mortgage Trust, Series 13-WWP, Class A2, 144A, 3.42%, due 03/10/31	30,062,693

2,900,000	Commercial Mortgage Trust, Series 13-WWP, Class C, 144A, 3.54%, due 03/10/31	3,021,051

2,210,000	Commercial Mortgage Trust, Series 13-WWP, Class B, 144A, 3.73%, due 03/10/31	2,315,706

5,360,000	Commercial Mortgage Trust, Series 13-WWP, Class D, 144A, 3.90%, due 03/10/31	5,647,409

375,000	Morgan Stanley Capital I Trust, Series 14-MP, Class A, 144A, 3.47%, due 08/11/33	382,566

100,000	Morgan Stanley Capital I Trust, Series 14-MP, Class C, 144A, Variable Rate, 3.69%, due 08/11/33	102,538

5,000,000	Morgan Stanley Capital I Trust, Series 14-MP, Class E, 144A, Variable Rate, 3.69%, due 08/11/33	5,126,884

	Total Asset-Backed Securities	46,973,338

	U.S. Government — 23.7%

7,407,000	U.S. Treasury Bond, 3.75%, due 11/15/43	9,037,408

45,764,000	U.S. Treasury Bond, 3.38%, due 05/15/44 (a)	52,732,284

31,233,000	U.S. Treasury Note, 1.75%, due 11/30/21	31,107,336

22,406,000	U.S. Treasury Note, 2.50%, due 05/15/24	22,995,033

27,877,000	U.S. Treasury Note, 2.00%, due 08/15/25	27,872,644

12,515,000	U.S. Treasury Note, 2.25%, due 02/15/27	12,686,103

	Total U.S. Government	156,430,808

	U.S. Government Agency — 15.2%

26,338,000	Federal National Mortgage Association, TBA, 2.50%, due 06/18/34	26,343,659

18,612,000	Federal National Mortgage Association, TBA, 3.00%, due 06/13/49	18,694,192

12,225,000	Federal National Mortgage Association, TBA, 3.50%, due 06/13/49	12,470,694

18,308,000	Federal National Mortgage Association, TBA, 4.00%, due 06/13/49	18,894,428

23,241,000	Government National Mortgage Association, TBA, 3.50%, due 06/20/49	23,887,390

	Total U.S. Government Agency	100,290,363

	TOTAL DEBT OBLIGATIONS (COST $297,028,064)	303,694,509

Shares / Par Value†		Description	Value ($)
		MUTUAL FUNDS — 44.7%

		United States — 44.7%

		Affiliated Issuers — 29.1%

	1,293,541	GMO Emerging Country Debt Fund, Class IV	35,158,439

	5,179,318	GMO Opportunistic Income Fund, Class VI	138,339,579

	3,719,927	GMO U.S. Treasury Fund	18,599,633

		Total Affiliated Issuers	192,097,651

		Exchange-Traded Fund — 15.6%

	852,362	iShares iBoxx $ Investment Grade Corporate Bond ETF	102,990,901

		TOTAL MUTUAL FUNDS (COST $293,534,984)	295,088,552

		SHORT-TERM INVESTMENTS — 24.3%

		Foreign Government Obligations — 23.6%

JPY	3,561,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/10/19	32,861,742

JPY	5,600,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/17/19	51,679,466

JPY	3,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/01/19	30,456,106

JPY	1,611,500,000	Japan Treasury Discount Bill, Zero Coupon, due 07/29/19	14,874,489

JPY	2,850,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/19/19	26,308,441

		Total Foreign Government Obligations	156,180,244

		Money Market Funds — 0.7%

	4,750,677	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (b)	4,750,677

		TOTAL SHORT-TERM INVESTMENTS (COST $157,294,221)	160,930,921

		TOTAL INVESTMENTS — 115.0% (Cost $747,857,269)	759,713,982

		Other Assets and Liabilities (net) — (15.0%)	(99,193,493)

		TOTAL NET ASSETS — 100.0%	$660,520,489

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

A summary of outstanding financial instruments at May 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unreal- ized Appre- ciation (Depre- ciation) ($)
08/06/2019	BCLY	AUD	1,139,000	USD	789,037	(2,557)
08/06/2019	BOA	AUD	2,942,000	USD	2,038,615	(6,046)
08/06/2019	GS	AUD	45,878,000	USD	32,218,450	333,691
08/06/2019	JPM	AUD	2,780,000	USD	1,949,503	17,430
06/04/2019	MSCI	BRL	16,233,170	USD	4,092,577	(44,370)
07/02/2019	MSCI	BRL	8,116,585	USD	2,009,528	(53,737)
06/17/2019	BCLY	CHF	31,964,199	USD	31,887,032	(77,007)
09/04/2019	JPM	CHF	18,962,988	USD	19,010,000	(92,436)
07/17/2019	MSCI	CLP	2,752,199,000	USD	4,140,579	264,116
07/16/2019	BOA	COP	12,684,062,500	USD	4,063,777	318,086
06/13/2019	BOA	CZK	54,466,912	USD	2,393,834	38,507
08/23/2019	MSCI	EUR	5,050,000	USD	5,666,656	(12,475)
06/17/2019	GS	GBP	2,037,000	USD	2,658,455	81,468
06/13/2019	BOA	HUF	999,965,715	USD	3,587,321	147,954
06/10/2019	BOA	IDR	9,001,408,000	USD	624,361	(6,321)
06/10/2019	JPM	IDR	22,038,791,000	USD	1,528,667	(15,477)
06/10/2019	MSCI	IDR	31,040,199,000	USD	2,162,282	(12,543)
08/29/2019	BCLY	ILS	1,033,975	USD	288,340	1,471
06/07/2019	BOA	JPY	245,404,320	USD	2,240,000	(25,120)
06/07/2019	GS	JPY	383,878,216	USD	3,530,000	(13,256)
06/10/2019	JPM	JPY	3,561,000,000	USD	32,088,745	(787,267)
06/17/2019	GS	JPY	5,600,000,000	USD	50,856,200	(874,037)
07/01/2019	JPM	JPY	3,300,000,000	USD	30,163,787	(355,626)
07/29/2019	JPM	JPY	1,611,500,000	USD	14,507,770	(427,991)
08/19/2019	BOA	JPY	2,850,000,000	USD	26,200,825	(255,102)
06/10/2019	BCLY	KRW	1,396,440,000	USD	1,200,000	25,819
06/10/2019	BOA	KRW	3,228,624,890	USD	2,771,947	57,194
09/10/2019	BCLY	KRW	4,625,064,890	USD	3,899,389	(4,554)
07/08/2019	BCLY	NOK	19,252,200	USD	2,200,000	(2,612)
06/05/2019	MSCI	NZD	20,370,000	USD	13,889,265	563,216
09/05/2019	GS	NZD	2,000,000	USD	1,304,280	(6,819)
07/16/2019	BOA	PEN	2,288,040	USD	690,000	14,938
06/07/2019	MSCI	PHP	49,449,350	USD	952,231	4,326
09/09/2019	JPM	PHP	49,449,350	USD	940,817	(113)
06/13/2019	BCLY	PLN	9,080,416	USD	2,380,743	10,983
07/30/2019	BCLY	RON	12,730,283	USD	2,988,926	(2,619)
08/06/2019	BCLY	SEK	88,748,960	USD	9,340,000	(59,751)
06/17/2019	JPM	SGD	2,297,412	USD	1,679,426	6,722
06/11/2019	BCLY	TWD	93,620,310	USD	3,041,694	73,861
09/11/2019	BCLY	TWD	93,620,310	USD	2,963,512	(8,155)
08/06/2019	BOA	USD	3,183,857	AUD	4,570,000	(7,752)
06/04/2019	MSCI	USD	4,073,972	BRL	16,233,170	62,974
06/04/2019	BOA	USD	810,000	CAD	1,084,724	(7,433)
06/04/2019	GS	USD	1,130,000	CAD	1,507,871	(14,354)
06/04/2019	MSCI	USD	11,542,875	CAD	15,272,623	(242,951)
09/04/2019	BOA	USD	9,420,000	CAD	12,739,796	25,798
06/13/2019	BOA	USD	380,000	CZK	8,599,966	(8,109)
08/23/2019	BOA	USD	5,003,798	EUR	4,450,000	585
06/17/2019	BCLY	USD	3,825,232	GBP	3,040,000	20,639
06/17/2019	BOA	USD	4,023,079	GBP	3,170,000	(12,746)
06/13/2019	BOA	USD	540,000	HUF	149,341,050	(26,344)
06/10/2019	BOA	USD	620,000	IDR	9,001,408,000	10,682
06/10/2019	JPM	USD	1,541,174	IDR	22,038,791,000	2,970

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unreal- ized Appre- ciation (Depre- ciation) ($)
06/10/2019	MSCI	USD	2,153,028	IDR	31,040,199,000	21,798
08/28/2019	MSCI	USD	1,440,953	IDR	21,042,239,000	10,356
06/14/2019	JPM	USD	2,328,203	INR	162,776,330	9,498
06/07/2019	BOA	USD	3,430,000	JPY	379,048,978	68,681
06/07/2019	GS	USD	3,581,555	JPY	397,991,342	91,967
06/10/2019	BCLY	USD	3,887,262	KRW	4,625,064,890	1,672
08/21/2019	BOA	USD	3,739,866	MXN	72,832,012	(72,006)
07/08/2019	BCLY	USD	23,490,784	NOK	201,142,191	(478,438)
09/04/2019	JPM	USD	20,090,000	NOK	175,932,148	73,704
06/05/2019	GS	USD	4,409,720	NZD	6,650,000	(59,291)
06/05/2019	MSCI	USD	8,928,427	NZD	13,720,000	47,194
07/16/2019	BOA	USD	557,274	PEN	1,843,575	(13,347)
06/07/2019	JPM	USD	947,850	PHP	49,449,350	55
06/13/2019	BCLY	USD	1,010,000	PLN	3,853,403	(4,359)
06/13/2019	MSCI	USD	530,000	PLN	2,026,975	(1,011)
07/26/2019	BOA	USD	4,005,414	RUB	263,139,700	(12,821)
08/06/2019	BCLY	USD	30,897,495	SEK	292,623,999	95,460
06/13/2019	BCLY	USD	3,091,530	THB	97,862,372	1,347
06/20/2019	BCLY	USD	3,801,911	TRY	23,472,237	187,028
06/11/2019	BCLY	USD	2,960,794	TWD	93,620,310	7,039
07/30/2019	BCLY	USD	990,000	ZAR	14,392,719	(8,650)
07/30/2019	BCLY	ZAR	23,945,809	USD	1,650,695	17,979

						$(1,398,395)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
52	U.S. Long Bond (CBT)	September 2019	7,993,375	151,043
361	U.S. Treasury Note 2 Yr. (CBT)	September 2019	77,496,547	309,062
100	U.S. Treasury Note 5 Yr. (CBT)	September 2019	11,736,719	72,514
23	U.S. Treasury Note 10 Yr. (CBT)	September 2019	2,915,250	28,715
171	U.S. Treasury Ultra 10 Yr. (CBT)	September 2019	23,349,516	299,017
12	U.S. Ultra Bond (CBT)	September 2019	2,109,375	55,199

			$125,600,782	$915,550

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.91%	6 Month AUD BBSW	AUD	10,808,000	06/19/2029	Semi-Annually	5,575	(125,030)	(130,605)
1.83%	6 Month AUD BBSW	AUD	7,448,000	09/18/2029	Semi-Annually	—	(36,033)	(36,033)
1.78%	6 Month AUD BBSW	AUD	80,454,000	09/18/2029	Semi-Annually	—	(128,146)	(128,146)
1.81%	6 Month AUD BBSW	AUD	81,441,000	09/18/2029	Semi-Annually	—	(305,559)	(305,559)
2.12%	3 Month CAD LIBOR	CAD	7,015,000	06/18/2029	Semi-Annually	—	(89,226)	(89,226)
3 Month CAD LIBOR	2.25%	CAD	46,200,000	06/18/2029	Semi-Annually	(7,582)	1,000,767	1,008,349
3 Month CAD LIBOR	2.05%	CAD	50,877,000	06/18/2029	Semi-Annually	—	413,546	413,546
3 Month CAD LIBOR	2.16%	CAD	9,971,000	06/18/2029	Semi-Annually	—	156,888	156,888
3 Month CAD LIBOR	2.17%	CAD	9,787,000	06/18/2029	Semi-Annually	—	157,346	157,346
3 Month CAD LIBOR	2.26%	CAD	11,087,000	06/18/2029	Semi-Annually	—	245,860	245,860
3 Month CAD LIBOR	2.12%	CAD	26,242,000	09/17/2029	Semi-Annually	(1,936)	320,691	322,627
0.10%	6 Month CHF LIBOR	CHF	3,984,000	06/19/2029	Semi-Annually	—	(88,149)	(88,149)
0.07%	6 Month CHF LIBOR	CHF	10,726,000	06/19/2029	Semi-Annually	—	(204,340)	(204,340)
6 Month CHF LIBOR	0.18%	CHF	15,807,000	06/19/2029	Semi-Annually	7,937	474,500	466,563
6 Month CHF LIBOR	(0.00)%	CHF	8,031,000	06/19/2029	Semi-Annually	—	90,848	90,848
0.61%	6 Month EURIBOR	EUR	10,101,000	06/20/2029	Semi-Annually	—	(299,941)	(299,941)
0.63%	6 Month EURIBOR	EUR	8,080,000	06/20/2029	Semi-Annually	—	(257,611)	(257,611)
0.56%	6 Month EURIBOR	EUR	2,774,000	06/20/2029	Semi-Annually	—	(66,651)	(66,651)
0.52%	6 Month EURIBOR	EUR	4,642,000	06/20/2029	Semi-Annually	—	(89,914)	(89,914)
0.60%	6 Month EURIBOR	EUR	6,573,000	06/20/2029	Semi-Annually	—	(186,328)	(186,328)
0.57%	6 Month EURIBOR	EUR	5,411,000	06/20/2029	Semi-Annually	—	(136,689)	(136,689)
6 Month EURIBOR	0.54%	EUR	4,210,000	06/20/2029	Semi-Annually	—	91,940	91,940
6 Month EURIBOR	0.43%	EUR	7,895,000	06/20/2029	Semi-Annually	—	72,297	72,297
1.23%	6 Month GBP LIBOR	GBP	18,030,000	06/20/2029	Semi-Annually	3,817	(262,111)	(265,928)
1.25%	6 Month GBP LIBOR	GBP	5,944,000	06/20/2029	Semi-Annually	—	(96,880)	(96,880)
1.21%	6 Month GBP LIBOR	GBP	6,472,000	09/19/2029	Semi-Annually	—	(62,782)	(62,782)
1.14%	6 Month GBP LIBOR	GBP	5,891,000	09/19/2029	Semi-Annually	—	(7,523)	(7,523)
3 Month NZD Bank Bill Rate	2.07%	NZD	44,070,000	06/19/2024	Quarterly	—	710,328	710,328
3 Month NZD Bank Bill Rate	1.99%	NZD	52,682,000	09/18/2029	Quarterly	—	136,370	136,370
3 Month NZD Bank Bill Rate	1.98%	NZD	37,868,000	09/18/2029	Quarterly	(7,720)	82,221	89,941
3 Month SEK STIBOR	0.78%	SEK	101,194,000	06/19/2029	Quarterly	19,468	90,776	71,308
3 Month SEK STIBOR	0.78%	SEK	67,707,000	06/19/2029	Quarterly	—	61,434	61,434
3 Month USD LIBOR	2.52%	USD	6,644,000	06/20/2029	Quarterly	—	255,211	255,211
3 Month USD LIBOR	2.51%	USD	5,593,000	06/20/2029	Quarterly	—	213,056	213,056
3 Month USD LIBOR	2.52%	USD	8,481,000	06/20/2029	Quarterly	—	328,866	328,866
3 Month USD LIBOR	2.37%	USD	8,236,000	06/20/2029	Quarterly	—	207,156	207,156
2.45%	3 Month USD LIBOR	USD	9,795,000	06/20/2029	Quarterly	—	(316,441)	(316,441)
2.42%	3 Month USD LIBOR	USD	8,539,000	06/20/2029	Quarterly	—	(253,686)	(253,686)
2.34%	3 Month USD LIBOR	USD	10,690,000	06/20/2029	Quarterly	—	(234,784)	(234,784)
2.28%	3 Month USD LIBOR	USD	7,838,000	06/20/2029	Quarterly	—	(131,788)	(131,788)
2.31%	3 Month USD LIBOR	USD	7,620,000	06/20/2029	Quarterly	—	(148,261)	(148,261)
2.21%	3 Month USD LIBOR	USD	4,244,000	06/20/2029	Quarterly	—	(44,092)	(44,092)
3 Month USD LIBOR	2.55%	USD	75,560,000	06/20/2029	Quarterly	(66,069)	3,129,666	3,195,735

						$(46,510)	$4,667,802	$4,714,312

As of May 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TBA - To Be Announced - Delayed Delivery Security

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

The rates shown on variable rate notes are the current interest rates at May 31, 2019, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2019.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 93.3%

		Albania — 1.0%

		Foreign Government Obligations

	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	40,162,688

		Angola — 0.3%

		Foreign Government Obligations

	12,700,000	Angolan Government International Bond, 144A, 9.38%, due 05/08/48	12,759,627

		Argentina — 3.9%

		Foreign Government Obligations

EUR	12,000,000	Republic of Argentina, 5.25%, due 01/15/28	8,897,630

JPY	407,485,276	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33 (c)	1,880,151

EUR	8,008,646	Republic of Argentina Discount Bond, 7.82%, due 12/31/33	6,811,198

	40,308,593	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	29,513,347

	10,786,557	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	7,887,670

EUR	112,130,000	Republic of Argentina Par Bond, Step Up, 3.38%, due 12/31/38	64,690,505

EUR	71,350,000	Republic of Argentina Par Bond, Step Up, 3.38%, due 12/31/38	41,795,628

		Total Argentina	161,476,129

		Armenia — 0.1%

		Foreign Government Obligations

	2,195,000	Republic of Armenia, Reg S, 7.15%, due 03/26/25	2,474,863

		Azerbaijan — 0.5%

		Foreign Government Agency — 0.2%

	7,450,000	Southern Gas Corridor CJSC, Reg S, 6.88%, due 03/24/26	8,474,375

		Foreign Government Obligations — 0.3%

	13,100,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	13,348,783

		Total Azerbaijan	21,823,158

		Bahrain — 0.6%

		Foreign Government Obligations

	22,550,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	23,001,000

		Belarus — 0.1%

		Foreign Government Obligations

	3,700,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30	3,695,375

Par Value†		Description	Value ($)

		Belize — 0.5%

		Foreign Government Obligations

	35,228,000	Republic of Belize, Reg S, Step Up, 4.94%, due 02/20/34	21,421,971

		Bermuda — 0.1%

		Foreign Government Obligations

	4,300,000	Bermuda Government International Bond, 144A, 4.75%, due 02/15/29	4,603,150

		Brazil — 1.8%

		Foreign Government Agency — 1.2%

GBP	12,895,000	Petrobras Global Finance BV, 6.63%, due 01/16/34	17,728,310

	31,039,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	30,278,544

			48,006,854

		Foreign Government Obligations — 0.6%

	16,897,000	Republic of Brazil, 7.13%, due 01/20/37	20,004,781

	6,340,000	Republic of Brazil, 5.63%, due 02/21/47	6,346,689

			26,351,470

		Total Brazil	74,358,324

		Cameroon — 0.1%

		Foreign Government Obligations

	4,500,000	Republic of Cameroon International Bond, Reg S, 9.50%, due 11/19/25	4,748,648

		Chile — 1.0%

		Foreign Government Agency — 0.2%

	8,800,000	Corp Nacional del Cobre de Chile, Reg S, 4.25%, due 07/17/42	8,993,996

		Corporate Debt — 0.8%

	4,300,000	Empresa Nacional del Petroleo, 144A, 5.25%, due 11/06/29	4,705,469

	3,600,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	3,460,842

	20,411,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97 (c)	25,870,942

			34,037,253

		Total Chile	43,031,249

		Colombia — 1.6%

		Foreign Government Agency — 1.3%

	44,011,000	Ecopetrol SA, 7.38%, due 09/18/43	53,433,755

		Foreign Government Obligations — 0.3%

	647,000	Colombia Government International Bond, 8.38%, due 02/15/27	765,886

	7,800,000	Colombia Government International Bond, 5.63%, due 02/26/44	8,736,000

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Colombia — continued
	Foreign Government Obligations — continued

3,800,000	Republic of Colombia, 11.85%, due 03/09/28 (b)	5,441,648

		14,943,534

	Total Colombia	68,377,289

	Congo Republic (Brazzaville) — 1.6%

	Foreign Government Obligations

75,883,274	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	65,259,615

	Costa Rica — 1.6%

	Foreign Government Agency — 0.1%

5,500,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	4,394,253

	Foreign Government Obligations — 1.5%

26,400,000	Costa Rica Government International Bond, Reg S, 9.20%, due 08/26/26	28,474,850

36,631,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	35,116,491

		63,591,341

	Total Costa Rica	67,985,594

	Dominican Republic — 1.9%

	Asset-Backed Securities — 0.5%

18,611,538	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	19,914,345

	Foreign Government Obligations — 1.4%

17,687,000	Dominican Republic International Bond, Reg S, 8.63%, due 04/20/27	20,724,831

29,811,000	Dominican Republic International Bond, Reg S, 6.85%, due 01/27/45	31,450,605

5,100,000	Dominican Republic International Bond, 144A, 6.40%, due 06/05/49	5,064,300

		57,239,736

	Total Dominican Republic	77,154,081

	Ecuador — 1.8%

	Foreign Government Obligations

18,900,000	Ecuador Government International Bond, Reg S, 9.63%, due 06/02/27	19,656,000

34,000,000	Ecuador Government International Bond, Reg S, 8.88%, due 10/23/27	34,110,330

9,300,000	Ecuador Government International Bond, Reg S, 7.88%, due 01/23/28	8,887,033

12,400,000	Ecuador Government International Bond, Reg S, 10.75%, due 01/31/29	13,557,974

	Total Ecuador	76,211,337

	Egypt — 1.1%

	Foreign Government Obligations

31,600,000	Egypt Government International Bond, Reg S, 7.90%, due 02/21/48	29,467,000

Par Value†		Description	Value ($)

		Egypt — continued

		Foreign Government Obligations — continued

	15,800,000	Egypt Government International Bond, 144A, 8.70%, due 03/01/49	15,681,500

		Total Egypt	45,148,500

		El Salvador — 0.6%

		Foreign Government Obligations

	26,275,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	26,504,906

		Ethiopia — 0.1%

		Foreign Government Obligations

	4,190,000	Federal Democratic Republic of Ethiopia, Reg S, 6.63%, due 12/11/24	4,231,376

		Gabon — 0.3%

		Foreign Government Obligations

	15,300,000	Gabonese Republic, Reg S, 6.38%, due 12/12/24	14,592,375

		Ghana — 0.9%

		Foreign Government Agency — 0.4%

	14,127,725	Saderea, Ltd., Reg S, 12.50%, due 11/30/26	15,362,778

		Foreign Government Obligations — 0.5%

	17,482,000	Republic of Ghana, Reg S, 10.75%, due 10/14/30	21,327,503

		Total Ghana	36,690,281

		Greece — 0.2%

		Foreign Government Obligations

EUR	5,800,000	Hellenic Republic Government Bond, Reg S, Step Up, 3.00%, due 02/24/36	6,453,824

		Grenada — 0.2%

		Foreign Government Obligations

	6,992,597	Grenada Government International Bond, Reg S, Step Up, 7.00%, due 05/12/30	6,398,226

		Guatemala — 0.6%

		Foreign Government Obligations

	16,195,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	20,263,994

	2,900,000	Republic of Guatemala, 144A, 6.13%, due 06/01/50	2,887,515

		Total Guatemala	23,151,509

		Honduras — 0.3%

		Foreign Government Obligations

	3,416,000	Honduras Government International Bond, Reg S, 7.50%, due 03/15/24	3,721,373

	6,646,000	Honduras Government International Bond, Reg S, 6.25%, due 01/19/27	6,986,608

		Total Honduras	10,707,981

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†		Description	Value ($)

		India — 0.1%

		Corporate Debt

	3,700,000	Delhi International Airport Ltd., 144A, 6.45%, due 06/04/29	3,760,125

		Indonesia — 4.9%

		Foreign Government Agency — 1.5%

	3,500,000	Indonesia Asahan Aluminium Persero PT, 144A, 6.53%, due 11/15/28	3,981,250

	8,800,000	Pertamina Persero PT, 144A, 6.50%, due 11/07/48	10,228,900

	14,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	16,452,000

	8,100,000	Pertamina Persero PT, Reg S, 5.63%, due 05/20/43	8,393,625

	14,200,000	Perusahaan Listrik Negara PT, 144A, 6.25%, due 01/25/49	15,921,750

	6,100,000	Perusahaan Listrik Negara PT, Reg S, 6.15%, due 05/21/48	6,743,245

			61,720,770

		Foreign Government Obligations — 3.4%

	12,200,000	Indonesia Government International Bond, 4.75%, due 02/11/29	13,145,500

	24,000,000	Indonesia Government International Bond, 4.35%, due 01/11/48 (d)	23,999,640

	12,200,000	Indonesia Government International Bond, 5.35%, due 02/11/49	13,738,725

	43,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	53,969,969

	28,780,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/17/42	31,463,879

	6,000,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/08/47	6,613,590

			142,931,303

		Total Indonesia	204,652,073

		Iraq — 0.3%

		Foreign Government Obligations

	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	14,072,175

		Israel — 1.1%

		Foreign Government Agency

JPY	2,500,000,000	Israel Electric Corp., Ltd., 4.10%, due 01/14/32 (c)	27,418,908

	12,798,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	16,477,425

		Total Israel	43,896,333

		Ivory Coast — 0.7%

		Foreign Government Obligations

	4,704,190	Ivory Coast Government International Bond, Reg S, Step Up, 5.75%, due 12/31/32	4,316,094

Par Value†		Description	Value ($)
		Ivory Coast — continued

		Foreign Government Obligations — continued

EUR	24,500,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	24,926,975

		Total Ivory Coast	29,243,069

		Jamaica — 0.6%

		Foreign Government Agency — 0.1%

	4,000,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	4,865,200

		Foreign Government Obligations — 0.5%

	16,875,000	Jamaica Government International Bond, 7.88%, due 07/28/45	20,312,522

		Total Jamaica	25,177,722

		Jordan — 0.5%

		Foreign Government Obligations

	21,450,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	20,377,500

		Kazakhstan — 1.1%

		Foreign Government Agency — 0.4%

	14,700,000	KazMunayGas National Co JSC, 144A, 6.38%, due 10/24/48	16,598,358

		Foreign Government Obligations — 0.7%

	21,299,000	Kazakhstan Government International Bond, Reg S, 6.50%, due 07/21/45	27,741,948

		Total Kazakhstan	44,340,306

		Kenya — 0.4%

		Foreign Government Obligations

	17,000,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	15,958,835

		Macedonia — 0.5%

		Foreign Government Obligations

EUR	8,039,000	Macedonia Government International Bond, Reg S, 5.63%, due 07/26/23	10,307,183

EUR	7,300,000	Macedonia Government International Bond, Reg S, 2.75%, due 01/18/25	8,450,861

		Total Macedonia	18,758,044

		Mexico — 8.7%

		Foreign Government Agency — 4.0%

	5,000,000	Petroleos Mexicanos, 6.50%, due 01/23/29	4,929,300

	101,387,000	Petroleos Mexicanos, 6.75%, due 09/21/47	91,532,184

	68,851,000	Petroleos Mexicanos, 6.35%, due 02/12/48	60,100,038

	7,400,000	Petroleos Mexicanos, Reg S, 6.63%, due 09/29/49	6,442,884

			163,004,406

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†		Description	Value ($)
		Mexico — continued

		Foreign Government Obligations — 4.7%

	126,578,000	United Mexican States, 5.75%, due 10/12/2110	130,369,644

GBP	50,396,000	United Mexican States, 5.63%, due 03/19/2114	64,627,091

			194,996,735

		Total Mexico	358,001,141

		Morocco — 0.5%

		Foreign Government Agency

	18,300,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	20,381,625

		Mozambique — 0.1%

		Foreign Government Obligations

	4,744,000	Mozambique International Bond, Reg S, 10.50%, due 01/18/23 (d) (e)	4,127,280

		Nigeria — 0.4%

		Foreign Government Obligations

	10,750,000	Nigeria Government International Bond, Reg S, 7.63%, due 11/28/47	9,648,125

	7,200,000	Nigeria Government International Bond, Reg S, 7.70%, due 02/23/38	6,754,212

		Total Nigeria	16,402,337

		Oman — 1.4%

		Foreign Government Obligations

	24,100,000	Oman Government International Bond, Reg S, 6.50%, due 03/08/47	19,942,750

	43,700,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	37,035,750

		Total Oman	56,978,500

		Pakistan — 0.9%

		Foreign Government Obligations

	39,562,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	38,273,268

		Panama — 0.9%

		Foreign Government Agency — 0.4%

	12,900,000	Aeropuerto Internacional de Tocumen SA, 144A, 6.00%, due 11/18/48	14,635,050

		Foreign Government Obligations — 0.5%

	7,851,000	Panama Government International Bond, 8.13%, due 04/28/34	10,891,575

	4,000,000	Panama Government International Bond, 4.30%, due 04/29/53	4,183,380

	7,200,000	Panama Notas del Tesoro, 144A, 3.75%, due 04/17/26	7,290,000

			22,364,955

		Total Panama	37,000,005

Par Value†		Description	Value ($)
		Papua New Guinea — 0.0%

		Foreign Government Obligations

	1,400,000	Papua New Guinea Government International Bond, 144A, 8.38%, due 10/04/28	1,461,579

		Paraguay — 0.2%

		Foreign Government Obligations

	8,000,000	Republic of Paraguay, Reg S, 6.10%, due 08/11/44	9,032,000

		Peru — 1.0%

		Foreign Government Agency — 0.9%

	11,796,726	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25 (c)	10,767,816

	25,895,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	27,675,281

			38,443,097

		Foreign Government Obligations — 0.1%

	5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27 (b)	4,950,000

		Total Peru	43,393,097

		Philippines — 2.6%

		Foreign Government Agency

	9,000,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	17,420,516

	23,300,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	30,290,000

	42,012,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	60,071,488

		Total Philippines	107,782,004

		Qatar — 0.3%

		Foreign Government Obligations

	11,000,000	Qatar Government International Bond, Reg S, 5.10%, due 04/23/48	12,591,425

		Romania — 0.2%

		Foreign Government Obligations

EUR	7,200,000	Romanian Government International Bond, 144A, 4.63%, due 04/03/49	8,697,052

		Russia — 4.3%

		Foreign Government Agency — 1.8%

	13,575,000	Gazprom Neft OAO Via GPN Capital SA, Reg S, 4.38%, due 09/19/22	13,684,211

	36,067,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	47,077,894

	15,700,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.13%, due 10/29/22	16,028,366

			76,790,471

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†		Description	Value ($)
		Russia — continued

		Foreign Government Obligations — 2.5%

	49,600,000	Russian Foreign Bond, 144A, 5.10%, due 03/28/35	51,732,800

	48,600,000	Russian Foreign Bond, Reg S, 5.25%, due 06/23/47	50,924,295

			102,657,095

		Total Russia	179,447,566

		Rwanda — 0.1%

		Foreign Government Obligations

	5,487,000	Rwanda International Government Bond, Reg S, 6.63%, due 05/02/23	5,713,358

		Saudi Arabia — 1.2%

		Foreign Government Obligations

	21,000,000	Saudi Government International Bond, 144A, 5.00%, due 04/17/49	22,260,000

	26,100,000	Saudi Government International Bond, 144A, 5.25%, due 01/16/50	28,750,846

		Total Saudi Arabia	51,010,846

		Senegal — 0.3%

		Foreign Government Obligations

	14,400,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	12,513,816

		South Africa — 1.5%

		Foreign Government Agency — 0.3%

ZAR	163,000,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	1,653,695

	8,500,000	Eskom Holdings SOC, Ltd., 144A, 8.45%, due 08/10/28	9,289,650

ZAR	27,300,000	Transnet, Ltd., 13.50%, due 04/18/28	2,255,951

			13,199,296

		Foreign Government Obligations — 1.2%

	21,700,000	Republic of South Africa Government International Bond, 5.65%, due 09/27/47	20,834,713

	28,300,000	Republic of South Africa Government International Bond, 6.30%, due 06/22/48	29,187,912

			50,022,625

		Total South Africa	63,221,921

		Sri Lanka — 0.8%

		Foreign Government Obligations

	14,500,000	Sri Lanka Government International Bond, 144A, 6.75%, due 04/18/28	13,666,250

	9,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26	8,922,302

	10,844,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27	9,941,725

		Total Sri Lanka	32,530,277

Par Value†		Description	Value ($)

		SupraNational — 0.3%

		Corporate Debt

TRY	263,000,000	International Finance Corp., Zero Coupon, Reg S, due 02/15/29	11,530,375

		Suriname — 0.4%

		Foreign Government Obligations

	16,178,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26 (d)	15,162,426

		Trinidad And Tobago — 0.3%

		Foreign Government Agency

	6,736,000	Petroleum Company of Trinidad and Tobago Ltd., Reg S, 9.75%, due 08/14/19	6,640,753

	7,292,000	Trinidad Generation UnLtd, Reg S, 5.25%, due 11/04/27	7,364,920

		Total Trinidad And Tobago	14,005,673

		Tunisia — 1.8%

		Foreign Government Agency

JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30 (c)	55,711,253

JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31 (c)	18,859,872

		Total Tunisia	74,571,125

		Turkey — 6.4%

		Corporate Debt — 0.2%

	10,840,000	Akbank Turk AS, Reg S, Variable Rate, 6.80%, due 04/27/28	8,266,585

		Foreign Government Agency — 1.2%

	6,400,000	Export Credit Bank of Turkey, Reg S, 6.13%, due 05/03/24	5,710,656

	7,000,000	Petkim Petrokimya Holding AS, Reg S, 5.88%, due 01/26/23	6,457,500

	5,100,000	QNB Finansbank AS, 144A, 6.88%, due 09/07/24	4,940,396

	5,000,000	TC Ziraat Bankasi AS, Reg S, 5.13%, due 09/29/23	4,256,750

	12,900,000	Turkiye Vakiflar Bankasi TAO, 144A, 8.13%, due 03/28/24	11,731,453

	18,000,000	Turkiye Vakiflar Bankasi TAO, Reg S, 5.75%, due 01/30/23	15,436,802

			48,533,557

		Foreign Government Obligations — 5.0%

	28,100,000	Republic of Turkey, 7.63%, due 04/26/29	27,397,500

	11,500,000	Republic of Turkey, 6.88%, due 03/17/36	10,245,062

	30,744,000	Republic of Turkey, 6.75%, due 05/30/40	26,889,778

	83,302,000	Republic of Turkey, 6.00%, due 01/14/41	67,618,316

	18,000,000	Republic of Turkey, 6.63%, due 02/17/45	15,370,650

	77,113,000	Republic of Turkey, 5.75%, due 05/11/47	60,142,357

			207,663,663

		Total Turkey	264,463,805

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)
	Ukraine — 2.5%

	Foreign Government Agency — 0.3%

8,189,000	Oschadbank Via SSB #1 Plc, Reg S, Step Up, 9.63%, due 03/20/25	8,264,789

5,100,000	Ukreximbank Via Biz Finance Plc, Reg S, 9.75%, due 01/22/25	5,158,650

		13,423,439

	Foreign Government Obligations — 2.2%

6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/21	6,049,095

6,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/22	6,003,953

6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/23	6,423,668

8,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/24	8,220,137

6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/25	6,242,580

15,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26	14,117,860

6,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27	6,398,474

35,900,000	Ukraine Government International Bond, Reg S, 9.75%, due 11/01/28	36,978,256

		90,434,023

	Total Ukraine	103,857,462

	United States — 16.9%

	Asset-Backed Securities — 0.5%

3,069,743	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + .24%, 2.68%, due 12/15/35	2,690,044

1,581,731	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + .24%, 2.68%, due 12/15/35	1,540,826

2,117,350	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + .20%, 2.64%, due 05/15/36	2,023,498

9,858,030	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 2.58%, due 11/25/36	4,854,757

9,989,471	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + .22%, 2.65%, due 11/25/36	4,960,736

5,423,496	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + .36%, 2.79%, due 04/25/37	2,836,560

		18,906,421

Par Value†	Description	Value ($)
	United States — continued

	Corporate Debt — 0.1%

385,402	AMBAC Assurance Corp., 144A, 5.10%, due 06/07/20	543,417

1,657,385	AMBAC LSNI LLC, 144A, Variable Rate, 3 mo. LIBOR + 5.00%, 7.59%, due 02/12/23	1,673,958

		2,217,375

	U.S. Government — 16.3%

30,000,000	U.S. Treasury Bond, 3.00%, due 02/15/47	32,617,969

78,604,400	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (g)	78,091,800

16,000,000	U.S. Treasury Note, 1.75%, due 09/30/19	15,965,000

40,000,000	U.S. Treasury Note, 1.50%, due 11/30/19	39,825,000

45,000,000	U.S. Treasury Note, 1.63%, due 12/31/19	44,810,156

40,000,000	U.S. Treasury Note, 1.38%, due 01/31/20	39,750,000

50,000,000	U.S. Treasury Note, 1.38%, due 02/29/20	49,644,531

35,000,000	U.S. Treasury Note, 1.13%, due 04/30/20	34,641,797

100,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 2.32%, due 01/31/20	99,975,544

51,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.36%, due 04/30/20	51,497,459

46,000,000	U.S. Treasury Note, Variable Rate, USBM + .04%, 2.37%, due 07/31/20 (d) (f)	45,989,227

143,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.37%, due 10/31/20	143,417,166

		676,225,649

	Total United States	697,349,445

	Uruguay — 1.4%

	Foreign Government Obligations

52,218,000	Uruguay Government International Bond, 5.10%, due 06/18/50	56,056,023

	Uzbekistan — 0.2%

	Foreign Government Obligations

7,200,000	Republic of Uzbekistan Bond, 144A, 5.38%, due 02/20/29	7,309,800

	Venezuela — 3.8%

	Foreign Government Agency — 1.6%

111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18 (c) (e)	16,719,750

176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c) (e)	34,408,000

61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c) (e)	12,393,400

		63,521,150

	Foreign Government Obligations — 2.2%

7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (c) (e)	2,187,500

19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (c) (e)	5,089,990

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†		Description	Value ($)
		Venezuela — continued

		Foreign Government Obligations — 2.2%

	36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (c) (e)	9,973,500

	23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22 (c) (e)	7,006,250

	172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (c) (e)	48,166,049

	68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (c) (e)	19,579,500

			92,002,789

		Total Venezuela	155,523,939

		Vietnam — 0.6%

		Foreign Government Agency — 0.5%

	25,105,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	18,824,106

		Foreign Government Obligations — 0.1%

	6,428,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + .81%, 3.50%, due 03/13/28 (c)	5,512,010

		Total Vietnam	24,336,116

		Zambia — 0.3%

		Foreign Government Obligations

	3,600,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22	2,286,000

	14,900,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27	9,461,500

		Total Zambia	11,747,500

		TOTAL DEBT OBLIGATIONS (COST $3,978,003,224)	3,857,132,044

		LOAN ASSIGNMENTS — 0.2%

		Indonesia — 0.0%

	272,047	Republic of Indonesia Loan Agreement, dated September 14, 1994, 6 mo. LIBOR + 0.75%, 2.69%, due 12/16/19 (c)	252,024

EUR	377,334	Republic of Indonesia, Indonesia Paris Club Debt, 5.10%, due 06/01/21 (b)	394,019

		Total Indonesia	646,043

		Kenya — 0.2%

	7,300,000	Republic of Kenya Loan Agreement, 9.17%, due 04/10/25 (b)	7,198,620

		TOTAL LOAN ASSIGNMENTS (COST $8,018,194)	7,844,663

Par Value†		Description	Value ($)

		LOAN PARTICIPATIONS — 1.4%

		Angola — 1.0%

	17,375,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 8.94%, due 12/13/23 (c)	16,620,925

	6,343,125	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 8.94%, due 12/20/23 (c)	6,067,834

	17,416,667	Republic of Angola Loan agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24 (c)	16,023,333

		Total Angola	38,712,092

		Egypt — 0.0%

CHF	53,033	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (b)	50,897

		Indonesia — 0.0%

	782,239	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR + 0.88%, 3.56%, due 09/29/19 (c)	724,666

	99,875	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR + 0.88%, 3.56%, due 10/14/19 (c)	92,525

		Total Indonesia	817,191

		Iraq — 0.4%

EUR	1,007,202	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (b)	806,361

JPY	2,608,239,504	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	13,861,883

JPY	340,794,609	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	1,811,316

JPY	144,853,802	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	769,909

		Total Iraq	17,249,469

		Russia — 0.0%

		Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (e)	2

		TOTAL LOAN PARTICIPATIONS (COST $77,791,368)	56,829,651

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares / Par Value†		Description	Value ($)

		MUTUAL FUNDS — 1.8%

		United States — 1.8%

		Affiliated Issuers — 1.8%

	14,838,144	GMO U.S. Treasury Fund	74,190,722

		TOTAL MUTUAL FUNDS (COST $74,296,430)	74,190,722

		RIGHTS/WARRANTS — 0.5%

		Argentina — 0.3%

EUR	335,089,675	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (g)	9,732,980

JPY	740,189,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (c) (g)	443,984

		Total Argentina	10,176,964

		Nigeria — 0.0%

	28,000	Central Bank of Nigeria Oil Warrants, Reg S, Variable Rate, Expires 11/15/20 (c) (g)	1,082,667

		Ukraine — 0.2%

	14,446,000	Government of Ukraine GDP Linked, Reg S, Variable Rate, Expires 05/31/40 (g)	9,075,194

		Uruguay — 0.0%

	4,000,000	Banco Central Del Uruguay Value Recovery Rights, Variable Rate, Expires 01/02/21 (b) (g)	—

		Venezuela — 0.0%

	1,080,062	Republic of Venezuela Oil Warrants, Expires 04/15/20 (c) (e) (g)	1,080,062

		TOTAL RIGHTS/WARRANTS (COST $55,515,266)	21,414,887

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.8%

	Money Market Funds — 0.4%

19,107,522	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (h)	19,107,522

	U.S. Government — 2.4%

36,000,000	U.S. Treasury Note, 1.50%, due 10/31/19	35,867,812

15,000,000	U.S. Treasury Note, 1.25%, due 02/29/20	14,879,883

50,000,000	U.S. Treasury Note, 1.38%, due 03/31/20	49,625,000

	Total U.S. Government	100,372,695

	TOTAL SHORT-TERM INVESTMENTS (COST $119,365,960)	119,480,217

	TOTAL INVESTMENTS — 100.0% (Cost $4,312,990,442)	4,136,892,184

	Other Assets and Liabilities (net) — (0.0%)	(1,770,583)

	TOTAL NET ASSETS — 100.0%	$4,135,121,601

A summary of outstanding financial instruments at May 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/20/2019	BCLY	EUR	56,797,600	USD	64,039,163	181,152
08/20/2019	BCLY	GBP	62,411,000	USD	80,253,369	1,050,746
06/14/2019	JPM	USD	10,792,143	ARS	500,000,000	195,700
07/19/2019	JPM	USD	13,494,684	JPY	1,500,000,000	397,127

						$1,824,725

Reverse Repurchase Agreements(i)

Face Value		Description	Value ($)

USD	23,950,976	Barclays Bank plc, 2.00%, dated 04/11/19 (collateral: Indonesia Government International Bond, 4.35%, due 01/11/48), to be repurchased on demand at face value plus accrued interest.	(23,950,976)

USD	4,153,144	JP Morgan Securities, Inc., 2.10%, dated 04/02/19 (collateral: Mozambique International Bond, Reg S, 10.50%, due 01/18/23), to be repurchased on demand at face value plus accrued interest.	(4,153,144)

USD	12,373,790	JP Morgan Securities, Inc., 2.15%, dated 04/02/19 (collateral: Republic of Suriname, Reg S, 9.25%, due 10/26/26), to be repurchased on demand at face value plus accrued interest.	(12,373,790)

			$(40,477,910)

		Average balance outstanding	$(44,724,516)

		Average interest rate (net)	(0.65)%

		Maximum balance outstanding	$(69,681,984)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Credit Linked Options

Principal / Notional Amount			Expiration Date	Description	Premiums ($)	Value ($)

Put Sold	USD	24,000,000	03/10/2020	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	(361,333)	(214,371)

Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	(559,374)	142,182

Put Sold	USD	9,746,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	(32,392)	30,793

Put Sold	USD	46,000,000	04/13/2021	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	(947,472)	(1,213,627)

Put Sold	USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (b)	(823,353)	268,992

Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (b)	(2,932,111)	(228,671)

					$(5,656,035)	$(1,214,702)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EMS.31.V1-5Y	USD	199,000,000	1.00%	2.12%	N/A	06/20/2024	Quarterly	$6,218,750	$10,053,480	$3,834,730

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EM.21	BCLY	USD	20,222,950	5.00%	5.00%	N/A	06/20/2019	Quarterly	(504,450)	(34,379)	470,071
Republic of Brazil	JPM	USD	50,000,000	1.00%	0.49%	N/A	06/20/2019	Quarterly	1,008,872	(12,515)	(1,021,387)
Republic of Croatia	JPM	USD	44,000,000	1.00%	0.12%	N/A	06/20/2019	Quarterly	3,659,820	(20,124)	(3,679,944)
Commonwealth of Bahamas	DB	EUR	51,746,000	1.00%	2.05%	N/A	12/20/2020	Quarterly	7,730,397	939,650	(6,790,747)
Petrobras Global Finance BV	CITI	USD	53,000,000	1.00%	2.05%	N/A	06/20/2024	Quarterly	2,755,224	2,733,244	(21,980)
Republic of Argentina	BOA	USD	2,500,000	5.00%	12.07%	N/A	06/20/2024	Quarterly	359,815	597,068	237,253
Republic of Argentina	CITI	USD	10,000,000	5.00%	12.07%	N/A	06/20/2024	Quarterly	1,476,727	2,388,271	911,544
Commonwealth of Bahamas	DB	EUR	55,770,291	1.00%	4.80%	N/A	06/20/2025	Quarterly	7,903,309	3,257,948	(4,645,361)
United States of Mexico	GS	USD	20,000,000	1.00%	2.17%	N/A	09/20/2031	Quarterly	2,640,655	2,529,836	(110,819)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	61,270,000	1.00%	2.04%	61,270,000 USD	12/20/2020	Quarterly	(7,515,364)	(988,903)	6,526,461

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	2.33%	3,487,000 USD	06/20/2023	Quarterly	(641,463)	(179,517)	461,946
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	2.33%	6,975,000 USD	06/20/2023	Quarterly	(1,263,915)	(359,086)	904,829
Republic of Croatia	JPM	USD	40,000,000	1.00%	0.70%	40,000,000 USD	06/20/2023	Quarterly	(6,395,816)	483,977	6,879,793
Peoples Republic of China	JPM	USD	4,873,000	1.00%	0.59%	4,873,000 USD	06/20/2024	Quarterly	3,073	99,731	96,658
Peoples Republic of China	JPM	USD	60,000,000	1.00%	0.59%	60,000,000 USD	06/20/2024	Quarterly	(2,413,417)	1,227,962	3,641,379
Peoples Republic of China	GS	USD	25,000,000	1.00%	0.69%	25,000,000 USD	03/20/2025	Quarterly	(744,727)	445,204	1,189,931
Commonwealth of Bahamas	DB	USD	74,745,714	1.00%	4.79%	74,745,714 USD	06/20/2025	Quarterly	(8,891,823)	(3,883,932)	5,007,891
Indonesia	GS	USD	36,208,000	1.00%	1.38%	36,208,000 USD	06/20/2025	Quarterly	(3,153,880)	(806,162)	2,347,718
Indonesia	GS	USD	10,000,000	1.00%	1.38%	10,000,000 USD	06/20/2025	Quarterly	(961,768)	(222,647)	739,121
Peoples Republic of China	GS	USD	22,436,000	1.00%	0.72%	22,436,000 USD	06/20/2025	Quarterly	(590,310)	378,823	969,133
Republic of Brazil	BOA	USD	4,873,000	1.00%	2.16%	4,873,000 USD	12/20/2025	Quarterly	(726,704)	(349,019)	377,685
Russia	GS	USD	2,436,000	1.00%	1.60%	2,436,000 USD	12/20/2025	Quarterly	(238,041)	(92,620)	145,421
Russia	GS	USD	8,487,000	1.00%	1.72%	8,487,000 USD	12/20/2026	Quarterly	(1,059,663)	(437,985)	621,678
Republic of Malaysia	CITI	USD	17,200,000	1.00%	1.17%	17,200,000 USD	12/20/2028	Quarterly	(845,599)	(263,012)	582,587
Republic of Brazil	JPM	USD	40,000,000	1.00%	2.65%	40,000,000 USD	03/20/2030	Quarterly	(5,674,358)	(6,204,988)	(530,630)

									$(14,083,406)	$1,226,825	$15,310,231

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2019, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Cross-Currency Basis Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month EURIBOR plus a spread of (0.35)%	3 Month USD LIBOR	JPM	EUR	122,436,000	09/11/2020	Quarterly	$—	$2,097,005	$2,097,005

OTC Cross-Currency Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.22)%	3 Month USD LIBOR	GS	JPY	14,852,761,000	04/28/2025	Quarterly	$—	$(7,389,200)	$(7,389,200)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(1.53)%	6 Month EURIBOR	EUR	18,000,000	03/20/2048	Annual	—	(3,265,960)	(3,265,960)
1.76%	6 Month GBP LIBOR	GBP	24,493,000	12/16/2048	Semi-Annual	—	(3,819,536)	(3,819,536)

						$—	$(7,085,496)	$(7,085,496)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month USD LIBOR	Total Return on JPEICORE index	JPM	USD	24,000,001	07/23/2019	Monthly	—	8,833	8,833
1 Month USD LIBOR	Total Return on JPEICORE index	JPM	USD	36,000,003	08/06/2019	Monthly	—	56,299	56,299

							$—	$65,132	$65,132

As of May 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CJSC - Closed Joint-Stock Company

CP - Counterparty

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance Inc.

The rates shown on variable rate notes are the current interest rates at May 31, 2019, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Security is backed by U.S. Treasury Bonds.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Investment valued using significant unobservable inputs.

(d)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(e)	Security is in default.

(f)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(g)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(h)	The rate disclosed is the 7 day net yield as of May 31, 2019.

(i)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

ARS - Argentine Peso

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 55.6%

	Canada — 0.5%

	Corporate Debt — 0.5%

1,000,000	Tervita Escrow Corp., 144A, 7.63%, due 12/01/21	1,002,500

	Germany — 0.5%

	Corporate Debt — 0.5%

1,208,000	Deutsche Bank AG, 4.50%, due 04/01/25	1,133,508

	Italy — 0.6%

	Corporate Debt — 0.6%

1,375,000	Telecom Italia SpA, 144A, 5.30%, due 05/30/24	1,359,463

	United Kingdom — 0.9%

	Corporate Debt — 0.9%

2,000,000	Virgin Media Secured Finance Plc, 144A, 5.25%, due 01/15/26	1,990,000

	United States — 53.1%

	Corporate Debt — 18.0%

750,000	Acadia Healthcare Co., Inc., 6.13%, due 03/15/21	750,000

2,500,000	Antero Resources Corp., 5.63%, due 06/01/23	2,471,875

1,000,000	Brinker International, Inc., 144A, 5.00%, due 10/01/24	996,250

2,455,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, due 09/30/22	2,486,178

1,000,000	CEC Entertainment, Inc., 8.00%, due 02/15/22	1,001,250

1,125,000	CF Industries, Inc., 4.95%, due 06/01/43	964,687

825,000	CHS/Community Health Systems, Inc., 5.13%, due 08/01/21	806,437

825,000	Denbury Resources, Inc., 144A, 9.00%, due 05/15/21	802,313

750,000	DISH DBS Corp., 5.13%, due 05/01/20	753,765

875,000	EnLink Midstream Partners LP, 4.40%, due 04/01/24	859,687

1,000,000	EnLink Midstream Partners LP, 4.15%, due 06/01/25	957,500

375,000	Equinix, Inc., REIT, 5.38%, due 01/01/22	383,438

1,250,000	Equinix, Inc., REIT, 5.75%, due 01/01/25	1,290,875

875,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, due 05/01/21	772,188

750,000	Genworth Holdings, Inc., 7.20%, due 02/15/21	721,875

1,125,000	Goodyear Tire & Rubber Co. (The), 5.00%, due 05/31/26	1,033,594

750,000	Hologic, Inc., 144A, 4.63%, due 02/01/28	733,125

875,000	Ingles Markets, Inc., 5.75%, due 06/15/23	885,937

1,000,000	Mack-Cali Realty LP, REIT, 4.50%, due 04/18/22	979,028

750,000	Navient Corp., 5.50%, due 01/25/23	747,938

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

750,000	NuStar Logistics LP, 5.63%, due 04/28/27	727,485

1,625,000	Pitney Bowes, Inc., 4.70%, due 04/01/23	1,507,187

825,000	Pyxus International, Inc., 144A, 8.50%, due 04/15/21	841,500

1,500,000	Quicken Loans, Inc., 144A, 5.25%, due 01/15/28	1,394,550

500,000	RR Donnelley & Sons Co., 7.88%, due 03/15/21	508,750

1,000,000	Sirius XM Radio, Inc., 144A, 5.38%, due 07/15/26	1,007,200

2,450,000	Standard Industries, Inc., 144A, 5.38%, due 11/15/24	2,476,386

1,125,000	Steel Dynamics, Inc., 5.25%, due 04/15/23	1,137,656

1,500,000	T-Mobile USA, Inc., 5.38%, due 04/15/27	1,561,410

1,246,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.75%, due 03/15/24	1,292,725

1,000,000	Triumph Group, Inc., 4.88%, due 04/01/21	980,000

625,000	Urban One, Inc., 144A, 7.38%, due 04/15/22	614,063

1,000,000	VeriSign, Inc., 4.75%, due 07/15/27	1,017,700

2,500,000	Wyndham Destinations, Inc., 5.40%, due 04/01/24	2,553,125

750,000	Xerox Corp., 4.13%, due 03/15/23	738,863

	Total Corporate Debt	38,756,540

	U.S. Government — 27.2%

11,500,000	U.S. Treasury Note, 1.38%, due 03/31/20	11,413,750

6,000,000	U.S. Treasury Note, 1.13%, due 04/30/20	5,938,594

11,750,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.36%, due 04/30/20 (a)	11,749,420

16,300,000	U.S. Treasury Note, Variable Rate, USBM + .04%, 2.37%, due 07/31/20	16,296,183

12,992,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.37%, due 10/31/20 (a)	12,984,500

	Total U.S. Government	58,382,447

	U.S. Government Agency — 7.9%

17,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.14%, 2.47%, due 12/26/19	17,004,726

	Total United States	114,143,713

	TOTAL DEBT OBLIGATIONS (COST $119,282,294)	119,629,184

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

	Shares / Par Value†	Description	Value ($)

		MUTUAL FUNDS — 1.5%

		United States — 1.5%

		Affiliated Issuers — 1.5%

	643,489	GMO U.S. Treasury Fund	3,217,447

		TOTAL MUTUAL FUNDS (COST $3,217,447)	3,217,447

		SHORT-TERM INVESTMENTS — 42.3%

		Foreign Government Obligations — 19.5%

JPY	1,731,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/24/19	15,975,018

JPY	1,087,750,000	Japan Treasury Discount Bill, Zero Coupon, due 07/16/19	10,039,614

JPY	1,731,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/19/19	15,978,916

		Total Foreign Government Obligations	41,993,548

		Money Market Funds — 0.2%

	499,126	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (b)	499,126

		U.S. Government Agency — 22.6%

	45,500,000	Federal Home Loan Bank Discount Notes, 2.36%, due 06/03/19 (c)	45,500,000

	3,000,000	Federal Home Loan Bank Discount Notes, 2.22%, due 07/19/19 (c)	2,991,030

		Total U.S. Government Agency	48,491,030

		TOTAL SHORT-TERM INVESTMENTS (COST $89,998,239)	90,983,704

		TOTAL INVESTMENTS — 99.4% (Cost $212,497,980)	213,830,335

		Other Assets and Liabilities (net) — 0.6%	1,188,352

		TOTAL NET ASSETS — 100.0%	$215,018,687

A summary of outstanding financial instruments at May 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/24/2019	GS	JPY	1,731,000,000	USD	15,616,289	(383,208)
07/16/2019	JPM	JPY	1,087,750,000	USD	9,809,132	(262,455)
08/19/2019	BOA	JPY	1,731,000,000	USD	15,913,554	(154,941)

						$(800,604)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
69	U.S. Treasury Note 2 Yr. (CBT)	September 2019	14,812,360	49,559
92	U.S. Treasury Note 5 Yr. (CBT)	September 2019	10,797,781	66,713
100	U.S. Treasury Note 10 Yr. (CBT)	September 2019	12,675,000	124,848

			$38,285,141	$241,120

Sales
5	U.S. Long Bond (CBT)	September 2019	$768,594	$(14,578)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX-NAHYS32V1-5Y	USD	50,807,000	5.00%	3.93%	$50,807,000	06/20/2024	Quarterly	$3,592,760	$2,304,707	$(1,288,053)

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
Frontier Communications	BOA	USD	1,250,000	5.00%	20.36%	$1,250,000	12/20/2019	Quarterly	$(118,750)	$(98,890)	$19,860

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2019, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	BOA	USD	1,232,091	06/20/2019	Monthly	—	(14,078)	(14,078)
1 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	BOA	USD	27,956,016	06/20/2019	Monthly	—	(324,673)	(324,673)
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	JPM	USD	55,224,999	06/20/2019	Quarterly	—	(235,609)	(235,609)
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	GS	USD	22,720,001	09/20/2019	Quarterly	(91,381)	(310,933)	(219,552)
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	GS	USD	1,899,999	09/20/2019	Quarterly	(7,642)	(22,030)	(14,388)
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	MSCS	USD	5,510,000	09/20/2019	Quarterly	(28,609)	(51,351)	(22,742)

							$(127,632)	$(958,674)	$(831,042)

As of May 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities

Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

The rates shown on variable rate notes are the current interest rates at May 31, 2019, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2019.

(c)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

BOA - Bank of America, N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCS - Morgan Stanley Capital Services LLC

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 93.4%

	Asset-Backed Securities — 91.2%

	Auto Retail Subprime — 0.7%

6,265,989	CPS Auto Receivables Trust, Series 14-B, Class D, 144A, 4.62%, due 05/15/20	6,268,834

1,049,647	CPS Auto Receivables Trust, Series 15-C, Class D, 144A, 4.63%, due 08/16/21	1,061,330

	Total Auto Retail Subprime	7,330,164

	CMBS Collateralized Debt Obligations — 1.3%

1,451,819	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class A, 144A, 5.45%, due 12/21/42	1,478,273

8,586,000	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	3,577,473

3,460,070	Capitalsource Real Estate Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + .39%, 2.97%, due 01/20/37 (a)	3,356,268

5,450,536	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.42%, due 03/21/46	4,701,445

	Total CMBS Collateralized Debt Obligations	13,113,459

	Collateralized Loan Obligations — 18.4%

18,135,165	ACIS CLO Ltd., Series 15-6A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.59%, 4.17%, due 05/01/27	18,168,951

1,905,000	Apex Credit CLO II Ltd., Series 15-2A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 4.49%, due 10/17/26	1,882,721

1,028,760	BFNS LLC, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + .98%, 3.56%, due 01/25/29	1,028,767

4,222,400	Catamaran CLO Ltd., Series 13-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.80%, 4.38%, due 01/27/28	4,154,491

2,053,000	CIFC Funding Ltd., Series 15-2A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + .78%, 3.38%, due 04/15/27	2,045,252

5,510,000	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.71%, due 01/20/30	5,473,524

9,875,050	Crown Point CLO II Ltd., Series 13-2A, Class A3LR, 144A, Variable Rate, 3 mo. LIBOR + 1.75%, 4.35%, due 12/31/23	9,886,288

4,161,000	ECP CLO Ltd., Series 15-7A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.14%, 3.73%, due 04/22/30	4,117,909

37,489,650	Elevation CLO Ltd., Series 15-4A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.55%, 4.15%, due 04/18/27	37,510,607

1,259,600	Garrison BSL CLO Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.65%, 4.24%, due 07/17/28	1,250,633

11,360,000	Garrison BSL CLO Ltd., Series 18-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .97%, 3.56%, due 07/17/28	11,238,368

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

4,263,000	Halcyon Loan Advisors Funding Ltd., Series 12-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 5.52%, due 08/15/23	4,268,354

1,465,400	Madison Park Funding XII Ltd, Series 14-12A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 4.94%, due 07/20/26	1,468,740

12,484,500	Mountain View CLO Ltd., Series 15-9A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.72%, due 07/15/31	12,349,230

9,704,896	Palmer Square Loan Funding Ltd., Series 18-4A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .90%, 3.42%, due 11/15/26	9,711,640

2,015,360	Saranac CLO III Ltd, Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.71%, due 06/22/30	2,010,445

3,328,000	Sound Point CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.60%, due 04/15/31	3,299,762

4,993,200	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.70%, due 07/18/31	4,954,757

5,200,000	Venture XII CLO Ltd., Series 12-12A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 3.72%, due 02/28/26	5,180,256

1,568,784	Voya CLO Ltd., Series 14-3A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR +1.90%, 4.48%, due 07/25/26	1,568,903

2,145,213	WhiteHorse IX Ltd, Series 14-9A, Class AR, 144A, Variable Rate, 3 mo. LIBOR +1.16%, 3.75%, due 07/17/26	2,148,148

7,946,500	Z Capital Credit Partners CLO Ltd., Series 15-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR +1.85%, 4.45%, due 07/16/27	7,717,363

6,750,000	Zais CLO 1 Ltd., Series 14-1A, Class A1BR, 144A, Variable Rate, 3 mo. LIBOR +1.50%, 4.10%, due 04/15/28	6,711,322

20,250,000	Zais CLO 1 Ltd., Series 14-1A, Class A1AR, 144A, Variable Rate, 3 mo. LIBOR +1.15%, 3.75%, due 04/15/28	20,226,814

1,918,200	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR +0.95%, 3.55%, due 04/15/29	1,899,083

	Total Collateralized Loan Obligations	180,272,328

	Commercial Mortgage-Backed Securities — 11.8%

6,334,436	Commercial Mortgage Trust, Series 15-CR25, Class A4, 3.76%, due 08/10/48	6,688,771

1,454,200	Core Industrial Trust, Series 15-TEXW, Class D, 144A, Variable Rate, 3.85%, due 02/10/34	1,487,293

3,550,200	Core Industrial Trust, Series 15-TEXW, Class E, 144A, Variable Rate, 3.85%, due 02/10/34	3,603,576

3,717,650	Core Industrial Trust, Series 15-WEST, Class C, 144A, 3.49%, due 02/10/37	3,848,959

23,260,500	Core Industrial Trust, Series 15-WEST, Class E, 144A, Variable Rate, 4.23%, due 02/10/37	24,287,151

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

318,802	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + .25%, 2.68%, due 04/15/37	302,381

251,875	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	247,158

6,372,761	CSAILCommercial Mortgage Trust, Series 15-C3, Class A4, 3.72%, due 08/15/48	6,694,469

10,742,760	GS Mortgage Securities Corp., Series 16-RENT, Class E, 144A, Variable Rate, 4.07%, due 02/10/29	10,783,211

6,101,601	GS Mortgage Securities Corp., Series 16-GS2, Class D, 144A, 2.75%, due 05/10/49	5,304,388

5,550,330	GS Mortgage Securities Trust, Series 15-GS1, Class A3, 3.73%, due 11/10/48	5,863,208

1,664,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 04-CBX, Class E, Variable Rate, 5.13%, due 01/12/37	1,687,124

4,069,073	JP Morgan Chase Commercial Mortgage Securities Trust, Series 04-CB9, Class F, 144A, Variable Rate, 5.36%, due 06/12/41	4,140,282

4,135,794	JP Morgan Chase Commercial Mortgage Securities Trust, Series 04-C3, Class H, 144A, Variable Rate, 5.90%, due 01/15/42	4,142,946

4,000,000	JPMBB Commercial Mortgage Securities Trust, Series 15-C31, Class A3, 3.80%, due 08/15/48	4,222,734

1,326,486	LB-UBS Commercial Mortgage Trust, Series 04-C6, Class K, 144A, Variable Rate, 6.31%, due 08/15/36	1,353,436

2,294,780	Merrill Lynch Mortgage Trust, Series 04-BPC1, Class E, 144A, Variable Rate, 5.17%, due 10/12/41	2,294,157

1,201,206	Morgan Stanley Dean Witter Capital I Trust, Series 01-TOP3, Class F, 144A, Variable Rate, 7.76%, due 07/15/33	1,129,134

8,543,000	Union Station District of Columbia, Series 2018-USDC, Class E, 144A, Variable Rate, 4.49%, due 05/13/38	8,817,461

8,270,894	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 4.60%, due 03/23/45	8,394,216

1,717,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.55%, due 04/16/35	1,718,329

8,563,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.55%, due 04/16/35	8,206,049

	Total Commercial Mortgage-Backed Securities	115,216,433

	Residential Mortgage-Backed Securities — Other — 11.8%

1,227,377	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 2.71%, due 02/25/36	587,559

20,585,250	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + .36%, 2.79%, due 02/25/36	2,996,957

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	9,963,688

5,719,538	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	5,389,934

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	2,910,580

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	1,115,754

662,298	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + .32%, 2.75%, due 02/25/37	628,119

5,590,189	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,346,774

6,820,171	Conseco Financial Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	6,903,936

3,122,127	Conseco Financial Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,949,886

1,783,634	Countrywide Home Equity Loan Trust, Series 07-E, Class A, FSA, Variable Rate, 1 mo. LIBOR + .15%, 2.59%, due 06/15/37	1,703,552

9,820,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 17-DNA3, Class M2, 1 mo. LIBOR + 2.50%, 4.93%, due 03/25/30	10,061,779

535,780	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .50%, 2.93%, due 10/25/34	503,496

7,990,843	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	8,108,121

6,496,763	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.61%, due 09/25/35	3,130,585

31,041,675	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + .26%, 2.69%, due 06/25/36	3,215,436

16,259,485	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	12,290,790

14,605,750	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43%, due 03/25/37	7,806,278

4,187,720	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .32%, 2.75%, due 03/25/36	753,106

631,036	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.68%, due 02/26/34	599,924

14,248,022	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + .20%, 2.63%, due 03/25/36	1,017,948

8,127,364	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + .34%, 2.77%, due 03/25/36	580,564

21,668,447	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + .40%, 2.83%, due 03/25/36	1,547,738

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

1,527,308	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + .90%, 3.33%, due 08/25/35	1,622,902

7,675,473	Oakwood Mortgage Investors, Inc., Series 99-C, Class A2, 7.48%, due 08/15/27	7,416,379

1,582,215	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,661,725

2,541,670	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	2,592,952

5,543,884	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	4,894,880

10,870,870	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	4,858,385

1,332,285	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	1,113,959

908,046	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	857,187

270,830	PHH Mortgage Trust, Series 07-1SL, Class M2, 144A, Step Up, 7.50%, due 12/25/27	314,976

	Total Residential Mortgage-Backed Securities — Other	115,445,849

	Residential Mortgage-Backed Securities — Prime — 3.4%

1,756,905	Bear Stearns ARM Trust, Series 05-6, Class 3A1, Variable Rate, 4.57%, due 08/25/35	1,763,319

1,627,051	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 4.73%, due 10/25/35	1,666,458

1,034,801	Citigroup Mortgage Loan Trust, Series 05-3, Class 2A2, Variable Rate, 4.46%, due 08/25/35	1,027,611

2,549,855	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 4.34%, due 12/25/36	2,424,287

1,964,728	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 4.28%, due 03/25/37	1,888,212

2,626,727	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 4.62%, due 09/25/35	2,622,619

1,872,258	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 4.10%, due 09/25/35	1,897,201

1,780,973	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, COFI + 1.25%, 2.21%, due 01/25/47	1,772,540

18,106,567	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	18,528,361

	Total Residential Mortgage-Backed Securities — Prime	33,590,608

	Residential Mortgage-Backed Securities — Subprime — 1.9%

1,788,863	Asset Backed Funding Certificates, Series 05-AQ1, Step Up, 4.74%, due 06/25/35	1,881,723

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Subprime — continued

2,578,393	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 3.16%, due 05/26/37	2,413,953

1,723,153	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M3, Variable Rate, 1 mo. LIBOR + 1.08%, 3.51%, due 08/25/35	1,735,518

3,296,075	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M4, Variable Rate, 1 mo. LIBOR + 1.88%, 4.30%, due 08/25/35	3,329,351

3,726,037	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 2.54%, due 04/25/31	5,342,241

1,928,663	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 4.27%, due 11/20/34	1,971,354

1,686,400	GSAA Trust, Series 05-1, Class M1, Step Up, 5.30%, due 11/25/34	1,726,571

	Total Residential Mortgage-Backed Securities — Subprime	18,400,711

	Residential Mortgage-Backed Securities — Alt-A — 1.2%

2,284,020	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + .70%, 3.13%, due 05/25/36	1,320,433

2,386,380	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + .70%, 3.13%, due 10/25/36	1,337,613

3,341,689	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	3,423,499

5,783,070	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 3.77%, due 07/25/36	4,163,687

1,493,225	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	1,565,045

	Total Residential Mortgage-Backed Securities — Alt-A	11,810,277

	Small Balance Commercial Mortgages — 13.9%

8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.27%, due 08/05/38	7,603,377

547,626	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .84%, 3.27%, due 04/25/34	539,009

495,958	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.80%, 4.23%, due 04/25/34	493,126

550,215	Bayview Commercial Asset Trust, Series 04-1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 2.85%, 5.28%, due 04/25/34	558,066

5,564,861	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .31%, 2.74%, due 08/25/35	5,342,308

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

2,860,098	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 2.82%, due 01/25/36	2,765,631

1,589,949	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .38%, 2.81%, due 04/25/36	1,524,117

2,248,696	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .23%, 2.66%, due 07/25/36	2,157,955

4,599,736	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .28%, 2.71%, due 07/25/36	4,420,201

6,462,717	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.68%, due 10/25/36	6,175,687

3,054,067	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .22%, 2.65%, due 03/25/37	2,898,693

2,405,288	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .24%, 2.67%, due 07/25/37	2,286,405

10,046,371	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .27%, 2.70%, due 07/25/37	9,544,463

6,469,795	Bayview Commercial Asset Trust, Series 07-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .32%, 2.75%, due 07/25/37	6,069,787

1,927,447	Bayview Commercial Asset Trust, Series 07-6A, Class A3B, 144A, Variable Rate, 1 mo. LIBOR + .85%, 3.28%, due 12/25/37	1,914,613

16,495,272	Bayview Commercial Asset Trust, Series 07-6A, Class A3A, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.68%, due 12/25/37	16,510,709

3,300,000	Core Industrial Trust, Series 15-WEST, Class D, 144A, Variable Rate, 4.23%, due 02/10/37	3,529,518

17,406,944	GE Business Loan Trust, Series 06-1X, Class A, Variable Rate, 1 mo. LIBOR + .20%, 2.64%, due 05/15/34	16,934,001

1,991,001	GE Business Loan Trust, Series 06-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .18%, 2.62%, due 11/15/34	1,959,361

4,348,633	GE Business Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .17%, 2.61%, due 04/15/35	4,266,110

3,487,499	GE Business Loan Trust, Series 07-1A, Class D, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.44%, due 04/16/35	3,190,818

1,639,274	Lehman Brothers Small Balance Commercial, Series 06-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 2.77%, due 09/25/36	1,635,429

672,490	Lehman Brothers Small Balance Commercial, Series 06-3A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 2.63%, due 12/25/36	653,115

4,300,000	Lehman Brothers Small Balance Commercial, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .40%, 2.83%, due 06/25/37	4,044,601

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

3,385,932	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.68%, due 02/25/30	3,348,092

468,188	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + .40%, 2.83%, due 09/25/30	467,589

2,002,843	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + .52%, 2.95%, due 09/25/30	1,990,168

2,467,604	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.43%, due 09/25/30	2,420,312

5,445,606	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M3, 144A, Variable Rate, 1 mo. LIBOR + .53%, 2.96%, due 04/25/31	5,302,656

2,022,599	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.43%, due 04/25/31	1,943,500

2,554,500	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 2.87%, due 09/25/36	2,482,633

1,186,499	Velocity Commercial Capital Loan Trust, Series 16-2, Class AFL, Variable Rate, 1 mo. LIBOR + 1.80%, 4.23%, due 10/25/46	1,192,897

4,357,418	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class C, 144A, Variable Rate, 3.94%, due 12/27/49	4,353,997

3,430,400	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class D, 144A, Variable Rate, 4.32%, due 12/27/49	3,455,985

2,585,664	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 4.47%, due 12/27/49	2,622,984

	Total Small Balance Commercial Mortgages	136,597,913

	Student Loans — Federal Family Education Loan Program — 5.7%

6,927,713	AccessLex Institute, Series 04-2, Class A3, Variable Rate, 3 mo. LIBOR + .19%, 2.77%, due 10/25/24	6,806,562

11,653,584	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + .70%, 3.28%, due 01/25/43	10,329,117

20,673,578	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + .06%, 2.64%, due 01/25/23	20,286,984

4,869,379	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + .32%, 2.92%, due 03/28/35 (a)	4,377,954

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Federal Family Education Loan Program — continued

14,145,457	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 3 mo. LIBOR + 1.65%, 4.23%, due 07/25/22	14,249,286

	Total Student Loans — Federal Family Education Loan Program	56,049,903

	Student Loans — Private — 20.7%

5,283,222	AccessLex Institute, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + .80%, 3.38%, due 07/25/34	5,058,251

1,118,559	AccessLex Institute, Series 03-A, Class A2, Variable Rate, 3 mo. USBM +1.20%, 3.57%, due 07/01/38	1,118,298

4,766,972	KeyCorp Student Loan Trust, Series 05-A, Class 2B, Variable Rate, 3 mo. LIBOR + .73%, 3.34%, due 09/27/38	4,740,705

31,059,920	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + .48%, 3.09%, due 12/27/41	30,671,463

2,656,146	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + .80%, 3.38%, due 04/28/42	2,590,969

5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 3.83%, due 07/28/42	4,706,550

1,966,436	L2L Education Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + .50%, 2.94%, due 10/15/28	1,900,629

18,250,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 5.16%, due 03/31/38 (a)	7,482,500

5,550,406	National Collegiate Student Loan Trust, Series 05-3, Variable Rate, 1 mo. LIBOR + .38%, 2.81%, due 10/25/33	5,365,117

2,061,054	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 2.66%, due 03/26/29	2,046,915

523,946	National Collegiate Student Loan Trust, Series 06-3, Class A4, Variable Rate, 1 mo. LIBOR + .27%, 2.70%, due 03/26/29	520,983

444,487	National Collegiate Student Loan Trust, Series 05-2, Class A4, Variable Rate, 1 mo. LIBOR + .27%, 2.70%, due 09/25/29	443,948

9,098,621	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + .24%, 2.67%, due 07/25/30	9,023,431

11,809,000	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + .31%, 2.74%, due 05/25/32	11,179,615

7,333,803	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + .35%, 2.78%, due 03/25/33	7,035,443

12,763,500	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + .37%, 2.80%, due 06/25/33	12,137,643

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

14,906,500	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + .31%, 2.73%, due 10/25/33	13,479,581

3,256,000	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. LIBOR + .54%, 2.97%, due 12/26/33	2,931,190

25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 5.16%, due 03/25/38 (a)	23,500

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 5.50%, due 03/25/38 (a)	69,188

8,991,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 28-DayAuct + .00%, due 06/15/32 (a)	8,988,303

4,600,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 28-DayAuct + .00%, due 09/15/32 (a)	4,598,620

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 4.21%, due 09/15/32	1,936,855

9,000,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + .43%, 3.04%, due 09/15/33	8,725,167

4,178,029	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + .28%, 2.89%, due 12/15/38	4,129,062

15,784,504	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + .29%, 2.90%, due 06/15/39	15,376,639

17,804,599	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + .33%, 2.94%, due 06/15/39	17,489,835

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + .39%, 3.00%, due 12/15/39	2,337,902

9,862,831	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. LIBOR + 1.50%, 3.93%, due 01/25/36	9,897,183

6,989,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 3.53%, due 01/25/46	6,698,545

	Total Student Loans — Private	202,704,030

	Time Share — 0.4%

360,041	BXG Receivables Note Trust, Series 12-A, Class B, 144A, 3.99%, due 12/02/27	360,215

1,465,549	BXG Receivables Note Trust, Series 13-A, Class B, 144A, 4.00%, due 12/04/28	1,467,233

761,713	Marriott Vacation Club Owner Trust, Series 12-1A, Class B, 144A, Variable Rate, 3.50%, due 05/20/30	760,941

1,337,570	Westgate Resorts LLC, Series 17-1A, Class A, 144A, 3.05%, due 12/20/30	1,335,442

	Total Time Share	3,923,831

	Total Asset-Backed Securities	894,455,506

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	U.S. Government — 0.7%

300,000	U.S. Treasury Note, Variable Rate, USBM + .03%, 2.36%, due 04/30/20 (b)	299,985

3,000,000	U.S. Treasury Note, Variable Rate, USBM + .04%, 2.37%, due 07/31/20 (b)	2,999,298

4,000,000	U.S. Treasury Note, Variable Rate, USBM + .12%, 2.44%, due 01/31/21	4,000,263

	Total U.S. Government	7,299,546

	U.S. Government Agency — 1.5%

5,925,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR – .02%, 2.53%, due 02/01/25 (c)	5,720,933

5,625,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 2.69%, due 10/29/26 (c)	5,403,744

3,172,500	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 2.56%, due 07/01/23 (c)	3,094,262

	Total U.S. Government Agency	14,218,939

	TOTAL DEBT OBLIGATIONS (COST $909,988,316)	915,973,991

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 1.2%

	United States — 1.2%

	Affiliated Issuers — 1.2%

2,343,048	GMO U.S. Treasury Fund	11,715,242

	TOTAL MUTUAL FUNDS (COST $11,715,738)	11,715,242

	SHORT-TERM INVESTMENTS — 2.5%

	Money Market Funds — 0.1%

371,780	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (d)	371,780

	U.S. Government — 2.4%

10,000,000	U.S. Treasury Bill, 2.32%, due 11/29/19 (e)	9,885,937

10,000,000	U.S. Treasury Note, 1.38%, due 03/31/20	9,925,000

4,000,000	U.S. Treasury Note, 1.38%, due 05/31/20	3,965,781

	Total U.S. Government	23,776,718

	TOTAL SHORT-TERM INVESTMENTS (COST $24,136,592)	24,148,498

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Option on Credit Default Swaps — Calls — 0.0%
CDX.NA.HYS.32.V1-5Y	GS	107.00%	06/19/19	USD	30,000,000	Fixed Spread	Receive	4,493

Option on Credit Default Swaps — Puts — 0.0%
ITRAXX.EUROPES.31.V1-5Y	CITI	70.00%	06/19/19	EUR	82,600,000	Fixed Spread	Pay	196,865

TOTAL PURCHASED OPTIONS (COST $246,535)	201,358

TOTAL INVESTMENTS — 97.1% (Cost $946,087,181)	952,039,089

Other Assets and Liabilities (net) — 2.9%	28,469,945

TOTAL NET ASSETS — 100.0%	$980,509,034

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

A summary of outstanding financial instruments at May 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/20/2019	BCLY	EUR	243,994	USD	275,103	778
08/20/2019	JPM	USD	286,214	EUR	255,000	485

						$1,263

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
257	U.S. Treasury Note 5 Yr. (CBT)	September 2019	30,163,367	186,362
9	U.S. Treasury Note 10 Yr. (CBT)	September 2019	1,140,750	11,236
93	U.S. Treasury Ultra 10 Yr. (CBT)	September 2019	12,698,860	162,623

			$44,002,977	$360,221

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps — Puts
ITRAXX.EUROPES.31.V1-5Y	CITI	115.00%	06/19/19	EUR	83,230,000	Fixed Spread	Pay	(954)
CDX.NA.HYS.32.V1-5Y	DB	99.00%	06/19/19	USD	30,000,000	Fixed Spread	Pay	(10,810)
ITRAXX.EUROPES.31.V1-5Y	GS	105.00%	07/17/19	EUR	82,600,000	Fixed Spread	Pay	(33,516)

		TOTAL WRITTEN OPTIONS ON CREDIT DEFAULT SWAPS — PUTS (Premiums $110,570)						$(45,280)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.27.V1-5Y	USD	23,771,090	5.00%	2.83%	N/A	12/20/2021	Quarterly	(1,782,238)	(1,232,531)	549,707
Sell Protection^:
CDX.NA.IGS.28.V1-5Y	USD	17,200,000	1.00%	0.47%	17,200,000 USD	06/20/2022	Quarterly	300,982	271,502	(29,480)

								$(1,481,256)	$(961,029)	$520,227

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HYS.25.V1-5Y	BOA	USD	4,400,000	5.00%	0.06%	N/A	12/20/2020	Quarterly	369,771	(301,943)	(671,714)
CDX.NA.HYS.25.V1-5Y	JPM	USD	4,343,000	5.00%	0.06%	N/A	12/20/2020	Quarterly	(26,058)	(298,031)	(271,973)
CDX.NA.HYS.25.V5-5Y	JPM	USD	8,543,000	5.00%	0.06%	N/A	12/20/2020	Quarterly	(847,893)	(586,250)	261,643
CDX.NA.IGS.25.V1-5Y	CITI	USD	4,300,000	1.00%	0.03%	N/A	12/20/2020	Quarterly	547,891	(45,321)	(593,212)
CDX.NA.IGS.25.V1-5Y	BOA	USD	4,400,000	1.00%	0.03%	N/A	12/20/2020	Quarterly	710,600	(46,375)	(756,975)
CDX.NA.HYS.27.V2-5Y	GS	USD	8,580,000	5.00%	0.14%	N/A	12/20/2021	Quarterly	21,450	(775,448)	(796,898)
CDX.NA.HYS.27.V2-5Y	JPM	USD	4,300,000	5.00%	0.14%	N/A	12/20/2021	Quarterly	(11,825)	(388,628)	(376,803)
D.R. HORTON INC	BCLY	USD	17,200,000	1.00%	0.37%	N/A	06/20/2022	Quarterly	(165,250)	(334,197)	(168,947)
CDX-NA.HYS.29.V1-5Y	JPM	USD	5,060,000	5.00%	0.29%	N/A	12/20/2022	Quarterly	(301,070)	(362,129)	(61,059)
CDX.NA.HYS.29.V1-5Y	JPM	USD	6,425,250	5.00%	0.29%	N/A	12/20/2022	Quarterly	(282,711)	(459,836)	(177,125)
CDX.NA.HYS.29.V1-5Y	MSCS	USD	3,450,800	5.00%	0.29%	N/A	12/20/2022	Quarterly	(188,414)	(246,963)	(58,549)
Navient Corp.	BCLY	USD	2,576,400	5.00%	2.25%	N/A	12/20/2022	Quarterly	(208,665)	(244,106)	(35,441)
Navient Corp.	BCLY	USD	2,576,400	5.00%	2.25%	N/A	12/20/2022	Quarterly	(198,694)	(244,106)	(45,412)
Navient Corp.	BCLY	USD	3,435,200	5.00%	2.25%	N/A	12/20/2022	Quarterly	(264,646)	(325,475)	(60,829)
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	0.06%	N/A	01/17/2047	Monthly	47,352	(70,310)	(117,662)
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	0.06%	N/A	01/17/2047	Monthly	197,705	(260,290)	(457,995)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	0.06%	N/A	01/17/2047	Monthly	112,812	(68,671)	(181,483)
CMBX.NA.AS.7	MSCS	USD	13,270,000	1.00%	0.06%	N/A	01/17/2047	Monthly	205,782	(207,105)	(412,887)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	0.06%	N/A	01/17/2047	Monthly	(119,899)	(118,738)	1,161
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	0.11%	N/A	10/17/2057	Monthly	247,717	(184,509)	(432,226)
CMBX.NA.AS.8	CGMI	USD	8,892,000	1.00%	0.07%	N/A	10/17/2057	Monthly	73,095	(133,787)	(206,882)
CMBX.NA.AS.8	MSCS	USD	3,384,000	1.00%	0.07%	N/A	10/17/2057	Monthly	140,432	(50,915)	(191,347)
CMBX.NA.BBB-.8	CITI	USD	7,500,000	3.00%	0.46%	N/A	10/17/2057	Monthly	596,480	545,202	(51,278)
CMBX.NA.BBB-.8	CSI	USD	2,108,500	3.00%	0.46%	N/A	10/17/2057	Monthly	144,924	153,274	8,350
CMBX.NA.BBB-.8	GS	USD	8,650,000	3.00%	0.46%	N/A	10/17/2057	Monthly	1,299,082	628,800	(670,282)
CMBX.NA.BBB-.8	CGMI	USD	4,223,000	3.00%	0.46%	N/A	10/17/2057	Monthly	392,728	306,985	(85,743)
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	0.46%	N/A	10/17/2057	Monthly	400,908	307,058	(93,850)
CMBX.NA.AAA.9	CITI	USD	4,000,000	0.50%	0.04%	N/A	09/17/2058	Monthly	(17,096)	(17,369)	(273)
CMBX.NA.AAA.9	GS	USD	6,146,000	0.50%	0.04%	N/A	09/17/2058	Monthly	(30,042)	(26,688)	3,354
CMBX.NA.AAA.9	GS	USD	1,000,000	0.50%	0.04%	N/A	09/17/2058	Monthly	(4,888)	(4,342)	546
CMBX.NA.AAA.9	MSCI	USD	3,328,000	0.50%	0.04%	N/A	09/17/2058	Monthly	(31,983)	(14,451)	17,532
CMBX.NA.AAA.9	GS	USD	1,714,000	0.50%	0.04%	N/A	09/17/2058	Monthly	(18,554)	(7,443)	11,111
CMBX.NA.AAA.9	GS	USD	3,835,800	0.50%	0.04%	N/A	09/17/2058	Monthly	(31,220)	(16,656)	14,564
CMBX.NA.AAA.9	GS	USD	1,906,500	0.50%	0.04%	N/A	09/17/2058	Monthly	(21,677)	(8,279)	13,398
CMBX.NA.BBB-.9	DB	USD	4,400,000	3.00%	0.41%	N/A	09/17/2058	Monthly	950,085	257,328	(692,757)
CMBX.NA.BBB-.9	GS	USD	1,760,000	3.00%	0.41%	N/A	09/17/2058	Monthly	346,611	102,931	(243,680)
CMBX.NA.BBB-.9	MSCS	USD	8,528,000	3.00%	0.41%	N/A	09/17/2058	Monthly	974,545	498,748	(475,797)
CMBX.NA.BBB-.9	DB	USD	4,263,000	3.00%	0.41%	N/A	09/17/2058	Monthly	517,160	249,315	(267,845)
Sell Protection^:
CDX-NA.HYS.27.V3-5Y	JPM	USD	8,543,000	5.00%	0.04%	8,543,000 USD	12/20/2021	Quarterly	1,230,192	993,586	(236,606)
CDX-NA.HYS.27.V3-5Y	JPM	USD	12,672,000	5.00%	0.04%	12,672,000 USD	12/20/2021	Quarterly	1,795,622	1,473,806	(321,816)
CDX.NA.HYS.27.V2-5Y	GS	USD	12,870,000	5.00%	0.04%	12,870,000 USD	12/20/2021	Quarterly	1,657,013	1,496,834	(160,179)
CDX.NA.HYS.27.V2-5Y	JPM	USD	8,600,000	5.00%	0.04%	8,600,000 USD	12/20/2021	Quarterly	1,143,800	1,000,215	(143,585)
CDX.NA.HYS.27.V3-5Y	BOA	USD	8,545,000	5.00%	0.04%	8,545,000 USD	12/20/2021	Quarterly	1,369,764	993,819	(375,945)
CDX.NA.HYS.29.V1-5Y	BOA	USD	25,885,000	5.00%	0.10%	25,885,000 USD	12/20/2022	Quarterly	4,283,968	3,575,653	(708,315)
CDX.NA.HYS.29.V1-5Y	MSCS	USD	10,233,600	5.00%	0.10%	10,233,600 USD	12/20/2022	Quarterly	1,547,320	1,413,629	(133,691)
CDX.NA.HYS.29.V1-5Y	JPM	USD	41,791,309	5.00%	0.03%	41,791,309 USD	12/20/2022	Quarterly	8,914,086	6,656,913	(2,257,173)
CDX.NA.HYS.29.V1-5Y	BOA	USD	5,115,600	5.00%	0.10%	5,115,600 USD	12/20/2022	Quarterly	742,274	706,649	(35,625)
CDX.NA.HYS.29.V1-5Y	MSCS	USD	21,042,000	5.00%	0.03%	21,042,000 USD	12/20/2022	Quarterly	4,021,126	3,351,768	(669,358)
CDX-NA.HYS.31.V1-5Y	GS	USD	10,000,000	5.00%	0.21%	10,000,000 USD	12/20/2023	Quarterly	1,166,000	1,278,645	112,645
CDX-NA.HYS.31.V1-5Y	JPM	USD	18,517,545	5.00%	0.05%	18,517,545 USD	12/20/2023	Quarterly	3,686,843	3,485,853	(200,990)
CMBX.NA.A.9	GS	USD	6,822,400	2.00%	0.19%	6,822,400 USD	09/17/2058	Monthly	89,487	19,624	(69,863)
CMBX.NA.A.6	CSI	USD	4,217,000	2.00%	0.21%	4,217,000 USD	05/11/2063	Monthly	(52,739)	(10,666)	42,073

									$37,121,301	$23,637,608	$(13,483,693)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2019, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.27%	3 Month USD LIBOR	USD	10,495,000	03/10/2021	Quarterly	—	139,107	139,107
2.10%	3 Month USD LIBOR	USD	4,101,000	11/24/2021	Quarterly	90,788	(14,959)	(105,747)
2.06%	3 Month USD LIBOR	USD	10,281,000	11/10/2022	Quarterly	163,222	(49,916)	(213,138)
2.15%	3 Month USD LIBOR	USD	6,877,000	10/13/2024	Quarterly	164,029	(73,685)	(237,714)
2.65%	3 Month USD LIBOR	USD	19,740,000	01/18/2025	Quarterly	(228,827)	(742,041)	(513,214)
2.00%	3 Month USD LIBOR	USD	19,668,000	04/16/2025	Quarterly	(91,173)	(40,158)	51,015
2.58%	3 Month USD LIBOR	USD	3,162,000	02/04/2026	Quarterly	—	(118,585)	(118,585)
1.65%	3 Month USD LIBOR	USD	5,536,000	05/19/2026	Quarterly	221,122	126,872	(94,250)
2.88%	3 Month USD LIBOR	USD	7,356,000	06/04/2028	Quarterly	—	(500,426)	(500,426)
3.00%	3 Month USD LIBOR	USD	6,581,000	07/30/2028	Quarterly	—	(519,067)	(519,067)

						$319,161	$(1,792,858)	$(2,112,019)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iBoxx USD Liquid Leverage Loans Index	3 Month USD LIBOR	MSCS	USD	19,999,999	06/20/2019	Quarterly	—	(48,026)	(48,026)
Total Return on iBoxx USD Liquid Leverage Loans Index	3 Month USD LIBOR	GS	USD	30,000,001	06/20/2019	Quarterly	—	(1,155,115)	(1,155,115)

							$—	$(1,203,141)	$(1,203,141)

As of May 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

COFI - Cost of Funds Index

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

The rates shown on variable rate notes are the current interest rates at May 31, 2019, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued using significant unobservable inputs.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2019.

(e)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

MSCS - Morgan Stanley Capital Services LLC

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 108.9%

	U.S. Government — 85.3%

21,700,000	U.S. Treasury Bill, 2.32%, due 10/03/19 (a)	21,529,377

15,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.36%, due 04/30/20	14,999,260

15,000,000	U.S. Treasury Note, 1.50%, due 10/31/19	14,944,922

15,000,000	U.S. Treasury Note, 1.13%, due 12/31/19	14,892,188

3,800,000	U.S. Treasury Note, 1.25%, due 02/29/20	3,769,570

44,000,000	U.S. Treasury Note, 1.38%, due 03/31/20	43,670,000

17,000,000	U.S. Treasury Note, 1.38%, due 04/30/20	16,860,547

35,000,000	U.S. Treasury Note, 1.38%, due 05/31/20	34,700,586

54,741,200	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.37%, due 07/31/20	54,728,380

60,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.37%, due 10/31/20	59,965,366

94,000,000	U.S. Treasury Note, Variable Rate, USBM + .12%, 2.44%, due 01/31/21	94,006,182

	TOTAL U.S. GOVERNMENT	374,066,378

	U.S. Government Agency — 15.8%

24,470,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – .16%, 2.41%, due 02/07/20	24,461,576

20,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 2.44%, due 02/21/20	19,994,812

25,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.08%, 2.48%, due 07/24/20	24,992,264

	TOTAL U.S. GOVERNMENT AGENCY	69,448,652

Shares	Description	Value ($)

	Money Market Funds — 0.1%

566,446	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 2.32% (b)	566,446

	Repurchase Agreements — 7.7%

25,004,700	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 05/31/19, maturing on 06/03/19 with a maturity value of $25,009,847 and an effective yield of 2.47%, collateralized by a U.S. Treasury Note with maturity date 11/30/25 and a market value of $25,587,151.	25,004,700

8,492,527	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 05/31/19, maturing on 06/03/19 with a maturity value of $8,494,261 and an effective yield of 2.45%, collateralized by a U.S. Treasury Note with maturity date 11/30/24 and a market value of $9,175,239.	8,492,527

	TOTAL REPURCHASE AGREEMENTS	33,497,227

	TOTAL SHORT-TERM INVESTMENTS (COST $477,484,938)	477,578,703

	TOTAL INVESTMENTS — 108.9% (Cost $477,484,938)	477,578,703

	Other Assets and Liabilities (net) — (8.9%)	(38,845,780)

	TOTAL NET ASSETS — 100.0%	$438,732,923

Notes to Schedule of Investments:

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

The rates shown on variable rate notes are the current interest rates at May 31, 2019, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2019.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. As of May 31, 2019, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	326,390,560	6,268,859	(42)	6,268,817	(209,623)
Core Plus Bond Fund	747,863,029	14,684,767	(2,833,814)	11,850,953	4,231,467
Emerging Country Debt Fund	4,402,682,036	189,314,576	(455,104,428)	(265,789,852)	13,098,460
High Yield Fund	212,606,208	1,542,663	(318,536)	1,224,127	(2,673,297)
Opportunistic Income Fund	950,769,869	26,111,247	(24,842,027)	1,269,220	(15,851,851)
U.S. Treasury Fund	477,484,938	152,550	(58,785)	93,765	—

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust (“underlying funds”). A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2019 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$29,705,779	$40,583,681	$65,690,000	$153,740	$—	$—	$4,599,460

Core Plus Bond Fund
GMO Emerging Country Debt Fund, Class IV	$34,628,088	$—	$—	$—	$—	$530,351	$35,158,439
GMO Opportunistic Income Fund, Class VI	135,749,920	—	—	—	—	2,589,659	138,339,579
GMO U.S. Treasury Fund	39,599,632	86,000,000	106,999,999	76,685	—	—	18,599,633

Totals	$209,977,640	$86,000,000	$106,999,999	$76,685	$—	$3,120,010	$192,097,651

Emerging Country Debt Fund
GMO U.S. Treasury Fund	$74,190,722	$—	$—	$475,175	$—	$—	$74,190,722

High Yield Fund
GMO U.S. Treasury Fund	$3,539,546	$28,549,901	$28,872,000	$42,257	$—	$—	$3,217,447

Opportunistic Income Fund
GMO U.S. Treasury Fund	$17,465,242	$5,000,000	$10,750,000	$80,929	$(2,403)	$2,403	$11,715,242

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2019 through May 31, 2019. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2020.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (“Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2019, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; and third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$899,956	$318,846,280	$—	$319,746,236

TOTAL DEBT OBLIGATIONS	899,956	318,846,280	—	319,746,236

Mutual Funds	4,599,460	—	—	4,599,460
Short-Term Investments	1,621,974	6,691,707	—	8,313,681

	7,121,390	325,537,987	—	332,659,377

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,059,455	—	1,059,455

Total	$7,121,390	$326,597,442	$—	$333,718,832

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,269,078)	$—	$(1,269,078)

Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$46,973,338	$—	$46,973,338
U.S. Government	156,430,808	—	—	156,430,808
U.S. Government Agency	—	100,290,363	—	100,290,363

TOTAL DEBT OBLIGATIONS	156,430,808	147,263,701	—	303,694,509

Mutual Funds	295,088,552	—	—	295,088,552
Short-Term Investments	4,750,677	156,180,244	—	160,930,921

Total Investments	456,270,037	303,443,945	—	759,713,982

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,717,208	—	2,717,208
Futures Contracts
Interest Rate Risk	915,550	—	—	915,550
Swap Contracts
Interest Rate Risk	—	8,239,767	—	8,239,767

Total	$457,185,587	$314,400,920	$—	$771,586,507

Description	Level 1	Level 2	Level 3	Total
Core Plus Bond Fund (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(4,115,603)	$—	$(4,115,603)
Swap Contracts
Interest Rate Risk	—	(3,571,965)	—	(3,571,965)

Total	$—	$(7,687,568)	$—	$(7,687,568)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$38,820,766	$—	$38,820,766
Corporate Debt	—	33,940,771	25,870,942	59,811,713
Foreign Government Agency	—	734,296,956	198,564,715	932,861,671
Foreign Government Obligations	—	1,934,203,344	215,208,901	2,149,412,245
U.S. Government	598,133,849	78,091,800	—	676,225,649

TOTAL DEBT OBLIGATIONS	598,133,849	2,819,353,637	439,644,558	3,857,132,044

Loan Assignments	—	—	7,844,663	7,844,663
Loan Participations	—	—	56,829,651	56,829,651
Mutual Funds	74,190,722	—	—	74,190,722
Rights/Warrants	—	18,808,174	2,606,713	21,414,887
Short-Term Investments	119,480,217	—	—	119,480,217

Total Investments	791,804,788	2,838,161,811	506,925,585	4,136,892,184

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,824,725	—	1,824,725
Options
Credit Risk	—	—	441,967	441,967
Swap Contracts
Credit Risk	—	25,135,194	—	25,135,194
Interest Rate Risk	—	2,162,137	—	2,162,137

Total	$791,804,788	$2,867,283,867	$507,367,552	$4,166,456,207

Liability Valuation Inputs
Derivatives^
Options
Credit Risk	$—	$—	$(1,656,669)	$(1,656,669)
Swap Contracts
Credit Risk	—	(13,854,889)	—	(13,854,889)
Interest Rate Risk	—	(14,474,696)	—	(14,474,696)

Total	$—	$(28,329,585)	$(1,656,669)	$(29,986,254)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$44,242,011	$—	$44,242,011
U.S. Government	58,382,447	—	—	58,382,447
U.S. Government Agency	17,004,726	—	—	17,004,726

TOTAL DEBT OBLIGATIONS	75,387,173	44,242,011	—	119,629,184

Mutual Funds	3,217,447	—	—	3,217,447
Short-Term Investments	48,990,156	41,993,548	—	90,983,704

Total Investments	127,594,776	86,235,559	—	213,830,335

Derivatives^
Futures Contracts
Interest Rate Risk	241,120	—	—	241,120
Swap Contracts
Credit Risk	—	2,304,707	—	2,304,707

Total	$127,835,896	$88,540,266	$—	$216,376,162

Description	Level 1	Level 2	Level 3	Total
High Yield Fund (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(800,604)	$—	$(800,604)
Futures Contracts
Interest Rate Risk	(14,578)	—	—	(14,578)
Swap Contracts
Credit Risk	—	(98,890)	—	(98,890)
Interest Rate Risk	—	(958,674)	—	(958,674)

Total	$(14,578)	$(1,858,168)	$—	$(1,872,746)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$865,559,173	$28,896,333	$894,455,506
U.S. Government	7,299,546	—	—	7,299,546
U.S. Government Agency	—	—	14,218,939	14,218,939

TOTAL DEBT OBLIGATIONS	7,299,546	865,559,173	43,115,272	915,973,991

Mutual Funds	11,715,242	—	—	11,715,242
Short-Term Investments	24,148,498	—	—	24,148,498
Purchased Options	—	201,358	—	201,358

Total Investments	43,163,286	865,760,531	43,115,272	952,039,089

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,263	—	1,263
Futures Contracts
Interest Rate Risk	360,221	—	—	360,221
Swap Contracts
Credit Risk	—	29,768,137	—	29,768,137
Interest Rate Risk	—	265,979	—	265,979

Total	$43,523,507	$895,795,910	$43,115,272	$982,434,689

Liability Valuation Inputs
Derivatives^
Written Options
Credit Risk	$—	$(45,280)	$—	$(45,280)
Swap Contracts
Credit Risk	—	(7,091,558)	—	(7,091,558)
Interest Rate Risk	—	(3,261,978)	—	(3,261,978)

Total	$—	$(10,398,816)	$—	$(10,398,816)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$444,081,476	$33,497,227	$—	$477,578,703

Total Investments	444,081,476	33,497,227	—	477,578,703

Total	$444,081,476	$33,497,227	$—	$477,578,703

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options and rights/warrants, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ portfolio valuation notes which are available on the Securities and Exchange Commission’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at May 31, 2019.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2019	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of May 31, 2019	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2019
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$24,697,310	$—	$—	$(378)	$—	$1,174,010	$—		$—	$25,870,942	$1,174,010
Foreign Government Agency	130,262,106	—	(1,253,637)	776,111	—	5,258,985	63,521,150	‡	—	198,564,715	5,258,985
Foreign Government Obligations	116,011,870	—	—	738,061	—	6,456,182	92,002,788	‡	—	215,208,901	6,456,182
Loan Assignments	7,965,089	—	(93,406)	(4,100)	—	(22,920)	—		—	7,844,663	(22,920)
Loan Participations	58,083,336	—	(882,114)	380,033	—	(751,604)	—		—	56,829,651	(751,604)
Rights/Warrants	2,736,698	—	—	—	—	(129,985)	—		—	2,606,713	(129,985)

Total Investments	339,756,409	—	(2,229,157)	1,889,727	—	11,984,668	155,523,938		—	506,925,585	11,984,668

Derivatives
Options	(993,146)	—	—	—	(182,626)	(38,930)	—		—	(1,214,702)	(38,930)

Total	$338,763,263	$—	$(2,229,157)#	$1,889,727	$(182,626)	$11,945,738	$155,523,938		$—	$505,710,883	$11,945,738

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$30,514,634	$—	$(1,062,904)	$45,820	$—	$(601,217)	$—		$—	$28,896,333	$(601,217)
U.S. Government Agency	14,579,868	—	(375,000)	879	—	13,192	—		—	14,218,939	13,192

Total Investments	$45,094,502	$—	$(1,437,904)##	$46,699	$—	$(588,025)	$—		$—	$43,115,272	$(588,025)

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $2,229,157 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $1,437,904 of proceeds received from partial calls and/or principal paydowns as applicable.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses.

Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of May 31, 2019, the Fund listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	40,477,910	40,526,811

Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Recently-issued accounting guidance

In March 2017, the Financial Accounting Standards Board issued ASU 2017-08, Premium Amortization of Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under this ASU, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features, and are callable at fixed prices, will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis. It is in effect for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Commodities Risk	X
Counterparty Risk	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X
Currency Risk	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X
Futures Contracts Risk		X		X	X
Illiquidity Risk	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Market Disruption and Geopolitical Risk	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X	X		X
Market Risk – Equities	X				X
Market Risk – Fixed Income	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X
Small Company Risk	X	X			X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be expected to be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt instruments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt instrument proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract or of those payments being delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the pricing models used do not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, there is a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See the Funds’ Prospectus and Statement of Additional Information for more information.

The Securities and Exchange Commission has proposed a rule under the Investment Company Act of 1940, as amended (the “1940 Act”), regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that GMO would be unable to implement a Fund’s investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are evolving, their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivative positions. Also, as a general matter, in contrast to a bilateral derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivative positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.)

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e. options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Because, absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) in which it invests, the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could result in higher expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund typically will have to sell other investments at disadvantageous times. A Fund also runs the risk of being unable to reenter or be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates could prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities or securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

The Securities and Exchange Commission has adopted Rule 22e-4 under the 1940 Act, which requires each Fund to adopt a liquidity risk management program to assess and manage its illiquidity risk. Under its program, each Fund will be required to classify its investments into specific liquidity categories and monitor compliance with limits on investments on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investments. The Funds do not expect Rule 22e-4 to have a significant effect on investment operations. While the liquidity risk management program attempts to assess and manage illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk inherent in a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could put significant downward price pressure on the market price of the securities being sold.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, at disadvantageous prices to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds, adversely affecting the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests) reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e. a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process and in making investment decisions for those Funds. Those Funds run the risk that GMO’s models will not accurately predict future market movements or characteristics. In addition, those models are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). In March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union, which provided the United Kingdom with two years to negotiate an exit agreement with the European Union, with a deadline of March 29, 2019. On November 25, 2018, European Union leaders approved the terms of the United Kingdom’s withdrawal from the European Union, which the United Kingdom’s Parliament subsequently rejected. The European Union has agreed to delay the United Kingdom’s exit until October 31, 2019. While negotiations continue, it remains unclear whether a negotiated withdrawal agreement can be reached. If the United Kingdom leaves the European Union without finalizing agreements on trade, finance and other key elements, the withdrawal may lead to legal uncertainty and potentially divergent national laws and regulations as the United Kingdom determines which European Union laws to replicate or replace. The potential implications of a “no deal” scenario include a shrinking United Kingdom economy and far-reaching disruptions to world securities markets. Brexit has resulted in volatility in European and global markets and could have a negative long-term effect on financial markets in the United Kingdom and throughout Europe. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These types of sanctions have recently been applied against the Venezuelan and Russian governments, as well as against certain Russian and Venezuelan officials and institutions. These sanctions, any additional sanctions or intergovernmental actions, or even the threat of further sanctions, may result in a decline of the value and liquidity of Russian and Venezuelan securities, a weakening of the Russian and Venezuelan currencies or other adverse consequences to their respective economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver those securities and/or assets that are within the scope of the sanctions. In addition, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.
• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income,” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. Asset-backed securities also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities, and they may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. The mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business would likely have a material impact on the many asset-backed securities it services. The risks associated with asset-backed securities are particularly pronounced for Opportunistic Income Fund, which has invested a substantial portion of its assets in asset-backed securities, and for the Funds that have invested a substantial portion of their assets in Opportunistic Income Fund.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile. Often, below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. Moreover, fixed income investments will be difficult to value during such periods. During the last ten years, central banks and governmental financial regulators, including the U.S. Federal Reserve, kept interest rates historically low. However, more recently, the U.S. Federal Reserve has increased interest rates. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• NON-DIVERSIFIED FUNDS. All of the Funds (except U.S. Treasury Fund) are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.

In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not “diversified” investment companies within the meaning of the 1940 Act.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets (particularly in emerging markets) often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. In some cases, the amount of a refund could be material to a Fund’s net asset value. Accordingly, a refund is not typically reflected in the Fund’s net asset value until it is received or until GMO is confident that it will be received. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability

(including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e. a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of reliable information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions.

The Funds (other than Emerging Country Debt Fund, High Yield Fund and U.S. Treasury Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the Funds have previously taken temporary defensive positions.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e. the Fund may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended May 31, 2019, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund
Forward currency contracts
Adjust currency exchange rate risk	X	X	X	X	X
Adjust exposure to foreign currencies	X	X	X	X
Futures contracts
Adjust interest rate exposure		X		X	X
Maintain the diversity and liquidity of the portfolio		X		X	X
Options (Purchased)
Adjust currency exchange rate risk	X	X
Adjust exposure to foreign currencies	X	X
Adjust interest rate exposure					X
Achieve exposure to a reference entity’s credit					X
Provide a measure of protection against default loss					X
Options (Written)
Achieve exposure to a reference entity’s credit					X
Adjust currency exchange rate risk	X	X
Adjust exposure to foreign currencies	X	X
Adjust interest rate exposure					X
Provide a measure of protection against default loss					X
Options (Credit linked)
Achieve exposure to a reference entity’s credit			X
Swap contracts
Achieve exposure to a reference entity’s credit			X	X	X
Adjust exposure to certain markets					X
Adjust interest rate exposure	X	X	X		X
Provide a measure of protection against default loss			X	X	X
Provide exposure to the Fund’s benchmark		X		X
Adjust exposure to foreign currencies			X
Rights and/or warrants
Achieve exposure to a reference commodity/economic statistic			X

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

* * *

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of May 31, 2019:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Asset Allocation Bond Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$1,059,455	$—	$—	$1,059,455

Total	$—	$—	$1,059,455	$—	$—	$1,059,455

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(1,269,078)	$—	$—	$(1,269,078)

Total	$—	$—	$(1,269,078)	$—	$—	$(1,269,078)

Core Plus Bond Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$2,717,208	$—	$—	$2,717,208
Unrealized Appreciation on Futures Contracts	—	—	—	915,550	—	915,550
Swap Contracts, at value	—	—	—	8,239,767	—	8,239,767

Total	$—	$—	$2,717,208	$9,155,317	$—	$11,872,525

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(4,115,603)	$—	$—	$(4,115,603)
Swap Contracts, at value	—	—	—	(3,571,965)	—	(3,571,965)

Total	$—	$—	$(4,115,603)	$(3,571,965)	$—	$(7,687,568)

Emerging Country Debt Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$—	$—	$21,414,887	$21,414,887
Unrealized Appreciation on Forward Currency Contracts	—	—	1,824,725	—	—	1,824,725
Options, at value	441,967	—	—	—	—	441,967
Swap Contracts, at value	25,135,194	—	—	2,162,137	—	27,297,331

Total	$25,577,161	$—	$1,824,725	$2,162,137	$21,414,887	$50,978,910

Liability Derivatives
Options, at value	$(1,656,669)	$—	$—	$—	$—	$(1,656,669)
Swap Contracts, at value	(13,854,889)	—	—	(14,474,696)	—	(28,329,585)

Total	$(15,511,558)	$—	$—	$(14,474,696)	$—	$(29,986,254)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
High Yield Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts	$—	$—	$—	$241,120	$—	$241,120
Swap Contracts, at value	2,304,707	—	—	—	—	2,304,707

Total	$2,304,707	$—	$—	$241,120	$—	$2,545,827

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(800,604)	$—	$—	$(800,604)
Unrealized Depreciation on Futures Contracts	—	—	—	(14,578)	—	(14,578)
Swap Contracts, at value	(98,890)	—	—	(958,674)	—	(1,057,564)

Total	$(98,890)	$—	$(800,604)	$(973,252)	$—	$(1,872,746)

Opportunistic Income Fund
Asset Derivatives
Investments, at value (purchased options)	$201,358	$—	$—	$—	$—	$201,358
Unrealized Appreciation on Forward Currency Contracts	—	—	1,263	—	—	1,263
Unrealized Appreciation on Futures Contracts	—	—	—	360,221	—	360,221
Swap Contracts, at value	29,768,137	—	—	265,979	—	30,034,116

Total	$29,969,495	$—	$1,263	$626,200	$—	$30,596,958

Liability Derivatives
Written Options, at value	$(45,280)	$—	$—	$—	$—	$(45,280)
Swap Contracts, at value	(7,091,558)	—	—	(3,261,978)	—	(10,353,536)

Total	$(7,136,838)	$—	$—	$(3,261,978)	$—	$(10,398,816)

Subsequent events

As of June 30, 2019, GMO ended its voluntary waiver for the management fee for GMO U.S. Treasury Fund.

Effective June 30, 2019, GMO Opportunistic Income Fund will no longer charge a purchase premium or redemption fee.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.8%

	Argentina — 1.1%

162,053	Adecoagro SA *	1,077,652

	Australia — 1.7%

415,437	Infigen Energy *	138,712

19,699	OZ Minerals Ltd	123,256

53,371	Quintis Ltd * (a)	—

238,096	Sandfire Resources NL	1,014,320

144,819	Tassal Group Ltd	483,403

	Total Australia	1,759,691

	Brazil — 2.3%

94,700	Cosan SA	1,137,670

194,700	Sao Martinho SA	970,039

52,000	SLC Agricola SA	258,413

	Total Brazil	2,366,122

	Canada — 2.3%

56,763	Canadian Solar Inc *	1,083,606

887,600	Largo Resources Ltd *	1,090,127

9,100	NFI Group Inc	226,557

	Total Canada	2,400,290

	China — 3.0%

883,000	Chaowei Power Holdings Ltd	335,801

609,000	China Datang Corp Renewable Power Co Ltd – Class H	60,612

386,000	China High Speed Transmission Equipment Group Co Ltd	261,293

825,000	China Suntien Green Energy Corp Ltd – Class H	221,058

8,600	Hollysys Automation Technologies Ltd	153,252

1,740,000	Huaneng Renewables Corp Ltd – Class H	469,759

168,000	MMG Ltd *	51,369

530,000	Tianneng Power International Ltd	431,469

518,000	Wasion Group Holdings Ltd	218,170

620,120	Xinjiang Goldwind Science & Technology Co Ltd – Class H	653,366

110,214	Zhengzhou Yutong Bus Co Ltd – Class A	199,241

	Total China	3,055,390

	Denmark — 3.1%

38,546	Vestas Wind Systems A/S	3,138,083

	Finland — 0.3%

17,755	Kemira Oyj	243,549

2,319	Neste Oyj	78,286

	Total Finland	321,835

	France — 8.2%

16,587	Albioma SA	396,453

77,955	Electricite de France SA	1,096,663

Shares	Description	Value ($)

	France — continued

20,006	Nexans SA	571,625

13,537	Schneider Electric SE	1,069,150

11,219	STMicroelectronics NV	169,776

108,439	Suez (b)	1,451,685

60,545	Valeo SA (b)	1,597,431

58,002	Veolia Environnement SA	1,342,466

11,700	Vilmorin & Cie SA	652,584

	Total France	8,347,833

	Germany — 4.7%

13,683	CENTROTEC Sustainable AG	189,721

69,396	E.ON SE	725,565

24,879	K+S AG (Registered)	422,176

2,016	Knorr-Bremse AG *	221,716

14,366	Nordex SE *	203,185

121,848	PNE AG	325,018

23,966	Siemens AG (Registered)	2,711,755

	Total Germany	4,799,136

	India — 0.2%

253,775	Rashtriya Chemicals & Fertilizers Ltd	232,118

	Israel — 1.8%

357,997	Israel Chemicals Ltd	1,793,454

	Italy — 2.6%

279,636	Enel SPA	1,739,115

17,741	Prysmian SPA	295,145

99,537	Terna Rete Elettrica Nazionale SPA	608,055

	Total Italy	2,642,315

	Japan — 9.9%

8,800	Central Japan Railway Co	1,829,117

900	Daikin Industries Ltd	108,846

14,800	East Japan Railway Co	1,402,307

25,200	Ebara Corp	637,327

28,400	GS Yuasa Corp	504,717

127,900	Hitachi Zosen Corp	418,196

36,200	Kubota Corp	550,394

9,000	Kurita Water Industries Ltd	214,700

4,300	METAWATER Co Ltd	128,482

47,700	Osaki Electric Co Ltd	278,084

116,900	Panasonic Corp	923,160

52,200	Renesas Electronics Corp *	234,794

60,000	Sumitomo Forestry Co Ltd	677,558

41,700	Takuma Co Ltd	542,325

7,600	Tsukishima Kikai Co Ltd	91,050

18,500	West Japan Railway Co	1,447,153

8,000	Yokogawa Electric Corp	154,464

	Total Japan	10,142,674

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Malaysia — 0.1%

318,300	George Kent Malaysia Berhad	82,625

	Mexico — 1.2%

489,900	Grupo Mexico SAB de CV	1,219,829

	Netherlands — 1.1%

46,972	Arcadis NV	870,657

24,499	SIF Holding NV (b)	296,391

	Total Netherlands	1,167,048

	Norway — 3.9%

159,340	Austevoll Seafood ASA	1,671,664

5,168	Bakkafrost P/F	273,957

51,608	Grieg Seafood ASA	731,850

15,438	Marine Harvest ASA *	358,246

6,454	Norway Royal Salmon ASA	146,079

6,888	Salmar ASA	314,654

11,052	Yara International ASA	474,770

	Total Norway	3,971,220

	Pakistan — 0.8%

827,000	Fauji Fertilizer Co Ltd	519,944

57,180	Millat Tractors Ltd	333,401

	Total Pakistan	853,345

	Poland — 1.9%

77,187	KGHM Polska Miedz SA *	1,912,318

	Portugal — 0.9%

261,404	EDP – Energias de Portugal SA	952,676

	Russia — 4.6%

104,677	MMC Norilsk Nickel PJSC ADR	2,184,288

94,125	PhosAgro PJSC GDR (Registered)	1,209,318

116,061	Ros Agro Plc GDR (Registered)	1,350,373

	Total Russia	4,743,979

	South Africa — 0.0%

19,722	Tongaat Hulett Ltd	22,550

	South Korea — 0.8%

2,945	LG Chem Ltd	823,549

	Spain — 3.4%

6,288	Acciona SA (b)	672,025

2,409	Construcciones y Auxiliar de Ferrocarriles SA	101,946

40,674	Endesa SA	1,013,248

1,016	Fomento de Construcciones y Contratas SA (c)	13,139

28,438	Fomento de Construcciones y Contratas SA (c)	367,253

61,753	Iberdrola SA	574,164

33,043	Red Electrica Corp SA	700,357

	Total Spain	3,442,132

Shares	Description	Value ($)

	Sweden — 0.3%

37,757	Svenska Cellulosa AB SCA – Class B	288,196

	Switzerland — 0.9%

877	Gurit Holding AG	887,519

	Taiwan — 0.7%

150,000	Delta Electronics Inc	675,792

	Thailand — 0.1%

187,800	SPCG Pcl	106,775

	Ukraine — 0.8%

67,964	Kernel Holding SA	824,681

	United Kingdom — 4.3%

111,540	Antofagasta Plc	1,104,415

81,236	Drax Group Plc	302,742

27,798	Go-Ahead Group Plc	654,542

97,632	National Grid Plc (b)	981,556

77,381	Polypipe Group Plc	420,149

159,653	Renewables Infrastructure Group Ltd (The)	253,526

370,085	Renewi Plc	156,751

303,240	Stagecoach Group Plc	478,512

	Total United Kingdom	4,352,193

	United States — 27.8%

9,700	AGCO Corp.	645,632

55,600	Albemarle Corp.	3,519,480

48,300	BorgWarner, Inc.	1,713,684

12,200	Darling Ingredients, Inc. *	230,580

1,100	Deere & Co.	154,187

44,600	Delphi Technologies Plc	680,596

14,200	Eaton Corp Plc	1,057,758

13,800	Edison International	819,306

10,800	EnerSys	607,284

21,800	Exelon Corp.	1,048,144

38,700	First Solar, Inc. *	2,246,148

542,280	Freeport-McMoRan, Inc.	5,265,539

8,700	FutureFuel Corp.	90,306

8,500	Green Plains, Inc.	110,925

3,400	Ingersoll-Rand Plc	402,356

22,400	Johnson Controls International Plc	862,848

29,800	Mosaic Co. (The)	639,806

15,200	Owens Corning	736,744

23,500	Renewable Energy Group, Inc. *	367,540

4,800	REX American Resources Corp. *	323,856

8,200	Rexnord Corp. *	215,742

25,740	Shiloh Industries, Inc. *	103,989

110,095	SolarEdge Technologies, Inc. *	5,898,890

4,400	TE Connectivity Ltd.	370,612

5,500	TPI Composites, Inc. *	114,675

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

700	Valmont Industries, Inc.	79,177

	Total United States	28,305,804

	TOTAL COMMON STOCKS (COST $103,160,661)	96,708,824

	PREFERRED STOCKS (d) — 3.4%

	Chile — 3.4%

114,400	Sociedad Quimica y Minera de Chile SA Sponsored ADR (b)	3,469,752

	TOTAL PREFERRED STOCKS (COST $5,126,390)	3,469,752

	MUTUAL FUNDS — 6.2%

	United States — 6.2%

	Affiliated Issuers — 6.2%

1,273,660	GMO U.S. Treasury Fund (e)	6,368,301

	TOTAL MUTUAL FUNDS (COST $6,368,301)	6,368,301

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

262,061	State Street Institutional Treasury Money Market Fund-Premier Class, 2.30% (f)	262,061

	TOTAL SHORT-TERM INVESTMENTS (COST $262,061)	262,061

	TOTAL INVESTMENTS — 104.7% (Cost $114,917,413)	106,808,938

	Other Assets and Liabilities (net) — (4.7%)	(4,834,271)

	TOTAL NET ASSETS — 100.0%	$101,974,667

Notes to Schedule of Investments:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	All or a portion of this security is out on loan.

(c)	Securities are traded on separate exchanges for the same entity.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	All or a portion of this security is purchased with collateral from securities loaned.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2019.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 83.2%

	Belgium — 1.3%

225,494	Anheuser-Busch InBev SA/NV	18,340,414

	Brazil — 3.2%

739,800	Atacadao SA	4,364,574

464,200	B3 SA – Brasil Bolsa Balcao	4,326,200

1,174,939	Banco BTG Pactual SA	13,992,253

949,900	BR Malls Participacoes SA	3,101,013

1,514,100	Localiza Rent a Car SA	14,678,159

1,116,700	Rumo SA *	5,509,579

	Total Brazil	45,971,778

	China — 24.1%

384,076	Alibaba Group Holding Ltd Sponsored ADR *	57,327,184

72,600	Baidu Inc Sponsored ADR *	7,986,000

17,742,004	China Construction Bank Corp – Class H	14,045,474

3,255,000	China Life Insurance Co Ltd – Class H	7,581,870

2,399,000	China Mengniu Dairy Co Ltd *	8,751,958

2,132,500	China Mobile Ltd	18,627,296

4,058,000	China Overseas Land & Investment Ltd	14,060,322

2,838,000	China Resources Land Ltd	11,544,915

2,054,000	CSPC Pharmaceutical Group Ltd	3,314,165

86,300	Ctrip.com International Ltd ADR *	2,982,528

266,000	Foshan Haitian Flavouring & Food Co Ltd – Class A	3,843,277

702,232	Gree Electric Appliances Inc of Zhuhai – Class A	5,322,627

21,302,000	Industrial & Commercial Bank of China Ltd – Class H	15,225,321

336,577	Jiangsu Yanghe Brewery Joint-Stock Co Ltd – Class A	5,555,393

1,564,330	Midea Group Co Ltd – Class A	11,212,074

16,400	NetEase Inc ADR	4,077,204

76,000	New Oriental Education & Technology Group Inc Sponsored ADR *	6,509,400

4,195,062	Ping An Bank Co Ltd – Class A	7,395,257

2,986,905	Ping An Insurance Group Co of China Ltd – Class H	33,143,315

863,193	SAIC Motor Corp Ltd – Class A	2,990,082

2,091,884	Tencent Holdings Ltd	87,226,599

4,096,000	Tingyi Cayman Islands Holding Corp	6,658,359

370,473	Toly Bread Co Ltd – Class A	2,148,931

244,471	Wuliangye Yibin Co Ltd – Class A	3,572,455

248,100	Yum China Holdings, Inc.	9,926,481

	Total China	351,028,487

	France — 1.1%

36,793	L’Oreal SA	9,870,828

41,933	SEB SA	6,842,516

	Total France	16,713,344

Shares	Description	Value ($)

	Germany — 0.3%

54,257	Bayerische Motoren Werke AG	3,764,731

	Hong Kong — 2.0%

3,163,241	AIA Group Ltd	29,716,125

	India — 10.9%

237,000	Action Construction Equipment Ltd	365,520

235,386	Asian Paints Ltd	4,774,159

499,037	Axis Bank Ltd *	5,836,938

88,860	Bajaj Finance Ltd	4,410,152

1,016,858	CMI Ltd (a)	1,953,157

10,683,040	Gayatri Highways Ltd *	122,958

11,052,457	Gayatri Projects Ltd * (a)	28,899,777

1,529,095	HDFC Bank Ltd *	53,351,321

520,153	HDFC Life Insurance Co Ltd	3,294,467

3,210,385	ICICI Bank Ltd	19,446,658

961,344	Kotak Mahindra Bank Ltd	21,030,491

1,503,690	Sangam India Ltd	1,337,609

491,290	Sun TV Network Ltd	3,876,517

542,494	Titan Co Ltd	9,617,443

	Total India	158,317,167

	Indonesia — 3.3%

23,133,264	Bank Central Asia Tbk PT	47,327,443

	Japan — 0.3%

41,800	Daikin Industries Ltd	5,055,298

	Mexico — 1.4%

1,237,500	Fomento Economico Mexicano SAB de CV	11,523,375

1,639,600	Grupo Financiero Banorte SAB de CV – Class O	8,934,717

	Total Mexico	20,458,092

	Peru — 0.5%

34,382	Credicorp Ltd	7,694,692

	Philippines — 1.5%

4,246,452	BDO Unibank Inc	11,242,409

7,232,040	Puregold Price Club Inc	6,188,957

9,109,100	Semirara Mining & Power Corp	3,843,899

	Total Philippines	21,275,265

	Poland — 0.4%

191,935	Bank Polska Kasa Opieki SA	5,322,370

	Russia — 2.8%

2,067,726	Sberbank of Russia Sponsored ADR	29,797,489

172,568	X5 Retail Group NV GDR (Registered)	5,080,631

146,700	Yandex NV – Class A *	5,269,464

	Total Russia	40,147,584

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	South Africa — 1.7%

2,095,891	FirstRand Ltd	9,623,042

69,267	Naspers Ltd – N Shares	15,616,347

	Total South Africa	25,239,389

	South Korea — 6.7%

273,110	KB Financial Group Inc	10,046,987

5,810	LG Household & Health Care Ltd	6,246,360

586,238	Macquarie Korea Infrastructure Fund	5,885,310

2,129,683	Samsung Electronics Co Ltd	75,820,600

	Total South Korea	97,999,257

	Switzerland — 2.6%

380,003	Nestle SA (Registered)	37,695,814

	Taiwan — 10.9%

1,186,000	Chailease Holding Co Ltd	4,370,524

20,347,000	CTBC Financial Holding Co Ltd	13,506,515

2,108,000	Delta Electronics Inc	9,497,132

14,502,245	E.Sun Financial Holding Co Ltd	12,566,579

2,527,000	Hon Hai Precision Industry Co Ltd	5,905,877

28,000	Largan Precision Co Ltd	3,336,260

11,647,000	Mega Financial Holding Co Ltd	11,417,979

3,219,000	Taiwan Cement Corp	4,371,913

10,555,000	Taiwan Semiconductor Manufacturing Co Ltd	78,005,099

69,500	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2,665,325

4,954,000	Uni-President Enterprises Corp	12,732,216

	Total Taiwan	158,375,419

	Thailand — 5.3%

1,026,500	Advanced Info Service Pcl (Foreign Registered)	6,244,269

3,674,800	Airports of Thailand Pcl (Foreign Registered)	7,400,425

5,396,900	Bangkok Dusit Medical Services Pcl (Foreign Registered)	4,355,966

7,856,100	CP ALL Pcl (Foreign Registered)	19,843,435

1,960,800	CPN Retail Growth Leasehold (Foreign Registered) (REIT)	1,721,945

78,700	Delta Electronics Thailand Pcl (Foreign Registered)	157,910

14,106,300	Home Product Center Pcl (Foreign Registered)	7,531,317

34,937,724	Land & Houses Pcl (Foreign Registered)	11,706,453

10,740,500	Quality Houses Leasehold Property Fund	4,617,619

1,903,100	Ratch Group Pcl (Foreign Registered)	3,706,884

3,669,600	Tisco Financial Group Pcl (Foreign Registered)	10,240,362

	Total Thailand	77,526,585

	Turkey — 0.3%

4,161,373	Akbank TAS *	4,281,700

	United Arab Emirates — 0.4%

4,485,569	Emaar Properties PJSC	5,432,902

Shares / Par Value†	Description	Value ($)

	United Kingdom — 1.7%

405,786	Unilever Plc	24,755,269

	Vietnam — 0.5%

2,423,000	Bank for Foreign Trade of Vietnam JSC	6,942,319

	TOTAL COMMON STOCKS (COST $1,208,256,978)	1,209,381,444

	PREFERRED STOCKS (b) — 3.3%

	Brazil — 3.3%

1,549,560	Banco Bradesco SA	14,611,226

783,000	Companhia Energetica de Minas Gerais	2,945,267

3,523,150	Itau Unibanco Holding SA	31,425,031

	Total Brazil	48,981,524

	TOTAL PREFERRED STOCKS (COST $51,569,554)	48,981,524

	INVESTMENT FUNDS — 8.3%

	Mexico — 0.6%

199,000	iShares MSCI Mexico Capped ETF	8,541,080

	Thailand — 3.6%

104,648,401	Digital Telecommunications Infrastructure Fund	52,658,728

	United States — 4.1%

1,208,858	iShares Core MSCI Emerging Markets ETF	59,379,105

	TOTAL INVESTMENT FUNDS (COST $112,904,385)	120,578,913

	DEBT OBLIGATIONS — 0.7%

	United States — 0.7%

10,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.46%, due 07/31/20	9,997,658

	TOTAL DEBT OBLIGATIONS (COST $10,002,498)	9,997,658

	MUTUAL FUNDS — 4.1%

	United States — 4.1%

	Affiliated Issuers — 4.1%

11,891,550	GMO U.S. Treasury Fund	59,457,753

	TOTAL MUTUAL FUNDS (COST $59,458,817)	59,457,753

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.0%

	Money Market Funds — 2.0%

28,867,939	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (c)	28,867,939

	TOTAL SHORT-TERM INVESTMENTS (COST $28,867,939)	28,867,939

	TOTAL INVESTMENTS — 101.6% (Cost $1,471,060,171)	1,477,265,231

	Other Assets and Liabilities (net) — (1.6%)	(23,540,222)

	TOTAL NET ASSETS — 100.0%	$1,453,725,009

Notes to Schedule of Investments:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

The rates shown on variable rate notes are the current interest rates at May 31, 2019, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Affiliated company.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2019.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.1%

	Brazil — 0.7%

1,150,846	Banco BTG Pactual SA	13,705,331

100,900	Enauta Participacoes SA	327,852

1,175,735	Rumo SA *	5,800,846

188,700	Transmissora Alianca de Energia Eletrica SA	1,275,809

	Total Brazil	21,109,838

	Chile — 0.0%

54,022	Inversiones La Construccion SA	882,430

	China — 30.7%

4,196,000	361 Degrees International Ltd	778,442

773,000	AAC Technologies Holdings Inc	4,104,093

3,310,000	Agile Group Holdings Ltd	4,177,763

12,856,500	Agricultural Bank of China Ltd – Class A *	6,848,631

75,662,290	Agricultural Bank of China Ltd – Class H	32,469,865

1,665,000	Agritrade Resources Ltd	229,291

5,163,946	Aier Eye Hospital Group Co Ltd – Class A	28,562,442

155,226	Alibaba Group Holding Ltd Sponsored ADR *	23,169,033

2,890,136	Anhui Conch Cement Co Ltd – Class A	16,516,848

3,969,500	Anhui Conch Cement Co Ltd – Class H	23,258,659

636,400	Anhui Expressway Co Ltd – Class A	568,810

251,000	Anhui Xinhua Media Co Ltd – Class A	220,080

106,646,682	Bank of China Ltd – Class H	44,219,014

271,500	Baoye Group Co Ltd – Class H *	166,234

270,000	Beijing Enterprises Water Group Ltd. *	143,309

7,391,941	Beijing North Star Co Ltd – Class A	3,856,131

1,250,000	BYD Electronic International Co Ltd	1,647,117

1,184,000	CAR Inc *	931,724

429,000	CGN Power Co Ltd – Class H	118,108

58,200	Changyou.com Ltd ADR *	1,068,552

61,900	Cheetah Mobile Inc ADR *	265,551

395,000	China Aoyuan Group Ltd	427,260

2,678,560	China Communications Services Corp Ltd – Class H	2,002,879

118,122,906	China Construction Bank Corp – Class H	93,512,108

825,000	China Evergrande Group	2,197,094

2,127,368	China International Travel Service Corp Ltd – Class A	23,812,574

13,434,000	China Jinmao Holdings Group Ltd	7,756,118

8,716,000	China Machinery Engineering Corp – Class H	3,838,182

2,709,437	China Mobile Ltd	23,666,816

148,200	China Mobile Ltd Sponsored ADR	6,494,124

2,676,000	China Oriental Group Co Ltd	1,551,929

935,000	China Overseas Grand Oceans Group Ltd	405,265

14,444,000	China Overseas Land & Investment Ltd	50,046,156

520,000	China Overseas Property Holdings Ltd	246,530

37,600	China Petroleum & Chemical Corp ADR	2,485,736

5,817,275	China Petroleum & Chemical Corp – Class A	4,555,754

30,706,000	China Petroleum & Chemical Corp – Class H	20,401,810

5,020,000	China Resources Cement Holdings Ltd	4,352,729

576,000	China Resources Gas Group Ltd	2,761,809

Shares	Description	Value ($)

	China — continued

9,732,000	China Resources Land Ltd	39,589,540

5,883,744	China Shenhua Energy Co Ltd – Class A	15,661,051

10,565,000	China Shenhua Energy Co Ltd – Class H	21,775,359

1,563,490	China South Publishing & Media Group Co Ltd – Class A	2,941,628

11,064,000	China Travel International Investment Hong Kong Ltd	2,256,867

3,793,302	China Vanke Co Ltd – Class A	14,628,445

3,914,900	China Vanke Co Ltd – Class H	13,892,056

3,194,473	China Yangtze Power Co Ltd – Class A	8,190,937

769,800	Chinese Universe Publishing and Media Group Co Ltd – Class A *	1,499,391

2,550,186	Chongqing Changan Automobile Co Ltd – Class A	2,582,075

5,687,000	CNOOC Ltd	9,239,568

1,400	CNOOC Ltd Sponsored ADR	227,318

11,490,000	Country Garden Holdings Co Ltd	15,527,374

4,048,101	CRRC Corp Ltd – Class A	4,629,512

9,651,204	Daqin Railway Co Ltd – Class A	11,679,412

1,742,000	Dongyue Group Ltd	1,172,475

683,762	Fangda Special Steel Technology Co Ltd – Class A	899,474

404,353	Foshan Electrical and Lighting Co Ltd – Class A	306,153

2,602,000	Greentown China Holdings Ltd	1,727,861

373,800	GRG Banking Equipment Co Ltd – Class A	356,744

17,372,000	Guangdong Investment Ltd	34,149,243

292,379	Guangdong Provincial Expressway Development Co Ltd – Class A	377,755

2,063,600	Guangzhou R&F Properties Co Ltd – Class H	3,901,906

557,922	Hangzhou Robam Appliances Co Ltd – Class A	2,044,879

7,928,356	Hisense Home Appliances Group Co Ltd – Class A	14,186,210

34	HLA Corp Ltd – Class A	43

85,700	Hollysys Automation Technologies Ltd	1,527,174

182,000	Hopson Development Holdings Ltd	181,959

10,248,000	Hua Han Health Industry Holdings Ltd * (a)	679,753

9,490,000	Huabao International Holdings Ltd	3,970,950

1,008,716	Huaxin Cement Co Ltd – Class A	3,936,574

571,000	IGG Inc	678,417

7,847,500	Industrial & Commercial Bank of China Ltd – Class A	6,368,702

103,297,647	Industrial & Commercial Bank of China Ltd – Class H	73,830,618

379,900	Inner Mongolia Yitai Coal Co Ltd – Class H	329,775

5,484,000	Jiayuan International Group Ltd	2,551,966

53,800	Jumei International Holding Ltd ADR *	130,196

1,838,000	Kingboard Laminates Holdings Ltd	1,568,443

8,446,000	Kunlun Energy Co Ltd *	7,762,802

14,431	Kweichow Moutai Co Ltd – Class A (b)	1,854,173

137,228	Kweichow Moutai Co Ltd – Class A (b)	17,631,797

1,298,500	KWG Property Holding Ltd *	1,302,589

5,470,000	Logan Property Holdings Co Ltd	8,079,796

328,975	Loncin Motor Co Ltd – Class A	197,880

1,732,500	Longfor Group Holdings Ltd	6,382,167

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued

1,168,555	Midea Group Co Ltd – Class A	8,375,423

15,977,000	PICC Property & Casualty Co Ltd – Class H	17,284,762

506,500	Ping An Insurance Group Co of China Ltd – Class H	5,620,229

5,184,400	Qingling Motors Co Ltd – Class H	1,461,504

2,026,700	RiseSun Real Estate Development Co Ltd – Class A	2,756,291

145,000	Road King Infrastructure Ltd	294,083

2,227,600	SAIC Motor Corp Ltd -– Class A	7,716,360

764,515	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd – Class A	1,606,722

223,548	Shanghai Mechanical and Electrical Industry Co Ltd – Class A	534,784

192,400	Shanghai Oriental Pearl Group Co Ltd – Class A	282,582

1,232,770	Shanghai SMI Holding Co Ltd – Class A	1,207,761

289,317	Shenzhen Expressway Co Ltd – Class A	434,628

1,854,000	Shenzhen Investment Ltd	682,911

2,739,500	Shimao Property Holdings Ltd	7,860,009

827,000	Shui On Land Ltd	187,494

3,798,600	Sinopec Shanghai Petrochemical Co Ltd – Class A	2,874,446

18,774,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	8,194,244

712,500	Sinotruk Hong Kong Ltd	1,349,818

6,835,103	Suning Universal Co Ltd – Class A	3,419,208

1,315,665	Tencent Holdings Ltd	54,860,108

318,000	Tianneng Power International Ltd	258,882

383,000	Times China Holdings Ltd	634,341

731,999	Weichai Power Co Ltd – Class A	1,237,253

2,022,400	Weifu High-Technology Group Co Ltd – Class A	5,748,673

19,799,000	Yangzijiang Shipbuilding Holdings Ltd	19,760,143

755,799	Youngor Group Co Ltd – Class A	1,037,873

1,920,000	Yuexiu Property Co Ltd	435,571

9,748,000	Yuzhou Properties Co Ltd	4,441,686

6,450,000	Zhejiang Expressway Co Ltd – Class H	6,735,543

991,912	Zhejiang Runtu Co Ltd – Class A	1,862,718

500,573	Zhejiang Supor Co Ltd – Class A	5,171,422

408,000	Zhenro Properties Group Ltd.	245,096

217,600	Zhuzhou CRRC Times Electric Co Ltd – Class H	1,170,711

	Total China	981,986,856

	Czech Republic — 0.1%

180,095	Moneta Money Bank AS	588,185

3,362	Philip Morris CR AS	2,007,100

	Total Czech Republic	2,595,285

	Greece — 0.0%

17,456	Motor Oil Hellas Corinth Refineries SA	443,977

	India — 3.2%

1,070,235	Aurobindo Pharma Ltd	10,294,480

770,395	Cadila Healthcare Ltd	2,745,907

Shares	Description	Value ($)

	India — continued

178,058	CMI Ltd	342,010

12,318,874	Gayatri Highways Ltd * (c)	141,786

16,772,852	Gayatri Projects Ltd * (c)	43,857,369

307,542	HDFC Bank Ltd *	10,730,381

21,000	HDFC Bank Ltd ADR	2,607,360

2,287,559	ICICI Bank Ltd	13,856,711

225,400	ICICI Bank Ltd Sponsored ADR	2,704,800

3,013,682	Jai Balaji Industries Ltd *	1,316,476

1,322,083	Kiri Industries Ltd *	10,313,585

145,807	Kotak Mahindra Bank Ltd	3,189,694

528,333	Sangam India Ltd	469,979

	Total India	102,570,538

	Indonesia — 0.6%

27,450,600	Bukit Asam Persero Tbk PT	5,890,294

5,221,291	Indo Tambangraya Megah Tbk PT	6,404,033

203,792,500	Panin Financial Tbk PT *	5,006,424

2,002,400	Tower Bersama Infrastructure Tbk PT *	513,789

	Total Indonesia	17,814,540

	Malaysia — 0.0%

3,199,800	IOI Properties Group Berhad	1,023,996

	Mexico — 0.1%

41,100	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand – Class B	60,270

532,400	Credito Real SAB de CV SOFOM ER	621,807

745,800	Gentera SAB de CV	657,944

359,600	Unifin Financiera SAB de CV SOFOM ENR	814,656

	Total Mexico	2,154,677

	Pakistan — 0.3%

701,510	Engro Corp Ltd	1,347,011

3,371,000	Engro Fertilizers Ltd	1,575,168

2,135,000	Fauji Cement Co Ltd	244,131

234,250	Lucky Cement Ltd	671,422

4,329,200	Oil & Gas Development Co Ltd	3,976,243

565,700	Pakistan Oilfields Ltd	1,675,551

461,300	Pakistan Petroleum Ltd	511,181

252,700	Pakistan State Oil Co Ltd	341,095

568,400	United Bank Ltd	609,896

	Total Pakistan	10,951,698

	Peru — 0.0%

200	Credicorp Ltd	44,760

	Philippines — 0.4%

965,120	Manila Electric Co	7,131,722

13,737,000	Megaworld Corp	1,555,389

30,993,338	Nickel Asia Corp	1,345,705

1,251,965	Pilipinas Shell Petroleum Corp	1,006,489

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Philippines — continued

6,287,200	Semirara Mining & Power Corp	2,653,101

	Total Philippines	13,692,406

	Poland — 3.6%

20,343	Alior Bank SA *	280,189

14,650	Asseco Poland SA	195,084

72,953	Bank Handlowy w Warszawie SA	1,020,986

130,789	Bank Millennium SA *	326,069

505,099	Bank Polska Kasa Opieki SA	14,006,429

75,375	Budimex SA *	2,640,346

113,319	Ciech SA	1,259,799

264,489	Grupa Lotos SA	6,063,135

16,675	KRUK SA *	699,607

139	LPP SA	265,948

59,567	Lubelski Wegiel Bogdanka SA *	549,691

2,176	mBank SA	228,374

1,190,882	Polski Koncern Naftowy ORLEN SA	30,048,501

11,169,746	Polskie Gornictwo Naftowe i Gazownictwo SA	16,316,989

373,941	Powszechna Kasa Oszczednosci Bank Polski SA	3,834,089

3,232,460	Powszechny Zaklad Ubezpieczen SA	34,913,999

12,711	Santander Bank Polska SA	1,208,616

14,179	Stalprodukt SA	902,899

124,940	Warsaw Stock Exchange	1,301,798

	Total Poland	116,062,548

	Qatar — 1.5%

663,332	Barwa Real Estate Co	6,519,487

199,198	Doha Bank QPSC	1,270,725

566,672	Ezdan Holding Group QSC *	1,144,439

173,705	Gulf International Services QSC *	905,267

25,019	Qatar Electricity & Water Co QSC	1,136,619

375,693	Qatar Gas Transport Co Ltd	2,207,306

119,425	Qatar Insurance Co SAQ	1,141,051

90,831	Qatar International Islamic Bank QSC	1,813,434

14,607	Qatar Islamic Bank SAQ	671,180

529,106	Qatar National Bank QPSC	27,181,208

101,827	Qatar National Cement Co QSC	1,766,674

172,768	United Development Co QSC	646,427

	Total Qatar	46,403,817

	Russia — 16.3%

5,440,250	Aeroflot PJSC	7,801,243

20,475,390	Alrosa PJSC	27,578,779

2,858,700	Credit Bank of Moscow PJSC *	260,250

106,725	Etalon Group Plc GDR	200,117

163,460,000	Federal Grid Co Unified Energy System PJSC	431,373

1,121,030	Gazprom Neft PJSC	6,377,937

4,516	Gazprom Neft PJSC Sponsored ADR	127,503

8,867,392	Gazprom PJSC Sponsored ADR	58,081,364

689,630	Globaltrans Investment Plc Sponsored GDR (Registered)	5,993,751

110,246,000	Inter RAO UES PJSC	6,762,946

Shares	Description	Value ($)

	Russia — continued

32,178	LSR Group PJSC	340,935

43,820	LSR Group PJSC GDR (Registered)	91,012

1,002,849	LUKOIL PJSC Sponsored ADR	80,578,250

677,997	M.Video PJSC *	4,400,012

217,876	Magnit PJSC Sponsored GDR (Registered)	3,034,308

3,660,600	Magnitogorsk Iron & Steel Works PJSC	2,494,983

43,001	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	376,299

1,378,645	MMC Norilsk Nickel PJSC ADR	28,768,087

14,820,237	Moscow Exchange MICEX-RTS PJSC	19,185,660

272,736	Novatek PJSC Sponsered GDR (Registered)	55,686,621

1,245,890	Novolipetsk Steel PJSC	3,280,292

1,086,698	Novolipetsk Steel PJSC GDR	28,536,800

42,694	PhosAgro PJSC GDR (Registered)	548,533

28,849	Polyus PJSC GDR (Registered)	1,141,983

408,915	QIWI Plc Sponsored ADR	6,877,950

234,140	Raspadskaya OJSC *	485,264

16,649,000	ROSSETI PJSC	315,945

5,342,325	Rostelecom PJSC	6,282,055

33,228	Rostelecom PJSC Sponsored ADR	233,131

72,498,000	RusHydro PJSC	598,087

168,770	Safmar Financial Investment	1,307,125

4,822,531	Sberbank of Russia Sponsored ADR	69,496,303

866,590	Severstal PJSC GDR (Registered)	13,654,795

10,129,200	Surgutneftegas PJSC	3,859,715

2,878,707	Surgutneftegas PJSC Sponsored ADR	10,802,342

827,420	Tatneft PJSC	9,451,125

709,231	Tatneft PJSC Sponsored ADR	48,124,299

276,073	TCS Group Holding Plc GDR (Registered)	5,242,775

152,030	TMK PJSC	137,042

53,524	TMK PJSC GDR (Registered)	190,689

29,569,000	Unipro PJSC	1,125,865

	Total Russia	520,263,545

	South Africa — 5.6%

887,942	Absa Group Ltd	10,301,522

62,923	Astral Foods Ltd	714,354

852,892	AVI Ltd	5,246,241

220,888	Barloworld Ltd	2,008,477

189,912	Capitec Bank Holdings Ltd	17,200,555

121,657	Coronation Fund Managers Ltd	390,033

2,795,755	Delta Property Fund Ltd (REIT)	380,338

133,317	Discovery Ltd	1,268,714

1,618,133	Emira Property Fund Ltd (REIT)	1,529,383

2,396,198	FirstRand Ltd	11,001,867

2,120,369	Fortress REIT Ltd – Class B	1,724,099

84,102	Foschini Group Ltd (The)	1,015,963

5,946,274	Growthpoint Properties Ltd (REIT)	9,856,500

578,644	Hyprop Investments Ltd (REIT)	2,807,840

237,053	Imperial Holdings Ltd	976,580

316,250	Investec Ltd	1,864,767

388,163	Invicta Holdings Ltd	695,622

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

63,378	JSE Ltd	633,284

589,418	Kumba Iron Ore Ltd	17,896,808

287,523	Lewis Group Ltd	740,690

165,926	Liberty Holdings Ltd	1,242,454

145,404	Mondi Ltd	2,994,882

1,369,631	Mr Price Group Ltd	18,536,245

30,971	Naspers Ltd – N Shares	6,982,457

18,154	Nedbank Group Ltd	326,734

2,632,149	Old Mutual Ltd	3,797,824

2,516,448	Redefine Properties Ltd (REIT)	1,566,311

4,919	Remgro Ltd	62,493

524,508	Resilient REIT Ltd	2,121,325

2,726,454	RMB Holdings Ltd	15,411,606

1,187,113	SA Corporate Real Estate Ltd (REIT)	238,287

1,568,843	Sanlam Ltd	8,200,889

107,134	SPAR Group Ltd (The)	1,406,826

311,764	Transaction Capital Ltd	427,746

4,738,012	Truworths International Ltd	23,352,489

365,327	Wilson Bayly Holmes-Ovcon Ltd	2,751,646

299,604	Woolworths Holdings Ltd	941,111

	Total South Africa	178,614,962

	South Korea — 1.4%

397,933	DGB Financial Group Inc	2,699,142

333,161	Dongbu Insurance Co Ltd	17,225,566

1,078,596	Dongwon Development Co Ltd	4,223,806

2,521	Hankook Shell Oil Co Ltd	674,455

91,556	Hankook Technology Group Co Ltd	1,242,513

293,898	Hyundai Hy Communications & Network Co Ltd	979,300

499,296	Korea Asset In Trust Co Ltd	1,664,891

103,069	Kyobo Securities Co Ltd	920,897

16,177	Samsung Electronics Co Ltd	575,931

14,427	Samsung Electronics Co Ltd GDR	12,841,678

	Total South Korea	43,048,179

	Sri Lanka — 0.0%

103,983,101	Anilana Hotels & Properties Ltd * (c)	530,735

	Taiwan — 16.8%

1,223,000	Actron Technology Corp	3,782,624

1,096,532	Advantech Co Ltd	9,181,743

268,000	Alchip Technologies Ltd	731,329

6,703,000	AmTRAN Technology Co Ltd *	2,245,226

4,647,620	Asustek Computer Inc	31,948,237

395,000	Aten International Co Ltd	1,129,437

129,200	Aurora Corp	393,373

5,205,000	Catcher Technology Co Ltd	31,409,320

5,420,400	Cathay Financial Holding Co Ltd	7,001,649

298,000	Cathay Real Estate Development Co Ltd	275,591

7,428,740	Chailease Holding Co Ltd	27,375,622

2,201,100	Chin-Poon Industrial Co Ltd	2,236,643

Shares	Description	Value ($)

	Taiwan — continued

17,095,000	China Development Financial Holding Corp	5,022,334

1,337,000	China Life Insurance Co Ltd	1,032,914

756,000	China Motor Corp	657,443

595,000	Chong Hong Construction Co Ltd	1,700,915

299,000	Cleanaway Co Ltd	1,597,819

4,957,400	Coretronic Corp	6,348,202

44,790,720	CTBC Financial Holding Co Ltd	29,732,467

1,938,000	CTCI Corp	2,873,345

855,000	Elite Material Co Ltd	2,322,163

3,632,000	Farglory Land Development Co Ltd	4,554,747

2,333,000	FLEXium Interconnect Inc	5,795,038

1,771,000	Formosa Chemicals & Fibre Corp	6,007,529

2,899,000	Formosa Petrochemical Corp	10,602,065

2,551,000	Formosa Plastics Corp	8,911,086

1,765,000	Formosan Rubber Group Inc	990,299

6,686,075	Foxconn Technology Co Ltd	13,013,437

231,000	Fubon Financial Holding Co Ltd	315,878

7,248,200	Gigabyte Technology Co Ltd	10,464,006

970,000	Globalwafers Co Ltd	9,366,333

2,135,000	Grand Pacific Petrochemical	1,418,735

344,000	Greatek Electronics Inc	449,627

2,548,000	HannStar Display Corp	559,520

3,883,754	Highwealth Construction Corp	5,995,786

1,436,000	Holtek Semiconductor Inc	3,046,126

2,958,000	Hon Hai Precision Industry Co Ltd	6,913,172

1,972,000	Huaku Development Co Ltd	5,334,628

2,309,010	IEI Integration Corp	2,372,144

221,000	Kung Long Batteries Industrial Co Ltd	1,149,290

1,846,000	Lite-On Technology Corp	2,634,812

1,298,425	Mercuries Life Insurance Co Ltd *	442,958

150,000	Mirle Automation Corp	220,676

1,803,000	Nan Ya Plastics Corp	4,477,630

1,015,000	Nantex Industry Co Ltd	1,134,230

12,724,000	Nanya Technology Corp	24,816,923

51,000	Nichidenbo Corp	86,053

5,311,810	Novatek Microelectronics Corp	28,263,987

423,000	On-Bright Electronics Inc	1,949,055

1,338,000	Phison Electronics Corp	12,105,527

516,000	Quanta Storage Inc	697,683

11,076,870	Radiant Opto-Electronics Corp	34,850,838

2,241,720	Realtek Semiconductor Corp	14,174,904

1,407,090	Ruentex Development Co Ltd	1,818,962

3,334,800	Ruentex Industries Ltd	7,298,457

240,000	Shanghai Commercial & Savings Bank Ltd (The)	440,789

878,000	Shinkong Insurance Co Ltd	1,121,085

1,074,068	Simplo Technology Co Ltd	8,308,018

195,000	Sinbon Electronics Co Ltd	656,260

297,200	Sitronix Technology Corp	1,181,519

2,230,250	Syncmold Enterprise Corp	5,710,719

193,000	Taiwan PCB Techvest Co Ltd	218,270

5,641,000	Taiwan Semiconductor Manufacturing Co Ltd	41,688,940

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

997,410	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	38,250,674

282,000	Taiwan Styrene Monomer	216,811

300,000	Test Research Inc	521,859

114,000	Tong Hsing Electronic Industries Ltd	366,132

385,981	Topco Scientific Co Ltd	1,001,274

1,117,000	Transcend Information Inc *	2,532,003

1,712,160	Tripod Technology Corp	5,414,524

766,000	TXC Corp	812,389

1,423,400	United Integrated Services Co Ltd	6,545,419

1,939,000	Waterland Financial Holdings Co Ltd	643,835

1,241,000	YC INOX Co Ltd	1,053,242

11,101,000	Yuanta Financial Holding Co Ltd	6,232,597

148,000	Yulon Finance Corp	521,684

136,000	Yulon Nissan Motor Co Ltd	1,165,358

3,112,670	Yungtay Engineering Co Ltd	6,696,620

303,000	Zeng Hsing Industrial Co Ltd	1,400,970

489,000	Zhen Ding Technology Holding Ltd	1,436,348

	Total Taiwan	535,367,876

	Thailand — 0.9%

537,473	Delta Electronics Thailand Pcl (Foreign Registered)	1,080,380

576,100	Electricity Generating Pcl (Foreign Registered)	5,402,856

23,858,800	Land & Houses Pcl (Foreign Registered)	7,994,279

3,961,600	Pruksa Holding Pcl (Foreign Registered)	2,532,037

10,449,692	Quality Houses Pcl (Foreign Registered)	996,411

25,540,400	Star Petroleum Refining Pcl (Foreign Registered)	7,540,049

2,068,175	Supalai Pcl (Foreign Registered)	1,457,329

176,700	Thanachart Capital Pcl (Foreign Registered)	296,514

6,226,850	TTW Pcl (Foreign Registered)	2,638,948

	Total Thailand	29,938,803

	Turkey — 9.7%

28,729,519	Akbank TAS	29,560,236

575,405	Aksa Akrilik Kimya Sanayii AS	847,816

2,241,261	Anadolu Cam Sanayii AS	1,039,224

111,822	Arcelik AS *	334,443

372,073	Aselsan Elektronik Sanayi Ve Ticaret AS	1,166,295

531,805	Aygaz AS	809,061

1,725,385	BIM Birlesik Magazalar AS	23,619,645

42,367	Coca-Cola Icecek AS	198,297

15,102,375	Dogan Sirketler Grubu Holding AS *	2,776,211

3,596,063	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,426,597

90,191,918	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	17,649,036

4,190,212	Enerjisa Enerji AS	3,848,040

5,245,433	Enka Insaat ve Sanayi AS	4,772,259

8,841,298	Eregli Demir ve Celik Fabrikalari TAS	11,007,811

292,402	Ford Otomotiv Sanayi AS	2,764,429

9,105,384	Haci Omer Sabanci Holding AS	12,113,892

Shares	Description	Value ($)

	Turkey — continued

1,084,233	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	875,194

340,153	KOC Holding AS	938,990

736,280	Kordsa Teknik Tekstil AS	1,509,750

822,154	Koza Altin Isletmeleri AS *	6,718,588

464,481	Mavi Giyim Sanayi Ve Ticaret AS – Class B	2,726,955

171,353	Otokar Otomotiv Ve Savunma Sanayi AS	3,039,248

3,806,545	Petkim Petrokimya Holding AS *	3,163,012

961,605	Selcuk Ecza Deposu Ticaret ve Sanayi AS	774,187

20,956,689	Soda Sanayii AS	24,999,994

1,423,454	TAV Havalimanlari Holding AS	6,220,162

3,140,470	Tekfen Holding AS	13,422,355

195,109	Tofas Turk Otomobil Fabrikasi AS	567,039

4,304,560	Trakya Cam Sanayii AS	2,084,162

1,207,528	Tupras-Turkiye Petrol Rafineriler AS	27,176,386

80,132	Turk Traktor ve Ziraat Makineleri AS	377,641

37,134,489	Turkiye Garanti Bankasi AS	50,462,771

6,694,190	Turkiye Halk Bankasi AS	6,093,568

15,970,717	Turkiye Is Bankasi – Class C	14,048,000

40,244,013	Turkiye Sinai Kalkinma Bankasi AS	4,700,719

100,926	Turkiye Sise ve Cam Fabrikalari AS	90,123

21,990,486	Turkiye Vakiflar Bankasi TAO – Class D	13,935,275

73,170	Ulker Biskuvi Sanayi AS *	239,483

124,239	Verusa Holding AS	411,008

299,872	Vestel Elektronik Sanayi ve Ticaret AS *	501,894

32,840,268	Yapi ve Kredi Bankasi AS *	11,220,058

	Total Turkey	310,229,854

	United Arab Emirates — 0.5%

331,962	Abu Dhabi Commercial Bank PJSC	806,088

3,062,170	Air Arabia PJSC	863,217

2,235,158	Al Waha Capital PJSC	583,519

3,616,537	DAMAC Properties Dubai Co PJSC *	833,570

6,405,255	Dana Gas PJSC	1,722,227

1,129,048	Dubai Islamic Bank PJSC	1,539,101

4,945,128	Emaar Properties PJSC	5,989,518

520,327	First Abu Dhabi Bank PJSC	2,085,119

11,102,376	RAK Properties PJSC *	1,295,387

	Total United Arab Emirates	15,717,746

	United Kingdom — 0.7%

386,665	Unilever Plc	23,588,779

	TOTAL COMMON STOCKS (COST $2,923,715,624)	2,975,037,845

	PREFERRED STOCKS (d) — 3.1%

	Colombia — 0.0%

72,349	Banco Davivienda SA	817,292

1,255,072	Grupo Aval Acciones y Valores SA	436,559

	Total Colombia	1,253,851

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Russia — 1.5%

2,912	AK Transneft PJSC	7,182,677

256,846	Bashneft PJSC	6,702,834

52,001,900	Surgutneftegas PJSC	32,198,617

	Total Russia	46,084,128

	South Korea — 1.6%

1,747,590	Samsung Electronics Co Ltd	50,923,106

	Taiwan — 0.0%

605,412	CTBC Financial Holding Co Ltd (a)	1,229,189

	TOTAL PREFERRED STOCKS (COST $92,568,447)	99,490,274

	INVESTMENT FUNDS — 1.5%

	Russia — 0.0%

1,000	NCH Eagle Fund LP * (e) (f)	—

	Thailand — 0.3%

20,378,500	Digital Telecommunications Infrastructure Fund	10,254,394

	United States — 1.2%

1	iShares MSCI Emerging Markets ETF	40

746,724	iShares Core MSCI Emerging Markets ETF	36,679,083

	Total United States	36,679,123

	TOTAL INVESTMENT FUNDS (COST $47,665,802)	46,933,517

Shares	Description	Value ($)

	RIGHTS/WARRANTS — 0.0%

	Sri Lanka — 0.0%

8,665,258	Anilana Hotels & Properties Ltd, Expires 06/04/19 * (a) (c)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	MUTUAL FUNDS — 1.4%

	United States — 1.4%

	Affiliated Issuers — 1.4%

9,050,924	GMO U.S. Treasury Fund	45,254,618

	TOTAL MUTUAL FUNDS (COST $45,254,618)	45,254,618

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

4,234,684	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (g)	4,234,684

	TOTAL SHORT-TERM INVESTMENTS (COST $4,234,684)	4,234,684

	TOTAL INVESTMENTS — 99.2% (Cost $3,113,439,175)	3,170,950,938

	Other Assets and Liabilities (net) — 0.8%	26,351,610

	TOTAL NET ASSETS — 100.0%	$3,197,302,548

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2019

NCH Eagle Fund LP	4/6/09	$—	0.00%	$—	(h)

A summary of outstanding financial instruments at May 31, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1,760	Mini MSCI Emerging Markets	June 2019	$88,017,600	$(3,171,856)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on Asustek Computer Inc + (Daily Fed Funds Rate minus 0.25%)	Appreciation of Total Return on Asustek Computer Inc	MSCI	USD	11,645,067	06/13/2019	At Maturity	$—	$(262,093)	$(262,093)

As of May 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatari Public Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multiple (Multi-purpose Financial Company).

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Affiliated company.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	Private placement security; restricted as to resale.

(g)	The rate disclosed is the 7 day net yield as of May 31, 2019.

(h)	Represents the interest in securities that were determined to have a value of zero at May 31, 2019.

Counterparty Abbreviations:

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

USD - United States Dollar

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.4%

	Australia — 3.9%

48,226	Accent Group Ltd	49,591

3,918	Adairs Ltd	5,719

120,426	Australian Pharmaceutical Industries Ltd	108,399

9,699	Brickworks Ltd	109,535

35,442	Codan Ltd	80,270

137,420	GDI Property Group (REIT)	126,115

10,220	Mount Gibson Iron Ltd	8,623

19,044	New Hope Corp Ltd	34,513

27,657	Sandfire Resources NL	117,822

9,403	Viva Energy (REIT)	16,886

	Total Australia	657,473

	Belgium — 1.1%

43,899	AGFA-Gevaert NV *	178,424

14	Barco NV	2,723

	Total Belgium	181,147

	Brazil — 0.8%

1,800	Mahle-Metal Leve SA	10,464

29,700	MRV Engenharia e Participacoes SA	130,185

	Total Brazil	140,649

	Canada — 4.5%

7,990	BRP Inc Sub Voting	239,062

9,700	Canaccord Genuity Group Inc	35,740

6,900	Canfor Corp *	44,924

7,000	Canfor Pulp Products Inc	57,850

2,300	Cogeco Inc	143,741

1,100	Enerflex Ltd	13,323

1,200	Labrador Iron Ore Royalty Corp	27,985

6,200	Martinrea International Inc	44,862

1,600	Quebecor Inc – Class B	37,763

4,300	Russel Metals Inc	67,923

1,100	TFI International Inc	33,531

900	Westshore Terminals Investment Corp	14,762

	Total Canada	761,466

	China — 1.4%

354,000	Powerlong Real Estate Holdings Ltd	160,623

39,000	Road King Infrastructure Ltd	79,098

	Total China	239,721

	Denmark — 0.5%

2,221	Matas A/S	23,435

4,422	Scandinavian Tobacco Group A/S	53,880

	Total Denmark	77,315

	Finland — 0.2%

5,730	Finnair Oyj	40,841

Shares	Description	Value ($)

	France — 5.7%

1,576	Alten SA	159,851

9,876	Coface SA	96,247

4,033	Gaztransport Et Technigaz SA	366,518

160	Interparfums SA	7,352

294	IPSOS	8,095

2,272	Kaufman & Broad SA	81,033

10,189	Metropole Television SA	183,021

2,349	Neopost SA	51,417

94	Remy Cointreau SA	12,931

	Total France	966,465

	Germany — 4.4%

1,766	Bauer AG	45,547

4,562	Borussia Dortmund GmbH & Co KGaA	43,494

12,477	Deutz AG	103,176

911	Dialog Semiconductor Plc *	28,807

3,869	Elmos Semiconductor AG	92,163

2,076	METRO AG	32,645

10,395	Wacker Neuson SE	241,453

7,340	Wuestenrot & Wuerttembergische AG	153,753

	Total Germany	741,038

	Hong Kong — 1.5%

116,000	Johnson Electric Holdings Ltd	220,207

154,000	Singamas Container Holdings Ltd	21,874

2,100	VTech Holdings Ltd	17,382

	Total Hong Kong	259,463

	Hungary — 0.1%

11,974	Magyar Telekom Telecommunications Plc	17,137

	India — 1.6%

3,189	Larsen & Toubro Infotech Ltd	81,590

2,998	Mphasis Ltd	42,574

4,641	NIIT Technologies Ltd	87,493

55,053	PTC India Ltd	54,745

	Total India	266,402

	Israel — 0.1%

85	Israel Corp Ltd (The)	18,685

	Italy — 3.4%

13,096	ASTM SPA	355,580

2,820	Enav SPA	15,252

4,584	La Doria SPA	40,701

400	Massimo Zanetti Beverage Group SPA	2,861

9,030	Societa Iniziative Autostradali e Servizi SPA	156,695

	Total Italy	571,089

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — 20.4%

300	Adastria Co Ltd	7,368

600	ADEKA Corp	8,340

6,200	Arakawa Chemical Industries Ltd	69,944

2,600	Arisawa Manufacturing Co Ltd	18,193

1,300	Asahi Yukizai Corp	16,455

1,200	Central Glass Co Ltd	26,239

2,100	Daiwabo Holdings Co Ltd	87,444

6,700	Denka Co Ltd	190,264

3,000	DTS Corp	121,419

500	Elecom Co Ltd	16,150

11,600	Fancl Corp	311,098

4,600	Fujitsu Frontech Ltd	41,460

3,500	Furuno Electric Co Ltd	29,625

2,400	Fuyo General Lease Co Ltd	116,254

200	Hagiwara Electric Holdings Co Ltd	4,791

500	Hamakyorex Co Ltd	16,578

1,600	Hokuetsu Corp	7,875

8,400	House Foods Group Inc	341,351

300	Information Services International-Dentsu Ltd	9,321

1,600	Innotech Corp	11,967

11,700	Ishihara Sangyo Kaisha Ltd *	108,365

700	Jeol Ltd	14,818

5,500	Keihin Corp	71,028

13,100	Kyosan Electric Manufacturing Co Ltd	42,222

2,300	Makino Milling Machine Co Ltd	78,632

1,300	Marubun Corp	6,402

1,100	MCJ Co Ltd	6,863

300	Morinaga & Co Ltd	13,550

1,100	Nichi-iko Pharmaceutical Co Ltd	12,421

600	Nippon Flour Mills Co Ltd	9,811

7,000	Nippon Light Metal Holdings Co Ltd	14,745

2,600	Nippon Suisan Kaisha Ltd	15,803

500	Nippon Systemware Co Ltd	11,211

100	Nisshinbo Holdings Inc	691

1,300	Nissin Electric Co Ltd	12,512

500	NOF Corp	17,901

100	NuFlare Technology Inc	6,174

1,400	Pegasus Sewing Machine Manufacturing Co Ltd	6,805

3,200	Rion Co Ltd	61,651

12,500	Rohto Pharmaceutical Co Ltd	338,784

200	Sanyo Chemical Industries Ltd	10,222

400	Sawai Pharmaceutical Co Ltd	20,598

400	Seiko Holdings Corp	7,409

20,400	Showa Corp	248,524

101,800	Sojitz Corp	325,086

4,700	T-Gaia Corp	75,680

600	Takasago Thermal Engineering Co Ltd	9,195

9,300	Tatsuta Electric Wire and Cable Co Ltd	37,250

100	Toei Co Ltd	13,413

100	Tokyo Seimitsu Co Ltd	2,288

1,900	Towa Pharmaceutical Co Ltd	45,371

Shares	Description	Value ($)

	Japan — continued

11,200	TS Tech Co Ltd	271,723

4,600	Ube Industries Ltd	87,447

	Total Japan	3,456,731

	Malaysia — 0.9%

13,700	Bermaz Auto Berhad	7,520

1,400	Carlsberg Brewery Malaysia Berhad	8,156

80,800	Padini Holdings Berhad	71,760

158,400	Supermax Corp Berhad	61,165

3,800	TIME dotCom Berhad	8,047

	Total Malaysia	156,648

	Mexico — 0.1%

19,800	Gentera SAB de CV	17,468

	Netherlands — 1.6%

4,285	ASR Nederland NV	162,356

643	Intertrust NV	12,167

628	Koninklijke Volkerwessels NV	11,399

2,990	Signify NV	79,951

	Total Netherlands	265,873

	Norway — 2.7%

18,748	Austevoll Seafood ASA	196,689

187	Entra ASA	2,788

3,677	Europris ASA	10,298

7,771	Grieg Seafood ASA	110,200

49,506	Kvaerner ASA	71,267

4,477	SpareBank 1 Nord Norge	33,906

2,995	SpareBank 1 SR-Bank ASA	34,916

	Total Norway	460,064

	Poland — 0.7%

6,397	Asseco Poland SA	85,185

3,800	PLAY Communications SA	25,976

	Total Poland	111,161

	Portugal — 1.5%

14,209	Altri SGPS SA *	96,274

5,118	Navigator Co SA (The)	18,287

2,973	NOS SGPS SA	18,776

3,636	REN – Redes Energeticas Nacionais SGPS SA	9,894

2,849	Semapa-Sociedade de Investimento e Gestao	39,575

69,736	Sonae SGPS SA	69,320

	Total Portugal	252,126

	Singapore — 3.1%

34,500	China Sunsine Chemical Holdings Ltd	28,838

27,000	Frasers Logistics & Industrial Trust (REIT)	22,390

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued

19,900	Japfa Ltd	7,879

38,200	Mapletree Commercial Trust (REIT)	53,213

37,800	Mapletree Greater China Commercial Trust (REIT)	36,333

20,600	Mapletree Industrial Trust (REIT)	31,629

67,300	Mapletree Logistics Trust (REIT)	71,658

17,300	StarHub Ltd	18,737

290,800	Yanlord Land Group Ltd	252,136

	Total Singapore	522,813

	South Africa — 0.9%

1,239	Barloworld Ltd	11,266

23,607	Blue Label Telecoms Ltd *	6,140

12,490	Metair Investments Ltd	20,235

5,031	Motus Holdings Ltd	29,823

9,741	Reunert Ltd	45,957

15,002	Tsogo Sun Holdings Ltd	22,080

3,235	Wilson Bayly Holmes-Ovcon Ltd *	24,366

	Total South Africa	159,867

	South Korea — 6.4%

514	Chong Kun Dang Pharmaceutical Corp	39,656

289	Cuckoo Holdings Co Ltd	31,845

1,899	Daihan Pharmaceutical Co Ltd	54,065

2,119	DongKook Pharmaceutical Co Ltd	103,832

3,568	Dongwha Pharm Co Ltd	27,553

12,914	Dongwon Development Co Ltd	50,572

498	GS Home Shopping Inc	69,311

619	Huons Co Ltd	28,917

343	HwaSung Industrial Co Ltd	3,829

857	Hyundai Home Shopping Network Corp	65,774

433	Il Dong Pharmaceutical Co Ltd	7,069

522	INTOPS Co Ltd	7,047

2,337	KC Co Ltd	26,277

431	Korea Autoglass Corp	7,331

622	Korea United Pharm Inc	12,334

10,931	Kwang Dong Pharmaceutical Co Ltd	62,919

8,351	Kyungdong Pharm Co Ltd	62,917

7,498	LF Corp	136,407

3,338	LOTTE Himart Co Ltd	120,071

391	Nice Information & Telecommunication Inc	6,696

3,375	Samjin Pharmaceutical Co Ltd	91,931

19,728	Seohan Co Ltd	26,007

3,347	Seoyon E-Hwa Co Ltd	16,833

793	SL Corp	14,869

194	Spigen Korea Co Ltd	12,098

	Total South Korea	1,086,160

	Spain — 2.3%

602	Acciona SA	64,338

8,530	Almirall SA	146,711

Shares	Description	Value ($)

	Spain — continued

1,971	Applus Services SA	25,015

937	Cia de Distribucion Integral Logista Holdings SA	20,699

3,093	Enagas SA	84,540

3,474	Ence Energia y Celulosa SA	14,504

1,676	Faes Farma SA	7,313

4,083	Mediaset Espana Comunicacion SA	29,327

	Total Spain	392,447

	Sweden — 3.0%

14,009	Betsson AB *	88,517

14,009	Betsson AB – Redemption *	5,737

1,504	Dios Fastigheter AB	10,812

3,817	Fabege AB	57,263

3,630	Granges AB	34,097

2,499	Hexpol AB	18,107

57,600	Klovern AB – B Shares	86,512

238	KNOW IT AB	5,052

1,587	Lindab International AB	16,381

13,448	Nobina AB	75,086

316	Nolato AB – B Shares	15,015

1,030	Oriflame Holding AG *	24,185

2,685	Peab AB	21,155

9,633	Resurs Holding AB	56,122

	Total Sweden	514,041

	Switzerland — 4.6%

2,451	ALSO Holding AG (Registered) *	318,523

1,615	BKW AG	106,768

1,798	Bobst Group SA (Registered)	113,083

23	Emmi AG (Registered)	21,236

136	Georg Fischer AG (Registered)	115,147

579	Huber + Suhner AG (Registered)	44,424

76	Kardex AG (Registered)	11,689

355	Landis+Gyr Group AG *	25,589

503	Wizz Air Holdings Plc *	19,911

	Total Switzerland	776,370

	Taiwan — 1.4%

119,000	Coretronic Corp	152,386

53,000	Wah Lee Industrial Corp	89,428

	Total Taiwan	241,814

	Turkey — 0.2%

7,850	Selcuk Ecza Deposu Ticaret ve Sanayi AS	6,320

19,391	Soda Sanayii AS	23,132

	Total Turkey	29,452

	United Kingdom — 17.4%

9,506	Auto Trader Group Plc	71,864

793	AVEVA Group Plc	37,052

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

2,102	Bellway Plc	72,994

3,146	Britvic Plc	35,377

22,603	Computacenter Plc	357,778

670	Diploma Plc	12,555

2,354	Dunelm Group Plc	26,489

533	EMIS Group Plc	8,020

6,675	Games Workshop Group Plc	376,295

493	Go-Ahead Group Plc	11,608

5,133	Greene King Plc	41,436

20,234	IG Group Holdings Plc	140,103

13,268	John Laing Group Plc	65,133

2,853	Mitchells & Butlers Plc *	9,982

4,619	Moneysupermarket.com Group Plc	21,359

2,351	Morgan Advanced Materials Plc	7,356

16,404	Morgan Sindall Group Plc	267,132

2,490	National Express Group Plc	12,497

2,772	Pagegroup Plc	17,822

6,574	Pets at Home Group Plc	15,321

16,032	Plus500 Ltd	128,227

51,721	QinetiQ Group Plc	190,012

11,617	Softcat Plc	133,267

904	Spectris Plc	28,345

50,475	SThree Plc	193,874

78,268	Stock Spirits Group Plc	231,956

14,375	Tate & Lyle Plc	131,215

46,975	Vesuvius Plc	296,537

	Total United Kingdom	2,941,606

	TOTAL COMMON STOCKS (COST $18,850,204)	16,323,532

	PREFERRED STOCKS (a) — 0.6%

	Brazil — 0.3%

3,100	Cia de Saneamento do Parana	10,689

3,600	Cia Paranaense de Energia – Class B	44,037

	Total Brazil	54,726

	Germany — 0.3%

631	Sixt SE	44,003

	TOTAL PREFERRED STOCKS (COST $95,705)	98,729

	RIGHTS/WARRANTS — 0.0%

	Spain — 0.0%

8,530	Almirall SA, Expires 06/04/19 *	1,906

	TOTAL RIGHTS/WARRANTS (COST $1,941)	1,906

Shares	Description	Value ($)

	MUTUAL FUNDS — 2.4%

	United States — 2.4%

	Affiliated Issuers — 2.4%

81,263	GMO U.S. Treasury Fund	406,317

	TOTAL MUTUAL FUNDS (COST $406,317)	406,317

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%

103,626	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (b)	103,626

	TOTAL SHORT-TERM INVESTMENTS (COST $103,626)	103,626

	TOTAL INVESTMENTS — 100.0% (Cost $19,457,793)	16,934,110

	Other Assets and Liabilities (net) — (0.0%)	(5,577)

	TOTAL NET ASSETS — 100.0%	$16,928,533

A summary of outstanding financial instruments at May 31, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1	Mini MSCI EAFE	June 2019	$90,895	$(2,052)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

Notes to Schedule of Investments:

REIT	- Real Estate Investment Trust

*	Non-income producing security.

(a)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2019.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.4%

	Australia — 3.8%

281,212	Abacus Property Group (REIT)	746,223

17,233	Altium Ltd	366,240

212,933	Appen Ltd	3,810,618

78,554	Beach Energy Ltd	97,965

67,841	Caltex Australia Ltd	1,239,546

119,227	Charter Hall Group (REIT)	856,085

112,623	Credit Corp Group Ltd	1,941,987

50,132	CSL Ltd	7,122,913

1,880,018	CSR Ltd	5,181,361

81,512	Dexus (REIT)	729,488

2,615,292	Downer EDI Ltd	12,873,551

110,271	Elders Ltd	431,902

1,522,775	Fortescue Metals Group Ltd	8,467,760

107,401	IDP Education Ltd	1,268,243

765,189	Macquarie Group Ltd	63,665,648

320,810	Mineral Resources Ltd	3,335,092

596,610	Mirvac Group (REIT)	1,257,253

378,557	New Hope Corp Ltd	686,052

1,289,383	OZ Minerals Ltd	8,067,597

509,074	Pact Group Holdings Ltd	800,211

980,512	Sandfire Resources NL	4,177,108

252,701	Southern Cross Media Group Ltd	217,655

429,091	Super Retail Group Ltd	2,749,530

319,432	Tassal Group Ltd	1,066,258

	Total Australia	131,156,286

	Austria — 0.1%

69,286	Oesterreichische Post AG	2,317,903

	Belgium — 0.3%

538,793	AGFA-Gevaert NV *	2,189,887

1,001	Barco NV	194,660

40,732	D’ieteren SA	1,762,854

6,577	Elia System Operator SA/NV	457,952

79,421	Orange Belgium SA	1,512,639

41,522	UCB SA	3,174,345

	Total Belgium	9,292,337

	Denmark — 1.1%

335,927	Novo Nordisk A/S Sponsored ADR	15,855,755

131,554	Novo Nordisk A/S – Class B	6,190,708

11,091	Per Aarsleff Holding A/S	399,060

185,196	Royal Unibrew A/S	13,156,240

7,566	Schouw & Co AB	556,451

	Total Denmark	36,158,214

	Finland — 1.0%

40,363	DNA Oyj	944,290

811,383	Neste Oyj	27,391,162

23,933	Tieto Oyj	673,883

Shares	Description	Value ($)

	Finland — continued

240,113	UPM-Kymmene Oyj	6,007,008

13,347	Valmet Oyj	307,752

	Total Finland	35,324,095

	France — 9.0%

7,525	Alten SA	763,248

435,564	BNP Paribas SA	19,973,172

417,522	CNP Assurances	8,948,554

586	Dassault Systemes SE	86,948

13,417	Hermes International	8,915,071

15,143	IPSOS	416,965

384,962	L’Oreal SA	103,277,623

26,489	Lagardere SCA	644,647

14,962	LVMH Moet Hennessy Louis Vuitton SE	5,645,815

208,823	Metropole Television SA	3,751,012

1,424,771	Peugeot SA	31,801,003

260,976	Safran SA	34,241,302

578,668	Sanofi	46,731,668

263,328	Sanofi ADR	10,646,351

802,783	STMicroelectronics NV	12,138,986

1,424,022	STMicroelectronics NV – NY Shares	21,417,291

	Total France	309,399,656

	Germany — 7.8%

114,812	ADVA Optical Networking SE *	869,910

377,576	Allianz SE (Registered)	83,606,815

821,508	Bayerische Motoren Werke AG	57,001,978

41,644	Bechtle AG	4,660,146

42,711	Carl Zeiss Meditec AG	4,014,407

5,166	Cewe Stiftung & Co KGaA	475,550

406,777	Daimler AG (Registered Shares)	21,082,634

2,066,768	Deutsche Lufthansa AG (Registered)	39,189,499

627,452	Deutsche Pfandbriefbank AG	8,625,142

292,784	Deutsche Telekom AG (Registered)	4,929,300

103,318	Dialog Semiconductor Plc *	3,267,097

3,658	Henkel AG & Co KGaA	316,888

6,074	Indus Holding AG	268,009

50,576	Jenoptik AG	1,569,477

175,972	RHOEN-KLINIKUM AG	5,003,792

105,206	Software AG	3,437,628

45,692	Talanx AG *	1,810,726

173,865	Volkswagen AG	27,591,026

	Total Germany	267,720,024

	Hong Kong — 2.4%

2,523,640	Champion (REIT)	2,054,240

2,067,814	Dah Sing Banking Group Ltd	3,583,388

411,515	Dah Sing Financial Holdings Ltd	1,921,966

4,603,096	Esprit Holdings Ltd *	921,447

2,171,001	Hysan Development Co Ltd	11,306,839

4,988,469	I-CABLE Communications Ltd *	61,777

669,413	Kerry Properties Ltd	2,544,477

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

803,257	Luk Fook Holdings International Ltd	2,579,407

312,000	NWS Holdings Ltd	614,793

1,419,647	Pacific Textiles Holdings Ltd	1,155,183

8,539,916	SJM Holdings Ltd	9,467,136

1,336,673	SmarTone Telecommunications Holdings Ltd	1,312,181

381,680	Television Broadcasts Ltd	640,485

46,490,420	WH Group Ltd	41,847,528

464,045	Wheelock & Co Ltd	3,063,296

740,122	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	151,192

	Total Hong Kong	83,225,335

	Ireland — 0.2%

52,400	CRH Plc Sponsored ADR	1,642,740

8,686	Flutter Entertainment Plc	617,456

26,311	ICON Plc *	3,724,585

	Total Ireland	5,984,781

	Israel — 0.1%

647,362	Israel Discount Bank Ltd – Class A	2,470,312

5,800	Nice Ltd Sponsored ADR *	811,130

	Total Israel	3,281,442

	Italy — 5.1%

68,883	De’ Longhi SPA	1,356,622

8,043,282	Enel SPA	50,022,846

99,551	ERG SPA	1,933,907

669,237	EXOR NV	41,873,288

3,827,924	Fiat Chrysler Automobiles NV	48,308,401

860,308	Hera SPA	3,125,323

1,952,528	Iren SPA	4,839,037

45,129	La Doria SPA	400,698

845,625	Mediobanca Banca di Credito Finanziario SPA	7,785,608

8,580	Reply SPA	550,964

1,267,773	Saras SPA	1,819,262

161,143	Snam SPA	809,329

1,313,333	Societa Cattolica di Assicurazioni SC	10,597,411

534,615	UnipolSai Assicurazioni SPA	1,299,675

	Total Italy	174,722,371

	Japan — 25.9%

73,353	AOKI Holdings Inc	690,364

4,448,576	Asahi Kasei Corp	45,569,077

5,327,950	Astellas Pharma Inc	71,399,511

111,927	Autobacs Seven Co Ltd	1,736,595

107,000	Bandai Namco Holdings Inc	5,238,611

1,741,921	Brother Industries Ltd	29,638,025

45,636	Cawachi Ltd	771,945

141,500	Daicel Corp	1,199,685

86,819	Daiwabo Holdings Co Ltd	3,615,129

Shares	Description	Value ($)

	Japan — continued

709,162	DCM Holdings Co Ltd	7,062,610

226,509	Denka Co Ltd	6,432,316

81,385	Dexerials Corp	514,156

61,878	Doutor Nichires Holdings Co Ltd	1,190,649

15,183	DTS Corp	614,502

6,621	Ehime Bank Ltd (The)	66,071

636,092	Fancl Corp	17,059,229

661,745	Fuji Electric Co Ltd	21,911,659

266,500	Fuji Media Holdings Inc	3,610,656

17,500	Fuji Soft Inc	741,689

357,700	FUJIFILM Holdings Corp	17,044,362

180,396	Fujitsu Ltd	12,161,349

30,189	Fuyo General Lease Co Ltd	1,462,328

148,912	Geo Holdings Corp	1,870,342

20,435	Gunze Ltd	851,756

354,100	Hakuhodo DY Holdings Inc	5,528,796

26,167	Hanwa Co Ltd	658,170

2,333,278	Hitachi Ltd	78,568,300

875,900	Honda Motor Co Ltd	21,541,507

255,849	House Foods Group Inc	10,396,933

132,400	Isuzu Motors Ltd	1,454,505

4,602,368	ITOCHU Corp	84,491,806

161,711	Kanematsu Corp	1,814,609

305,300	KDDI Corp	7,819,626

132,317	Keihin Corp	1,708,762

53,669	Kohnan Shoji Co Ltd	1,100,681

1,621,800	Konica Minolta Inc	14,228,976

14,295	Kose Corp	2,247,260

50,667	Mandom Corp	1,233,925

5,606,712	Marubeni Corp	35,013,041

8,979,956	Mitsubishi Chemical Holdings Corp	58,521,919

114,116	Mitsubishi Corp	2,957,469

656,741	Mitsubishi Gas Chemical Co Inc	8,132,250

2,519,800	Mitsubishi UFJ Financial Group Inc	11,573,002

225,514	Mitsui Chemicals Inc	4,920,496

3,178	Mitsui Sugar Co Ltd	66,869

80,150	Modec Inc	2,007,977

76,266	Namura Shipbuilding Co Ltd	203,380

126,100	NEC Corp	4,655,399

376,472	NET One Systems Co Ltd	10,010,109

151,957	Nichias Corp	2,530,755

111,309	Nippon Corp	2,162,549

68,233	Nippon Signal Co Ltd	692,930

2,097,044	Nippon Telegraph & Telephone Corp	93,824,078

104,512	Nishi-Nippon Financial Holdings Inc	760,275

607	NuFlare Technology Inc	37,476

134,392	Okinawa Electric Power Co (The)	2,035,261

94,802	Press Kogyo Co Ltd	402,972

210,896	Prima Meat Packers Ltd	4,111,034

199,486	Rohto Pharmaceutical Co Ltd	5,406,607

37,957	San-A Co Ltd	1,468,835

100,187	Seiko Holdings Corp	1,855,688

550,228	Sekisui Chemical Co Ltd	8,049,837

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

51,600	Shionogi & Co Ltd	2,813,507

210,500	Showa Corp	2,564,429

11,165,587	Sojitz Corp	35,655,960

10,364,563	Sumitomo Chemical Co Ltd	44,541,392

142,203	T-Gaia Corp	2,289,762

43,361	Tokyo Seimitsu Co Ltd	992,161

151,295	Tokyu Construction Co Ltd	1,061,418

284,104	Tosoh Corp	3,577,450

145,911	Towa Pharmaceutical Co Ltd	3,484,282

869,354	Toyota Tsusho Corp	24,933,443

27,982	TPR Co Ltd	451,910

228,267	TS Tech Co Ltd	5,537,991

76,619	TSI Holdings Co Ltd	437,627

210,516	Ube Industries Ltd	4,001,975

197,814	Valor Holdings Co Ltd	4,005,626

23,304	Warabeya Nichiyo Holdings Co Ltd	351,231

26,746	Yahagi Construction Co Ltd	176,037

401,763	Zeon Corp	3,774,295

	Total Japan	887,297,176

	Malta — 0.0%

15,858,986	BGP Holdings Plc * (a)	—

	Netherlands — 5.8%

1,705,435	ABN AMRO Group NV CVA	36,030,538

306,182	ASR Nederland NV	11,601,039

91,694	BinckBank NV	646,815

16,849	Corbion NV	516,541

148,524	Heineken Holding NV	14,695,345

9,397	IMCD NV	765,786

6,862,215	ING Groep NV	74,120,753

1,664,270	Koninklijke Ahold Delhaize NV	37,327,477

139,048	Signify NV	3,718,097

252,344	Wolters Kluwer NV	17,604,296

	Total Netherlands	197,026,687

	New Zealand — 0.0%

481,967	Air New Zealand Ltd	818,093

208,052	Chorus Ltd	785,201

	Total New Zealand	1,603,294

	Norway — 3.2%

42,866	Aker ASA – A Shares	2,462,038

10,483	Austevoll Seafood ASA	109,979

82,678	Bakkafrost P/F	4,382,778

437,753	BW LPG Ltd *	1,837,377

2,710,437	DNB ASA	45,948,638

1,885,748	Equinor ASA	36,021,296

1,331,473	Leroy Seafood Group ASA	9,130,162

426	Orkla ASA	3,689

134,003	Salmar ASA	6,121,464

10,853	SpareBank 1 Nord Norge	82,193

Shares	Description	Value ($)

	Norway — continued

347,766	Storebrand ASA	2,516,183

	Total Norway	108,615,797

	Portugal — 0.3%

130,405	Altri SGPS SA *	883,567

291,299	CTT-Correios de Portugal SA	754,844

707,792	EDP – Energias de Portugal SA	2,579,517

307,767	Galp Energia SGPS SA	4,623,169

61,208	Jeronimo Martins SGPS SA	931,003

156,727	Navigator Co SA (The)	559,992

639,463	REN – Redes Energeticas Nacionais SGPS SA	1,740,074

	Total Portugal	12,072,166

	Singapore — 0.6%

502,800	CapitaLand Commercial Trust (REIT)	707,466

1,341,900	CapitaLand Ltd	3,148,740

410,600	CapitaLand Mall Trust (REIT)	720,879

1,130,800	ComfortDelGro Corp Ltd	2,026,375

36,100	DBS Group Holdings Ltd	638,988

73,200	Jardine Cycle & Carriage Ltd	1,803,290

518,600	Mapletree Commercial Trust (REIT)	722,413

715,400	Mapletree Greater China Commercial Trust (REIT)	687,645

761,900	Mapletree Logistics Trust (REIT)	811,234

104,500	Singapore Airlines Ltd	693,617

507,200	Singapore Technologies Engineering Ltd	1,445,841

365,000	Wilmar International Ltd	874,024

5,097,900	Yangzijiang Shipbuilding Holdings Ltd	5,087,895

81,474	Yanlord Land Group Ltd	70,641

	Total Singapore	19,439,048

	Spain — 3.1%

11,916	Acciona SA	1,273,513

183,803	ACS Actividades de Construccion y Servicios SA	7,549,399

84,637	Almirall SA	1,455,708

1,455,987	Banco Santander SA	6,382,997

394,444	Ebro Foods SA	8,288,670

280,868	Enagas SA	7,676,866

131,197	Ence Energia y Celulosa SA	547,740

511,008	Endesa SA	12,729,951

2,671,353	Iberdrola SA	24,837,586

5,002,523	International Consolidated Airlines Group SA	28,394,403

57,104	Naturgy Energy Group SA	1,628,452

202,945	Red Electrica Corp SA	4,301,482

492,850	Unicaja Banco SA	479,918

	Total Spain	105,546,685

	Sweden — 5.3%

536,207	Betsson AB *	3,388,072

536,207	Betsson AB – Redemption *	219,595

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued

52,970	Klovern AB – B Shares	79,558

101,687	Oriflame Holding AG *	2,387,633

2,024,474	Sandvik AB	31,251,147

374,746	SAS AB *	524,273

3,402,471	Svenska Cellulosa AB SCA – Class B	25,970,801

941,578	Swedish Match AB	42,502,593

5,247,675	Volvo AB – B Shares	73,264,773

94,381	Wihlborgs Fastigheter AB	1,371,491

	Total Sweden	180,959,936

	Switzerland — 5.5%

51,443	Ascom Holding AG (Registered)	663,067

6,111	Autoneum Holding AG	763,098

1,566	Banque Cantonale Vaudoise (Registered)	1,169,675

1,035	Bucher Industries AG (Registered)	323,152

3,009	Emmi AG (Registered)	2,778,172

15,362	Georg Fischer AG (Registered)	13,006,464

8,453	Kardex AG (Registered)	1,300,126

4,802	Komax Holding AG (Registered)	991,039

217,500	Logitech International SA (Registered)	7,919,685

388,371	Nestle SA (Registered)	38,525,910

104,590	Novartis AG (Registered)	8,988,245

41,399	Roche Holding AG	10,857,867

336,884	Roche Holding AG – Genusschein	88,483,248

65,293	Sika AG (Registered)	9,681,249

53,896	Vontobel Holding AG (Registered)	2,853,571

4,556	Zehnder Group AG – Class RG	152,567

	Total Switzerland	188,457,135

	United Kingdom — 16.8%

2,947,306	3i Group Plc	39,125,564

589,068	Ashtead Group Plc	13,828,639

630,707	AstraZeneca Plc	46,478,239

106,156	Auto Trader Group Plc	802,524

100,054	AVEVA Group Plc	4,674,942

1,892,659	Barratt Developments Plc	13,350,453

424,899	Bellway Plc	14,754,951

665,385	Berkeley Group Holdings Plc (The)	29,413,945

260,399	Bovis Homes Group Plc	3,213,173

1,314,640	British American Tobacco Plc	45,665,095

163,600	British American Tobacco Plc Sponsored ADR	5,672,012

257,464	Britvic Plc	2,895,169

679,748	Cairn Energy Plc *	1,353,497

441,213	Coca-Cola HBC AG *	15,883,035

3,780,523	Debenhams Plc (a)	—

70,699	Diageo Plc Sponsored ADR	11,881,674

1,404,694	Electrocomponents Plc	10,769,599

937,164	Evraz Plc	6,956,967

2,415,980	Ferrexpo Plc	7,019,028

6,564,594	Firstgroup Plc *	9,570,255

363,350	Galliford Try Plc	2,866,309

Shares	Description	Value ($)

	United Kingdom — continued

5,353,090	GlaxoSmithKline Plc	103,346,547

182,825	Greene King Plc	1,475,864

59,921	Greggs Plc	1,644,353

117,113	Halfords Group Plc	332,731

294,196	Hunting Plc	1,881,994

1,702,031	IG Group Holdings Plc	11,785,097

82,760	Imperial Brands Plc	2,001,167

1,023,082	Inchcape Plc	7,563,179

32,426	Intermediate Capital Group Plc	537,675

294,638	JD Sports Fashion Plc	2,295,825

6,390,902	Legal & General Group Plc	20,708,567

112,427	Meggitt Plc	695,207

661,182	Mondi Plc	13,686,277

356,328	National Express Group Plc	1,788,418

412,989	Next Plc	30,104,961

379,048	Nomad Foods Ltd *	8,043,399

215,905	Pagegroup Plc	1,388,084

2,029,114	Persimmon Plc	50,474,670

708,202	Plus500 Ltd	5,664,336

218,521	QinetiQ Group Plc	802,798

8,820	Reckitt Benckiser Group Plc	707,932

61,871	Savills Plc	663,603

192,820	Spectris Plc	6,045,959

75,705	SSP Group Plc	640,681

1,273,402	Tate & Lyle Plc	11,623,636

313,242	Taylor Wimpey Plc	654,469

313,257	Vesuvius Plc	1,977,486

	Total United Kingdom	574,709,985

	TOTAL COMMON STOCKS (COST $3,634,288,315)	3,334,310,353

	PREFERRED STOCKS (b) — 0.5%

	Germany — 0.5%

31,858	Bayerische Motoren Werke AG	1,885,109

143,742	Jungheinrich AG	4,046,063

64,666	Volkswagen AG	10,052,935

	Total Germany	15,984,107

	TOTAL PREFERRED STOCKS (COST $16,293,813)	15,984,107

	RIGHTS/WARRANTS — 0.0%

	Spain — 0.0%

84,637	Almirall SA, Expires 06/04/19 *	18,910

	TOTAL RIGHTS/WARRANTS (COST $19,257)	18,910

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.9%

	United States — 0.9%

	Affiliated Issuers — 0.9%

6,311,034	GMO U.S. Treasury Fund	31,555,168

	TOTAL MUTUAL FUNDS (COST $31,555,168)	31,555,168

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

10,261,065	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (c)	10,261,065

	TOTAL SHORT-TERM INVESTMENTS (COST $10,261,065)	10,261,065

	TOTAL INVESTMENTS — 99.1% (Cost $3,692,417,618)	3,392,129,603

	Other Assets and Liabilities (net) — 0.9%	29,754,185

	TOTAL NET ASSETS — 100.0%	$3,421,883,788

A summary of outstanding financial instruments at May 31, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
233	Mini MSCI EAFE	June 2019	$21,178,535	$(236,730)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2019.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.0%

	Banks — 5.9%

3,793,427	US Bancorp	190,430,036

3,956,692	Wells Fargo & Co.	175,558,424

	Total Banks	365,988,460

	Capital Goods — 6.4%

1,172,411	3M Co.	187,292,657

514,294	Honeywell International, Inc.	84,503,647

597,828	Knorr-Bremse AG *	65,748,050

519,244	United Technologies Corp.	65,580,517

	Total Capital Goods	403,124,871

	Consumer Services — 1.0%

2,816,604	Compass Group Plc	63,725,422

	Diversified Financials — 3.2%

1,720,146	American Express Co.	197,317,948

	Food & Staples Retailing — 3.2%

823,053	Costco Wholesale Corp.	197,187,038

	Food, Beverage & Tobacco — 5.9%

2,439,355	Coca-Cola Co. (The)	119,845,511

1,394,849	Nestle SA (Registered)	138,367,247

278,567	PepsiCo, Inc.	35,656,576

975,007	Philip Morris International, Inc.	75,202,290

	Total Food, Beverage & Tobacco	369,071,624

	Health Care Equipment & Services — 12.5%

1,194,556	Abbott Laboratories	90,941,548

298,627	Alcon, Inc. *	17,367,341

654,844	Anthem, Inc.	182,033,535

274,667	Becton Dickinson and Co.	64,118,264

2,337,670	Medtronic Plc	216,421,489

873,171	UnitedHealth Group, Inc.	211,132,748

	Total Health Care Equipment & Services	782,014,925

	Household & Personal Products — 4.3%

1,532,550	Reckitt Benckiser Group Plc	123,009,145

2,340,860	Unilever Plc	142,805,863

	Total Household & Personal Products	265,815,008

	Media & Entertainment — 8.0%

137,983	Alphabet, Inc. – Class A *	152,678,189

180,552	Alphabet, Inc. – Class C *	199,262,604

827,919	Facebook, Inc. – Class A *	146,930,785

	Total Media & Entertainment	498,871,578

	Pharmaceuticals, Biotechnology & Life Sciences — 10.1%

1,530,992	Johnson & Johnson	200,789,601

Shares / Par Value†	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued

1,600,999	Merck & Co., Inc.	126,815,131

1,493,136	Novartis AG (Registered)	128,316,977

664,540	Roche Holding AG – Genusschein	174,542,743

	Total Pharmaceuticals, Biotechnology & Life Sciences	630,464,452

	Retailing — 3.4%

50,700	Booking Holdings, Inc.*	83,970,354

2,508,129	TJX Cos, Inc. (The)	126,133,807

	Total Retailing	210,104,161

	Semiconductors & Semiconductor Equipment — 4.7%

18,359,790	Taiwan Semiconductor Manufacturing Co Ltd	135,685,195

1,527,650	Texas Instruments, Inc.	159,349,172

	Total Semiconductors & Semiconductor Equipment	295,034,367

	Software & Services — 21.4%

1,249,673	Accenture Plc – Class A	222,529,271

2,300,683	Cognizant Technology Solutions Corp. – Class A	142,481,298

265,051	Mastercard, Inc. – Class A	66,657,676

3,284,708	Microsoft Corp.	406,252,686

6,155,095	Oracle Corp.	311,447,807

1,072,629	SAP SE	132,132,962

363,592	Visa, Inc. – Class A	58,658,297

	Total Software & Services	1,340,159,997

	Technology Hardware & Equipment — 9.0%

528,265	Amphenol Corp. – Class A	45,959,055

2,112,013	Apple, Inc.	369,750,116

2,868,365	Cisco Systems, Inc.	149,241,031

	Total Technology Hardware & Equipment	564,950,202

	TOTAL COMMON STOCKS (COST $4,152,036,585)	6,183,830,053

	DEBT OBLIGATIONS — 0.7%

	U.S. Government — 0.7%

30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 2.44%, due 01/31/21	30,001,973

16,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.37%, due 07/31/20	15,996,252

	Total U.S. Government	45,998,225

	TOTAL DEBT OBLIGATIONS (COST $45,979,465)	45,998,225

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 0.3%

	Affiliated Issuers — 0.3%

3,141,063	GMO U.S. Treasury Fund	15,705,319

	TOTAL MUTUAL FUNDS (COST $15,705,282)	15,705,319

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.0%

2,343,253	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (a)	2,343,253

	U.S. Government — 0.1%

7,500,000	U.S. Treasury Bill, 2.32%, due 10/03/19 (b)	7,441,029

	TOTAL SHORT-TERM INVESTMENTS (COST $9,782,028)	9,784,282

	TOTAL INVESTMENTS — 100.1% (Cost $4,223,503,360)	6,255,317,879

	Other Assets and Liabilities (net) — (0.1%)	(5,170,324)

	TOTAL NET ASSETS — 100.0%	$6,250,147,555

Notes to Schedule of Investments:

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

The rates shown on variable rate notes are the current interest rates at May 31, 2019, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2019.

(b)	The rate shown represents yield-to-maturity.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.4%

	Argentina — 1.0%

723,200	Adecoagro SA *	4,809,280

	Australia — 4.3%

206,285	Aurizon Holdings Ltd	739,921

233,874	Beach Energy Ltd	291,664

483,297	Mineral Resources Ltd	5,024,283

946,257	Sandfire Resources NL	4,031,177

3,323,101	South32 Ltd	7,621,812

306,834	Tassal Group Ltd	1,024,206

94,962	Woodside Petroleum Ltd	2,324,093

	Total Australia	21,057,156

	Austria — 0.9%

92,797	OMV AG	4,355,355

	Brazil — 2.1%

467,000	Cosan SA	5,610,260

947,857	Sao Martinho SA	4,722,436

	Total Brazil	10,332,696

	Canada — 2.2%

147,700	Canadian Solar Inc * (a)	2,819,593

104,600	Enerflex Ltd	1,266,870

4,234,900	Largo Resources Ltd *	5,201,194

309,900	Peyto Exploration & Development Corp (a)	1,079,927

112,100	Seven Generations Energy Ltd – Class A *	599,647

	Total Canada	10,967,231

	China — 1.3%

775,000	China High Speed Transmission Equipment Group Co Ltd	524,617

3,231,213	Inner Mongolia Eerduosi Resources Co Ltd – Class A	3,849,695

2,062,998	Xinjiang Goldwind Science & Technology Co Ltd – Class H	2,173,599

	Total China	6,547,911

	Colombia — 0.6%

3,768,757	Ecopetrol SA	3,084,820

	Denmark — 1.5%

87,402	Vestas Wind Systems A/S	7,115,516

	France — 4.5%

11,256	Eramet	634,447

355,256	Suez (a)	4,755,853

187,071	TOTAL SA	9,699,187

179,550	Veolia Environnement SA	4,155,716

48,070	Vilmorin & Cie SA	2,681,171

	Total France	21,926,374

Shares	Description	Value ($)

	Germany — 0.5%

102,129	K+S AG (Registered)	1,733,046

47,073	Nordex SE *	665,775

71,621	PNE AG	191,042

	Total Germany	2,589,863

	Hungary — 0.8%

340,583	MOL Hungarian Oil & Gas Plc *	3,834,387

	India — 0.9%

1,636,504	Oil & Natural Gas Corp Ltd	4,042,808

631,289	Rashtriya Chemicals & Fertilizers Ltd	577,416

	Total India	4,620,224

	Indonesia — 0.1%

12,245,700	Medco Energi Internasional Tbk PT *	662,787

	Israel — 3.0%

23,640	Equital Ltd *	754,628

1,960,628	Israel Chemicals Ltd	9,822,140

18,002	Israel Corp Ltd (The)	3,957,276

	Total Israel	14,534,044

	Italy — 0.1%

154,603	Saipem SPA *	658,207

	Japan — 4.0%

93,200	Ebara Corp	2,357,099

329,400	Hitachi Zosen Corp	1,077,043

178,500	Kubota Corp	2,713,957

21,200	Kurita Water Industries Ltd	505,739

245,500	Mitsubishi Materials Corp	6,385,155

41,500	Nittetsu Mining Co Ltd	1,628,425

39,900	Shinko Plantech Co Ltd	441,234

293,500	Sumitomo Forestry Co Ltd	3,314,386

96,400	Takuma Co Ltd	1,253,720

	Total Japan	19,676,758

	Mexico — 0.3%

547,100	Grupo Mexico SAB de CV	1,362,254

	Norway — 5.1%

822,721	Austevoll Seafood ASA	8,631,313

116,753	BW Offshore Ltd *	740,133

600,878	DNO ASA	1,040,379

348,487	Equinor ASA	6,656,750

262,364	Grieg Seafood ASA	3,720,569

18,411	Salmar ASA	841,043

70,661	Subsea 7 SA	782,794

28,566	TGS NOPEC Geophysical Co ASA	714,358

41,074	Yara International ASA	1,764,449

	Total Norway	24,891,788

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Pakistan — 0.6%

1,572,000	Fauji Fertilizer Co Ltd	988,335

46,120	Millat Tractors Ltd	268,913

1,396,600	Oil & Gas Development Co Ltd	1,282,736

86,149	Pakistan Oilfields Ltd	255,165

	Total Pakistan	2,795,149

	Poland — 1.9%

268,834	KGHM Polska Miedz SA *	6,660,397

1,827,691	Polskie Gornictwo Naftowe i Gazownictwo SA	2,669,928

	Total Poland	9,330,325

	Russia — 14.2%

1,636,830	Gazprom Neft PJSC	9,312,506

152,287	LUKOIL PJSC Sponsored ADR	12,236,159

527,897	MMC Norilsk Nickel PJSC ADR	11,015,589

98,957	Novatek PJSC Sponsered GDR (Registered)	20,204,817

411,839	PhosAgro PJSC GDR (Registered)	5,291,310

575,419	Ros Agro Plc GDR (Registered)	6,695,017

411,269	Rosneft PJSC GDR (Registered)	2,731,047

32,712	Tatneft PJSC Sponsored ADR	2,219,646

	Total Russia	69,706,091

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd * (b)	—

	South Africa — 0.7%

223,045	African Rainbow Minerals Ltd	2,519,083

36,998	Sasol Ltd	928,190

	Total South Africa	3,447,273

	South Korea — 0.8%

8,735	Korea Zinc Co Ltd	3,204,347

1,358	Young Poong Corp	802,356

	Total South Korea	4,006,703

	Spain — 1.9%

2,612	Fomento de Construcciones y Contratas SA (c)	33,787

73,130	Fomento de Construcciones y Contratas SA (c)	944,414

513,780	Repsol SA	8,272,481

	Total Spain	9,250,682

	Sweden — 1.9%

391,520	Boliden AB	8,908,968

391,520	Boliden AB (Redemption Shares) *	175,095

	Total Sweden	9,084,063

	Switzerland — 0.2%

960	Gurit Holding AG	971,514

Shares	Description	Value ($)

	Thailand — 2.1%

2,153,900	Esso Thailand Pcl (Foreign Registered)	643,234

838,764	PTT Exploration & Production Pcl (Foreign Registered)	3,316,100

4,509,610	PTT Pcl (Foreign Registered)	6,579,313

	Total Thailand	10,538,647

	Turkey — 0.3%

1,198,966	Koza Anadolu Metal Madencilik Isletmeleri AS *	1,432,709

	Ukraine — 0.7%

267,341	Kernel Holding SA	3,243,940

	United Kingdom — 15.9%

817,063	Anglo American Plc	19,547,054

440,563	Antofagasta Plc	4,362,241

658,578	BHP Group Plc	14,862,880

272,007	BP Plc	1,843,055

339,132	Central Asia Metals Plc	939,864

883,087	Ferrexpo Plc	2,565,589

3,262,748	Glencore Plc *	10,439,735

196,203	Petrofac Ltd	1,024,473

240,435	Polypipe Group Plc	1,305,468

319,977	Rio Tinto Plc	18,348,384

79,332	Royal Dutch Shell Plc – A Shares	2,457,317

167,964	Tullow Oil Plc	421,281

	Total United Kingdom	78,117,341

	United States — 15.0%

42,200	AGCO Corp.	2,808,832

237,700	Albemarle Corp.	15,046,410

1,045,302	Chesapeake Energy Corp. * (a)	2,006,980

525,808	Denbury Resources, Inc. *	757,164

86,000	First Solar, Inc. *	4,991,440

2,587,254	Freeport-McMoRan, Inc.	25,122,236

36,900	FutureFuel Corp.	383,022

177,300	Gulfport Energy Corp. *	969,831

76,900	Mosaic Co. (The)	1,651,043

145,800	Renewable Energy Group, Inc. *	2,280,312

15,100	REX American Resources Corp. *	1,018,797

249,855	SolarEdge Technologies, Inc. *	13,387,231

655,200	Southwestern Energy Co. *	2,352,168

172,300	W&T Offshore, Inc. *	723,660

	Total United States	73,499,126

	TOTAL COMMON STOCKS (COST $422,220,321)	438,450,214

	PREFERRED STOCKS (d) — 8.9%

	Brazil — 4.2%

2,619,299	Bradespar SA	20,492,738

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Chile — 3.0%

489,712	Sociedad Quimica y Minera de Chile SA Sponsored ADR(a)	14,852,965

	Russia — 1.7%

55,697	Bashneft PJSC	1,453,508

6,111,884	Surgutneftegas PJSC	3,784,366

357,301	Tatneft PJSC	3,189,422

	Total Russia	8,427,296

	TOTAL PREFERRED STOCKS (COST $38,402,904)	43,772,999

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

2,117,812	Ezion Holdings Ltd, Expires 04/16/23 * (e)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	MUTUAL FUNDS — 2.5%

	United States — 2.5%

	Affiliated Issuers — 2.5%

2,432,451	GMO U.S. Treasury Fund (f)	12,162,255

	TOTAL MUTUAL FUNDS (COST $12,162,255)	12,162,255

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

1,057,397	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (g)	1,057,397

	TOTAL SHORT-TERM INVESTMENTS (COST $1,057,397)	1,057,397

	TOTAL INVESTMENTS — 101.0% (Cost $473,842,877)	495,442,865

	Other Assets and Liabilities (net) — (1.0%)	(5,078,107)

	TOTAL NET ASSETS — 100.0%	$490,364,758

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Securities are traded on separate exchanges for the same entity.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Investment valued using significant unobservable inputs.

(f)	All or a portion of this security is purchased with collateral from securities loaned.

(g)	The rate disclosed is the 7 day net yield as of May 31, 2019.

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 83.2%

	U.S. Government — 66.7%

85,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.36%, due 04/30/20 (a)	84,995,806

53,600,000	U.S. Treasury Note, 2.25%, due 03/31/20	53,570,687

92,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.37%, due 07/31/20 (a)	91,978,454

27,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.37%, due 10/31/20	26,984,415

	Total U.S. Government	257,529,362

	U.S. Government Agency — 16.5%

10,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.44%, due 06/12/19	10,000,164

20,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.04%, 2.44%, due 02/21/20	19,994,812

14,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.17%, 2.43%, due 04/03/20	13,999,586

20,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.24%, 2.36%, due 04/13/20	19,976,907

	Total U.S. Government Agency	63,971,469

	TOTAL DEBT OBLIGATIONS (COST $321,462,399)	321,500,831

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 19.6%

	Money Market Funds — 0.2%

699,594	State Street Institutional Treasury Money Market Fund-Premier Class, 2.30% (b)	699,594

	U.S. Government — 19.4%

41,500,000	U.S. Treasury Note, 1.38%, due 03/31/20	41,188,750

34,000,000	U.S. Treasury Note, 1.13%, due 04/30/20	33,652,031

	Total U.S. Government	74,840,781

	TOTAL SHORT-TERM INVESTMENTS (COST $75,440,941)	75,540,375

	TOTAL INVESTMENTS — 102.8% (Cost $396,903,340)	397,041,206

	Other Assets and Liabilities (net) —(2.8%)	(10,797,091)

	TOTAL NET ASSETS — 100.0%	$386,244,115

A summary of outstanding financial instruments at May 31, 2019 is as follows:

Written Options – Puts

Index Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
FTSE 100 Index	7,300.00	06/21/19	426	GBP	30,508,885	(999,228)
FTSE 100 Index	7,350.00	06/21/19	315	GBP	22,559,387	(895,022)
FTSE 100 Index	7,275.00	06/21/19	100	GBP	7,161,710	(211,901)
S&P 500 Index	2,785.00	06/05/19	69	USD	18,989,214	(288,420)
S&P 500 Index	2,855.00	06/21/19	557	USD	153,289,742	(6,143,710)
S&P 500 Index	2,755.00	06/07/19	140	USD	38,528,840	(419,440)
S&P 500 Index	2,805.00	06/03/19	69	USD	18,989,214	(363,147)
S&P 500 Index	2,755.00	06/21/19	143	USD	39,354,458	(662,090)
S&P 500 Index	2,805.00	06/21/19	68	USD	18,714,008	(494,360)
S&P 500 Index	2,785.00	06/21/19	76	USD	20,915,656	(464,360)

		TOTAL WRITTEN INDEX OPTIONS – PUTS (Premiums $5,879,217)				$(10,941,678)

As of May 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

The rates shown on variable rate notes are the current interest rates at May 31, 2019, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2019.

Currency Abbreviations:

GBP - British Pound

USD - United States Dollar

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.4%

	Australia — 3.8%

18,037	Accent Group Ltd	18,547

8,938	Adairs Ltd	13,047

846	Appen Ltd	15,140

27,727	Australian Pharmaceutical Industries Ltd	24,958

1,249	CSL Ltd	177,462

13,106	CSR Ltd	36,120

3,350	Dexus (REIT)	29,981

40,203	Fortescue Metals Group Ltd	223,558

5,489	IDP Education Ltd	64,817

9,786	Macquarie Group Ltd	814,220

11,954	Mirvac Group (REIT)	25,191

13,160	New Hope Corp Ltd	23,850

7,828	OFX Group Ltd	8,469

12,076	OZ Minerals Ltd	75,559

615	Rio Tinto Ltd	42,683

16,326	Scentre Group (REIT)	43,093

29,463	Southern Cross Media Group Ltd	25,377

4,335	Super Retail Group Ltd	27,778

	Total Australia	1,689,850

	Austria — 0.1%

531	OMV AG	24,922

1,297	Vienna Insurance Group AG Wiener Versicherung Gruppe	31,738

	Total Austria	56,660

	Belgium — 0.4%

1,593	AGFA-Gevaert NV *	6,475

2,110	UCB SA	161,309

	Total Belgium	167,784

	Brazil — 1.7%

7,800	Banco do Brasil SA	103,067

8,000	Cia de Saneamento Basico do Estado de Sao Paulo	90,134

70,500	JBS SA	392,750

11,000	Kroton Educacional SA	28,986

1,500	Mahle-Metal Leve SA	8,719

18,600	MRV Engenharia e Participacoes SA	81,530

8,400	Petrobras Distribuidora SA	54,695

	Total Brazil	759,881

	Canada — 2.8%

5,400	Bank of Montreal	392,094

4,000	Canaccord Genuity Group Inc	14,738

2,100	Canadian National Railway Co (a)	186,166

4,000	Canadian National Railway Co (a)	354,360

1,000	Canadian Pacific Railway Ltd	219,390

100	Royal Bank of Canada	7,516

1,400	TFI International Inc	42,675

1,100	Wajax Corp	12,362

	Total Canada	1,229,301

Shares	Description	Value ($)

	China — 2.2%

20,000	Agile Group Holdings Ltd	25,243

13,000	BAIC Motor Corp Ltd – Class H	8,057

76,000	Bank of Communications Co Ltd – Class H	59,561

186,000	China Communications Services Corp Ltd – Class H	139,081

28,500	China Minsheng Banking Corp Ltd – Class H	20,739

110,000	China Railway Construction Corp Ltd – Class H	128,558

29,500	China Resources Pharmaceutical Group Ltd	38,625

44,000	China SCE Group Holdings Ltd	19,909

9,000	China Shineway Pharmaceutical Group Ltd	8,022

196,000	China Telecom Corp Ltd – Class H	98,493

22,000	Dongfeng Motor Group Co Ltd – Class H	18,099

6,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	25,111

42,400	Guangzhou R&F Properties Co Ltd – Class H	80,171

10,000	Huabao International Holdings Ltd	4,184

15,000	Kingboard Holdings Ltd	39,439

7,500	Kingboard Laminates Holdings Ltd	6,400

37,800	Shanghai Pharmaceuticals Holding Co Ltd – Class H	74,631

16,000	Shenzhen Expressway Co Ltd – Class H	18,498

32,000	Shimao Property Holdings Ltd	91,813

18,500	Sinopec Engineering Group Co Ltd – Class H	15,068

6,000	Tianneng Power International Ltd	4,885

14,000	Times China Holdings Ltd	23,187

23,000	Weichai Power Co Ltd – Class H	34,980

	Total China	982,754

	Denmark — 0.5%

2,100	Novo Nordisk A/S Sponsored ADR	99,120

1,495	Royal Unibrew A/S	106,204

2,720	Scandinavian Tobacco Group A/S	33,142

	Total Denmark	238,466

	Finland — 1.3%

6,954	Neste Oyj	234,757

12,941	UPM-Kymmene Oyj	323,751

	Total Finland	558,508

	France — 9.9%

751	Alten SA	76,173

3,654	CNP Assurances	78,315

1,433	Dassault Systemes SE	212,621

506	Gaztransport Et Technigaz SA	45,985

218	Hermes International	144,852

260	Jacquet Metal Service SA	4,658

705	Kaufman & Broad SA	25,144

4,543	L’Oreal SA	1,218,796

518	LVMH Moet Hennessy Louis Vuitton SE	195,464

1,207	Neopost SA	26,420

36,555	Peugeot SA	815,911

3,539	Safran SA	464,334

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)
	France — continued

12,386	Sanofi	1,000,260

1,400	Sanofi ADR	56,602

	Total France	4,365,535

	Germany — 4.7%

4,559	Allianz SE (Registered)	1,009,501

1,142	Bayer AG (Registered)	67,531

2,862	Bayerische Motoren Werke AG	198,585

268	Bechtle AG	29,990

2,425	Borussia Dortmund GmbH & Co KGaA	23,120

508	Carl Zeiss Meditec AG	47,747

18,226	Deutsche Lufthansa AG (Registered)	345,596

3,510	Deutsche Pfandbriefbank AG	48,249

3,212	Deutsche Telekom AG (Registered)	54,077

810	Dialog Semiconductor Plc *	25,614

160	Eckert & Ziegler Strahlen- und Medizintechnik AG	17,105

806	Elmos Semiconductor AG	19,200

2,806	Evonik Industries AG	73,551

679	Volkswagen AG	107,752

964	Wacker Neuson SE	22,392

	Total Germany	2,090,010

	Hong Kong — 1.8%

11,200	Dah Sing Banking Group Ltd	19,409

12,000	NWS Holdings Ltd	23,646

496,000	WH Group Ltd	446,466

31,000	Wharf Holdings Ltd (The)	79,208

13,000	Wharf Real Estate Investment Co Ltd	88,960

18,000	Wheelock & Co Ltd	118,823

	Total Hong Kong	776,512

	Hungary — 0.2%

12,105	Magyar Telekom Telecommunications Plc	17,324

1,137	MOL Hungarian Oil & Gas Plc *	12,801

2,515	Richter Gedeon Nyrt	45,233

	Total Hungary	75,358

	India — 0.7%

14,067	Firstsource Solutions Ltd	11,100

2,272	HCL Technologies Ltd	35,588

3,076	KPIT Engineering Ltd *	4,350

1,149	Mahindra & Mahindra Ltd GDR	10,632

1,878	NIIT Technologies Ltd	35,404

21,019	Power Finance Corp Ltd *	37,598

2,716	Rajesh Exports Ltd	25,679

50,669	REC Ltd	105,090

4,071	Tech Mahindra Ltd	44,610

	Total India	310,051

	Ireland — 0.5%

700	CRH Plc Sponsored ADR	21,945

Shares	Description	Value ($)
	Ireland — continued

122	Flutter Entertainment Plc	8,673

6,190	Smurfit Kappa Group Plc	170,958

	Total Ireland	201,576

	Italy — 4.0%

11,005	Arnoldo Mondadori Editore SPA *	17,768

106,294	Enel SPA	661,064

9,318	EXOR NV	583,015

29,300	Fiat Chrysler Automobiles NV	369,766

12,655	Saras SPA	18,160

8,872	Societa Cattolica di Assicurazioni SC	71,589

901	Societa Iniziative Autostradali e Servizi SPA	15,635

11,054	UnipolSai Assicurazioni SPA	26,873

	Total Italy	1,763,870

	Japan — 23.9%

200	Alfresa Holdings Corp	5,001

900	Arakawa Chemical Industries Ltd	10,153

50,300	Asahi Kasei Corp	515,249

65,700	Astellas Pharma Inc	880,441

3,700	Bandai Namco Holdings Inc	181,148

13,100	Brother Industries Ltd	222,891

2,300	Daicel Corp	19,500

4,100	Fancl Corp	109,957

2,800	Fuji Electric Co Ltd	92,713

1,300	Fuji Media Holdings Inc	17,613

11,200	FUJIFILM Holdings Corp	533,679

200	Fujitsu Ltd	13,483

500	Fujiya Co Ltd	8,909

1,000	Furuno Electric Co Ltd	8,464

1,300	Hanwa Co Ltd	32,698

20,500	Haseko Corp	203,459

18,400	Hitachi Ltd	619,582

1,000	Hokuetsu Industries Co Ltd	11,111

30,100	Honda Motor Co Ltd	740,266

2,700	Isuzu Motors Ltd	29,661

51,100	ITOCHU Corp	938,111

1,400	Kamei Corp	14,589

19,300	KDDI Corp	494,330

30,600	Konica Minolta Inc	268,471

300	Makino Milling Machine Co Ltd	10,256

54,600	Marubeni Corp	340,969

104,500	Mitsubishi Chemical Holdings Corp	681,021

11,400	Mitsubishi Corp	295,446

800	Mitsubishi UFJ Financial Group Inc	3,674

700	Mitsui Chemicals Inc	15,273

3,200	NEC Corp	118,139

6,600	NET One Systems Co Ltd	175,489

1,000	Nichias Corp	16,654

400	Nihon Unisys Ltd	12,995

23,300	Nippon Telegraph & Telephone Corp	1,042,468

1,800	Rohto Pharmaceutical Co Ltd	48,785

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

4,000	Shionogi & Co Ltd	218,101

1,100	Showa Corp	13,401

126,800	Sojitz Corp	404,921

4,200	Sony Corp	201,280

83,000	Sumitomo Chemical Co Ltd	356,690

2,600	Teijin Ltd	42,264

500	Tokyo Electron Ltd	67,292

15,400	Tosoh Corp	193,918

11,000	Toyota Tsusho Corp	315,485

	Total Japan	10,546,000

	Malta — 0.0%

1,718,063	BGP Holdings Plc * (b)	—

	Mexico — 0.0%

6,300	ALEATICA SAB de CV	5,876

	Netherlands — 4.1%

22,265	ABN AMRO Group NV CVA	470,390

4,217	ASR Nederland NV	159,780

700	Coca-Cola European Partners Plc *	38,780

185	Heineken Holding NV	18,304

19,390	ING Groep NV	209,437

23,614	Koninklijke Ahold Delhaize NV	529,632

3,550	Koninklijke Philips NV	140,686

1,801	Signify NV	48,158

3,060	Wolters Kluwer NV	213,475

	Total Netherlands	1,828,642

	Norway — 1.5%

383	Aker ASA – A Shares	21,998

5,620	Aker Solutions ASA *	22,262

4,623	Austevoll Seafood ASA	48,501

6,490	DNB ASA	110,022

6,776	Equinor ASA	129,434

2,568	Grieg Seafood ASA	36,417

12,752	Leroy Seafood Group ASA	87,443

2,853	Mowi ASA *	66,205

2,414	Salmar ASA	110,275

2,884	SpareBank 1 Nord Norge	21,841

2,652	SpareBank 1 SR-Bank ASA	30,918

	Total Norway	685,316

	Philippines — 0.0%

305	Globe Telecom Inc	12,690

	Poland — 0.0%

807	Asseco Poland SA	10,746

	Portugal — 0.2%

1,570	Altri SGPS SA	10,638

9,098	EDP – Energias de Portugal SA	33,157

2,407	Galp Energia SGPS SA	36,157

Shares	Description	Value ($)
	Portugal — continued

2,795	Navigator Co SA (The)	9,987

	Total Portugal	89,939

	Russia — 1.4%

88,768	Gazprom PJSC Sponsored ADR	581,430

72,000	Inter RAO UES PJSC	4,417

3,269	Sberbank of Russia Sponsored ADR	47,108

	Total Russia	632,955

	Singapore — 0.4%

10,000	CapitaLand Ltd	23,465

19,800	ComfortDelGro Corp Ltd	35,481

600	Jardine Cycle & Carriage Ltd	14,781

1,900	Singapore Airlines Ltd	12,611

57,400	Yangzijiang Shipbuilding Holdings Ltd	57,288

26,400	Yanlord Land Group Ltd	22,890

	Total Singapore	166,516

	South Africa — 0.5%

8,590	Absa Group Ltd	99,657

27,765	Blue Label Telecoms Ltd *	7,221

3,440	Mondi Ltd	70,854

161	Nedbank Group Ltd	2,898

2,040	Reunert Ltd	9,624

4,338	Telkom SA SOC Ltd	27,419

	Total South Africa	217,673

	South Korea — 2.0%

255	Daelim Industrial Co Ltd	22,173

2,652	DGB Financial Group Inc	17,988

195	DongKook Pharmaceutical Co Ltd	9,555

11,112	Hana Financial Group Inc	338,479

128	Hankook Tire & Technology Co Ltd	3,763

149	Hyundai Home Shopping Network Corp	11,436

150	Hyundai Marine & Fire Insurance Co Ltd	3,876

12,145	Industrial Bank of Korea	141,191

1,723	Kia Motors Corp	56,917

293	Sebang Global Battery Co Ltd	10,257

1,741	Shinhan Financial Group Co Ltd	64,757

4,100	SK Telecom Co Ltd Sponsored ADR	95,243

8	Taekwang Industrial Co Ltd	8,884

6,888	Woori Financial Group Inc	80,447

	Total South Korea	864,966

	Spain — 3.4%

152	Acciona SA	16,245

4,237	ACS Actividades de Construccion y Servicios SA	174,027

224	Aena SME SA	41,132

2,765	Almirall SA	47,556

5,135	Banco Santander SA	22,512

3,625	Enagas SA	99,081

8,867	Endesa SA	220,890

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)
	Spain — continued

33,335	Iberdrola SA	309,941

70,233	International Consolidated Airlines Group SA	398,643

2,265	Naturgy Energy Group SA	64,592

4,827	Red Electrica Corp SA	102,310

	Total Spain	1,496,929

	Sweden — 3.9%

779	Atrium Ljungberg AB – B Shares	13,475

2,988	Axfood AB	57,467

10,778	Betsson AB *	68,102

10,778	Betsson AB – Redemption *	4,414

1,647	Bufab AB	16,865

3,252	Hexpol AB	23,563

1,400	Lindab International AB	14,450

3,682	Resurs Holding AB	21,451

29,719	Sandvik AB	458,762

3,209	Securitas AB – B Shares	53,113

2,726	SKF AB – B Shares	42,287

19,291	Svenska Cellulosa AB SCA – Class B	147,247

9,093	Swedish Match AB	410,456

2,393	Telefonaktiebolaget LM Ericsson – B Shares	23,025

2,991	Volvo AB – A Shares	42,265

23,898	Volvo AB – B Shares	333,649

	Total Sweden	1,730,591

	Switzerland — 5.1%

522	ALSO Holding AG (Registered) *	67,837

350	Bobst Group SA (Registered)	22,013

647	Galenica AG *	31,107

84	Georg Fischer AG (Registered)	71,120

467	Huber + Suhner AG (Registered)	35,831

4,642	Nestle SA (Registered)	460,480

241	Novartis AG (Registered)	20,711

255	Orior AG *	19,429

492	Roche Holding AG	129,039

5,187	Roche Holding AG – Genusschein	1,362,376

7	Vetropack Holding AG	14,688

	Total Switzerland	2,234,631

	Taiwan — 1.0%

9,000	Feng TAY Enterprise Co Ltd	68,192

62,000	Inventec Corp	46,711

19,000	Novatek Microelectronics Corp	101,098

1,000	Phison Electronics Corp	9,047

54,000	Pou Chen Corp	61,293

39,000	Radiant Opto-Electronics Corp	122,705

7,000	Ruentex Industries Ltd	15,320

11,000	Sunplus Technology Co Ltd	4,259

4,000	TOPBI International Holdings Ltd	10,673

2,000	Uni-President Enterprises Corp	5,140

7,000	Walsin Lihwa Corp	3,478

7,000	Yuanta Financial Holding Co Ltd	3,930

	Total Taiwan	451,846

Shares	Description	Value ($)

	Thailand — 0.2%

52,700	AP Thailand Pcl NVDR	12,912

17,900	GFPT Pcl NVDR	8,977

24,300	PTT Global Chemical Pcl NVDR	46,631

	Total Thailand	68,520

	Turkey — 0.1%

7,481	KOC Holding AS	20,651

17,836	Turkiye Sise ve Cam Fabrikalari AS	15,927

	Total Turkey	36,578

	United Kingdom — 14.1%

46,440	3i Group Plc	616,492

3,999	Ashtead Group Plc	93,878

27,858	BAE Systems Plc	159,260

35,365	Barratt Developments Plc	249,458

4,129	Bellway Plc	143,383

7,199	Berkeley Group Holdings Plc (The)	318,238

700	British American Tobacco Plc Sponsored ADR	24,269

1,762	Britvic Plc	19,814

2,566	Coca-Cola HBC AG *	92,372

1,582	Computacenter Plc	25,041

12,763	Diageo Plc	536,831

100	Diageo Plc Sponsored ADR	16,806

11,484	Electrocomponents Plc	88,046

22,168	Evraz Plc	164,563

24,747	Ferrexpo Plc	71,896

37,121	GlaxoSmithKline Plc	716,657

4,900	GlaxoSmithKline Plc Sponsored ADR	189,336

2,559	Greene King Plc	20,658

55,581	HSBC Holdings Plc	453,061

1,455	IG Group Holdings Plc	10,075

17,981	Inchcape Plc	132,925

3,923	International Personal Finance Plc	7,877

1,533	JD Sports Fashion Plc	11,945

6,108	John Laing Group Plc	29,984

136,420	Legal & General Group Plc	442,044

8,616	Lookers Plc	9,322

4,509	Meggitt Plc	27,882

13,511	Mondi Plc	279,674

3,284	Morgan Advanced Materials Plc	10,275

1,218	Morgan Sindall Group Plc	19,835

4,354	National Express Group Plc	21,853

2,830	Next Plc	206,294

3,700	Nomad Foods Ltd *	78,514

2,347	OneSavings Bank Plc	11,902

19,807	Persimmon Plc	492,704

3,516	Plus500 Ltd	28,122

14,587	QinetiQ Group Plc	53,589

1,093	Reckitt Benckiser Group Plc	87,729

1,632	Redrow Plc	11,225

937	Softcat Plc	10,749

296	Spectris Plc	9,281

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued

218	Spirax-Sarco Engineering Plc	22,994

10,383	Spirent Communications Plc	20,609

640	Staffline Group Plc	2,142

20,782	Tate & Lyle Plc	189,698

4,305	Taylor Wimpey Plc	8,995

	Total United Kingdom	6,238,297

	TOTAL COMMON STOCKS (COST $37,006,250)	42,584,827

	PREFERRED STOCKS (c) — 0.8%

	Brazil — 0.0%

2,300	Banco do Estado do Rio Grande do Sul SA – Class B	13,921

	Germany — 0.7%

1,369	Bayerische Motoren Werke AG	81,007

292	Sixt SE	20,363

1,314	Volkswagen AG	204,273

	Total Germany	305,643

	South Korea — 0.0%

28	Samsung Electronics Co Ltd	816

	Sweden — 0.1%

466	Akelius Residential Property AB	16,917

	TOTAL PREFERRED STOCKS (COST $349,246)	337,297

	RIGHTS/WARRANTS — 0.0%

	Spain — 0.0%

2,765	Almirall SA, Expires 06/04/19 *	618

	TOTAL RIGHTS/WARRANTS (COST $629)	618

Shares	Description	Value ($)

	MUTUAL FUNDS — 1.9%

	United States — 1.9%

	Affiliated Issuers — 1.9%

171,340	GMO U.S. Treasury Fund	856,701

	TOTAL MUTUAL FUNDS (COST $856,690)	856,701

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

139,272	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (d)	139,272

	TOTAL SHORT-TERM INVESTMENTS (COST $139,272)	139,272

	TOTAL INVESTMENTS — 99.4% (Cost $38,352,087)	43,918,715

	Other Assets and Liabilities (net) — 0.6%	260,226

	TOTAL NET ASSETS — 100.0%	$44,178,941

A summary of outstanding financial instruments at May 31, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
7	Mini MSCI EAFE	June 2019	$636,265	$(13,434)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2019.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.4%

	Automobiles & Components — 0.2%

19,145	BorgWarner, Inc.	679,264

36,521	Modine Manufacturing Co. *	469,295

14,530	Stoneridge, Inc. *	378,216

20,283	Tower International, Inc.	353,533

	Total Automobiles & Components	1,880,308

	Banks — 2.3%

3,519	American National Bankshares, Inc.	122,743

58,300	Associated Banc-Corp.	1,154,923

42,600	Citigroup, Inc.	2,647,590

123,454	Citizens Financial Group, Inc.	4,022,131

3,744	CNB Financial Corp.	92,664

4,361	Federal Agricultural Mortgage Corp. – Class C	298,423

2,723	First Bancorp, Inc.	68,837

4,637	German American Bancorp, Inc.	129,233

23,700	M&T Bank Corp.	3,782,520

53,661	Popular, Inc.	2,801,641

266,867	Regions Financial Corp.	3,690,771

4,084	Territorial Bancorp, Inc.	109,860

	Total Banks	18,921,336

	Capital Goods — 10.7%

36,600	Ametek, Inc.	2,997,174

11,420	Applied Industrial Technologies, Inc.	620,449

30,700	Atkore International Group, Inc. *	718,073

56,526	Cummins, Inc.	8,521,860

7,300	Curtiss-Wright Corp.	813,877

42,600	Dover Corp.	3,808,866

125,100	Eaton Corp Plc	9,318,699

128,030	Emerson Electric Co.	7,712,527

37,494	Federal Signal Corp.	895,732

14,200	Global Brass & Copper Holdings, Inc.	619,546

61,364	Ingersoll-Rand Plc	7,261,816

30,324	ITT, Inc.	1,747,269

53,300	Lockheed Martin Corp.	18,044,182

29,740	Meritor, Inc. *	599,558

25,096	Moog, Inc. – Class A	2,068,412

27,600	Mueller Industries, Inc.	743,820

32,731	Oshkosh Corp.	2,330,120

10,900	Regal Beloit Corp.	792,430

11,500	Rockwell Automation, Inc.	1,711,775

12,904	SPX Corp.*	383,765

15,423	Teledyne Technologies, Inc.*	3,636,743

71,291	Textron, Inc.	3,229,482

41,279	Timken Co. (The)	1,816,689

47,500	United Technologies Corp.	5,999,250

28,396	Universal Forest Products, Inc.	915,771

	Total Capital Goods	87,307,885

Shares	Description	Value ($)

	Commercial & Professional Services — 1.8%

22,999	ACCO Brands Corp.	169,043

35,009	Brady Corp. – Class A	1,620,917

14,046	FTI Consulting, Inc. *	1,178,740

40,604	Herman Miller, Inc.	1,441,036

9,107	ICF International, Inc.	663,809

10,480	Insperity, Inc.	1,193,672

25,500	Interface, Inc.	368,985

15,768	Kforce, Inc.	547,938

41,004	Knoll, Inc.	805,318

14,800	Resources Connection, Inc.	227,180

26,536	Robert Half International, Inc.	1,423,922

68,900	Steelcase Inc – Class A	1,105,156

35,600	Waste Management, Inc.	3,892,860

	Total Commercial & Professional Services	14,638,576

	Consumer Durables & Apparel — 3.9%

29,945	Acushnet Holdings Corp.	703,408

5,360	Bassett Furniture Industries, Inc.	78,738

34,399	Callaway Golf Co.	505,665

19,296	Columbia Sportswear Co.	1,809,579

5,530	Culp, Inc.	95,282

9,300	Deckers Outdoor Corp. *	1,414,530

3,569	Flexsteel Industries, Inc.	61,208

69,187	Garmin Ltd.	5,291,422

9,400	Helen of Troy Ltd. *	1,255,934

3,360	Johnson Outdoors, Inc. – Class A	248,002

10,210	KONTOOR BRANDS, Inc. *	299,170

29,290	La-Z-Boy, Inc.	942,845

8,671	Movado Group, Inc.	223,365

150,500	NIKE, Inc. – Class B	11,609,570

6,000	Oxford Industries, Inc.	427,440

71,474	VF Corp.	5,852,291

22,219	Wolverine World Wide, Inc.	620,799

	Total Consumer Durables & Apparel	31,439,248

	Consumer Services — 2.1%

59,700	Aramark	2,076,963

47,384	Bloomin’ Brands, Inc.	914,985

33,900	Career Education Corp. *	636,303

35,100	Carrols Restaurant Group, Inc. *	299,052

27,300	Darden Restaurants, Inc.	3,175,536

2,748	Graham Holdings Co. – Class B	1,870,124

26,800	K12, Inc. *	819,276

42,800	Laureate Education, Inc. – Class A *	687,368

41,100	Norwegian Cruise Line Holdings Ltd. *	2,248,581

23,339	Regis Corp. *	435,039

20,600	Royal Caribbean Cruises Ltd.	2,508,256

27,930	Service Corp. International	1,225,289

	Total Consumer Services	16,896,772

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Diversified Financials — 3.7%

147,400	Ally Financial, Inc.	4,255,438

106,400	American Express Co.	12,205,144

43,914	Ameriprise Financial, Inc.	6,070,232

65,000	Capital One Financial Corp.	5,581,550

22,430	Enova International, Inc. *	478,881

20,800	LPL Financial Holdings, Inc.	1,668,576

	Total Diversified Financials	30,259,821

	Energy — 1.6%

79,327	Murphy Oil Corp.	1,971,276

126,404	Phillips 66	10,213,443

42,100	World Fuel Services Corp.	1,226,794

	Total Energy	13,411,513

	Food & Staples Retailing — 0.1%

29,700	Performance Food Group Co. *	1,168,695

	Food, Beverage & Tobacco — 3.8%

195,370	Archer-Daniels-Midland Co.	7,486,578

92,100	General Mills, Inc.	4,553,424

21,700	Hershey Co. (The)	2,863,532

36,400	Molson Coors Brewing Co. – Class B	2,001,272

112,300	Mondelez International, Inc. – Class A	5,710,455

95,900	Tyson Foods, Inc.– Class A	7,277,851

16,600	Universal Corp.	938,232

	Total Food, Beverage & Tobacco	30,831,344

	Health Care Equipment & Services — 5.9%

36,770	Anthem, Inc.	10,221,324

46,900	HCA Healthcare, Inc.	5,673,024

33,378	McKesson Corp.	4,076,789

168,800	Medtronic Plc	15,627,504

59,000	Stryker Corp.	10,811,160

14,500	Varian Medical Systems, Inc. *	1,830,770

	Total Health Care Equipment & Services	48,240,571

	Household & Personal Products — 5.3%

105,700	Colgate-Palmolive Co.	7,358,834

79,547	Estee Lauder Cos, Inc. (The) – Class A	12,809,453

8,764	Inter Parfums, Inc.	567,732

41,000	Kimberly-Clark Corp.	5,243,490

166,017	Procter & Gamble Co. (The)	17,084,810

	Total Household & Personal Products	43,064,319

	Insurance — 4.5%

241,488	Aflac, Inc.	12,388,334

59,002	Allstate Corp. (The)	5,635,281

40,698	Fidelity National Financial, Inc.	1,568,908

31,004	First American Financial Corp.	1,601,357

107,080	Old Republic International Corp.	2,361,114

Shares	Description	Value ($)
	Insurance — continued

167,007	Progressive Corp. (The)	13,240,315

	Total Insurance	36,795,309

	Materials — 2.7%

20,000	Ashland Global Holdings, Inc.	1,497,400

19,949	Avery Dennison Corp.	2,075,893

15,759	Cabot Corp.	629,414

30,500	Celanese Corp.	2,895,365

28,427	Eastman Chemical Co.	1,845,481

2,700	Innospec, Inc.	217,917

67,079	LyondellBasell Industries NV – Class A	4,980,616

15,951	Materion Corp.	964,238

18,700	Mercer International, Inc.	267,971

52,600	Nucor Corp.	2,524,800

24,400	PolyOne Corp.	613,172

28,000	Reliance Steel & Aluminum Co.	2,331,560

40,800	Resolute Forest Products, Inc.	262,344

8,300	Stepan Co.	704,338

15,600	Verso Corp. – Class A *	268,632

	Total Materials	22,079,141

	Media & Entertainment — 5.1%

300	Alphabet, Inc. – Class A *	331,950

2,700	Alphabet, Inc. – Class C *	2,979,801

529,100	Comcast Corp. – Class A	21,693,100

81,460	Gannett Co., Inc.	640,276

170,800	Interpublic Group of Cos., Inc. (The)	3,624,376

49,500	Liberty TripAdvisor Holdings, Inc. – Class A *	527,175

7,600	Marcus Corp. (The)	265,696

60,300	National CineMedia, Inc.	394,965

126,452	News Corp. – Class A	1,440,288

58,150	News Corp. – Class B	677,448

52,589	Omnicom Group, Inc.	4,068,285

10,882	Scholastic Corp.	360,085

100,885	TEGNA, Inc.	1,527,399

115,600	Viacom, Inc. – Class B	3,355,868

	Total Media & Entertainment	41,886,712

	Pharmaceuticals, Biotechnology & Life Sciences — 11.4%

53,600	Agilent Technologies, Inc.	3,593,880

106,500	Amgen, Inc.	17,753,550

31,600	Biogen, Inc. *	6,929,564

175,800	Bristol-Myers Squibb Co.	7,976,046

43,597	Bruker Corp.	1,821,047

178,700	Gilead Sciences, Inc.	11,124,075

302,431	Merck & Co., Inc.	23,955,559

399,038	Pfizer, Inc.	16,568,058

9,500	Regeneron Pharmaceuticals, Inc. *	2,866,340

	Total Pharmaceuticals, Biotechnology & Life Sciences	92,588,119

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Real Estate — 2.3%

52,649	CBRE Group, Inc. – Class A *	2,406,059

23,300	Chesapeake Lodging Trust. (REIT)	670,341

53,993	CoreCivic, Inc. (REIT)	1,182,447

34,900	GEO Group, Inc. (The) (REIT)	765,357

12,300	Hersha Hospitality Trust (REIT)	209,715

246,581	Host Hotels & Resorts, Inc. (REIT)	4,465,582

9,788	Jones Lang LaSalle, Inc.	1,218,116

71,400	Outfront Media, Inc. (REIT)	1,760,010

42,600	Park Hotels & Resorts, Inc. (REIT)	1,176,612

80,300	Retail Properties of America, Inc. – Class A (REIT)	954,767

41,000	Spirit Realty Capital, Inc. (REIT)	1,749,060

96,500	Sunstone Hotel Investors, Inc. (REIT)	1,295,030

43,260	Xenia Hotels & Resorts, Inc. (REIT)	904,567

	Total Real Estate	18,757,663

	Retailing — 6.9%

29,100	Abercrombie & Fitch Co – Class A	503,430

1,000	Amazon.com, Inc. *	1,775,070

4,400	America’s Car-Mart, Inc. *	378,840

12,400	Asbury Automotive Group, Inc. *	919,956

3,300	AutoZone, Inc. *	3,389,463

42,240	Best Buy Co., Inc.	2,647,181

28,300	Core-Mark Holding Co., Inc.	1,043,704

40,000	Designer Brands, Inc. – Class A	723,600

44,800	Dick’s Sporting Goods, Inc.	1,546,048

246,355	eBay, Inc.	8,851,535

69,717	Gap Inc. (The)	1,302,314

23,700	Genuine Parts Co.	2,343,930

10,389	Group 1 Automotive, Inc.	749,982

86,963	Kohl’s Corp.	4,289,015

28,100	Liberty Expedia Holdings, Inc. – Class A *	1,158,563

253,100	Office Depot, Inc.	496,076

18,000	Penske Automotive Group, Inc.	768,960

220,868	Qurate Retail, Inc. *	2,767,476

20,400	Sonic Automotive, Inc. – Class A	355,572

116,000	Target Corp.	9,332,200

129,300	TJX Cos., Inc. (The)	6,502,497

43,900	Tractor Supply Co.	4,424,242

	Total Retailing	56,269,654

	Semiconductors & Semiconductor Equipment — 4.9%

442,900	Intel Corp.	19,505,316

41,542	KLA-Tencor Corp.	4,281,734

146,600	Marvell Technology Group Ltd.	3,269,180

20,700	Rudolph Technologies, Inc. *	477,549

48,900	Teradyne, Inc.	2,060,646

103,400	Xilinx, Inc.	10,578,854

	Total Semiconductors & Semiconductor Equipment	40,173,279

Shares	Description	Value ($)

	Software & Services — 8.5%

34,200	Accenture Plc – Class A	6,089,994

44,020	Amdocs Ltd.	2,615,668

13,700	Aspen Technology, Inc. *	1,556,457

89,200	Automatic Data Processing, Inc.	14,282,704

44,400	Booz Allen Hamilton Holding Corp.	2,804,748

10,100	CACI International, Inc. – Class A *	2,055,552

94,205	Cadence Design Systems, Inc. *	5,988,612

31,027	Citrix Systems, Inc.	2,920,261

20,230	CSG Systems International, Inc.	907,316

19,300	EVERTEC Inc	553,138

51,095	Intuit, Inc.	12,510,611

58,153	Microsoft Corp.	7,192,363

12,048	Progress Software Corp.	493,486

19,710	Sykes Enterprises, Inc. *	488,020

89,400	Symantec Corp.	1,674,462

63,819	Synopsys, Inc. *	7,431,084

	Total Software & Services	69,564,476

	Technology Hardware & Equipment — 8.8%

40,755	Apple, Inc.	7,134,978

18,233	Arrow Electronics, Inc. *	1,142,480

7,200	Benchmark Electronics, Inc.	159,048

44,900	CDW Corp.	4,419,956

53,700	Ciena Corp. *	1,876,278

133,100	Cisco Systems, Inc.	6,925,193

489,714	Hewlett Packard Enterprise Co.	6,718,876

790,840	HP, Inc.	14,772,891

18,920	Insight Enterprises, Inc. *	974,001

191,800	Juniper Networks, Inc.	4,720,198

34,800	Keysight Technologies, Inc. *	2,614,524

76,207	Motorola Solutions, Inc.	11,427,240

85,395	NetApp, Inc.	5,055,384

12,400	Sanmina Corp. *	329,716

12,100	Tech Data Corp. *	1,096,865

33,122	Vishay Intertechnology, Inc.	504,779

8,600	Zebra Technologies Corp – Class A *	1,474,384

	Total Technology Hardware & Equipment	71,346,791

	Telecommunication Services — 1.2%

96,100	T-Mobile US, Inc. *	7,057,584

73,771	Telephone & Data Systems, Inc.	2,125,342

6,300	United States Cellular Corp. *	274,365

	Total Telecommunication Services	9,457,291

	Transportation — 0.2%

14,165	Landstar System, Inc.	1,363,382

	Utilities — 0.5%

87,000	Exelon Corp.	4,182,960

	TOTAL COMMON STOCKS (COST $800,535,218)	802,525,165

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 1.2%

	Affiliated Security — 1.2%

1,946,668	GMO U.S. Treasury Fund	9,733,340

	TOTAL MUTUAL FUNDS (COST $9,733,340)	9,733,340

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

1,739,837	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (a)	1,739,837

	TOTAL SHORT-TERM INVESTMENTS (COST $1,739,837)	1,739,837

	TOTAL INVESTMENTS — 99.8% (Cost $812,008,395)	813,998,342

	Other Assets and Liabilities (net) — 0.2%	1,649,130

	TOTAL NET ASSETS — 100.0%	$815,647,472

A summary of outstanding financial instruments at May 31, 2019 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
52	S&P 500 E-mini	June 2019	$7,156,760	$(264,140)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2019.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. As of May 31, 2019, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	117,613,387	4,696,828	(15,501,277)	(10,804,449)	—
Emerging Domestic Opportunities Fund	1,499,771,217	52,337,092	(74,843,078)	(22,505,986)	—
Emerging Markets Fund	3,149,351,064	292,858,616	(271,258,742)	21,599,874	(3,433,949)
Foreign Small Companies Fund	19,538,934	775,630	(3,380,454)	(2,604,824)	(2,052)
International Equity Fund	3,700,750,186	185,323,021	(493,943,604)	(308,620,583)	(236,730)
Quality Fund	4,225,368,376	2,111,964,562	(82,015,059)	2,029,949,503	—
Resources Fund	482,532,342	53,901,241	(40,990,718)	12,910,523	—
Risk Premium Fund	396,903,340	193,098	(55,232)	137,866	(5,062,461)
Tax-Managed International Equities Fund	38,768,917	6,610,045	(1,460,247)	5,149,798	(13,434)
U.S. Equity Fund	812,495,704	54,273,702	(52,771,064)	1,502,638	(264,140)

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust (“underlying funds”). A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2019 is set forth below:

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income*		Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$4,595,622		$36,151,276	$34,378,598	$22,368	**	$(4)	$5	$6,368,301

Emerging Domestic Opportunities Fund
CMI Ltd	$2,100,445		$—	$302,450	$—		$(407,653)	$562,815	$1,953,157
Gayatri Projects Ltd	23,320,306		—	—	—		—	5,579,471	28,899,777
GMO U.S. Treasury Fund	26,772,924		198,324,829	165,640,000	284,825		(1,941)	1,941	59,457,753
iShares MSCI Saudi Arabia ETF	—	#	29,021,458	31,136,038	—		(12,200)	5,720	—	##

Totals	$52,193,675		$227,346,287	$197,078,488	$284,825		$(421,794)	$6,149,947	$90,310,687

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$520,683		$—	$—	$—		$—	$10,052	$530,735
Gayatri Highways Ltd	143,172		—	6,251	—		(47,050)	51,915	141,786
Gayatri Projects Ltd	35,390,143		—	—	—		—	8,467,226	43,857,369
GMO U.S. Treasury Fund	65,931,221		185,743,397	206,420,000	242,064		—	—	45,254,618

Totals	$101,985,219		$185,743,397	$206,426,251	$242,064		$(47,050)	$8,529,193	$89,784,508

Foreign Small Companies Fund
GMO U.S. Treasury Fund	$434,353		$401,964	$430,000	$1,980		$—	$—	$406,317

International Equity Fund
GMO U.S. Treasury Fund	$64,555,168		$80,000,000	$113,000,000	$212,659		$—	$—	$31,555,168

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Quality Fund
GMO U.S. Treasury Fund	$15,705,319	$—	$—	$100,589		$—	$—	$15,705,319

Resources Fund
GMO U.S. Treasury Fund	$5,233,701	$74,533,773	$67,605,219	$73,022	**	$—	$—	$12,162,255

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$846,701	$2,320,000	$2,310,000	$3,183		$24	$(24)	$856,701

U.S. Equity Fund
GMO U.S. Treasury Fund	$21,833,340	$26,650,000	$38,750,000	$73,348		$—	$—	$9,733,340

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2019 through May 31, 2019. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2020.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund (see Securities lending note). Income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $62,456 and $174,666 in Climate Change Fund and Resources Fund, respectively, during the period.

#	Security was not an affiliate at the beginning of the period.
##	No longer an affiliate at period end.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (“Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2019, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2019:

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,077,652	$—	$—		$1,077,652
Australia	—	1,759,691	0	§	1,759,691
Brazil	—	2,366,122	—		2,366,122
Canada	2,400,290	—	—		2,400,290
China	153,252	2,902,138	—		3,055,390
Denmark	—	3,138,083	—		3,138,083
Finland	—	321,835	—		321,835
France	—	8,347,833	—		8,347,833
Germany	—	4,799,136	—		4,799,136
India	—	232,118	—		232,118
Israel	—	1,793,454	—		1,793,454
Italy	—	2,642,315	—		2,642,315

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Japan	$—	$10,142,674	$—		$10,142,674
Malaysia	—	82,625	—		82,625
Mexico	1,219,829	—	—		1,219,829
Netherlands	—	1,167,048	—		1,167,048
Norway	—	3,971,220	—		3,971,220
Pakistan	—	853,345	—		853,345
Poland	—	1,912,318	—		1,912,318
Portugal	—	952,676	—		952,676
Russia	—	4,743,979	—		4,743,979
South Africa	—	22,550	—		22,550
South Korea	—	823,549	—		823,549
Spain	13,139	3,428,993	—		3,442,132
Sweden	—	288,196	—		288,196
Switzerland	—	887,519	—		887,519
Taiwan	—	675,792	—		675,792
Thailand	—	106,775	—		106,775
Ukraine	—	824,681	—		824,681
United Kingdom	—	4,352,193	—		4,352,193
United States	28,305,804	—	—		28,305,804

TOTAL COMMON STOCKS	33,169,966	63,538,858	0	§	96,708,824

Preferred Stocks
Chile	3,469,752	—	—		3,469,752

TOTAL PREFERRED STOCKS	3,469,752	—	—		3,469,752

Mutual Funds
United States	6,368,301	—	—		6,368,301

TOTAL MUTUAL FUNDS	6,368,301	—	—		6,368,301

Short-Term Investments	262,061	—	—		262,061

Total Investments	43,270,080	63,538,858	0	§	106,808,938

Total	$43,270,080	$63,538,858	$0	§	$106,808,938

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Belgium	$—	$18,340,414	$—		$18,340,414
Brazil	—	45,971,778	—		45,971,778
China	88,808,797	262,219,690	—		351,028,487
France	—	16,713,344	—		16,713,344
Germany	—	3,764,731	—		3,764,731
Hong Kong	—	29,716,125	—		29,716,125
India	—	158,317,167	—		158,317,167
Indonesia	—	47,327,443	—		47,327,443
Japan	—	5,055,298	—		5,055,298
Mexico	20,458,092	—	—		20,458,092
Peru	7,694,692	—	—		7,694,692
Philippines	—	21,275,265	—		21,275,265
Poland	—	5,322,370	—		5,322,370
Russia	5,269,464	34,878,120	—		40,147,584
South Africa	—	25,239,389	—		25,239,389
South Korea	—	97,999,257	—		97,999,257
Switzerland	—	37,695,814	—		37,695,814
Taiwan	2,665,325	155,710,094	—		158,375,419
Thailand	—	77,526,585	—		77,526,585
Turkey	—	4,281,700	—		4,281,700
United Arab Emirates	—	5,432,902	—		5,432,902
United Kingdom	—	24,755,269	—		24,755,269
Vietnam	—	6,942,319	—		6,942,319

TOTAL COMMON STOCKS	124,896,370	1,084,485,074	—		1,209,381,444

Description	Level 1	Level 2	Level 3		Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$—	$48,981,524	$—		$48,981,524

TOTAL PREFERRED STOCKS	—	48,981,524	—		48,981,524

Investment Funds
Mexico	8,541,080	—	—		8,541,080
Thailand	—	52,658,728	—		52,658,728
United States	59,379,105	—	—		59,379,105

TOTAL INVESTMENT FUNDS	67,920,185	52,658,728	—		120,578,913

Debt Obligations
United States	9,997,658	—	—		9,997,658

TOTAL DEBT OBLIGATIONS	9,997,658	—	—		9,997,658

Mutual Funds
United States	59,457,753	—	—		59,457,753

TOTAL MUTUAL FUNDS	59,457,753	—	—		59,457,753

Short-Term Investments	28,867,939	—	—		28,867,939

Total Investments	291,139,905	1,186,125,326	—		1,477,265,231

Total	$291,139,905	$1,186,125,326	$—		$1,477,265,231

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$21,109,838	$—		$21,109,838
Chile	—	882,430	—		882,430
China	35,367,684	945,939,419	679,753		981,986,856
Czech Republic	—	2,595,285	—		2,595,285
Greece	—	443,977	—		443,977
India	5,312,160	97,258,378	—		102,570,538
Indonesia	—	17,814,540	—		17,814,540
Malaysia	—	1,023,996	—		1,023,996
Mexico	2,154,677	—	—		2,154,677
Pakistan	—	10,951,698	—		10,951,698
Peru	44,760	—	—		44,760
Philippines	—	13,692,406	—		13,692,406
Poland	—	116,062,548	—		116,062,548
Qatar	—	46,403,817	—		46,403,817
Russia	6,877,950	513,385,595	—		520,263,545
South Africa	—	178,614,962	—		178,614,962
South Korea	—	43,048,179	—		43,048,179
Sri Lanka	—	530,735	—		530,735
Taiwan	38,250,674	497,117,202	—		535,367,876
Thailand	—	29,938,803	—		29,938,803
Turkey	—	310,229,854	—		310,229,854
United Arab Emirates	—	15,717,746	—		15,717,746
United Kingdom	—	23,588,779	—		23,588,779

TOTAL COMMON STOCKS	88,007,905	2,886,350,187	679,753		2,975,037,845

Preferred Stocks
Colombia	1,253,851	—	—		1,253,851
Russia	—	46,084,128	—		46,084,128
South Korea	—	50,923,106	—		50,923,106
Taiwan	—	—	1,229,189		1,229,189

TOTAL PREFERRED STOCKS	1,253,851	97,007,234	1,229,189		99,490,274

Investment Funds
Russia	—	—	0	§	0	§
Thailand	—	10,254,394	—		10,254,394
United States	36,679,123	—	—		36,679,123

TOTAL INVESTMENT FUNDS	36,679,123	10,254,394	0	§	46,933,517

Description	Level 1	Level 2	Level 3		Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Rights/Warrants
Sri Lanka	$—	$—	$0	§	$0 §

TOTAL RIGHTS/WARRANTS	—	—	0	§	0 §

Mutual Funds
United States	45,254,618	—	—		45,254,618

TOTAL MUTUAL FUNDS	45,254,618	—	—		45,254,618

Short-Term Investments	4,234,684	—	—		4,234,684

Total Investments	175,430,181	2,993,611,815	1,908,942		3,170,950,938

Total	$175,430,181	$2,993,611,815	$1,908,942		$3,170,950,938

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(3,171,856)	$—	$—		$(3,171,856)
Swap Contracts
Equity Risk	—	(262,093)	—		(262,093)

Total	$(3,171,856)	$(262,093)	$—		$(3,433,949)

Foreign Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$657,473	$—		$657,473
Belgium	—	181,147	—		181,147
Brazil	—	140,649	—		140,649
Canada	761,466	—	—		761,466
China	—	239,721	—		239,721
Denmark	—	77,315	—		77,315
Finland	—	40,841	—		40,841
France	—	966,465	—		966,465
Germany	—	741,038	—		741,038
Hong Kong	—	259,463	—		259,463
Hungary	—	17,137	—		17,137
India	—	266,402	—		266,402
Israel	—	18,685	—		18,685
Italy	—	571,089	—		571,089
Japan	—	3,456,731	—		3,456,731
Malaysia	—	156,648	—		156,648
Mexico	17,468	—	—		17,468
Netherlands	—	265,873	—		265,873
Norway	—	460,064	—		460,064
Poland	—	111,161	—		111,161
Portugal	—	252,126	—		252,126
Singapore	—	522,813	—		522,813
South Africa	—	159,867	—		159,867
South Korea	—	1,086,160	—		1,086,160
Spain	—	392,447	—		392,447
Sweden	—	514,041	—		514,041
Switzerland	—	776,370	—		776,370
Taiwan	—	241,814	—		241,814
Turkey	—	29,452	—		29,452
United Kingdom	—	2,941,606	—		2,941,606

TOTAL COMMON STOCKS	778,934	15,544,598	—		16,323,532

Preferred Stocks
Brazil	—	54,726	—		54,726
Germany	—	44,003	—		44,003

TOTAL PREFERRED STOCKS	—	98,729	—		98,729

Description	Level 1	Level 2	Level 3		Total
Foreign Small Companies Fund (continued)
Asset Valuation Inputs (continued)
Rights/Warrants
Spain	$1,906	$—	$—		$1,906

TOTAL RIGHTS/WARRANTS	1,906	—	—		1,906

Mutual Funds
United States	406,317	—	—		406,317

TOTAL MUTUAL FUNDS	406,317	—	—		406,317

Short-Term Investments	103,626	—	—		103,626

Total Investments	1,290,783	15,643,327	—		16,934,110

Total	$1,290,783	$15,643,327	$—		$16,934,110

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(2,052)	$—	$—		$(2,052)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$131,156,286	$—		$131,156,286
Austria	—	2,317,903	—		2,317,903
Belgium	—	9,292,337	—		9,292,337
Denmark	15,855,755	20,302,459	—		36,158,214
Finland	—	35,324,095	—		35,324,095
France	32,063,642	277,336,014	—		309,399,656
Germany	—	267,720,024	—		267,720,024
Hong Kong	—	83,225,335	—		83,225,335
Ireland	5,367,325	617,456	—		5,984,781
Israel	811,130	2,470,312	—		3,281,442
Italy	48,308,401	126,413,970	—		174,722,371
Japan	—	887,297,176	—		887,297,176
Malta	—	—	0	§	0	§
Netherlands	—	197,026,687	—		197,026,687
New Zealand	—	1,603,294	—		1,603,294
Norway	—	108,615,797	—		108,615,797
Portugal	—	12,072,166	—		12,072,166
Singapore	—	19,439,048	—		19,439,048
Spain	—	105,546,685	—		105,546,685
Sweden	—	180,959,936	—		180,959,936
Switzerland	—	188,457,135	—		188,457,135
United Kingdom	25,597,085	549,112,900	0	§	574,709,985

TOTAL COMMON STOCKS	128,003,338	3,206,307,015	0	§	3,334,310,353

Preferred Stocks
Germany	—	15,984,107	—		15,984,107

TOTAL PREFERRED STOCKS	—	15,984,107	—		15,984,107

Rights/Warrants
Spain	18,910	—	—		18,910

TOTAL RIGHTS/WARRANTS	18,910	—	—		18,910

Mutual Funds
United States	31,555,168	—	—		31,555,168

TOTAL MUTUAL FUNDS	31,555,168	—	—		31,555,168

Short-Term Investments	10,261,065	—	—		10,261,065

Total Investments	169,838,481	3,222,291,122	0	§	3,392,129,603

Total	$169,838,481	$3,222,291,122	$0	§	$3,392,129,603

Description	Level 1	Level 2	Level 3		Total
International Equity Fund (continued)
Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(236,730)	$—	$—		$(236,730)

Quality Fund
Asset Valuation Inputs
Common Stocks
Germany	$—	$197,881,012	$—		$197,881,012
Switzerland	—	458,594,308	—		458,594,308
Taiwan	—	135,685,195	—		135,685,195
United Kingdom	—	329,540,430	—		329,540,430
United States	5,062,129,108	—	—		5,062,129,108

TOTAL COMMON STOCKS	5,062,129,108	1,121,700,945	—		6,183,830,053

Debt Obligations
United States	45,998,225	—	—		45,998,225

TOTAL DEBT OBLIGATIONS	45,998,225	—	—		45,998,225

Mutual Funds
United States	15,705,319	—	—		15,705,319

TOTAL MUTUAL FUNDS	15,705,319	—	—		15,705,319

Short-Term Investments	9,784,282	—	—		9,784,282

Total Investments	5,133,616,934	1,121,700,945	—		6,255,317,879

Total	$5,133,616,934	$1,121,700,945	$—		$6,255,317,879

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$4,809,280	$—	$—		$4,809,280
Australia	—	21,057,156	—		21,057,156
Austria	—	4,355,355	—		4,355,355
Brazil	—	10,332,696	—		10,332,696
Canada	10,967,231	—	—		10,967,231
China	—	6,547,911	—		6,547,911
Colombia	3,084,820	—	—		3,084,820
Denmark	—	7,115,516	—		7,115,516
France	—	21,926,374	—		21,926,374
Germany	—	2,589,863	—		2,589,863
Hungary	—	3,834,387	—		3,834,387
India	—	4,620,224	—		4,620,224
Indonesia	—	662,787	—		662,787
Israel	—	14,534,044	—		14,534,044
Italy	—	658,207	—		658,207
Japan	—	19,676,758	—		19,676,758
Mexico	1,362,254	—	—		1,362,254
Norway	—	24,891,788	—		24,891,788
Pakistan	—	2,795,149	—		2,795,149
Poland	—	9,330,325	—		9,330,325
Russia	—	69,706,091	—		69,706,091
Singapore	—	—	0	§	0	§
South Africa	—	3,447,273	—		3,447,273
South Korea	—	4,006,703	—		4,006,703
Spain	33,787	9,216,895	—		9,250,682
Sweden	—	9,084,063	—		9,084,063
Switzerland	—	971,514	—		971,514
Thailand	—	10,538,647	—		10,538,647
Turkey	—	1,432,709	—		1,432,709
Ukraine	—	3,243,940	—		3,243,940
United Kingdom	—	78,117,341	—		78,117,341
United States	73,499,126	—	—		73,499,126

TOTAL COMMON STOCKS	93,756,498	344,693,716	0	§	438,450,214

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$—	$20,492,738	$—		$20,492,738
Chile	14,852,965	—	—		14,852,965
Russia	—	8,427,296	—		8,427,296

TOTAL PREFERRED STOCKS	14,852,965	28,920,034	—		43,772,999

Rights/Warrants
Singapore	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Mutual Funds
United States	12,162,255	—	—		12,162,255

TOTAL MUTUAL FUNDS	12,162,255	—	—		12,162,255

Short-Term Investments	1,057,397	—	—		1,057,397

Total Investments	121,829,115	373,613,750			495,442,865

Total	$121,829,115	$373,613,750	$0	§	$495,442,865

Risk Premium Fund
Asset Valuation Inputs
Debt Obligations
United States	$321,500,831	$—	$—		$321,500,831

TOTAL DEBT OBLIGATIONS	321,500,831	—	—		321,500,831

Short-Term Investments	75,540,375	—	—		75,540,375

Total Investments	397,041,206	—	—		397,041,206

Total	$397,041,206	$—	$—		$397,041,206

Liability Valuation Inputs
Derivatives^
Written Options
Equity Risk	$(8,835,527)	$(2,106,151)	$—		$(10,941,678)

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,689,850	$—		$1,689,850
Austria	—	56,660	—		56,660
Belgium	—	167,784	—		167,784
Brazil	—	759,881	—		759,881
Canada	1,229,301	—	—		1,229,301
China	—	982,754	—		982,754
Denmark	99,120	139,346	—		238,466
Finland	—	558,508	—		558,508
France	56,602	4,308,933	—		4,365,535
Germany	—	2,090,010	—		2,090,010
Hong Kong	—	776,512	—		776,512
Hungary	—	75,358	—		75,358
India	—	310,051	—		310,051
Ireland	21,945	179,631	—		201,576
Italy	369,766	1,394,104	—		1,763,870
Japan	—	10,546,000	—		10,546,000
Malta	—	—	0	§	0	§
Mexico	5,876	—	—		5,876
Netherlands	38,780	1,789,862	—		1,828,642
Norway	—	685,316	—		685,316
Philippines	—	12,690	—		12,690
Poland	—	10,746	—		10,746
Portugal	—	89,939	—		89,939
Russia	—	632,955	—		632,955

Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Singapore	$—	$166,516	$—		$166,516
South Africa	—	217,673	—		217,673
South Korea	95,243	769,723	—		864,966
Spain	—	1,496,929	—		1,496,929
Sweden	—	1,730,591	—		1,730,591
Switzerland	—	2,234,631	—		2,234,631
Taiwan	—	451,846	—		451,846
Thailand	—	68,520	—		68,520
Turkey	—	36,578	—		36,578
United Kingdom	308,925	5,929,372	—		6,238,297

TOTAL COMMON STOCKS	2,225,558	40,359,269	0	§	42,584,827

Preferred Stocks
Brazil	—	13,921	—		13,921
Germany	—	305,643	—		305,643
South Korea	—	816	—		816
Sweden	—	16,917	—		16,917

TOTAL PREFERRED STOCKS	—	337,297	—		337,297

Rights/Warrants
Spain	618	—	—		618

TOTAL RIGHTS/WARRANTS	618	—	—		618

Mutual Funds
United States	856,701	—	—		856,701

TOTAL MUTUAL FUNDS	856,701	—	—		856,701

Short-Term Investments	139,272	—	—		139,272

Total Investments	3,222,149	40,696,566	0	§	43,918,715

Total	$3,222,149	$40,696,566	$0	§	$43,918,715

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(13,434)	$—	$—		$(13,434)

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$802,525,165	$—	$—		$802,525,165
Mutual Funds	9,733,340	—	—		9,733,340
Short-Term Investments	1,739,837	—	—		1,739,837

Total Investments	813,998,342	—	—		813,998,342

Total	$813,998,342	$—	$—		$813,998,342

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(264,140)	$—	$—		$(264,140)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, fully funded total return swaps and rights/warrants, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2019.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ portfolio valuation notes which are available on the Securities and Exchange Commission’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). At May 31, 2019, there were no material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2019	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3		Balances as of May 31, 2019		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2019
Emerging Markets Fund
Common Stocks
China	$678,870	$—	$—	$—	$—	$883	$—		$—		$679,753		$883
Preferred Stocks
Taiwan	—	—	—	—	—	—	1,229,189	‡	—		1,229,189		—
Investment Funds
Russia	103,243	—	(99,504)	—	(3,115,188)	3,111,449	—		—		0	§	3,111,449

Total Investments	$782,113	$—	$(99,504)	$—	$(3,115,188)	$3,112,332	$1,229,189		$—		$1,908,942		$3,112,332

Foreign Small Companies Fund
Common Stocks
United Kingdom	$2,872	$—	$(3,739)	$—	$(1,220)	$2,087	$—		$—		$—		$—

Total Investments	$2,872	$—	$(3,739)	$—	$(1,220)	$2,087	$—		$—		$—		$—

Tax-Managed International Equities Fund
Common Stocks
India	$3,578	$—	$—	$—	$—	$772	$—		$(4,350	)‡	$—		$—
United Kingdom	5,655	—	—	—	—	(3,513)	—		(2,142	)‡	—		—

Total Investments	$9,233	$—	$—	$—	$—	$(2,741)	$—		$(6,492)		$—		$—

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
§	Represents the interest in securities that were determined to have a value of zero at May 31, 2019.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities lending

The Funds may make secured loans of its portfolio securities amounting to not more than one-third of its total assets. Securities loans are required to be collateralized by cash with a value equal to at least 100% of the market value of the loaned securities (marked to market daily). Funds participating in securities lending receive compensation for lending their securities from any net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of a Fund’s ability to vote the securities, and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline. A Fund bears the risk of total loss with respect to the investment of collateral.

At May 31, 2019, securities on loan at value and cash collateral from securities on loaned are listed below:

Fund Name	Value of securities on loan	Cash collateral
Climate Change Fund	$4,947,224	$5,143,295
Resources Fund	$5,487,757	$5,938,555

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.12% of the Fund’s total net assets as of May 31, 2019. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

Recently-issued accounting guidance

In March 2017, the Financial Accounting Standards Board issued ASU 2017-08, Premium Amortization of Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under this ASU, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features, and are callable at fixed prices, will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis. It is in effect for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund
Commodities Risk	X						X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X
Credit Risk		X						X
Currency Risk	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk		X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X		X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income		X						X

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund
Merger Arbitrage Risk	X						X
Non-Diversified Funds	X	X	X			X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X
Small Company Risk	X	X	X	X	X	X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be expected to be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

Asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt instruments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt instrument proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options, and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract or of those payments being delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the pricing models used do not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, there is a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See the Funds’ Prospectus and Statement of Additional Information for more information.

The Securities and Exchange Commission has proposed a rule under the Investment Company Act of 1940, as amended (the “1940 Act”), regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that GMO would be unable to implement a Fund’s investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are evolving, their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivative positions. Also, as a general matter, in contrast to a bilateral derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivative positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds, particularly Risk Premium Fund, are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.)

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e. options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country, or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

Because Resources Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector are often more volatile (particularly in the short term) than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability, and are often capital-intensive and use significant amounts of leverage. Projects in the natural resources sector may take extended periods of time to complete, and companies cannot ensure that the market will be favorable at the time the project begins production. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, companies in the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, companies in the natural resources sector can be significantly affected by import controls, worldwide competition and cartels, and changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

Because Climate Change Fund focuses its investments in securities of companies involved in climate change-related industries, the Fund will be more susceptible to events or factors affecting these companies, and the market prices of its portfolio securities may be more volatile than those of mutual funds that are more diversified. Climate Change Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments (such as potential cut-backs on funding for the Environmental Protection Agency and other policies and actions by the Trump administration). Companies involved in alternative fuels also may be adversely affected by the increased use of, or decreases in prices for, oil or other fossil fuels. In addition, scientific developments, such as breakthroughs in the remediation of global warming, and changes in governmental policies relating to the effects of pollution may affect investments in pollution control, which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, pollution control and mitigation of global warming. Because society’s focus on climate change is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete. Some companies involved in climate change-related industries have more limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the market prices of securities of companies involved in climate change-related industries tend to be considerably more volatile than those of companies in more established sectors and industries.

Because Risk Premium Fund may hold a limited number of options contracts relating to relatively few stock indices, the Fund is subject to focused investment risk.

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Because, absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) in which it invests, the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could result in higher expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities or securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

The Securities and Exchange Commission has adopted Rule 22e-4 under the 1940 Act, which requires each Fund to adopt a liquidity risk management program to assess and manage its illiquidity risk. Under its program, each Fund will be required to classify its investments into specific liquidity categories and monitor compliance with limits on investments on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investments. The Funds do not expect Rule 22e-4 to have a significant effect on investment operations. While the liquidity risk management program attempts to assess and manage illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk inherent in a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could put significant downward price pressure on the market price of the securities being sold.

A Fund’s, and particularly Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, at disadvantageous prices to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds, adversely affecting the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests) reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e. a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In the case of Tax-Managed International Equities Fund, GMO’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future changes in tax legislation and regulation.

For many Funds, GMO uses quantitative models as part of its investment process and in making investment decisions for those Funds. Those Funds run the risk that GMO’s models will not accurately predict future market movements or characteristics. In addition, those models are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). In March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union, which provided the United Kingdom with two years to negotiate an exit agreement with the European Union, with a deadline of March 29, 2019. On November 25, 2018, European Union leaders approved the terms of the United Kingdom’s withdrawal from the European Union, which the United Kingdom’s Parliament subsequently rejected. The European Union has agreed to delay the United Kingdom’s exit until October 31, 2019. While negotiations continue, it remains unclear whether a negotiated withdrawal agreement can be reached. If the United Kingdom leaves the European Union without finalizing agreements on trade, finance and other key elements, the withdrawal may lead to legal uncertainty and potentially divergent national laws and regulations as the United Kingdom determines which European Union laws to replicate or replace. The potential implications of a “no deal” scenario include a shrinking United Kingdom economy and far-reaching disruptions to world securities markets. Brexit has resulted in volatility in European and global markets and could have a negative long-term effect on financial markets in the United Kingdom and throughout Europe. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These types of sanctions have recently been applied against the Venezuelan and Russian governments, as well as against certain Russian and Venezuelan officials and institutions. These sanctions, any additional sanctions or intergovernmental actions, or even the threat of further sanctions, may result in a decline of the value and liquidity of Russian and Venezuelan securities, a weakening of the Russian and Venezuelan currencies or other adverse consequences to their respective economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver those securities and/or assets that are within the scope of the sanctions. In addition, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile. Often, below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. Moreover, fixed income investments will be difficult to value during such periods. During the last ten years, central banks and governmental financial regulators, including the U.S. Federal Reserve, kept interest rates historically low. However, more recently, the U.S. Federal Reserve has increased interest rates. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.

The following Funds are not “diversified” investment companies within the meaning of the 1940 Act:

•	Climate Change Fund
•	Emerging Domestic Opportunities Fund
•	Emerging Markets Fund
•	Quality Fund
•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets (particularly in emerging markets) often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. In some cases, the amount of a refund could be material to a Fund’s net asset value. Accordingly, a refund is not typically reflected in the Fund’s net asset value until it is received or until GMO is confident that it will be received. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. For information on possible special Singapore tax consequences of an investment in a Fund, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e. a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of reliable information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds may have investment exposures in excess of its net assets (i.e. the Fund may be leveraged). While GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e. it may be leveraged). For example, if Risk Premium Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e. the Fund will be leveraged) and therefore is subject to heightened risk of loss. Risk Premium Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended May 31, 2019, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Foreign Small Companies Fund	International Equity Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund
Forward currency contracts
Hedge foreign currency exposure in the underlying funds’ investments relative to the U.S. dollar		X
Futures contracts
Adjust exposure to certain securities markets		X	X	X	X			X	X
Maintain the diversity and liquidity of the portfolio				X	X			X	X
Options (Written)
Substitute for direct equity investment							X
Swap contracts
Substitute for direct equity investment			X
Achieve returns comparable to holding and lending a direct equity position			X
Rights and/or warrants
Received as a result of corporate actions	X		X	X	X	X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

***

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of May 31, 2019:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Markets Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$0 §	$—	$—	$—	$0 §

Total	$—	$0 §	$—	$—	$—	$0 §

Liability Derivatives
Unrealized Depreciation on Futures Contracts	$—	$(3,171,856)	$—	$—	$—	$(3,171,856)
Swap Contracts, at value	—	(262,093)	—	—	—	(262,093)

Total	$—	$(3,433,949)	$—	$—	$—	$(3,433,949)

Foreign Small Companies Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$1,906	$—	$—	$—	$1,906

Total	$—	$1,906	$—	$—	$—	$1,906

Liability Derivatives
Unrealized Depreciation on Futures Contracts	$—	$(2,052)	$—	$—	$—	$(2,052)

Total	$—	$(2,052)	$—	$—	$—	$(2,052)

International Equity Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$18,910	$—	$—	$—	$18,910

Total	$—	$18,910	$—	$—	$—	$18,910

Liability Derivatives
Unrealized Depreciation on Futures Contracts	$—	$(236,730)	$—	$—	$—	$(236,730)

Total	$—	$(236,730)	$—	$—	$—	$(236,730)

Resources Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$0 §	$—	$—	$—	$0 §

Total	$—	$0 §	$—	$—	$—	$0 §

Risk Premium Fund
Liability Derivatives
Written Options, at value	$—	$(10,941,678)	$—	$—	$—	$(10,941,678)

Total	$—	$(10,941,678)	$—	$—	$—	$(10,941,678)

Tax-Managed International Equities Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$618	$—	$—	$—	$618

Total	$—	$618	$—	$—	$—	$618

Liability Derivatives
Unrealized Depreciation on Futures Contracts	$—	$(13,434)	$—	$—	$—	$(13,434)

Total	$—	$(13,434)	$—	$—	$—	$(13,434)

U.S. Equity Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts	$—	$(264,140)	$—	$—	$—	$(264,140)

Total	$—	$(264,140)	$—	$—	$—	$(264,140)

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2019.

Subsequent events

In June 2019, the Board of Trustees approved the termination of GMO Foreign Small Companies Fund. The Fund is expected to liquidate on or about July 31, 2019.

Subsequent to May 31, 2019, GMO Emerging Domestic Opportunities Fund and GMO U.S. Equity Fund received redemption requests in the amount of $417,130,020 and $218,531,504, respectively.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 84.1%

	Australia — 1.1%

18,315	Australian Pharmaceutical Industries Ltd	16,486

1,752	Brickworks Ltd	19,786

3,606	Caltex Australia Ltd	65,887

5,988	Charter Hall Retail (REIT)	18,344

9,067	Dexus (REIT)	81,145

9,501	Fortescue Metals Group Ltd	52,833

3,903	GPT Group (The) (REIT)	15,615

6,743	Mineral Resources Ltd	70,099

72,170	Mirvac Group (REIT)	152,086

6,065	Sandfire Resources NL	25,838

90,680	Scentre Group (REIT)	239,352

16,555	Stockland (REIT)	50,816

7,902	Telstra Corp Ltd	20,002

10,437	Viva Energy (REIT)	18,743

305	Viva Energy Group Ltd	451

30,915	Whitehaven Coal Ltd	83,810

	Total Australia	931,293

	Austria — 0.1%

1,285	OMV AG	60,310

121	Vienna Insurance Group AG Wiener Versicherung Gruppe	2,961

	Total Austria	63,271

	Belgium — 0.1%

3,147	AGFA-Gevaert NV *	12,791

143	Barco NV	27,808

	Total Belgium	40,599

	Brazil — 3.0%

24,126	Banco Bradesco SA	200,745

9,800	Banco do Brasil SA	129,494

45,500	Banco Santander Brasil SA	529,912

48,700	Cia de Saneamento Basico do Estado de Sao Paulo	548,689

7,000	Cia de Saneamento de Minas Gerais-COPASA	110,853

130,900	JBS SA	729,233

3,800	Mahle-Metal Leve SA	22,089

20,300	MRV Engenharia e Participacoes SA	88,982

2,300	Porto Seguro SA	31,066

8,554	Sul America SA	76,102

	Total Brazil	2,467,165

	China — 9.5%

306,000	Agile Group Holdings Ltd	386,222

1,385,000	Agricultural Bank of China Ltd – Class H	594,362

287,000	BAIC Motor Corp Ltd – Class H	177,863

695,000	Bank of Communications Co Ltd – Class H	544,668

12,000	China Cinda Asset Management Co Ltd – Class H	2,788

878,000	China CITIC Bank Corp Ltd – Class H	499,106

Shares	Description	Value ($)

	China — continued

408,000	China Communications Services Corp Ltd – Class H	305,080

286,000	China Construction Bank Corp – Class H	226,412

44,000	China Lesso Group Holdings Ltd	28,076

26,000	China Lilang Ltd	23,111

96,500	China Minsheng Banking Corp Ltd – Class H	70,222

1,100	China Mobile Ltd Sponsored ADR	48,202

658,000	China Petroleum & Chemical Corp – Class H	437,191

62,000	China Pioneer Pharma Holdings Ltd *	5,217

396,500	China Railway Construction Corp Ltd – Class H	463,393

217,000	China Railway Group Ltd – Class H	162,374

182,500	China Resources Pharmaceutical Group Ltd	238,950

211,500	China Shenhua Energy Co Ltd – Class H	435,919

56,000	China Shineway Pharmaceutical Group Ltd	49,912

1,176,000	China Telecom Corp Ltd – Class H	590,959

800	China Yuchai International Ltd	11,128

20,000	Chongqing Rural Commercial Bank Co Ltd – Class H	10,239

68,000	Dah Chong Hong Holdings Ltd	20,918

390,000	Dongfeng Motor Group Co Ltd – Class H	320,843

164,400	Guangzhou R&F Properties Co Ltd – Class H	310,852

124,000	Haier Electronics Group Co Ltd *	317,039

68,000	Kingboard Holdings Ltd	178,792

164,000	Lonking Holdings Ltd	43,492

155,000	People’s Insurance Co Group of China Ltd (The) – Class H	60,957

613,000	Postal Savings Bank of China Co Ltd – Class H	366,622

17,000	Road King Infrastructure Ltd	34,479

70,600	Shanghai Pharmaceuticals Holding Co Ltd – Class H	139,390

177,500	Shimao Property Holdings Ltd	509,272

68,000	Tianneng Power International Ltd	55,358

153,000	Weichai Power Co Ltd – Class H	232,695

31,000	Xtep International Holdings Ltd	15,779

	Total China	7,917,882

	Denmark — 0.0%

1,581	Scandinavian Tobacco Group A/S	19,264

	Finland — 0.2%

4,774	Neste Oyj	161,164

593	UPM-Kymmene Oyj	14,835

	Total Finland	175,999

	France — 1.5%

662	AXA SA	16,299

41	BNP Paribas SA	1,880

2,360	CNP Assurances	50,581

1,809	Coface SA	17,630

317	Kaufman & Broad SA	11,306

1,052	Lagardere SCA	25,602

1,173	Metropole Television SA	21,070

1,221	Neopost SA	26,726

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	France — continued

755	Nexity SA	33,286

15,606	Peugeot SA	348,327

8,493	Sanofi	685,872

2,268	Television Francaise 1	21,620

	Total France	1,260,199

	Germany — 2.2%

3,140	Allianz SE (Registered)	695,292

914	BASF SE	60,318

511	Bayer AG (Registered)	30,217

5,343	Bayerische Motoren Werke AG	370,735

11,797	Deutsche Lufthansa AG (Registered)	223,692

4,685	Deutsche Pfandbriefbank AG	64,401

11,406	Deutsche Telekom AG (Registered)	192,031

1,200	Evonik Industries AG	31,454

143	Hannover Rueck SE	21,405

7	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,688

974	Software AG	31,826

930	Volkswagen AG	147,584

	Total Germany	1,870,643

	Greece — 0.0%

6,562	FF Group * (a)	—

	Hong Kong — 0.3%

12,500	CK Asset Holdings Ltd	90,468

1,000	HKT Trust & HKT Ltd – Class SS	1,577

8,500	Kerry Properties Ltd	32,309

16,000	NWS Holdings Ltd	31,528

4,000	PCCW Ltd	2,277

32,000	SJM Holdings Ltd	35,474

11,000	Wharf Real Estate Investment Co Ltd	75,274

	Total Hong Kong	268,907

	Hungary — 0.0%

26,274	Magyar Telekom Telecommunications Plc	37,602

	India — 1.8%

34	Firstsource Solutions Ltd	27

25,382	HCL Technologies Ltd	397,576

24,861	ITC Ltd	99,550

2,167	Karnataka Bank Ltd (The)	3,512

7,611	KPIT Engineering Ltd *	10,763

3,579	Larsen & Toubro Infotech Ltd	91,568

3,888	Mahindra & Mahindra Ltd	36,309

11,088	Mphasis Ltd	157,458

4,243	NIIT Technologies Ltd	79,990

19,045	PC Jeweller Ltd	21,024

127,408	Power Finance Corp Ltd	227,903

35,479	PTC India Ltd	35,280

139,039	REC Ltd	288,376

Shares	Description	Value ($)

	India — continued

16,694	Reliance Capital Ltd	29,128

5,060	Reliance Infrastructure Ltd	7,573

3,740	Tech Mahindra Ltd	40,983

	Total India	1,527,020

	Indonesia — 0.0%

21,700	Indo Tambangraya Megah Tbk PT	26,616

	Ireland — 0.0%

820	Bank of Ireland Group Plc	4,383

	Israel — 0.2%

1,201	Bank Hapoalim BM	8,649

9,994	Bank Leumi Le-Israel BM	66,962

912	First International Bank of Israel Ltd *	21,882

2,324	Harel Insurance Investments & Financial Services Ltd	17,500

5,500	Israel Discount Bank Ltd – Class A	20,988

35,794	Oil Refineries Ltd *	17,509

	Total Israel	153,490

	Italy — 1.3%

48,749	A2A SPA	79,456

672	ASTM SPA	18,246

5,347	Enav SPA	28,920

26,409	Enel SPA	164,243

233	ERG SPA	4,526

4,467	EXOR NV	279,494

1,800	Fiat Chrysler Automobiles NV	22,716

3,570	FinecoBank Banca Fineco SPA	36,888

25,328	Iren SPA	62,772

10,300	Mediobanca Banca di Credito Finanziario SPA	94,831

11,363	Poste Italiane SPA	110,143

7,414	Snam SPA	37,236

5,116	Societa Cattolica di Assicurazioni SC	41,282

2,296	Societa Iniziative Autostradali e Servizi SPA	39,842

4,038	Unipol Gruppo SPA	18,570

	Total Italy	1,039,165

	Japan — 6.7%

2,500	Aisin Seiki Co Ltd	82,321

1,100	Alfresa Holdings Corp	27,506

2,000	Amada Holdings Co Ltd	20,509

25,000	Asahi Kasei Corp	256,088

800	Bandai Namco Holdings Inc	39,167

500	Bridgestone Corp	18,596

500	Dai Nippon Printing Co Ltd	10,799

5,200	Fuji Electric Co Ltd	172,182

3,900	FUJIFILM Holdings Corp	185,835

5,200	Hachijuni Bank Ltd (The)	21,568

400	Hakuhodo DY Holdings Inc	6,245

200	Haseko Corp	1,985

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

3,600	Hiroshima Bank Ltd (The)	18,341

6,900	Hitachi Ltd	232,343

19,800	Honda Motor Co Ltd	486,953

2,700	Isuzu Motors Ltd	29,661

27,200	ITOCHU Corp	499,347

100	Kaneka Corp	3,431

15,400	KDDI Corp	394,439

500	Kitz Corp	3,271

18,800	Konica Minolta Inc	164,943

1,200	Kurita Water Industries Ltd	28,627

18,900	Marubeni Corp	118,028

8,480	Mebuki Financial Group Inc	21,191

52,200	Mitsubishi Chemical Holdings Corp	340,185

11,500	Mitsubishi Corp	298,038

8,300	Mitsubishi Electric Corp	103,087

5,500	Mitsubishi Tanabe Pharma Corp	64,678

27,200	Mitsubishi UFJ Financial Group Inc	124,925

3,200	Mitsubishi UFJ Lease & Finance Co Ltd	15,878

1,600	Mitsui Chemicals Inc	34,910

6,000	NEC Corp	221,510

1,800	NET One Systems Co Ltd	47,861

800	Nichiha Corp	20,880

1,000	Nippon Flour Mills Co Ltd	16,351

12,100	Nippon Telegraph & Telephone Corp	541,367

2,000	Nisshin Seifun Group Inc	46,444

1,800	Nomura Real Estate Holdings Inc	36,879

100	Ricoh Co Ltd	966

1,700	Shinmaywa Industries Ltd	20,221

59,500	Sojitz Corp	190,006

68,900	Sumitomo Chemical Co Ltd	296,096

1,200	Sumitomo Dainippon Pharma Co Ltd	24,519

1,100	Sumitomo Mitsui Financial Group Inc	38,117

1,050	Suzuken Co Ltd	64,571

100	Taisho Pharmaceutical Holdings Co Ltd	8,126

4,000	Teijin Ltd	65,021

800	Tocalo Co Ltd	5,168

1,400	Tosoh Corp	17,629

3,600	Toyota Tsusho Corp	103,250

	Total Japan	5,590,059

	Malaysia — 0.0%

12,300	RHB Capital Berhad * (b)	—

99,000	Supermax Corp Berhad	38,228

	Total Malaysia	38,228

	Mexico — 0.7%

215,800	Wal-Mart de Mexico SAB de CV	607,251

	Netherlands — 1.2%

10,083	ABN AMRO Group NV CVA	213,022

2,576	ASR Nederland NV	97,603

44,549	ING Groep NV	481,187

Shares	Description	Value ($)

	Netherlands — continued

4,549	Koninklijke Ahold Delhaize NV	102,028

2,362	Signify NV	63,159

	Total Netherlands	956,999

	New Zealand — 0.0%

5,816	Meridian Energy Ltd	16,099

	Norway — 0.9%

817	Aker ASA – A Shares	46,925

3,492	Aker Solutions ASA *	13,833

2,110	Austevoll Seafood ASA	22,137

16,014	DNB ASA	271,477

14,719	Equinor ASA	281,160

3,396	Leroy Seafood Group ASA	23,287

361	Mowi ASA	8,377

553	Salmar ASA	25,262

2,110	SpareBank 1 SR-Bank ASA	24,599

3,193	Storebrand ASA	23,102

	Total Norway	740,159

	Poland — 0.1%

3,523	Asseco Poland SA	46,913

21,652	Energa SA *	43,661

	Total Poland	90,574

	Portugal — 0.2%

2,392	Altri SGPS SA	16,207

71,879	Banco Comercial Portugues SA – Class R	20,202

2,441	Galp Energia SGPS SA	36,668

3,051	NOS SGPS SA	19,269

35,375	Sonae SGPS SA	35,164

	Total Portugal	127,510

	Russia — 1.5%

161,754	Gazprom PJSC Sponsored ADR	1,059,488

1,708	LUKOIL PJSC Sponsored ADR	137,237

1,793	Novolipetsk Steel PJSC GDR	47,084

2	Sberbank of Russia Sponsored ADR	29

	Total Russia	1,243,838

	Singapore — 0.1%

18,700	Golden Agri-Resources Ltd	3,605

17,700	Keppel DC REIT	20,089

2,800	Singapore Airlines Ltd	18,585

900	United Overseas Bank Ltd	15,417

51,200	Yangzijiang Shipbuilding Holdings Ltd	51,100

	Total Singapore	108,796

	South Africa — 2.2%

51,690	Absa Group Ltd	599,685

25,897	Liberty Holdings Ltd	193,917

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

21,583	Metair Investments Ltd	34,967

150,292	MMI Holdings Ltd	193,786

6,090	Mondi Ltd	125,436

25,470	Nedbank Group Ltd	458,407

10,647	Reunert Ltd	50,231

20,838	Telkom SA SOC Ltd	131,710

5,606	Wilson Bayly Holmes-Ovcon Ltd	42,224

	Total South Africa	1,830,363

	South Korea — 3.8%

21	Daelim Industrial Co Ltd	1,826

43	Dongbu Insurance Co Ltd	2,223

90	GS Home Shopping Inc	12,526

18,859	Hana Financial Group Inc	574,458

108	Hyundai Home Shopping Network Corp	8,289

6,140	Hyundai Marine & Fire Insurance Co Ltd	158,652

43,782	Industrial Bank of Korea	508,984

5,907	Kia Motors Corp	195,129

929	Korea United Pharm Inc	18,422

4,781	Korean Reinsurance Co	33,669

442	Kwang Dong Pharmaceutical Co Ltd	2,544

1,828	LF Corp	33,256

4,721	LG Corp	290,375

1,247	LOTTE Himart Co Ltd	44,856

162	POSCO	32,270

899	Samjin Pharmaceutical Co Ltd	24,488

17,402	Shinhan Financial Group Co Ltd	647,276

83	SK Holdings Co Ltd	16,100

17,700	SK Telecom Co Ltd Sponsored ADR	411,171

9,650	Woori Financial Group Inc	112,706

	Total South Korea	3,129,220

	Spain — 1.1%

2,746	ACS Actividades de Construccion y Servicios SA	112,787

1,560	Almirall SA	26,831

5,501	Banco Santander SA	24,116

916	Cia de Distribucion Integral Logista Holdings SA	20,235

3,197	Enagas SA	87,383

530	Ence Energia y Celulosa SA	2,213

11,251	Endesa SA	280,279

9,119	Iberdrola SA	84,786

30,871	International Consolidated Airlines Group SA	175,224

1,384	Naturgy Energy Group SA	39,468

1,304	Red Electrica Corp SA	27,639

1,182	Siemens Gamesa Renewable Energy SA	18,332

	Total Spain	899,293

	Sweden — 1.1%

3,377	Alfa Laval AB	69,242

3,180	Betsson AB *	20,093

3,180	Betsson AB – Redemption *	1,302

Shares	Description	Value ($)

	Sweden — continued

225	Fabege AB	3,376

3,667	Hemfosa Fastigheter AB	33,816

780	Investor AB – A Shares	33,723

152	Kindred Group Plc SDR	1,184

2,064	Peab AB	16,262

5,673	Resurs Holding AB	33,051

5,226	Skandinaviska Enskilda Banken AB – Class A	46,362

3,612	SSAB AB – Series A	11,091

28,031	Svenska Cellulosa AB SCA – Class B	213,958

17,787	Swedbank AB – A Shares	255,101

1,959	Telefonaktiebolaget LM Ericsson – B Shares	18,849

9,631	Volvo AB – B Shares	134,462

	Total Sweden	891,872

	Switzerland — 0.5%

699	Alcon, Inc. *	40,652

387	BKW AG	25,585

243	Huber + Suhner AG (Registered)	18,644

3,493	Novartis AG (Registered)	300,181

	Total Switzerland	385,062

	Taiwan — 3.9%

28,000	Asustek Computer Inc	192,475

16,775	China Life Insurance Co Ltd	12,960

79,000	Coretronic Corp	101,164

31,000	Formosa Chemicals & Fibre Corp	105,157

11,000	Fubon Financial Holding Co Ltd	15,042

66,000	Gigabyte Technology Co Ltd	95,282

168,000	Grand Pacific Petrochemical	111,638

31,000	Holtek Semiconductor Inc	65,759

62,000	Inventec Corp	46,711

34,000	Lite-On Semiconductor Corp	32,318

132,210	Mitac Holdings Corp	122,718

272,000	Nan Ya Plastics Corp	675,494

98,000	Novatek Microelectronics Corp	521,455

16,000	Phison Electronics Corp	144,760

376,000	Pou Chen Corp	426,781

89,000	Radiant Opto-Electronics Corp	280,018

4,000	Sitronix Technology Corp	15,902

43,350	Synnex Technology International Corp	52,472

1,600	United Integrated Services Co Ltd	7,358

220,000	Walsin Lihwa Corp	109,297

151,000	Yuanta Financial Holding Co Ltd	84,778

	Total Taiwan	3,219,539

	Thailand — 1.2%

254,700	PTT Global Chemical Pcl (Foreign Registered)	488,758

306,600	PTT Pcl (Foreign Registered)	447,315

44,900	Thanachart Capital Pcl (Foreign Registered)	75,345

	Total Thailand	1,011,418

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Turkey — 0.6%

144,098	KOC Holding AS	397,782

130,517	Turkiye Is Bankasi – Class C	114,804

	Total Turkey	512,586

	United Kingdom — 5.1%

20,753	3i Group Plc	275,497

825	Admiral Group Plc	21,472

575	AVEVA Group Plc	26,866

7,315	BAE Systems Plc	41,819

25,272	Barratt Developments Plc	178,264

3,480	Bellway Plc	120,846

1,231	Berkeley Group Holdings Plc (The)	54,417

2,200	British American Tobacco Plc Sponsored ADR	76,274

3,632	Britvic Plc	40,842

23,320	BT Group Plc	56,869

9,711	Direct Line Insurance Group Plc	38,822

3,552	Electrocomponents Plc	27,233

2,429	Evraz Plc	18,032

10,448	Ferrexpo Plc	30,354

17,300	GlaxoSmithKline Plc Sponsored ADR	668,472

4,243	Grainger Plc	13,471

33,674	HSBC Holdings Plc	274,489

3,600	HSBC Holdings Plc Sponsored ADR	146,772

9,671	IG Group Holdings Plc	66,963

8,124	Imperial Brands Plc	196,441

1,222	Investec Plc	7,099

137,940	Legal & General Group Plc	446,970

627,897	Lloyds Banking Group Plc	453,845

5,436	Meggitt Plc	33,614

1,538	Mondi Plc	31,836

3,561	National Express Group Plc	17,873

575	Next Plc	41,915

2,538	Northgate Plc	10,400

101	Pearson Plc	1,005

11,074	Persimmon Plc	275,468

3,577	Plus500 Ltd	28,610

13,438	QinetiQ Group Plc	49,368

788	Royal Dutch Shell Plc – A Shares	24,408

206	Royal Dutch Shell Plc – B Shares	6,415

7,428	Royal Dutch Shell Plc – Class A	230,353

100	Royal Dutch Shell Plc – Class B Sponsored ADR	6,286

1,515	Savills Plc	16,249

1,970	Spectris Plc	61,770

7,981	Tate & Lyle Plc	72,851

9,595	Taylor Wimpey Plc	20,047

4,554	Vesuvius Plc	28,748

	Total United Kingdom	4,239,345

	United States — 31.9%

1,400	1-800-Flowers.com, Inc. – Class A	25,564

15,100	ACCO Brands Corp.	110,985

Shares	Description	Value ($)

	United States — continued

3,200	Acushnet Holdings Corp.	75,168

5,300	ADTRAN, Inc.	83,104

7,900	AG Mortgage Investment Trust, Inc. (REIT)	121,818

500	Agilysys, Inc.	10,900

3,800	AgroFresh Solutions, Inc. *	9,158

1,000	Alamo Group, Inc.	94,930

200	Allied Motion Technologies, Inc.	6,494

1,700	Alpha & Omega Semiconductor Ltd. *	14,518

1,900	Ameresco, Inc. – Class A *	27,550

1,000	America’s Car-Mart, Inc. *	86,100

100	American National Bankshares, Inc.	3,488

2,013	American Public Education, Inc. *	56,324

1,000	American Vanguard Corp.	13,280

24,200	Arbor Realty Trust, Inc. (REIT)	297,902

12,700	Archrock, Inc.	112,649

4,400	Ares Commercial Real Estate Corp. (REIT)	64,592

1,200	Armstrong Flooring, Inc.	12,648

3,400	Atkore International Group, Inc.	79,526

2,500	Avaya Holdings Corp. *	31,450

6,800	AVX Corp.	100,572

1,000	BancFirst Corp.	52,230

1,600	BankFinancial Corp.	22,240

6,800	Banner Corp.	343,128

1,700	Bassett Furniture Industries, Inc.	24,973

420	BCB Bancorp, Inc.	5,141

700	Bel Fuse, Inc. – Class B	12,096

1,600	Benchmark Electronics, Inc.	35,344

528	Berkshire Hills Bancorp, Inc.	15,412

400	Berry Petroleum Corp.	4,300

12,100	Bloomin’ Brands, Inc.	233,651

10,400	Brady Corp. – Class A	481,520

9,000	Braemar Hotels & Resorts, Inc. (REIT)	93,960

6,500	Briggs & Stratton Corp.	61,100

900	Cabot Corp.	35,946

6,200	Calix, Inc. *	37,510

3,600	Camden National Corp.	152,460

10,200	Carrols Restaurant Group, Inc. *	86,904

300	Cedar Realty Trust, Inc. (REIT)	849

4,900	Central Garden & Pet Co. *	137,935

4,100	Central Garden & Pet Co. – Class A *	104,837

700	Century Bancorp, Inc. – Class A	62,727

200	Chemung Financial Corp.	8,960

11,000	Ciena Corp. *	384,340

1,100	Civista Bancshares, Inc.	23,870

3,200	Clarus Corp.	40,800

700	CNB Financial Corp.	17,325

18,900	CNO Financial Group, Inc.	296,919

1,000	Community Trust Bancorp, Inc.	39,590

6,800	Comtech Telecommunications Corp.	143,820

600	Consolidated Water Co. Ltd.	8,130

4,200	Core-Mark Holding Co., Inc.	154,896

18,500	CoreCivic, Inc. (REIT)	405,150

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

4,300	CorePoint Lodging, Inc. (REIT)	52,116

300	CRA International, Inc.	11,232

5,249	CSG Systems International, Inc.	235,418

15,400	Designer Brands, Inc. – Class A	278,586

1,800	Digi International, Inc. *	19,602

1,900	Diodes, Inc. *	58,767

400	Donegal Group, Inc. – Class A	5,780

1,000	Ducommun, Inc. *	45,130

29,700	Dynex Capital, Inc. (REIT)	163,350

600	El Paso Electric Co.	34,920

1,000	Employers Holdings, Inc.	41,540

5,700	Ennis, Inc.	105,564

14,400	Enova International, Inc. *	307,440

700	Escalade, Inc.	7,791

700	ESSA Bancorp, Inc.	10,605

2,300	Essent Group Ltd. *	107,985

2,300	Evolution Petroleum Corp.	14,053

1,100	Farmers National Banc Corp.	14,795

8,460	Federal Signal Corp.	202,109

11,700	Federated Investors, Inc. – Class B	357,201

2,800	FedNat Holding Co.	37,856

1,600	Financial Institutions, Inc.	43,248

1,922	First Community Bankshares, Inc.	62,965

5,100	First Defiance Financial Corp.	138,210

1,100	First Financial Corp.	41,613

700	First Financial Northwest, Inc.	10,612

13,500	Flagstar Bancorp, Inc.	424,980

200	Flexsteel Industries, Inc.	3,430

100	Flushing Financial Corp.	2,103

400	FONAR Corp. *	7,680

1,000	FTI Consulting, Inc. *	83,920

38,700	Fulton Financial Corp.	609,912

2,400	FutureFuel Corp.	24,912

32,200	Gannett Co., Inc.	253,092

1,600	Genie Energy Ltd. – Class B	14,944

22,000	GEO Group, Inc. (The) (REIT)	482,460

3,400	Global Brass & Copper Holdings, Inc.	148,342

1,300	Gorman-Rupp Co. (The)	38,571

200	Graham Holdings Co. – Class B	136,108

600	Great Southern Bancorp, Inc.	33,132

5,800	Griffon Corp.	83,404

2,200	Group 1 Automotive, Inc.	158,818

300	Hallmark Financial Services, Inc. *	3,537

6,400	Haverty Furniture Cos, Inc.	111,424

3,200	Helen of Troy Ltd. *	427,552

15,263	Herman Miller, Inc.	541,684

17,400	Hersha Hospitality Trust (REIT)	296,670

800	HomeTrust Bancshares, Inc.	19,584

200	Hurco Cos, Inc.	7,012

4,300	Hyster-Yale Materials Handling, Inc.	189,114

1,800	ICF International, Inc.	131,202

4,300	IDACORP, Inc.	431,161

Shares	Description	Value ($)

	United States — continued

100	Independence Holding Co.	3,733

6,266	Independent Bank Corp.	132,526

4,300	Information Services Group, Inc. *	13,373

1,600	Ingles Markets, Inc. – Class A	47,696

2,800	Innospec, Inc.	225,988

5,400	Insight Enterprises, Inc. *	277,992

4,216	Inter Parfums, Inc.	273,112

6,300	International Bancshares Corp.	229,698

1,600	INTL. FCStone, Inc. *	55,616

2,700	iStar, Inc. (REIT)	29,727

1,623	Johnson Outdoors, Inc. – Class A	119,794

11,097	K12, Inc. *	339,235

1,700	Kimball Electronics, Inc. *	24,225

1,700	Kimball International, Inc. – Class B	26,248

2,800	Knoll, Inc.	54,992

1,100	Lantheus Holdings, Inc. *	26,389

7,200	Laureate Education, Inc. – Class A *	115,632

1,100	LCNB Corp.	18,667

900	Leaf Group Ltd. *	6,471

7,500	Liberty TripAdvisor Holdings, Inc. – Class A *	79,875

2,000	Macatawa Bank Corp.	20,300

12,700	Mallinckrodt Plc *	110,363

4,600	Marcus Corp. (The)	160,816

300	Marlin Business Services Corp.	6,690

4,100	Materion Corp.	247,845

3,000	Matrix Service Co. *	54,300

2,600	Meritor, Inc. *	52,416

6,500	MGIC Investment Corp. *	88,075

100	MidWestOne Financial Group, Inc.	2,784

800	Miller Industries, Inc.	21,240

1,500	Modine Manufacturing Co. *	19,275

300	Monarch Casino & Resort, Inc. *	12,909

3,600	Monotype Imaging Holdings, Inc.	58,644

6,900	Moog, Inc. – Class A	568,698

5,500	Movado Group, Inc.	141,680

800	MutualFirst Financial, Inc.	23,904

5,800	National General Holdings Corp.	131,776

4,000	Natural Grocers by Vitamin Cottage, Inc. *	41,080

6,100	Nautilus, Inc. *	16,409

600	Northrim BanCorp, Inc.	20,058

18,600	Northwest Bancshares, Inc.	311,922

700	NorthWestern Corp.	49,658

77,100	Office Depot, Inc.	151,116

6,500	OFG Bancorp	122,070

100	Oil-Dri Corp. of America	2,939

6,600	Old National Bancorp	105,204

800	Old Second Bancorp, Inc.	9,760

2,300	Olympic Steel, Inc.	28,474

3,700	Oppenheimer Holdings, Inc. – Class A	91,168

300	Orrstown Financial Services, Inc.	6,372

300	Park-Ohio Holdings Corp.	9,366

3,000	PC Connection, Inc.	95,220

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

500	PCM, Inc. *	12,775

46,600	PDL BioPharma, Inc. *	131,412

10,300	PennyMac Financial Services, Inc.	218,463

1,800	PennyMac Mortgage Investment Trust (REIT)	37,440

400	Peoples Bancorp, Inc.	12,364

18,600	Piedmont Office Realty Trust, Inc. – Class A (REIT)	378,138

3,800	PNM Resources, Inc.	179,018

9,900	Popular, Inc.	516,879

6,700	Portland General Electric Co.	354,162

200	Preformed Line Products Co.	9,402

1,000	Premier Financial Bancorp, Inc.	15,610

1,300	Protective Insurance Corp. – Class B	22,295

3,000	Provident Financial Services, Inc.	71,520

100	Quanex Building Products Corp.	1,551

2,400	Radiant Logistics, Inc. *	15,264

800	Rambus, Inc. *	9,088

1,000	Republic Bancorp, Inc. – Class A	45,840

100	REX American Resources Corp. *	6,747

6,600	Ribbon Communications, Inc. *	28,182

1,200	Riverview Bancorp, Inc.	9,300

900	Rocky Brands, Inc.	22,014

1,000	RR Donnelley & Sons Co.	2,220

1,200	RTI Surgical Holdings, Inc. *	5,076

1,600	Rudolph Technologies, Inc. *	36,912

12,200	Sanmina Corp. *	324,398

1,300	Seneca Foods Corp. – Class A *	32,110

800	Shiloh Industries, Inc. *	3,232

6,600	Shoe Carnival, Inc.	169,554

3,000	Sierra Bancorp	74,400

900	SilverBow Resources, Inc. *	12,843

1,300	Smart & Final Stores, Inc. *	8,463

2,400	Sonic Automotive, Inc. – Class A	41,832

800	Southwest Gas Holdings, Inc. *	68,112

20,600	Southwestern Energy Co. *	73,954

728	Speedway Motorsports, Inc.	13,220

11,000	Spok Holdings, Inc.	169,950

1,200	Star Group LP	11,628

19,900	Steelcase Inc – Class A	319,196

2,400	Stepan Co.	203,664

6,000	SunCoke Energy, Inc. *	44,040

33,300	Sunstone Hotel Investors, Inc. (REIT)	446,886

1,700	Sykes Enterprises, Inc. *	42,092

5,500	Tech Data Corp. *	498,575

32,500	TEGNA, Inc.	492,050

1,300	Telenav, Inc. *	9,698

14,700	Telephone & Data Systems, Inc.	423,507

1,600	Territorial Bancorp, Inc.	43,040

300	Timberland Bancorp, Inc.	7,314

12,000	Timken Co. (The)	528,120

7,800	Tower International, Inc.	135,954

3,400	Tredegar Corp.	53,006

3,400	Tribune Publishing Co. *	33,388

Shares	Description	Value ($)

	United States — continued

4,000	TriCo Bancshares	149,200

2,800	Trinseo SA	103,152

600	Triple-S Management Corp. – Class B *	14,700

600	Twin Disc, Inc. *	8,652

16,000	Unisys Corp. *	155,200

700	United Security Bancshares	7,140

1,300	United States Cellular Corp. *	56,615

5,700	Universal Corp.	322,164

400	Universal Forest Products, Inc.	12,900

2,000	Valhi, Inc.	4,000

2,861	Vectrus, Inc. *	100,965

5,500	Vera Bradley, Inc. *	60,225

1,900	Veritiv Corp. *	33,554

10,100	Verso Corp. – Class A *	173,922

731	Village Super Market, Inc. – Class A	19,357

30,100	Vishay Intertechnology, Inc.	458,724

2,578	Vishay Precision Group, Inc. *	92,344

52,400	W&T Offshore, Inc. *	220,080

3,146	Waterstone Financial, Inc.	51,940

1,000	Watts Water Technologies, Inc. – Class A	81,390

1,400	Weis Markets, Inc.	52,920

700	West Bancorporation, Inc.	14,560

1,400	Weyco Group, Inc.	35,028

7,800	World Fuel Services Corp.	227,292

26,977	Xenia Hotels & Resorts, Inc. (REIT)	564,089

9,200	Zumiez, Inc. *	181,976

	Total United States	26,551,526

	TOTAL COMMON STOCKS (COST $76,958,504)	69,993,235

	PREFERRED STOCKS (c) — 0.8%

	Brazil — 0.2%

20,000	Banco do Estado do Rio Grande do Sul SA – Class B	121,052

	Colombia — 0.0%

1,939	Grupo Aval Acciones y Valores SA	674

	Germany — 0.2%

206	Sixt SE	14,366

873	Volkswagen AG	135,716

	Total Germany	150,082

	South Korea — 0.4%

9,272	Samsung Electronics Co Ltd	270,177

115	Samsung Electronics Co Ltd GDR	82,783

	Total South Korea	352,960

	TOTAL PREFERRED STOCKS (COST $627,577)	624,768

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 9.0%

	United States — 9.0%

3,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.14%, 2.49%, due 04/30/21	3,499,404

4,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.37%, due 10/31/20 (d)	3,997,691

	Total United States	7,497,095

	TOTAL DEBT OBLIGATIONS (COST $7,499,043)	7,497,095

	RIGHTS/WARRANTS — 0.0%

	Spain — 0.0%

1,560	Almirall SA, Expires 06/04/19 *	348

	Thailand — 0.0%

3,633	BTS Group Holdings Pcl (Foreign Registered), Expires 12/31/19 *	98

	TOTAL RIGHTS/WARRANTS (COST $355)	446

Shares	Description	Value ($)

	MUTUAL FUNDS — 4.4%

	United States — 4.4%

	Affiliated Issuers — 4.4%

727,315	GMO U.S. Treasury Fund	3,636,576

	TOTAL MUTUAL FUNDS (COST $3,636,576)	3,636,576

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%

518,274	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (e)	518,274

	TOTAL SHORT-TERM INVESTMENTS (COST $518,274)	518,274

	TOTAL INVESTMENTS — 98.9% (Cost $89,240,329)	82,270,394

	Other Assets and Liabilities (net) — 1.1%	953,011

	TOTAL NET ASSETS — 100.0%	$83,223,405

A summary of outstanding financial instruments at May 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
06/17/2019	BOA	AUD	1,368,865	USD	955,317	5,335
06/17/2019	BCLY	CHF	412,092	USD	411,097	(993)
08/20/2019	BCLY	EUR	6,357,551	USD	7,168,124	20,277
08/20/2019	BCLY	GBP	3,326,692	USD	4,277,743	56,008
07/19/2019	MSCI	JPY	847,977,854	USD	7,626,935	(226,364)
06/17/2019	BCLY	NOK	6,923,852	USD	795,522	3,976
06/17/2019	GS	SEK	9,926,248	USD	1,033,504	(13,897)
07/19/2019	BCLY	USD	353,742	JPY	38,600,000	3,741
07/19/2019	BOA	USD	1,332,934	JPY	148,179,600	39,388

						$(112,529)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
479	S&P 500 E-Mini	June 2019	$65,924,770	$479,394

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

The rates shown on variable rate notes are the current interest rates at May 31, 2019, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Investment valued using significant unobservable inputs.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2019.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

GS - Goldman Sachs International

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

USD - United States Dollar

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares / Par Value†	Description	Value ($)

	COMMON STOCKS — 22.8%

	United States — 22.8%

23,276	Anadarko Petroleum Corp.	1,637,932

23,913	Celgene Corp. * (a) (b)	2,242,800

44,377	Centene Corp. * (a) (b) (c)	2,562,772

23,342	Discovery, Inc. – Class C *	598,489

46,384	Finisar Corp. *	973,136

101,152	First Data Corp. * (a)	2,571,284

16,004	L3 Technologies, Inc. (b)	3,873,928

6,920	Liberty Expedia Holdings, Inc. – Class A * (b)	285,312

42,939	Liberty Global Plc – Series C * (c)	1,040,841

12,393	Liberty Media Corp.-Liberty SiriusXM – Class C * (a)	447,883

6,696	Mellanox Technologies Ltd *	735,087

21,491	Nielsen Holdings Plc (b) (c)	488,490

43,233	Pacific Biosciences of California, Inc. *	289,661

9,100	Red Hat, Inc. * (a)	1,677,130

65,561	SunTrust Banks, Inc. (b)	3,934,316

46,054	TCF Financial Corp. (a)	877,789

43,100	Versum Materials, Inc. (a)	2,213,185

44,203	Viacom, Inc. – Class B (b) (c)	1,283,213

12,700	WABCO Holdings, Inc. * (a)	1,662,557

6,271	WellCare Health Plans, Inc. *	1,731,988

34,958	Worldpay, Inc. – Class A * (a)	4,252,291

34,550	Zayo Group Holdings, Inc. * (a)	1,129,785

	Total United States	36,509,869

	TOTAL COMMON STOCKS (COST $37,006,969)	36,509,869

	INVESTMENT FUNDS — 3.3%

	United States — 3.3%

90,100	Altaba, Inc. *	5,333,920

	TOTAL INVESTMENT FUNDS (COST $6,680,468)	5,333,920

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 37.3%

	United States — 37.3%

	U.S. Government — 37.3%

30,000,000	U.S. Treasury Note, 1.50%, due 10/31/19	29,889,844

30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.14%, 2.49%, due 04/30/21 (a)	29,994,893

	TOTAL DEBT OBLIGATIONS (COST $59,886,058)	59,884,737

	MUTUAL FUNDS — 10.0%

	United States — 10.0%

	Affiliated Issuers — 10.0%

831,785	GMO Alpha Only Fund, Class IV	16,070,093

	TOTAL MUTUAL FUNDS (COST $16,120,000)	16,070,093

	SHORT-TERM INVESTMENTS — 38.4%

	Money Market Funds — 0.3%

466,235	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (d)	466,235

	Repurchase Agreements — 38.1%

61,019,700	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 5/31/19, maturing on 6/3/19 with a maturity value of $61,032,260 and an effective yield of 2.47%, collateralized by a U.S. Treasury Note with maturity date 11/30/25 and a market value of $62,441,072.	61,019,700

	TOTAL SHORT-TERM INVESTMENTS (COST $61,485,935)	61,485,935

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts		Notional Amount		Value ($)
Index Options – Puts — 0.0%

S&P 500 Index	2,700.00	07/19/19	USD	4	USD	400	19,120

	TOTAL PURCHASED OPTIONS (COST $6,804)						19,120

	TOTAL INVESTMENTS — 111.8% (Cost $181,186,234)						179,303,674

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (15.1)%

	Common Stocks — (15.1)%

	China — (2.9)%

(30,817)	Alibaba Group Holding Ltd Sponsored ADR *	(4,599,745)

	United States — (12.2)%

(84,902)	BB&T Corp.	(3,969,169)

(23,913)	Bristol-Myers Squibb Co.	(1,084,933)

(21,196)	Centene Corp. * (c)	(1,224,069)

(23,389)	Chemical Financial Corp.	(885,508)

(21,811)	Discovery, Inc. – Class A *	(594,568)

(2,492)	Expedia Group, Inc.	(286,580)

(32,467)	Fidelity National Information Services, Inc.	(3,905,780)

(30,645)	Fiserv, Inc. *	(2,631,179)

(20,805)	Harris Corp.	(3,894,488)

Shares	Description	Value ($)

	United States — continued

(10,288)	II-VI, Inc. *	(323,352)

(6,830)	Occidental Petroleum Corp.	(339,929)

(85,580)	Sirius XM Holdings, Inc.	(454,430)

	Total United States	(19,593,985)

	TOTAL COMMON STOCKS (PROCEEDS $25,594,723)	(24,193,730)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $25,594,723)	(24,193,730)

	Other Assets and Liabilities (net) — 3.3%	5,295,109

	TOTAL NET ASSETS — 100.0%	$160,405,053

A summary of outstanding financial instruments at May 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
07/22/2019	MSCI	AUD	5,871,755	USD	4,076,593	(2,484)
08/06/2019	BCLY	AUD	487,000	USD	337,367	(1,093)
08/06/2019	BOA	AUD	21,350,000	USD	15,052,620	214,580
08/06/2019	JPM	AUD	480,000	USD	336,605	3,009
06/04/2019	JPM	BRL	2,200,000	USD	559,227	(1,432)
06/04/2019	MSCI	BRL	4,792,856	USD	1,207,261	(14,176)
07/02/2019	MSCI	BRL	3,496,428	USD	865,656	(23,148)
06/04/2019	MSCI	CAD	542,377	USD	400,799	(496)
06/17/2019	BCLY	CHF	12,800,000	USD	12,769,099	(30,837)
07/22/2019	BOA	CHF	272,503	USD	270,895	(2,515)
07/22/2019	JPM	CHF	8,943,078	USD	8,905,017	(67,836)
07/22/2019	MSCI	CHF	218,979	USD	217,976	(1,731)
09/04/2019	JPM	CHF	9,336,853	USD	9,360,000	(45,513)
07/17/2019	BCLY	CLP	1,020,900,000	USD	1,505,752	67,818
07/17/2019	MSCI	CLP	167,496,000	USD	240,000	4,082
07/16/2019	BCLY	COP	5,427,900,000	USD	1,672,696	69,800
06/13/2019	BOA	CZK	21,300,000	USD	935,158	14,077
07/22/2019	BCLY	EUR	5,413,974	USD	6,101,248	28,604
08/20/2019	SSB	EUR	5,000,000	USD	5,648,401	26,860
08/23/2019	MSCI	EUR	2,160,000	USD	2,423,758	(5,336)
06/17/2019	GS	GBP	800,000	USD	1,044,067	31,995
07/22/2019	BCLY	GBP	1,004,839	USD	1,293,542	20,079
06/13/2019	BOA	HUF	386,400,000	USD	1,343,568	14,551
06/10/2019	BCLY	IDR	6,540,700,000	USD	453,680	(4,593)
06/10/2019	BOA	IDR	2,322,944,000	USD	161,125	(1,631)
06/10/2019	MSCI	IDR	8,863,644,000	USD	615,959	(5,071)
06/07/2019	BOA	JPY	38,344,425	USD	350,000	(3,925)
06/07/2019	GS	JPY	162,033,581	USD	1,490,000	(5,595)
06/10/2019	BCLY	KRW	221,103,000	USD	190,000	4,088
06/10/2019	JPM	KRW	1,759,200,000	USD	1,514,958	35,755
09/10/2019	BCLY	KRW	1,980,303,000	USD	1,669,592	(1,950)
07/08/2019	BCLY	NOK	4,112,970	USD	470,000	(558)
06/05/2019	GS	NZD	7,800,000	USD	5,191,912	89,153
06/17/2019	BOA	NZD	3,099,834	USD	2,056,002	27,546
09/05/2019	GS	NZD	870,000	USD	567,362	(2,966)
06/07/2019	JPM	PHP	17,100,000	USD	329,693	1,899
09/09/2019	JPM	PHP	17,100,000	USD	325,342	(39)
06/13/2019	GS	PLN	1,500,000	USD	394,622	3,159
07/30/2019	BOA	RON	5,200,000	USD	1,223,863	1,892
08/06/2019	BCLY	SEK	31,451,719	USD	3,310,000	(21,175)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
06/17/2019	JPM	SGD	900,000	USD	657,907	2,633
06/11/2019	JPM	TWD	43,400,000	USD	1,405,554	29,742
09/11/2019	BCLY	TWD	43,400,000	USD	1,373,809	(3,780)
06/04/2019	BOA	USD	4,706,044	CAD	6,300,000	(44,793)
06/04/2019	CITI	USD	403,942	CAD	542,377	(2,648)
06/04/2019	JPM	USD	558,276	BRL	2,200,000	2,383
06/04/2019	MSCI	USD	1,196,692	BRL	4,792,856	24,744
06/04/2019	MSCI	USD	1,000,000	CAD	1,345,879	(4,209)
06/05/2019	GS	USD	1,309,834	NZD	2,000,000	(1,435)
06/05/2019	MSCI	USD	3,774,408	NZD	5,800,000	19,951
06/07/2019	BOA	USD	2,383,492	JPY	264,400,000	56,962
06/07/2019	JPM	USD	327,775	PHP	17,100,000	19
06/10/2019	BCLY	USD	457,616	IDR	6,540,700,000	657
06/10/2019	BCLY	USD	1,664,400	KRW	1,980,303,000	716
06/10/2019	BOA	USD	160,000	IDR	2,322,944,000	2,757
06/10/2019	MSCI	USD	614,805	IDR	8,863,644,000	6,224
06/11/2019	BCLY	USD	1,372,549	TWD	43,400,000	3,263
06/13/2019	BOA	USD	1,176,412	THB	37,600,000	11,912
06/14/2019	JPM	USD	1,077,281	INR	75,400,000	5,571
06/17/2019	BCLY	USD	1,660,956	GBP	1,320,000	8,962
06/17/2019	BOA	USD	1,637,152	GBP	1,290,000	(5,187)
06/17/2019	MSCI	USD	68,316	NZD	104,159	(157)
06/20/2019	BCLY	USD	1,619,748	TRY	10,000,000	79,681
07/08/2019	DB	USD	9,437,277	NOK	81,300,000	(135,878)
07/22/2019	BCLY	USD	529,218	GBP	415,703	(2,385)
07/22/2019	JPM	USD	314,344	EUR	280,413	184
07/26/2019	JPM	USD	1,657,383	RUB	108,600,000	(9,606)
07/30/2019	BCLY	USD	230,000	ZAR	3,343,763	(2,010)
08/06/2019	BOA	USD	1,261,171	AUD	1,810,000	(3,239)
08/06/2019	BOA	USD	12,729,371	SEK	120,100,000	(9,109)
08/06/2019	MSCI	USD	401,419	CAD	542,377	490
08/21/2019	BOA	USD	1,632,905	MXN	31,800,000	(31,439)
08/23/2019	BOA	USD	2,136,453	EUR	1,900,000	250
08/28/2019	MSCI	USD	606,974	IDR	8,863,644,000	4,362
09/04/2019	BOA	USD	4,190,000	CAD	5,666,640	11,475
09/04/2019	JPM	USD	8,960,000	NOK	78,464,512	32,871
07/30/2019	GS	ZAR	7,500,000	USD	517,114	5,735

						$470,516

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
13	Australian Government Bond 10 Yr.	June 2019	1,278,863	33,348
60	CAC40 10 Euro	June 2019	3,461,354	(39,067)
12	DAX Index	June 2019	3,914,341	(179,470)
110	FTSE 100 Index	June 2019	9,895,759	(240,554)
30	Hang Seng Index	June 2019	5,113,654	(93,874)
135	Mini MSCI Emerging Markets	June 2019	6,751,350	(525,278)
46	MSCI Singapore	June 2019	1,167,414	(22,166)
6	SPI 200	June 2019	663,772	6,940

			$32,246,507	$(1,060,121)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
37	Canadian Government Bond 10 Yr.	September 2019	$3,909,645	$(40,704)
40	Euro Bund	June 2019	7,503,587	(134,553)
40	Euro Bund	September 2019	7,612,348	(4,429)
29	FTSE/JSE TOP 40	June 2019	990,109	56,078
63	Gilt Long Bond	September 2019	10,294,884	(44,527)
5	Japanese Government Bond 10 Yr. (OSE)	June 2019	7,055,013	(20,283)
15	MSCI Taiwan Index	June 2019	568,820	(7,020)
97	S&P 500 E-Mini	June 2019	13,350,110	841,305
15	TOPIX Index	June 2019	2,066,153	69,227
26	U.S. Treasury Note 10 Yr. (CBT)	September 2019	3,295,500	(34,803)

			$56,646,169	$680,291

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
Nielsen Holdings Plc (c)	25.00	08/16/19	(214)	USD	(55,286,134)	(22,470)
Viacom, Inc. (c)	27.50	09/20/19	(245)	USD	(711,235)	(68,600)
Liberty Global Plc (c)	25.00	10/18/19	(605)	USD	(1,488,300)	(111,925)
Centene Corp. (c)	55.00	12/20/19	(198)	USD	(114,345)	(174,240)
Viacom, Inc. (c)	30.00	12/20/19	(247)	USD	(717,041)	(51,870)
Centene Corp. (c)	50.00	12/20/19	(247)	USD	(1,426,425)	(298,870)

	TOTAL WRITTEN EQUITY OPTIONS – CALLS					$(727,975)

Equity Options – Puts
Nielsen Holdings Plc (c)	24.00	06/21/19	(320)	USD	(727,360)	(73,600)
Liberty Global Plc (c)	22.50	10/18/19	(403)	USD	(991,380)	(56,420)
Liberty Global Plc (c)	25.00	10/18/19	(202)	USD	(496,920)	(51,510)
Viacom, Inc. (c)	27.50	12/20/19	(247)	USD	(717,041)	(51,870)

	TOTAL WRITTEN EQUITY OPTIONS – PUTS					$(233,400)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

Index Options – Puts

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts		Notional Amount	Value ($)
S&P 500 Index	MSLC	2,805.00	06/03/19	(3)	USD	(825,618)	(15,789)
S&P 500 Index	MSLC	2,785.00	06/05/19	(3)	USD	(825,618)	(12,540)
S&P 500 Index	MSLC	2,755.00	06/07/19	(6)	USD	(1,651,236)	(17,976)
FTSE 100 Index	MSLC	7,300.00	06/21/19	(17)	GBP	(1,217,491)	(39,875)
S&P 500 Index	MSLC	2,855.00	06/21/19	(23)	USD	(6,329,738)	(253,690)
S&P 500 Index	MSLC	2,755.00	06/21/19	(6)	USD	(1,651,236)	(27,780)
S&P 500 Index	MSLC	2,805.00	06/21/19	(3)	USD	(825,618)	(21,810)
FTSE 100 Index	MSLC	7,275.00	06/21/19	(4)	GBP	(286,468)	(8,476)
FTSE 100 Index	MSLC	7,350.00	06/21/19	(14)	GBP	(1,002,639)	(39,779)
S&P 500 Index	MSLC	2,785.00	06/21/19	(3)	USD	(825,618)	(18,330)

	TOTAL INDEX OPTIONS – PUTS						$(456,045)

	TOTAL WRITTEN OPTIONS (Premiums $1,025,523)						$(1,417,420)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
2.12%	3 Month CAD LIBOR	CAD	5,845,000	06/18/2029	Semi-Annually	—	(74,345)	(74,345)
3 Month CAD LIBOR	2.18%	CAD	57,500,000	06/18/2029	Semi-Annually	63,230	979,589	916,359
3 Month SEK STIBOR	0.78%	SEK	27,257,000	06/19/2029	Quarterly	5,244	24,451	19,207
3 Month SEK STIBOR	0.78%	SEK	45,451,000	06/19/2029	Quarterly	—	41,240	41,240
2.21%	3 Month USD LIBOR	USD	1,808,000	06/20/2029	Quarterly	—	(18,784)	(18,784)
2.28%	3 Month USD LIBOR	USD	3,197,000	06/20/2029	Quarterly	—	(53,754)	(53,754)
2.31%	3 Month USD LIBOR	USD	3,107,000	06/20/2029	Quarterly	—	(60,452)	(60,452)
2.34%	3 Month USD LIBOR	USD	4,497,000	06/20/2029	Quarterly	—	(98,767)	(98,767)
2.42%	3 Month USD LIBOR	USD	3,506,000	06/20/2029	Quarterly	—	(104,160)	(104,160)
2.45%	3 Month USD LIBOR	USD	4,649,000	06/20/2029	Quarterly	—	(150,193)	(150,193)
3 Month USD LIBOR	2.52%	USD	1,338,000	06/20/2029	Quarterly	—	51,883	51,883
3 Month USD LIBOR	2.37%	USD	3,592,000	06/20/2029	Quarterly	—	90,348	90,348
3 Month USD LIBOR	2.50%	USD	40,200,000	06/20/2029	Quarterly	(13,364)	1,481,893	1,495,257
3 Month CAD LIBOR	2.12%	CAD	12,192,000	09/17/2029	Semi-Annually	(900)	148,992	149,892
3 Month NZD Bank Bill Rate	1.99%	NZD	27,502,000	09/18/2029	Quarterly	—	71,190	71,190
3 Month NZD Bank Bill Rate	1.98%	NZD	19,770,000	09/18/2029	Quarterly	(4,030)	42,925	46,955
1.91%	6 Month AUD BBSW	AUD	4,629,000	06/19/2029	Semi-Annually	2,388	(53,549)	(55,937)
6 Month CHF LIBOR	(0.00)%	CHF	3,956,000	06/19/2029	Semi-Annually	—	44,752	44,752
0.53%	6 Month EURIBOR	EUR	14,500,000	06/20/2029	Semi-Annually	1,424	(303,641)	(305,065)
1.23%	6 Month GBP LIBOR	GBP	7,704,000	06/20/2029	Semi-Annually	2,678	(111,997)	(114,675)
1.25%	6 Month GBP LIBOR	GBP	2,580,000	06/20/2029	Semi-Annually	—	(42,050)	(42,050)
6 Month EURIBOR	0.43%	EUR	3,390,000	06/20/2029	Semi-Annually	—	31,043	31,043
1.78%	6 Month AUD BBSW	AUD	34,414,000	09/18/2029	Semi-Annually	—	(54,814)	(54,814)
1.81%	6 Month AUD BBSW	AUD	34,875,000	09/18/2029	Semi-Annually	—	(130,848)	(130,848)
1.83%	6 Month AUD BBSW	AUD	4,441,000	09/18/2029	Semi-Annually	—	(21,486)	(21,486)
1.14%	6 Month GBP LIBOR	GBP	2,582,000	09/19/2029	Semi-Annually	—	(3,297)	(3,297)
1.21%	6 Month GBP LIBOR	GBP	2,941,000	09/19/2029	Semi-Annually	—	(28,529)	(28,529)

						$56,670	$1,697,640	$1,640,970

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Bloomberg Commodity Index (e)	1 Month Fed Funds Rate minus 1.50%	MSCI	USD	711,719	01/10/2020	Monthly	$—	$16,989	$16,989

As of May 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

EURIBOR - Euro Interbank Offered Rate

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

The rates shown on variable rate notes are the current interest rates at May 31, 2019, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security is out on loan.

(c)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2019.

(e)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

MSLC - Morgan Stanley & Co. LLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

15,656,637	GMO Emerging Country Debt Fund, Class IV	425,547,385

7,401,241	GMO High Yield Fund, Class VI	151,207,350

633,217,896	GMO Implementation Fund	8,263,493,538

19,939,237	GMO Opportunistic Income Fund, Class VI	532,577,029

9,826,717	GMO Risk Premium Fund, Class VI	264,436,955

24,519,115	GMO SGM Major Markets Fund, Class VI	790,005,896

13,704,953	GMO Special Opportunities Fund, Class VI	248,607,841

	TOTAL MUTUAL FUNDS (COST $10,729,888,427)	10,675,875,994

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

6,345,382	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (a)	6,345,382

	TOTAL SHORT-TERM INVESTMENTS (COST $6,345,382)	6,345,382

	TOTAL INVESTMENTS — 100.1% (Cost $10,736,233,809)	10,682,221,376

	Other Assets and Liabilities (net) — (0.1%)	(5,552,267)

	TOTAL NET ASSETS — 100.0%	$10,676,669,109

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2019.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 47.5%

	Australia — 0.9%

226,149	Accent Group Ltd	232,549

38,235	Adairs Ltd	55,812

57,491	Alliance Aviation Services Ltd	105,247

15,825	Altium Ltd	336,316

65,697	Appen Ltd	1,175,704

59,542	Austal Ltd	120,357

5,755	Australia & New Zealand Banking Group Ltd	110,882

291,360	Australian Pharmaceutical Industries Ltd	262,263

65,176	Aventus Group (REIT)	104,400

164,957	Beach Energy Ltd	205,718

43,242	Bravura Solutions Ltd	168,307

63,152	Brickworks Ltd	713,200

146,123	Caltex Australia Ltd	2,669,863

6,453	Charter Hall Education Trust (REIT)	16,205

55,063	Charter Hall Group (REIT)	395,368

119,201	Charter Hall Retail (REIT)	365,170

40,010	Codan Ltd	90,615

25,626	CSR Ltd	70,626

5,268	Dexus (REIT)	47,146

246,602	Downer EDI Ltd	1,213,877

32,529	ERM Power Ltd	43,308

283,268	Fortescue Metals Group Ltd	1,575,181

113,244	GDI Property Group (REIT)	103,928

37,950	Genworth Mortgage Insurance Australia Ltd	70,900

186	GPT Group (The) (REIT)	744

120,333	Macquarie Group Ltd	10,012,008

16,608	Mineral Resources Ltd	172,654

141,313	Mirvac Group (REIT)	297,793

146,532	Mount Gibson Iron Ltd	123,639

351,434	New Hope Corp Ltd	636,898

5,776	Nine Entertainment Co Holdings Ltd	8,303

74,372	OZ Minerals Ltd	465,341

275,921	Sandfire Resources NL	1,175,459

526,749	Scentre Group (REIT)	1,390,367

45,958	Service Stream Ltd	78,917

360,498	Southern Cross Media Group Ltd	310,502

11,625	Stockland (REIT)	35,683

84,313	Super Retail Group Ltd	540,261

3,972	Virtus Health Ltd	10,896

332,516	Viva Energy (REIT)	597,153

256,854	Viva Energy Group Ltd	379,965

58,381	Whitehaven Coal Ltd	158,270

	Total Australia	26,647,795

	Austria — 0.0%

14,851	OMV AG	697,020

3,082	S IMMO AG	70,239

12,983	Vienna Insurance Group AG Wiener Versicherung Gruppe	317,701

	Total Austria	1,084,960

Shares	Description	Value ($)

	Belgium — 0.1%

12,499	AGFA-Gevaert NV *	50,801

4,529	Barco NV	880,733

1,729	D’ieteren SA	74,830

1,883	KBC Group NV	123,597

35,035	UCB SA	2,678,416

	Total Belgium	3,808,377

	Brazil — 1.9%

49,800	Atacadao SA	293,803

4,980	Banco Bradesco SA	41,437

302,800	Banco BTG Pactual SA	3,606,021

229,300	Banco do Brasil SA	3,029,907

739,800	Banco Santander Brasil SA	8,616,027

890,700	Cia de Saneamento Basico do Estado de Sao Paulo	10,035,257

71,900	Cia de Saneamento Basico do Estado de Sao Paulo ADR	807,437

5,000	Cia Paranaense de Energia	58,742

26,400	Construtora Tenda SA	137,451

19,400	Enauta Participacoes SA	63,036

46,700	Estacio Participacoes SA	350,493

94,700	Grendene SA	170,385

2,996,300	JBS SA	16,692,139

73,800	Mahle-Metal Leve SA	429,001

427,200	MRV Engenharia e Participacoes SA	1,872,562

1,228,440	Petrobras Distribuidora SA	7,998,737

3,300	Transmissora Alianca de Energia Eletrica SA	22,311

61,100	Tupy SA	305,815

	Total Brazil	54,530,561

	Canada — 1.5%

12,800	Absolute Software Corp	79,455

18,300	AGF Management Ltd – Class B	68,781

46,600	Bank of Montreal	3,383,626

25,637	BRP Inc Sub Voting	767,061

28,400	Canaccord Genuity Group Inc	104,640

65,100	Canadian National Railway Co	5,767,209

1,700	Canadian Solar Inc *	32,453

11,700	Canfor Corp *	76,176

29,800	Canfor Pulp Products Inc	246,276

6,200	Celestica Inc *	38,991

1,900	Centerra Gold Inc *	10,880

3,800	Cogeco Inc	237,486

23,900	Dundee Precious Metals Inc *	66,133

25,200	Enerflex Ltd	305,212

4,000	Enghouse Systems Ltd	99,645

7,700	Labrador Iron Ore Royalty Corp	179,568

9,900	Martinrea International Inc	71,635

4,500	Morguard North American Residential Real Estate Investment Trust	60,129

10,300	Rogers Sugar Inc	44,581

208,700	Royal Bank of Canada	15,684,926

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

56,500	Russel Metals Inc	892,479

72,200	Sun Life Financial Inc (a)	2,805,692

3,900	Teck Resources Ltd – Class B	79,264

29,900	TFI International Inc	911,423

175,800	Toronto-Dominion Bank (The)	9,612,030

35,400	Transcontinental Inc – Class A	374,272

3,900	Valener Inc	75,080

11,200	Wajax Corp	125,872

10,200	West Fraser Timber Co Ltd	397,631

22,500	Westshore Terminals Investment Corp	369,063

	Total Canada	42,967,669

	Chile — 0.0%

9,600	Enel Americas SA ADR	76,704

1,606	Inversiones La Construccion SA	26,233

	Total Chile	102,937

	China — 6.1%

88,000	361 Degrees International Ltd	16,326

586,000	7Road Holdings Ltd	102,556

35,500	AAC Technologies Holdings Inc	188,480

2,909,668	Agile Group Holdings Ltd	3,672,478

922,500	Agricultural Bank of China Ltd – Class A	491,414

30,692,000	Agricultural Bank of China Ltd – Class H	13,171,226

5,400	Alibaba Group Holding Ltd Sponsored ADR * (b)	806,004

103,400	Anhui Conch Cement Co Ltd – Class A	590,921

203,500	Anhui Conch Cement Co Ltd – Class H	1,192,376

20,500	Anhui Expressway Co Ltd – Class A	18,323

31,500	Anhui Xinhua Media Co Ltd – Class A	27,620

6,926,000	BAIC Motor Corp Ltd – Class H	4,292,259

3,559,000	Bank of China Ltd – Class H	1,475,672

13,540,000	Bank of Communications Co Ltd – Class H	10,611,235

11,000	Baoye Group Co Ltd – Class H *	6,735

214,700	Beijing North Star Co Ltd – Class A	112,002

48,000	BYD Electronic International Co Ltd	63,249

175,000	Cabbeen Fashion Ltd	44,667

41,000	CAR Inc *	32,264

37,000	CGN Power Co Ltd – Class H	10,187

4,000	Changyou.com Ltd ADR *	73,440

11,000	China Aoyuan Group Ltd	11,898

4,999,000	China CITIC Bank Corp Ltd – Class H	2,841,722

7,042,000	China Communications Services Corp Ltd – Class H	5,265,617

658,900	China Construction Bank Corp – Class A	665,392

3,413,000	China Construction Bank Corp – Class H	2,701,905

974,000	China Everbright Bank Co Ltd – Class H	440,049

28,000	China Evergrande Group	74,568

1,058,000	China Greenfresh Group Co Ltd *	118,858

646,000	China Huarong Asset Management Co Ltd – Class H	109,617

510,000	China Jinmao Holdings Group Ltd	294,448

2,992,000	China Lesso Group Holdings Ltd	1,909,149

Shares	Description	Value ($)

	China — continued

573,000	China Lilang Ltd	509,333

2,517,000	China Machinery Engineering Corp – Class H	1,108,387

1,665,000	China Minsheng Banking Corp Ltd – Class H	1,211,608

131,500	China Mobile Ltd	1,148,647

47,000	China National Chemical Engineering Co Ltd – Class A	41,190

64,000	China Oriental Group Co Ltd	37,116

506,000	China Overseas Land & Investment Ltd	1,753,209

1,300	China Petroleum & Chemical Corp ADR	85,943

269,098	China Petroleum & Chemical Corp – Class A	210,742

12,004,000	China Petroleum & Chemical Corp – Class H	7,975,748

162,000	China Pioneer Pharma Holdings Ltd *	13,632

8,046,000	China Railway Construction Corp Ltd – Class H	9,403,430

3,544,042	China Railway Group Ltd – Class H	2,651,898

287,000	China Reinsurance Group Corp – Class H	52,353

170,000	China Resources Cement Holdings Ltd	147,403

18,000	China Resources Gas Group Ltd	86,307

326,000	China Resources Land Ltd	1,326,160

2,470,000	China Resources Pharmaceutical Group Ltd	3,234,005

402,000	China SCE Group Holdings Ltd	181,899

218,579	China Shenhua Energy Co Ltd – Class A	581,802

880,500	China Shenhua Energy Co Ltd – Class H	1,814,785

840,000	China Shineway Pharmaceutical Group Ltd	748,679

121,255	China South Publishing & Media Group Co Ltd – Class A	228,135

22,366,000	China Telecom Corp Ltd – Class H	11,239,272

388,000	China Travel International Investment Hong Kong Ltd	79,145

207,589	China Vanke Co Ltd – Class A	800,544

110,900	China Vanke Co Ltd – Class H	393,530

322,497	China Yangtze Power Co Ltd – Class A	826,913

28,100	China Yuchai International Ltd	390,871

51,600	Chinese Universe Publishing and Media Group Co Ltd – Class A *	100,505

92,100	Chongqing Changan Automobile Co Ltd – Class A	93,252

16,500	Chongqing Department Store Co Ltd – Class A	69,830

446,000	Chongqing Rural Commercial Bank Co Ltd – Class H	228,334

82,000	CIFI Holdings Group Co Ltd	49,103

237,000	CNOOC Ltd	385,050

400	CNOOC Ltd Sponsored ADR	64,948

499,000	Country Garden Holdings Co Ltd	674,339

112,000	CRRC Corp Ltd – Class A	128,086

100,000	Dah Chong Hong Holdings Ltd	30,761

651,099	Daqin Railway Co Ltd – Class A	787,928

5,292,000	Dongfeng Motor Group Co Ltd – Class H	4,353,598

52,500	Fangda Carbon New Material Co Ltd – Class A *	135,511

117,760	Fangda Special Steel Technology Co Ltd – Class A	154,911

27,300	Gemdale Corp – Class A	45,691

105,000	Genertec Universal Medical Group Co Ltd	79,674

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued

50,100	Gree Electric Appliances Inc of Zhuhai – Class A	379,737

91,000	Greentown China Holdings Ltd	60,429

82,600	GRG Banking Equipment Co Ltd – Class A	78,831

514,000	Guangdong Investment Ltd	1,010,402

9,185	Guangdong Provincial Expressway Development Co Ltd – Class A	11,867

942,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	3,942,401

3,969,879	Guangzhou R&F Properties Co Ltd – Class H	7,506,345

1,886,000	Haier Electronics Group Co Ltd *	4,822,061

18,000	Haitian International Holdings Ltd	35,632

110,000	Harbin Electric Co Ltd – Class H	63,953

46,600	Henan Shuanghui Investment & Development Co Ltd – Class A	168,722

250,489	Hisense Home Appliances Group Co Ltd – Class A	448,200

61,000	Hisense Home Appliances Group Co Ltd – Class H	72,505

103,183	HLA Corp Ltd – Class A	130,151

2,300	Hollysys Automation Technologies Ltd	40,986

2,478,000	Huabao International Holdings Ltd	1,036,883

45,000	Huaxin Cement Co Ltd – Class A	175,615

4,300	Huayu Automotive Systems Co Ltd – Class A	12,477

877,000	IGG Inc	1,041,982

942,900	Industrial & Commercial Bank of China Ltd – Class A	765,218

2,195,000	Industrial & Commercial Bank of China Ltd – Class H	1,568,847

6,900	Inner Mongolia First Machinery Group Co Ltd – Class A	10,700

192,000	Jiayuan International Group Ltd	89,347

647,000	Kingboard Holdings Ltd	1,701,150

52,500	Kingboard Laminates Holdings Ltd	44,800

344,000	Kunlun Energy Co Ltd	316,174

396,680	Livzon Pharmaceutical Group Inc – Class H	1,239,897

186,400	Logan Property Holdings Co Ltd	275,333

53,577	Loncin Motor Co Ltd – Class A	32,227

72,000	Longfor Group Holdings Ltd	265,233

2,307,000	Lonking Holdings Ltd	611,799

30,000	Midea Group Co Ltd – Class A	215,020

237,000	People’s Insurance Co Group of China Ltd (The) – Class H	93,205

504,000	PICC Property & Casualty Co Ltd – Class H	545,254

27,300	Ping An Insurance Group Co of China Ltd – Class A	312,174

30,000	Poly Developments and Holdings Group Co Ltd – Class A	52,685

10,117,000	Postal Savings Bank of China Co Ltd – Class H	6,050,749

558,000	Powerlong Real Estate Holdings Ltd	253,186

102,000	Qingling Motors Co Ltd – Class H	28,754

86,000	Red Star Macalline Group Corp Ltd – Class H	76,461

220,100	RiseSun Real Estate Development Co Ltd – Class A	299,334

Shares	Description	Value ($)

	China — continued

175,000	Road King Infrastructure Ltd	354,927

9,600	Shaanxi Coal Industry Co Ltd – Class A	12,119

316,000	Shanghai Jin Jiang International Hotels Group Co Ltd – Class H	66,093

26,280	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd – Class A	55,231

11,100	Shanghai Mechanical and Electrical Industry Co Ltd – Class A	26,554

43,099	Shanghai Oriental Pearl Group Co Ltd – Class A	63,300

2,341,200	Shanghai Pharmaceuticals Holding Co Ltd – Class H	4,622,386

23,500	Shanghai Shimao Co Ltd – Class A	15,491

158,825	Shanghai SMI Holding Co Ltd – Class A	155,603

27,400	Shanxi Lu’an Environmental Energy Development Co Ltd – Class A	30,602

8,900	Shenzhen Expressway Co Ltd – Class A	13,370

110,000	Shenzhen Investment Ltd	40,518

27,775	Shenzhen World Union Group Inc – Class A	18,691

3,522,500	Shimao Property Holdings Ltd	10,106,546

113,273	Sinopec Shanghai Petrochemical Co Ltd – Class A	85,715

3,670,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	1,601,836

315,200	Sinopharm Group Co Ltd – Class H	1,181,444

1,329,500	Sinotruk Hong Kong Ltd	2,518,714

814,000	SSY Group Ltd	647,473

214,421	Suning Universal Co Ltd – Class A	107,262

9,600	Suzhou Gold Mantis Construction Decoration Co Ltd – Class A	13,402

31,900	Tencent Holdings Ltd	1,330,154

5,000	Tencent Holdings Ltd ADR	208,800

267,500	Texhong Textile Group Ltd	307,729

646,000	Tianjin Port Development Holdings Ltd	65,125

2,156,000	Tianneng Power International Ltd	1,755,186

386,000	Times China Holdings Ltd	639,309

50,200	Weichai Power Co Ltd – Class A	84,850

1,385,000	Weichai Power Co Ltd – Class H	2,106,425

65,400	Weifu High-Technology Group Co Ltd – Class A	185,900

523,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	357,563

2,364,500	Xtep International Holdings Ltd	1,203,504

61,586	Youngor Group Co Ltd – Class A	84,571

58,000	Yuexiu Property Co Ltd	13,158

1,016,358	Yuzhou Properties Co Ltd	463,105

7,500	Zhejiang Daily Digital Culture Group Co Ltd – Class A	10,302

202,000	Zhejiang Expressway Co Ltd – Class H	210,943

43,586	Zhejiang Weixing New Building Materials Co Ltd – Class A	125,639

30,600	Zhengzhou Yutong Bus Co Ltd – Class A	55,318

5,500	Zhuzhou CRRC Times Electric Co Ltd – Class H	29,591

	Total China	173,958,039

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Colombia — 0.0%

129,114	Almacenes Exito SA	538,926

	Czech Republic — 0.0%

47	Philip Morris CR AS	28,059

	Denmark — 0.2%

649	ALK-Abello A/S *	149,124

10,818	Matas A/S	114,148

50,800	Novo Nordisk A/S Sponsored ADR	2,397,760

6,126	Novo Nordisk A/S – Class B	288,279

23,064	Royal Unibrew A/S	1,638,456

31,874	Scandinavian Tobacco Group A/S	388,370

1,244	Spar Nord Bank A/S	11,016

	Total Denmark	4,987,153

	Finland — 0.4%

3,573	Aktia Bank Oyj	33,469

2,441	Cramo Oyj	48,846

249,409	Neste Oyj (a)	8,419,701

757	Tieto Oyj	21,315

9,960	Tokmanni Group Corp	82,231

102,047	UPM-Kymmene Oyj	2,552,953

	Total Finland	11,158,515

	France — 2.0%

3,147	AKWEL	53,314

13,292	Alten SA	1,348,185

24,071	BNP Paribas SA	1,103,797

1,005	Bonduelle SCA	31,190

69,345	CNP Assurances	1,486,239

22,510	Coface SA	219,372

7,418	Dassault Systemes SE	1,100,645

10,780	Gaztransport Et Technigaz SA	979,684

1,517	Hermes International	1,007,987

3,661	Interparfums SA	168,217

3,444	Ipsen SA	411,449

12,909	IPSOS (a)	355,452

776	Jacquet Metal Service SA	13,904

5,082	Kaufman & Broad SA	181,253

62,106	L’Oreal SA	16,661,801

24,915	Lagardere SCA	606,342

555	Mersen SA	18,388

29,377	Metropole Television SA	527,688

21,691	Neopost SA	474,791

344,528	Peugeot SA	7,689,893

6,283	Rothschild & Co	184,205

22,858	Safran SA	2,999,079

167,236	Sanofi	13,505,528

37,400	Sanofi ADR	1,512,082

2,359	SCOR SE	97,051

17,132	Societe Generale SA	428,586

Shares	Description	Value ($)

	France — continued

44,207	STMicroelectronics NV	668,460

245,800	STMicroelectronics NV – NY Shares (b)	3,696,832

56,921	Television Francaise 1	542,611

675	Vilmorin & Cie SA	37,649

	Total France	58,111,674

	Germany — 1.7%

71,090	Allianz SE (Registered)	15,741,489

1,244	Amadeus Fire AG	160,051

127	BASF SE	8,381

28,792	Bayer AG (Registered)	1,702,580

110,967	Bayerische Motoren Werke AG	7,699,668

34,813	Borussia Dortmund GmbH & Co KGaA	331,903

12,303	Carl Zeiss Meditec AG	1,156,359

3,324	Cewe Stiftung & Co KGaA	305,987

24,881	Covestro AG	1,087,244

1,961	Daimler AG (Registered Shares)	101,636

311,075	Deutsche Lufthansa AG (Registered)	5,898,521

75,782	Deutsche Pfandbriefbank AG (a)	1,041,722

278,910	Deutsche Telekom AG (Registered) (a)	4,695,718

55,501	Deutz AG	458,956

22,166	Dialog Semiconductor Plc *	700,928

2,227	Eckert & Ziegler Strahlen- und Medizintechnik AG	238,080

4,615	Elmos Semiconductor AG	109,933

10,279	Hamburger Hafen und Logistik AG	243,642

3,744	Hannover Rueck SE	560,417

2,542	Henkel AG & Co KGaA	220,210

7,048	Knorr-Bremse AG *	775,126

12,201	SAP SE	1,502,993

17,248	Software AG (a)	563,582

6,648	Takkt AG	93,303

5,109	Talanx AG *	202,464

23,208	Volkswagen AG	3,682,930

3,511	Wacker Neuson SE	81,553

654	Washtec AG	45,319

	Total Germany	49,410,695

	Greece — 0.0%

12,055	FF Group * (c)	—

	Hong Kong — 0.3%

32,500	BOC Hong Kong Holdings Ltd	124,913

550,400	Champion (REIT)	448,025

41,700	Dah Sing Banking Group Ltd	72,263

24,000	Dah Sing Financial Holdings Ltd	112,091

240,000	I-CABLE Communications Ltd *	2,972

15,000	Johnson Electric Holdings Ltd	28,475

30,000	Kerry Logistics Network Ltd	48,730

54,800	Luk Fook Holdings International Ltd	175,973

56,000	NewOcean Energy Holdings Ltd *	13,359

49,000	NWS Holdings Ltd	96,554

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

1,469,900	SJM Holdings Ltd	1,629,494

5,426,000	WH Group Ltd	4,884,118

223,100	Wharf Holdings Ltd (The)	570,046

34,000	Wharf Real Estate Investment Co Ltd	232,663

183,500	Wheelock & Co Ltd	1,211,337

39,425	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	8,054

32,500	Yue Yuen Industrial Holdings Ltd	91,310

	Total Hong Kong	9,750,377

	Hungary — 0.0%

733,294	Magyar Telekom Telecommunications Plc	1,049,455

	India — 1.2%

414,636	Aurobindo Pharma Ltd	3,988,341

420,818	Balrampur Chini Mills Ltd	936,715

26,957	Cadila Healthcare Ltd	96,082

18,517	Divi’s Laboratories Ltd	424,381

6,655	Dr Reddy’s Laboratories Ltd	254,810

7,800	Dr Reddy’s Laboratories Ltd ADR	297,258

793,164	HCL Technologies Ltd	12,423,897

76,658	ITC Ltd	306,959

83,790	Just Dial Ltd *	899,937

21,206	KPIT Engineering Ltd *	29,987

25,893	Larsen & Toubro Infotech Ltd	662,468

102,752	Mahindra & Mahindra Ltd	959,581

104,518	Mphasis Ltd	1,484,239

92,232	NIIT Technologies Ltd	1,738,776

400,540	PC Jeweller Ltd	442,167

1,172,362	Power Finance Corp Ltd *	2,097,078

725,397	PTC India Ltd	721,333

12,399	Rajesh Exports Ltd	117,230

2,498,922	REC Ltd	5,182,919

21,524	Reliance Capital Ltd	37,555

39,108	Sonata Software Ltd	200,546

74,511	Tech Mahindra Ltd	816,488

22,302	Wipro Ltd	91,641

	Total India	34,210,388

	Indonesia — 0.1%

162,400	Astra International Tbk PT	85,120

1,018,300	Bukit Asam Persero Tbk PT	218,505

915,700	Erajaya Swasembada Tbk PT	75,349

645,200	Indo Tambangraya Megah Tbk PT	791,352

1,112,400	Mitra Pinasthika Mustika Tbk PT *	109,996

999,700	Panin Financial Tbk PT *	24,559

794,000	Ramayana Lestari Sentosa Tbk PT	90,196

70,100	Tower Bersama Infrastructure Tbk PT *	17,987

	Total Indonesia	1,413,064

	Ireland — 0.0%

13,500	CRH Plc Sponsored ADR	423,225

Shares	Description	Value ($)

	Ireland — continued

252	Flutter Entertainment Plc	17,914

5,800	ICON Plc *	821,048

	Total Ireland	1,262,187

	Israel — 0.1%

5,581	AudioCodes Ltd	85,533

27,667	Bank Hapoalim BM	199,241

48,969	Bank Leumi Le-Israel BM	328,105

8,692	Discount Investment Corp Ltd (Registered)	19,102

2,782	First International Bank of Israel Ltd *	66,750

2,045	Fox Wizel Ltd	53,063

3,351	Harel Insurance Investments & Financial Services Ltd	25,234

1,340	Israel Corp Ltd (The)	294,565

40,817	Israel Discount Bank Ltd – Class A	155,756

3,027	Nova Measuring Instruments Ltd *	76,772

794,563	Oil Refineries Ltd *	388,661

	Total Israel	1,692,782

	Italy — 0.9%

31,247	ACEA SPA	581,609

7,810	ASTM SPA	212,055

93,324	Cofide SPA	51,110

4,091	El.En. SPA	73,460

59,360	Enav SPA	321,050

970,988	Enel SPA	6,038,777

14,667	ERG SPA	284,925

151,137	EXOR NV	9,456,445

328,300	Fiat Chrysler Automobiles NV	4,143,146

8,732	Fiera Milano SPA	38,390

49,768	Hera SPA	180,797

550,678	Iren SPA	1,364,770

8,260	La Doria SPA	73,340

7,006	MARR SPA	158,228

87,359	Mediobanca Banca di Credito Finanziario SPA	804,308

302,373	Saras SPA	433,907

77,892	Snam SPA	391,207

89,720	Societa Cattolica di Assicurazioni SC	723,959

11,408	Societa Iniziative Autostradali e Servizi SPA	197,961

3,642	Unieuro SPA *	57,546

185,389	Unipol Gruppo SPA	852,580

138,697	UnipolSai Assicurazioni SPA	337,179

	Total Italy	26,776,749

	Japan — 5.6%

16,700	Aisin Seiki Co Ltd	549,901

1,300	Alfresa Holdings Corp	32,507

16,000	AOKI Holdings Inc (a)	150,585

953,100	Asahi Kasei Corp	9,763,099

5,800	Asahi Yukizai Corp	73,412

899,900	Astellas Pharma Inc (a)	12,059,501

55,200	Bandai Namco Holdings Inc	2,702,535

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

209,700	Brother Industries Ltd	3,567,954

6,000	Cawachi Ltd	101,492

5,500	Central Glass Co Ltd	120,264

1,300	Dai Nippon Printing Co Ltd	28,078

70,900	Daicel Corp	601,114

12,500	Daiwabo Holdings Co Ltd	520,498

10,260	Denka Co Ltd	291,360

13,000	DTS Corp	526,149

8,200	Ehime Bank Ltd (The)	81,828

14,000	Elecom Co Ltd	452,201

96,300	Fancl Corp	2,582,651

80,500	Fuji Electric Co Ltd	2,665,511

17,300	Fuji Media Holdings Inc	234,388

1,800	Fujicco Co Ltd	35,418

129,400	FUJIFILM Holdings Corp	6,165,894

13,900	Fujitsu Ltd	937,065

2,200	Fukuyama Transporting Co Ltd	78,175

8,700	Furuno Electric Co Ltd	73,638

500	Fuyo General Lease Co Ltd	24,220

2,200	G-7 Holdings Inc	60,817

55,500	Hakuhodo DY Holdings Inc	866,558

1,600	Hamakyorex Co Ltd	53,050

7,160	Hanwa Co Ltd (a)	180,093

11,100	Haseko Corp	110,165

2,600	Heiwado Co Ltd	45,581

397,100	Hitachi Ltd	13,371,519

403,800	Honda Motor Co Ltd	9,930,883

500	Hosokawa Micron Corp	21,264

31,600	House Foods Group Inc	1,284,129

7,600	Infocom Corp	164,085

97,000	Isuzu Motors Ltd	1,065,611

544,900	ITOCHU Corp	10,003,456

5,400	Itochu Enex Co Ltd	41,519

2,700	Japan Aviation Electronics Industry Ltd	37,360

7,900	Jeol Ltd	167,237

3,800	Kajima Corp	51,904

700	Kaken Pharmaceutical Co Ltd	33,061

72,200	Kanematsu Corp	810,178

114,500	KDDI Corp	2,932,680

17,700	Keihin Corp	228,581

13,600	Kitz Corp	88,962

481,774	Konica Minolta Inc	4,226,878

1,800	Maeda Kosen Co Ltd	31,434

3,300	Makino Milling Machine Co Ltd	112,820

353,200	Marubeni Corp (a)	2,205,679

48,200	MCJ Co Ltd	300,702

1,600	Medipal Holdings Corp	34,536

1,715,400	Mitsubishi Chemical Holdings Corp	11,179,175

34,300	Mitsubishi Corp	888,930

71,800	Mitsubishi Electric Corp (a)	891,762

77,300	Mitsubishi Gas Chemical Co Inc	957,185

43,400	Mitsubishi Tanabe Pharma Corp	510,368

Shares	Description	Value ($)

	Japan — continued

88,900	Mitsubishi UFJ Financial Group Inc	408,302

3,600	Mitsubishi UFJ Lease & Finance Co Ltd	17,863

40,200	Mitsui Chemicals Inc (a)	877,125

6,000	Mitsui Sugar Co Ltd	126,247

32,700	NEC Corp	1,207,229

10,000	NET One Systems Co Ltd	265,893

21,500	Nichias Corp	358,070

14,600	Nichiha Corp	381,064

12,300	Nippon Corp	238,969

5,400	Nippon Flour Mills Co Ltd	88,297

9,200	Nippon Light Metal Holdings Co Ltd	19,379

300	Nippon Shokubai Co Ltd	17,906

3,200	Nippon Soda Co Ltd	76,071

377,300	Nippon Telegraph & Telephone Corp	16,880,821

3,300	Nisshin Oillio Group Ltd (The)	95,823

2,100	Nisshinbo Holdings Inc	14,518

900	Nissin Corp	14,453

9,100	Nomura Real Estate Holdings Inc	186,446

100	Noritake Co Ltd	4,190

1,800	North Pacific Bank Ltd	4,182

9,900	NTT DOCOMO Inc	227,561

1,600	Oki Electric Industry Co Ltd	19,651

7,300	Osaki Electric Co Ltd	42,558

9,900	Prima Meat Packers Ltd	192,983

1,900	Rion Co Ltd	36,605

34,600	Rohto Pharmaceutical Co Ltd	937,753

6,600	Roland DG Corp	147,328

1,900	Ryobi Ltd	34,437

7,200	Seiko Holdings Corp	133,360

78,900	Sekisui Chemical Co Ltd (a)	1,154,307

200	Shinmaywa Industries Ltd	2,379

44,700	Shionogi & Co Ltd (a)	2,437,282

34,700	Showa Corp	422,735

1,913,900	Sojitz Corp	6,111,810

69,800	Sony Corp	3,345,075

1,880,300	Sumitomo Chemical Co Ltd	8,080,532

12,300	Sumitomo Dainippon Pharma Co Ltd (a)	251,324

11,100	Sumitomo Mitsui Trust Holdings Inc	405,560

500	Suzuken Co Ltd	30,748

28,200	T-Gaia Corp	454,078

300	Taisho Pharmaceutical Holdings Co Ltd	24,377

8,200	Taiyo Yuden Co Ltd	148,395

1,800	Takara Holdings Inc	19,423

5,700	Tatsuta Electric Wire and Cable Co Ltd	22,831

25,500	Teijin Ltd	414,509

10,700	Tocalo Co Ltd	69,128

1,600	Tokyo Electron Ltd	215,336

15,400	Tokyu Construction Co Ltd	108,040

27,100	Tosoh Corp	341,244

3,300	Towa Pharmaceutical Co Ltd	78,802

56,500	Toyota Tsusho Corp (a)	1,620,444

6,400	TPR Co Ltd	103,360

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

35,400	TS Tech Co Ltd (a)	858,840

7,500	UKC Holdings Corp	102,570

11,300	Wacoal Holdings Corp	279,752

4,900	YAMABIKO Corp	41,193

2,200	Yamaya Corp	40,484

12,300	Yuasa Trading Co Ltd	332,173

	Total Japan	157,879,415

	Malaysia — 0.1%

77,400	Bermaz Auto Berhad	42,485

683,000	DRB-Hicom Berhad	339,043

112,000	IOI Properties Group Berhad	35,842

314,600	Magnum Berhad	181,578

2,470,600	Supermax Corp Berhad	954,011

92,500	Syarikat Takaful Malaysia Keluarga Berhad	138,706

	Total Malaysia	1,691,665

	Mexico — 0.6%

25,600	Bolsa Mexicana de Valores SAB de CV	46,697

57,300	El Puerto de Liverpool SAB de CV – Class C1	320,725

53,500	Gentera SAB de CV	47,198

127,942	Grupo Herdez SAB de CV	264,256

256,200	Megacable Holdings SAB de CV CPO	1,057,023

210,800	Nemak SAB de CV	97,663

12,000	Unifin Financiera SAB de CV SOFOM ENR	27,185

4,867,438	Wal-Mart de Mexico SAB de CV	13,696,751

	Total Mexico	15,557,498

	Netherlands — 1.3%

163,514	ABN AMRO Group NV CVA	3,454,542

78,907	ASR Nederland NV	2,989,735

6,733	BinckBank NV	47,495

43,800	Coca-Cola European Partners Plc *	2,426,520

7,112	Flow Traders	200,573

3,492	ForFarmers NV	27,615

29,697	Heineken Holding NV	2,938,297

1,158	IMCD NV	94,369

632,683	ING Groep NV	6,833,791

7,679	Intertrust NV	145,306

394,180	Koninklijke Ahold Delhaize NV	8,840,960

979	Koninklijke Volkerwessels NV	17,770

45,599	Signify NV (a)	1,219,302

107,043	Wolters Kluwer NV	7,467,650

	Total Netherlands	36,703,925

	New Zealand — 0.0%

594,603	Air New Zealand Ltd	1,009,282

16,081	Synlait Milk Ltd *	92,550

	Total New Zealand	1,101,832

	Norway — 0.7%

7,641	Aker ASA – A Shares	438,866

Shares	Description	Value ($)

	Norway — continued

97,321	Aker Solutions ASA *	385,516

123,100	Austevoll Seafood ASA	1,291,464

8,754	Bakkafrost P/F (a)	464,051

353,672	DNB ASA	5,995,619

40,387	Elkem ASA	123,456

310,105	Equinor ASA	5,923,583

28,108	Grieg Seafood ASA	398,598

58,790	Kvaerner ASA	84,632

257,764	Leroy Seafood Group ASA	1,767,536

5,156	Mowi ASA	119,647

40,088	Salmar ASA	1,831,282

5,489	Selvaag Bolig ASA	26,642

24,497	SpareBank 1 Nord Norge	185,523

70,526	SpareBank 1 SR-Bank ASA	822,205

48,616	Storebrand ASA	351,750

9,651	TGS NOPEC Geophysical Co ASA	241,345

	Total Norway	20,451,715

	Pakistan — 0.0%

14,410	Engro Corp Ltd	27,670

58,500	Engro Fertilizers Ltd	27,335

4,700	Lucky Cement Ltd	13,471

44,200	Nishat Mills Ltd	31,986

146,600	Oil & Gas Development Co Ltd	134,648

7,620	Pakistan Oilfields Ltd	22,570

4,900	Pakistan State Oil Co Ltd	6,614

10,800	United Bank Ltd	11,588

	Total Pakistan	275,882

	Philippines — 0.0%

13,570	Globe Telecom Inc	564,607

26,710	Manila Electric Co	197,373

324,700	Megaworld Corp	36,764

1,228,185	Nickel Asia Corp	53,327

38,285	Pilipinas Shell Petroleum Corp	30,778

95,250	Semirara Mining & Power Corp	40,194

	Total Philippines	923,043

	Poland — 0.2%

108,611	Asseco Poland SA	1,446,300

2,050	Bank Handlowy w Warszawie SA	28,690

16,706	Bank Polska Kasa Opieki SA	463,258

2,441	Budimex SA	85,507

3,910	Ciech SA	43,469

2,201	Cyfrowy Polsat SA *	14,974

161,572	Energa SA *	325,806

10,132	Grupa Lotos SA	232,266

60,510	Impexmetal SA *	67,739

389	KRUK SA *	16,321

1,456	Lubelski Wegiel Bogdanka SA *	13,436

40,274	Polski Koncern Naftowy ORLEN SA	1,016,199

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Poland — continued

398,296	Polskie Gornictwo Naftowe i Gazownictwo SA	581,839

21,897	Powszechna Kasa Oszczednosci Bank Polski SA	224,514

157,008	Powszechny Zaklad Ubezpieczen SA	1,695,853

386	Santander Bank Polska SA	36,702

684	Stalprodukt SA	43,556

4,357	Warsaw Stock Exchange	45,397

	Total Poland	6,381,826

	Portugal — 0.1%

67,559	Altri SGPS SA	457,750

103,869	EDP – Energias de Portugal SA	378,546

97,054	Galp Energia SGPS SA	1,457,912

16,523	NOS SGPS SA	104,353

4,585	Semapa-Sociedade de Investimento e Gestao	63,689

636,620	Sonae SGPS SA	632,822

	Total Portugal	3,095,072

	Qatar — 0.1%

16,539	Barwa Real Estate Co	162,552

8,041	Doha Bank QPSC	51,295

19,829	Ezdan Holding Group QSC *	40,046

7,007	Gulf International Services QSC *	36,517

746	Masraf Al Rayan QSC	7,403

1,036	Qatar Electricity & Water Co QSC	47,066

13,840	Qatar Gas Transport Co Ltd	81,314

3,820	Qatar Insurance Co SAQ	36,498

3,257	Qatar International Islamic Bank QSC	65,026

677	Qatar Islamic Bank SAQ	31,108

12,516	Qatar National Bank QPSC	642,971

3,200	Qatar National Cement Co QSC	55,519

1,678	Qatar Navigation QSC	29,027

	Total Qatar	1,286,342

	Russia — 1.9%

185,790	Aeroflot PJSC	266,420

990,430	Alrosa PJSC	1,334,033

124,750	Gazprom Neft PJSC	709,747

3,343,097	Gazprom PJSC Sponsored ADR	21,897,265

18,080	Globaltrans Investment Plc Sponsored GDR (Registered)	157,138

8,135,000	Inter RAO UES PJSC	499,035

88,117	LUKOIL PJSC Sponsored ADR	7,080,142

14,840	M.Video PJSC *	96,307

11,656	Magnit PJSC Sponsored GDR (Registered)	162,330

668,900	Magnitogorsk Iron & Steel Works PJSC	455,907

4,588	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	40,149

58,724	MMC Norilsk Nickel PJSC ADR	1,225,390

4,200	Mobile TeleSystems PJSC Sponsored ADR	32,844

475,080	Moscow Exchange MICEX-RTS PJSC	615,019

3,410	Novatek PJSC	68,920

8,144	Novatek PJSC Sponsered GDR (Registered)	1,662,824

Shares	Description	Value ($)

	Russia — continued

61,350	Novolipetsk Steel PJSC	161,528

96,474	Novolipetsk Steel PJSC GDR	2,533,417

1,180	PhosAgro PJSC GDR (Registered)	15,161

969	Polyus PJSC GDR (Registered)	38,358

12,800	QIWI Plc Sponsored ADR	215,296

13,680	Raspadskaya OJSC *	28,352

5,776,000	ROSSETI PJSC	109,610

164,200	Rostelecom PJSC	193,083

1,611	Rostelecom PJSC Sponsored ADR	11,303

1,704,000	RusHydro PJSC	14,058

5,210	Safmar Financial Investment	40,352

800,884	Sberbank of Russia Sponsored ADR	11,541,342

1,890	Severstal PJSC	29,904

28,818	Severstal PJSC GDR (Registered)	454,083

568,000	Surgutneftegas PJSC	216,435

8,454	Surgutneftegas PJSC Sponsored ADR	31,724

37,760	Tatneft PJSC	431,310

24,518	Tatneft PJSC Sponsored ADR	1,663,649

7,529	TCS Group Holding Plc GDR (Registered)	142,980

	Total Russia	54,175,415

	Singapore — 0.2%

94,000	Accordia Golf Trust	40,268

36,500	CapitaLand Commercial Trust (REIT)	51,357

195,200	CapitaLand Ltd	458,033

48,900	CapitaLand Mall Trust (REIT)	85,852

58,200	China Sunsine Chemical Holdings Ltd	48,648

250,300	ComfortDelGro Corp Ltd	448,534

9,500	DBS Group Holdings Ltd	168,155

41,100	Frasers Centrepoint Trust (REIT) *	72,352

284,400	Japfa Ltd	112,610

10,000	Jardine Cycle & Carriage Ltd	246,351

165,600	Mapletree Greater China Commercial Trust (REIT)	159,175

60,300	Mapletree Logistics Trust (REIT)	64,204

29,000	Parkway Life Real Estate Investment Trust	63,117

23,700	Singapore Airlines Ltd	157,308

16,600	Singapore Exchange Ltd	89,279

47,100	Singapore Technologies Engineering Ltd	134,265

13,800	Suntec Real Estate Investment Trust	18,313

6,400	United Overseas Bank Ltd	109,634

24,500	Venture Corp Ltd	268,939

2,065,799	Yangzijiang Shipbuilding Holdings Ltd	2,061,745

461,800	Yanlord Land Group Ltd	400,400

	Total Singapore	5,258,539

	South Africa — 1.4%

887,863	Absa Group Ltd	10,300,605

5,906	Anglo American Platinum Ltd	296,703

54,625	Astral Foods Ltd	620,148

31,902	AVI Ltd	196,233

16,046	Barloworld Ltd	145,902

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

1,088,248	Blue Label Telecoms Ltd *	283,025

6,190	Capitec Bank Holdings Ltd	560,636

5,342	Coronation Fund Managers Ltd	17,127

81,255	Delta Property Fund Ltd (REIT)	11,054

11,202	Discovery Ltd	106,604

70,955	Emira Property Fund Ltd (REIT)	67,063

113,030	FirstRand Ltd	518,964

74,195	Fortress REIT Ltd – Class B	60,329

8,645	Foschini Group Ltd (The)	104,433

231,115	Growthpoint Properties Ltd (REIT)	383,095

20,248	Hyprop Investments Ltd (REIT)	98,252

11,552	Imperial Holdings Ltd	47,590

12,353	Investec Ltd	72,839

37,200	Invicta Holdings Ltd	66,666

1,647	JSE Ltd	16,457

105,112	Kumba Iron Ore Ltd	3,191,571

13,918	Lewis Group Ltd	35,854

323,202	Liberty Holdings Ltd	2,420,136

1,434,339	Merafe Resources Ltd	121,195

33,464	Metair Investments Ltd	54,216

96,111	MMI Holdings Ltd	123,925

172,686	Mondi Ltd	3,556,808

32,353	Motus Holdings Ltd	191,786

72,387	Mr Price Group Ltd	979,668

373,979	Murray & Roberts Holdings Ltd	365,559

727	Naspers Ltd – N Shares	163,903

349,352	Nedbank Group Ltd	6,287,603

93,333	Old Mutual Ltd	134,667

111,426	Pepkor Holdings Ltd	136,205

1,241	PSG Group Ltd	20,701

4,611	Rand Merchant Investment Holdings Ltd	10,419

99,539	Raubex Group Ltd	134,268

124,410	Redefine Properties Ltd (REIT)	77,436

1,466	Remgro Ltd	18,625

18,353	Resilient REIT Ltd	74,227

243,187	Reunert Ltd	1,147,333

96,766	RMB Holdings Ltd	546,981

63,788	Sanlam Ltd (d)	333,442

1,864	Santam Ltd (d)	38,778

3,420	SPAR Group Ltd (The)	44,910

52,361	Standard Bank Group Ltd	714,768

527,839	Telkom SA SOC Ltd	3,336,282

166,775	Truworths International Ltd	821,993

90,743	Tsogo Sun Holdings Ltd	133,553

33,277	Wilson Bayly Holmes-Ovcon Ltd	250,643

12,488	Woolworths Holdings Ltd	39,227

	Total South Africa	39,480,407

	South Korea — 2.2%

22,583	Aju Capital Co Ltd	203,888

40,177	Cheil Worldwide Inc	890,705

332	Cuckoo Holdings Co Ltd	36,583

Shares	Description	Value ($)

	South Korea — continued

13,924	DGB Financial Group Inc	94,445

8,717	Dongbu Insurance Co Ltd	450,699

21,573	Dongwha Pharm Co Ltd	166,594

24,043	Dongwon Development Co Ltd	94,153

1,937	GOLFZON Co Ltd	95,717

5,443	GS Home Shopping Inc	757,545

249,505	Hana Financial Group Inc	7,600,096

2,492	Hankook Technology Group Co Ltd	33,819

6,813	Hansae Yes24 Holdings Co Ltd	47,832

11,932	Huons Co Ltd	557,417

9,651	Hyundai Home Shopping Network Corp	740,704

6,384	Hyundai Hy Communications & Network Co Ltd	21,272

3,475	Hyundai Marine & Fire Insurance Co Ltd	89,791

6,722	Hyundai Motor Co	758,858

4,270	Il Dong Pharmaceutical Co Ltd	69,706

589,811	Industrial Bank of Korea	6,856,806

29,493	JB Financial Group Co Ltd	138,039

11,505	Kangwon Land Inc	299,793

64,126	KB Financial Group Inc	2,359,024

2,800	KB Financial Group Inc ADR	103,376

294,694	Kia Motors Corp	9,734,769

11,280	Korea Asset In Trust Co Ltd	37,613

25,988	Korea Autoglass Corp	442,032

71,800	KT Corp Sponsored ADR	864,472

7,637	KT Hitel Co Ltd *	27,659

5,621	KT Skylife Co Ltd	48,823

964	KT&G Corp	81,739

3,224	Kyobo Securities Co Ltd	28,806

42,469	LF Corp	772,615

12,832	LG Corp	789,260

22,463	LG Electronics Inc	1,480,374

67,711	LG Uplus Corp	793,862

24,898	LOTTE Himart Co Ltd	895,606

4,095	Meritz Fire & Marine Insurance Co Ltd	75,157

22,873	Mirae Asset Life Insurance Co Ltd	89,098

536	NCSoft Corp	214,656

2,709	Orange Life Insurance Ltd	82,642

2,043	POSCO	406,956

2,200	POSCO Sponsored ADR	109,406

28,512	Samjin Pharmaceutical Co Ltd	776,636

16,290	Samsung Electronics Co Ltd	579,954

6,418	Sebang Global Battery Co Ltd	224,665

175,534	Shinhan Financial Group Co Ltd	6,529,074

10,940	SK Holdings Co Ltd	2,122,127

77,726	SK Hynix Inc	4,249,401

259,200	SK Telecom Co Ltd Sponsored ADR	6,021,216

16,122	SL Corp	302,302

164,775	Woori Financial Group Inc	1,924,465

	Total South Korea	62,172,247

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Spain — 1.1%

1,853	Acciona SA	198,038

66,267	ACS Actividades de Construccion y Servicios SA	2,721,805

11,799	Aena SME SA (a)	2,166,592

62,811	Almirall SA	1,080,313

3,475	Banco Bilbao Vizcaya Argentaria SA	18,842

91,455	Banco Santander SA	400,936

25,456	Cia de Distribucion Integral Logista Holdings SA	562,351

72,141	Enagas SA	1,971,805

24,781	Ence Energia y Celulosa SA	103,459

331,533	Endesa SA	8,258,968

7,572	Faes Farma SA	33,041

564,627	Iberdrola SA	5,249,764

991,671	International Consolidated Airlines Group SA	5,628,741

8,502	Naturgy Energy Group SA	242,454

52,686	Red Electrica Corp SA	1,116,696

1,182	Siemens Gamesa Renewable Energy SA	18,332

9,814	Telefonica SA	78,414

11,038	Unicaja Banco SA	10,748

	Total Spain	29,861,299

	Sweden — 1.1%

659	Alfa Laval AB	13,512

1,315	Atrium Ljungberg AB – B Shares	22,747

177,222	Betsson AB *	1,119,793

177,222	Betsson AB – Redemption *	72,578

11,765	Bufab AB	120,469

1,138	Electrolux AB Series – B	24,655

2,404	Fabege AB	36,065

3,129	Granges AB	29,391

4,084	Hemfosa Fastigheter AB	37,662

5,973	Instalco Intressenter AB	53,500

1,090	Investor AB – A Shares	47,125

55,387	Klovern AB – B Shares	83,188

4,438	KNOW IT AB	94,206

46,317	Nobina AB	258,608

8,266	Oriflame Holding AG *	194,088

47,818	Peab AB	376,758

53,177	Resurs Holding AB	309,810

325,003	Sandvik AB	5,016,966

6,718	Skandinaviska Enskilda Banken AB – Class A	59,599

3,392	SkiStar AB	41,528

9,175	SSAB AB – Series A	28,173

817,633	Svenska Cellulosa AB SCA – Class B	6,240,930

137,923	Swedbank AB – A Shares	1,978,090

66,049	Swedish Match AB	2,981,435

5,157	Tethys Oil AB	33,472

5,157	Tethys Oil AB – Redemption *	3,262

24,788	Volvo AB – A Shares	350,269

894,003	Volvo AB – B Shares	12,481,514

777	Wihlborgs Fastigheter AB	11,291

	Total Sweden	32,120,684

Shares	Description	Value ($)

	Switzerland — 1.1%

4,359	Alcon, Inc. *	253,508

3,840	ALSO Holding AG (Registered) *	499,031

8	Belimo Holding AG (Registered)	41,861

92	Bell Food Group AG (Registered) *	27,042

10,876	BKW AG	719,017

3,427	Bobst Group SA (Registered)	215,536

467	Coltene Holding AG (Registered) *	40,750

1,080	Feintool International Holding AG (Registered) *	69,914

1,954	Georg Fischer AG (Registered)	1,654,383

30	Gurit Holding AG	30,360

6,097	Huber + Suhner AG (Registered)	467,799

158	Inficon Holding AG (Registered)	89,416

66	Interroll Holding AG (Registered)	139,976

3,339	Kardex AG (Registered)	513,560

739	Komax Holding AG (Registered)	152,515

1,932	Liechtensteinische Landesbank AG	124,817

600	Luxoft Holding Inc *	34,542

16,123	Mobilezone Holding AG (Registered) *	156,248

17,057	Nestle SA (Registered)	1,692,033

52,813	Novartis AG (Registered)	4,538,638

2,116	Orior AG *	161,222

10,984	Roche Holding AG	2,880,814

60,465	Roche Holding AG – Genusschein	15,881,252

14	Schweizerische Nationalbank (Registered)	71,751

7,032	SIG Combibloc Group AG *	71,927

67	Zehnder Group AG – Class RG	2,244

	Total Switzerland	30,530,156

	Taiwan — 2.7%

32,000	Actron Technology Corp	98,973

37,000	Advantech Co Ltd	309,817

100,000	Asia Vital Components Co Ltd	105,745

268,000	Asustek Computer Inc	1,842,261

13,000	Aten International Co Ltd	37,171

8,400	Aurora Corp	25,575

191,000	Catcher Technology Co Ltd	1,152,580

172,000	Cathay Financial Holding Co Ltd	222,176

215,560	Chailease Holding Co Ltd	794,359

3,000	Chaun-Choung Technology Corp	15,166

33,000	Chicony Electronics Co Ltd	78,254

110,000	Chin-Poon Industrial Co Ltd	111,776

625,000	China Development Financial Holding Corp	183,619

74,000	China Life Insurance Co Ltd	57,170

306,000	China Motor Corp	266,108

2,000	Chlitina Holding Ltd	16,468

14,000	Chong Hong Construction Co Ltd	40,022

7,000	Cleanaway Co Ltd	37,407

1,606,000	Coretronic Corp	2,056,564

1,206,000	CTBC Financial Holding Co Ltd	800,553

18,000	CTCI Corp	26,687

96,000	Cyberlink Corp	219,027

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

47,700	Elan Microelectronics Corp	109,303

26,000	Elite Material Co Ltd	70,616

172,000	Far Eastern Department Stores Ltd	95,392

97,000	Farglory Land Development Co Ltd	121,644

265,000	Feng TAY Enterprise Co Ltd	2,007,861

84,000	FLEXium Interconnect Inc	208,651

56,000	Formosa Advanced Technologies Co Ltd	60,483

524,000	Formosa Chemicals & Fibre Corp	1,777,496

100,000	Formosa Petrochemical Corp	365,715

103,000	Formosa Plastics Corp	359,797

503,000	Formosa Taffeta Co Ltd	619,140

320,000	Foxconn Technology Co Ltd	622,832

491,000	Fubon Financial Holding Co Ltd	671,412

15,000	Fusheng Precision Co Ltd	84,795

1,573,000	Gigabyte Technology Co Ltd	2,270,892

24,000	Global Mixed Mode Technology Inc	70,222

61,000	Globalwafers Co Ltd	589,017

2,695,000	Grand Pacific Petrochemical	1,790,862

1,519,400	Great Wall Enterprise Co Ltd	1,850,993

75,000	HannStar Display Corp	16,469

141,000	Highwealth Construction Corp	217,678

17,000	Hiroca Holdings Ltd	34,638

70,000	Holiday Entertainment Co Ltd	147,653

687,000	Holtek Semiconductor Inc	1,457,304

273,000	Hon Hai Precision Industry Co Ltd	638,031

5,000	Hotai Motor Co Ltd	79,956

49,000	Huaku Development Co Ltd	132,554

74,700	IEI Integration Corp	76,742

86,000	International Games System Co Ltd	725,577

1,976,000	Inventec Corp	1,488,736

113,000	Kinpo Electronics	36,602

601,000	Lite-On Semiconductor Corp	571,268

93,000	Lite-On Technology Corp	132,740

41,000	Makalot Industrial Co Ltd	268,812

53,202	Mercuries Life Insurance Co Ltd *	18,150

1,760,232	Mitac Holdings Corp	1,633,854

3,363,000	Nan Ya Plastics Corp	8,351,786

34,000	Nantex Industry Co Ltd	37,994

455,000	Nanya Technology Corp	887,433

1,021,000	Novatek Microelectronics Corp	5,432,711

11,000	On-Bright Electronics Inc	50,685

135,105	OptoTech Corp	88,525

133,000	Pegatron Corp	216,295

161,000	Phison Electronics Corp	1,456,644

4,460,000	Pou Chen Corp	5,062,353

336,000	Quanta Computer Inc	625,484

2,021,000	Radiant Opto-Electronics Corp	6,358,614

145,000	Realtek Semiconductor Corp	916,868

66,600	Ruentex Development Co Ltd	86,095

578,000	Ruentex Industries Ltd	1,264,996

76,000	Sampo Corp	41,402

2,000	Sercomm Corp	4,166

Shares	Description	Value ($)

	Taiwan — continued

10,000	Shanghai Commercial & Savings Bank Ltd (The)	18,366

80,000	Shinkong Insurance Co Ltd	102,149

25,000	Sigurd Microelectronics Corp	22,648

35,800	Simplo Technology Co Ltd	276,916

5,000	Sinbon Electronics Co Ltd	16,827

31,050	Sinmag Equipment Corp	114,636

11,000	Sitronix Technology Corp	43,731

85,000	Soft-World International Corp	190,647

47,000	Standard Chemical & Pharmaceutical Co Ltd	48,730

956,000	Sunplus Technology Co Ltd	370,108

109,500	Syncmold Enterprise Corp	280,383

32,700	TaiDoc Technology Corp	143,683

102,000	Taiwan PCB Techvest Co Ltd	115,355

79,000	Taiwan Sakura Corp	109,984

191,000	Taiwan Semiconductor Manufacturing Co Ltd	1,411,556

95,642	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (b)	3,667,871

453,000	Taiwan Surface Mounting Technology Corp	752,961

16,000	Test Research Inc	27,833

33,000	Tong Hsing Electronic Industries Ltd	105,985

181,843	TOPBI International Holdings Ltd	485,185

145,485	Topco Scientific Co Ltd	377,403

47,000	Topkey Corp	220,529

24,000	Transcend Information Inc	54,403

69,000	Tripod Technology Corp	218,205

22,000	TXC Corp	23,332

801,000	Uni-President Enterprises Corp	2,058,641

44,600	United Integrated Services Co Ltd	205,090

14,000	Vanguard International Semiconductor Corp	26,713

29,000	Wah Lee Industrial Corp	48,932

1,038,000	Walsin Lihwa Corp	515,683

100,000	Waterland Financial Holdings Co Ltd	33,205

40,000	YC INOX Co Ltd	33,948

1,000	Youngtek Electronics Corp	1,342

3,950,000	Yuanta Financial Holding Co Ltd	2,217,706

6,000	Yulon Finance Corp	21,149

4,000	Yulon Nissan Motor Co Ltd	34,275

102,000	Yungtay Engineering Co Ltd	219,444

31,000	Zeng Hsing Industrial Co Ltd	143,334

24,000	Zhen Ding Technology Holding Ltd	70,496

	Total Taiwan	75,632,800

	Thailand — 0.4%

196,800	AP Thailand Pcl NVDR	48,219

87,200	Bangkok Dusit Medical Services Pcl NVDR	70,381

430,100	Com7 Pcl NVDR	265,705

18,789	Delta Electronics Thailand Pcl (Foreign Registered)	37,768

61,300	Land & Houses Pcl NVDR	20,540

376,100	Mega Lifesciences Pcl NVDR	416,680

147,500	Pruksa Holding Pcl NVDR	94,274

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued

2,643,200	PTT Global Chemical Pcl NVDR	5,072,182

1,675,000	PTT Pcl (Foreign Registered)	2,443,748

12,700	Siam Cement Pcl (The) (Foreign Registered)	181,646

384,900	Siamgas & Petrochemicals Pcl NVDR	114,318

149,700	Somboon Advance Technology Pcl NVDR	84,033

204,800	Sri Trang Agro-Industry Pcl NVDR	75,683

802,200	Star Petroleum Refining Pcl	236,826

74,250	Supalai Pcl (Foreign Registered)	52,320

17,475	Supalai Pcl NVDR	12,314

765,700	Thanachart Capital Pcl (Foreign Registered)	1,284,895

351,200	Thanachart Capital Pcl NVDR	589,471

223,500	TTW Pcl NVDR	94,719

	Total Thailand	11,195,722

	Turkey — 0.7%

1,062,633	Akbank TAS	1,093,359

19,588	Aksa Akrilik Kimya Sanayii AS	28,861

79,723	Anadolu Cam Sanayii AS	36,966

8,000	Arcelik AS *	23,927

77,070	Aselsan Elektronik Sanayi Ve Ticaret AS	241,583

61,736	BIM Birlesik Magazalar AS	845,134

645,724	Dogan Sirketler Grubu Holding AS *	118,701

72,752	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	28,861

2,204,744	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	431,431

149,004	Enerjisa Enerji AS	136,836

135,485	Enka Insaat ve Sanayi AS	123,263

344,862	Eregli Demir ve Celik Fabrikalari TAS	429,369

41,065	Ford Otomotiv Sanayi AS	388,237

362,172	Haci Omer Sabanci Holding AS	481,837

1,678,212	KOC Holding AS	4,632,692

22,679	Kordsa Teknik Tekstil AS	46,504

33,728	Koza Altin Isletmeleri AS *	275,623

10,524	Mavi Giyim Sanayi Ve Ticaret AS – Class B	61,786

5,302	Otokar Otomotiv Ve Savunma Sanayi AS	94,040

133,197	Petkim Petrokimya Holding AS *	110,679

112,494	Selcuk Ecza Deposu Ticaret ve Sanayi AS	90,569

634,659	Soda Sanayii AS	757,108

72,049	TAV Havalimanlari Holding AS	314,837

112,278	Tekfen Holding AS	479,876

6,508	Tofas Turk Otomobil Fabrikasi AS	18,914

157,433	Trakya Cam Sanayii AS	76,225

45,403	Tupras-Turkiye Petrol Rafineriler AS	1,021,831

1,433,004	Turkiye Garanti Bankasi AS	1,947,337

542,418	Turkiye Halk Bankasi AS	493,751

3,533,311	Turkiye Is Bankasi – Class C	3,107,935

845,604	Turkiye Sinai Kalkinma Bankasi AS	98,771

18,023	Turkiye Sise ve Cam Fabrikalari AS	16,094

1,007,207	Turkiye Vakiflar Bankasi TAO – Class D	638,263

13,496	Vestel Beyaz Esya Sanayi ve Ticaret AS	31,967

30,766	Vestel Elektronik Sanayi ve Ticaret AS *	51,493

Shares	Description	Value ($)

	Turkey — continued

1,645,800	Yapi ve Kredi Bankasi AS *	562,297

	Total Turkey	19,336,957

	United Arab Emirates — 0.0%

10,230	Abu Dhabi Commercial Bank PJSC	24,841

100,514	Air Arabia PJSC	28,334

83,756	Al Waha Capital PJSC	21,866

97,332	DAMAC Properties Dubai Co PJSC *	22,434

206,172	Dana Gas PJSC	55,435

33,252	Dubai Islamic Bank PJSC	45,329

186,985	Emaar Properties PJSC	226,475

342,641	RAK Properties PJSC *	39,978

	Total United Arab Emirates	464,692

	United Kingdom — 3.6%

599,358	3i Group Plc	7,956,493

702	Admiral Group Plc	18,271

73,582	Ashtead Group Plc	1,727,371

47,569	AstraZeneca Plc	3,505,468

27,784	AVEVA Group Plc	1,298,185

23,159	BAE Systems Plc	132,396

470,189	Barratt Developments Plc	3,316,623

80,805	Bellway Plc	2,806,017

110,021	Berkeley Group Holdings Plc (The)	4,863,578

46,128	Bovis Homes Group Plc	569,193

208,045	BP Plc	1,409,664

170,550	British American Tobacco Plc	5,924,194

35,400	British American Tobacco Plc Sponsored ADR	1,227,318

97,730	Britvic Plc	1,098,969

273,919	BT Group Plc	667,983

14,934	Close Brothers Group Plc	259,479

17,232	CMC Markets Plc	18,944

67,471	Coca-Cola HBC AG *	2,428,859

29,667	Compass Group Plc	671,213

55,918	Computacenter Plc	885,114

13,723	Dart Group Plc	155,438

178	Derwent London Plc (REIT)	7,233

4,275	Direct Line Insurance Group Plc	17,090

29,591	Drax Group Plc	110,277

4,682	Dunelm Group Plc	52,685

42,737	EI Group Plc *	113,903

268,996	Electrocomponents Plc	2,062,356

13,850	EMIS Group Plc	208,399

227,812	Evraz Plc	1,691,145

519,293	Ferrexpo Plc	1,508,676

39,869	Galliford Try Plc	314,509

185,435	GlaxoSmithKline Plc	3,580,001

132,200	GlaxoSmithKline Plc Sponsored ADR	5,108,208

3,611	Go-Ahead Group Plc (The)	85,026

5,303	Grainger Plc	16,836

29,186	Greene King Plc	235,605

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

7,405	Greggs Plc	203,208

5,417	Hikma Pharmaceuticals Plc	107,981

19,600	HSBC Holdings Plc Sponsored ADR	799,092

9,302	Hunting Plc	59,506

255,290	IG Group Holdings Plc	1,767,663

146,469	Imperial Brands Plc	3,541,673

67,498	Inchcape Plc	498,982

91,983	Indivior Plc *	52,948

15,804	Intermediate Capital Group Plc	262,056

105,176	JD Sports Fashion Plc	819,534

77,063	John Laing Group Plc	378,304

1,460,035	Legal & General Group Plc	4,730,981

3,083,800	Lloyds Banking Group Plc	2,228,976

21,385	Lookers Plc	23,138

97,845	Meggitt Plc	605,037

132,021	Mondi Plc	2,732,797

57,877	Morgan Advanced Materials Plc	181,087

4,604	Morgan Sindall Group Plc	74,974

69,095	National Express Group Plc	346,789

22,032	Next Plc	1,606,030

38,000	Nomad Foods Ltd *	806,360

23,094	Numis Corp Plc	78,588

27,681	OneSavings Bank Plc	140,380

63,171	Pagegroup Plc	406,135

6,603	Paragon Banking Group Plc	36,166

2,081	Pennon Group Plc	19,322

394,664	Persimmon Plc	9,817,356

13,827	Phoenix Group Holdings Plc	116,982

135,505	Plus500 Ltd	1,083,795

479,569	QinetiQ Group Plc	1,761,832

15,722	Reckitt Benckiser Group Plc	1,261,916

32,291	Redrow Plc	222,094

6,323	Royal Dutch Shell Plc – Class A	196,086

3,800	Royal Dutch Shell Plc – Class A Sponsored ADR	234,878

12,100	Royal Dutch Shell Plc – Class B Sponsored ADR	760,606

12,791	RPS Group Plc	29,118

3,697	Segro Plc (REIT)	32,546

22,473	Softcat Plc	257,805

16,649	Spectris Plc	522,037

110,474	Spirent Communications Plc	219,276

27,030	SSP Group Plc *	228,751

4,815	St Modwen Properties Plc	26,422

36,890	Stock Spirits Group Plc	109,328

390,713	Tate & Lyle Plc	3,566,435

10,727	Taylor Wimpey Plc	22,412

24,744	Unilever Plc	1,509,526

86,685	Vesuvius Plc	547,213

	Total United Kingdom	101,086,840

Shares	Description	Value ($)

	United States — 5.0%

4,000	1-800-Flowers.com, Inc. – Class A *	73,040

13,049	3M Co. (b)	2,084,578

11,974	Abbott Laboratories (b)	911,581

7,700	Abercrombie & Fitch Co. – Class A	133,210

12,682	Accenture Plc – Class A (b)	2,258,284

54,403	ACCO Brands Corp.	399,862

600	ACI Worldwide, Inc. * (b)	18,876

10,700	Acushnet Holdings Corp. (b)	251,343

16,300	ADTRAN, Inc.	255,584

22,600	AG Mortgage Investment Trust, Inc. (REIT)	348,492

2,200	Agilysys, Inc. *	47,960

2,700	AgroFresh Solutions, Inc. * (b)	6,507

4,300	Alamo Group, Inc.	408,199

500	Allied Motion Technologies, Inc.	16,235

4,700	Alpha & Omega Semiconductor Ltd. *	40,138

3,296	Alphabet, Inc. – Class C *	3,637,564

5,240	Ameresco, Inc.– Class A *	75,980

4,700	America’s Car-Mart, Inc. *	404,670

16,794	American Express Co. (a)	1,926,440

200	American National Bankshares, Inc.	6,976

6,800	American Public Education, Inc. *	190,264

2,600	Amkor Technology, Inc. *	16,848

6,004	Amphenol Corp. – Class A (b)	522,348

6,755	Anthem, Inc.	1,877,755

21,877	Apple, Inc.	3,830,006

81,700	Arbor Realty Trust, Inc. (REIT) (b)	1,005,727

37,000	Archrock, Inc.	328,190

13,500	Ares Commercial Real Estate Corp. (REIT)	198,180

4,700	Armstrong Flooring, Inc. *	49,538

600	Arrow Financial Corp.	19,302

10,500	Atkore International Group, Inc. *	245,595

8,800	Avaya Holdings Corp. *	110,704

10,900	Avid Technology, Inc. * (b)	84,475

23,600	AVX Corp.	349,044

1,300	Axcelis Technologies, Inc. *	19,279

3,600	BancFirst Corp.	188,028

6,000	BankFinancial Corp.	83,400

21,000	Banner Corp.	1,059,660

800	Bar Harbor Bankshares	18,904

4,700	Bassett Furniture Industries, Inc.	69,043

817	BCB Bancorp, Inc.	10,000

2,734	Becton Dickinson and Co.	638,225

1,800	Bel Fuse, Inc. – Class B	31,104

7,600	Benchmark Electronics, Inc.	167,884

1,488	Berkshire Hills Bancorp, Inc.	43,435

2,400	Berry Petroleum Corp.	25,800

2,000	BlackRock TCP Capital Corp.	28,540

46,100	Bloomin’ Brands, Inc.	890,191

489	Booking Holdings, Inc. *	809,891

33,700	Brady Corp. – Class A	1,560,310

25,600	Braemar Hotels & Resorts, Inc. (REIT)	267,264

22,100	Briggs & Stratton Corp.	207,740

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

100	BRT Apartments Corp. (REIT)	1,262

400	Cabot Corp. (b)	15,976

13,000	Calix, Inc. *	78,650

10,300	Camden National Corp.	436,205

1,500	Care.com, Inc. * (b)	21,435

700	Carpenter Technology Corp. (b)	28,392

31,300	Carrols Restaurant Group, Inc. *	266,676

14,700	Cedar Realty Trust, Inc. (REIT)	41,601

15,700	Central Garden & Pet Co. *	441,955

12,700	Central Garden & Pet Co. – Class A *	324,739

2,100	Century Bancorp, Inc. – Class A	188,181

1,500	Chatham Lodging Trust (REIT) (b)	28,560

53,100	Ciena Corp. * (a)	1,855,314

2,700	Cirrus Logic, Inc. *	100,899

29,099	Cisco Systems, Inc. (b)	1,514,021

600	Citi Trends, Inc.	8,208

4,000	Civista Bancshares, Inc.	86,800

9,200	Clarus Corp.	117,300

2,000	CNB Financial Corp.	49,500

63,400	CNO Financial Group, Inc. (b)	996,014

23,775	Coca-Cola Co. (The)	1,168,066

23,816	Cognizant Technology Solutions Corp. – Class A (b)	1,474,925

600	Columbia Sportswear Co.	56,268

3,600	Community Trust Bancorp, Inc.	142,524

20,100	Comtech Telecommunications Corp.	425,115

1,590	Consolidated Water Co. Ltd. (b)	21,544

12,400	Core-Mark Holding Co., Inc.	457,312

59,400	CoreCivic, Inc. (REIT)	1,300,860

14,600	CorePoint Lodging, Inc. (REIT)	176,952

8,366	Costco Wholesale Corp. (b)	2,004,326

1,315	CRA International, Inc.	49,234

15,000	CSG Systems International, Inc. (b)	672,750

2,800	Daktronics, Inc.	17,388

44,400	Designer Brands, Inc. – Class A (a)	803,196

5,100	Digi International, Inc. *	55,539

1,400	Dime Community Bancshares, Inc. (b)	24,892

7,300	Diodes, Inc. * (b)	225,789

1,100	Donegal Group, Inc. – Class A	15,895

2,800	Donnelley Financial Solutions, Inc. *	34,524

3,700	Ducommun, Inc. *	166,981

84,800	Dynex Capital, Inc. (REIT) (b)	466,400

3,000	El Paso Electric Co.	174,600

4,600	Employers Holdings, Inc.	191,084

20,300	Ennis, Inc.	375,956

41,234	Enova International, Inc. * (a)	880,346

1,800	Escalade, Inc.	20,034

1,900	ESSA Bancorp, Inc. (b)	28,785

12,200	Essent Group Ltd. *	572,790

6,700	Ethan Allen Interiors, Inc.	142,174

2,300	EVERTEC Inc	65,918

7,400	Evolution Petroleum Corp.	45,214

Shares	Description	Value ($)

	United States — continued

1,600	Exantas Capital Corp. (REIT)	17,440

8,767	Facebook, Inc. – Class A * (a)	1,555,879

5,600	Farmers National Banc Corp.	75,320

24,200	Federal Signal Corp.	578,138

33,800	Federated Investors, Inc. – Class B (b)	1,031,914

7,900	FedNat Holding Co.	106,808

4,800	Financial Institutions, Inc.	129,744

5,900	First Community Bankshares, Inc.	193,284

15,400	First Defiance Financial Corp.	417,340

3,200	First Financial Corp. (b)	121,056

1,800	First Financial Northwest, Inc.	27,288

800	First of Long Island Corp. (The)	17,080

46,200	Flagstar Bancorp, Inc. (b)	1,454,376

200	Flexsteel Industries, Inc.	3,430

1,800	Flushing Financial Corp.	37,854

1,000	FONAR Corp. *	19,200

5,100	FTI Consulting, Inc. * (b)	427,992

118,800	Fulton Financial Corp. (b)	1,872,288

6,800	FutureFuel Corp.	70,584

100,100	Gannett Co., Inc. (a) (b)	786,786

7,700	Genie Energy Ltd. – Class B	71,918

67,000	GEO Group, Inc. (The) (REIT) (a)	1,469,310

9,557	Global Brass & Copper Holdings, Inc.	416,972

4,400	Gorman-Rupp Co. (The)	130,548

526	Graham Holdings Co. – Class B	357,964

2,100	Great Southern Bancorp, Inc.	115,962

4,400	Greif, Inc. – Class A (b)	155,936

16,200	Griffon Corp.	232,956

7,600	Group 1 Automotive, Inc.	548,644

900	Hallmark Financial Services, Inc. *	10,611

7,300	Harmonic, Inc. * (b)	38,106

18,400	Haverty Furniture Cos, Inc.	320,344

500	Hawkins, Inc.	17,780

10,000	Helen of Troy Ltd. * (b)	1,336,100

50,630	Herman Miller, Inc.	1,796,859

54,500	Hersha Hospitality Trust (REIT) (a)	929,225

700	HMS Holdings Corp. *	21,301

500	Home Bancorp, Inc.	17,825

2,100	HomeTrust Bancshares, Inc.	51,408

5,410	Honeywell International, Inc. (b)	888,917

900	Hub Group, Inc. – Class A *	35,064

600	Hurco Cos, Inc.	21,036

12,200	Hyster-Yale Materials Handling, Inc.	536,556

6,500	ICF International, Inc.	473,785

13,000	IDACORP, Inc. (a) (b)	1,303,510

400	Independence Holding Co.	14,932

19,446	Independent Bank Corp.	411,283

12,200	Information Services Group, Inc. *	37,942

3,900	Ingles Markets, Inc. – Class A	116,259

8,105	Innospec, Inc.	654,154

18,900	Insight Enterprises, Inc. * (b)	972,972

11,800	Inter Parfums, Inc.	764,404

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

21,100	International Bancshares Corp. (a)	769,306

5,800	INTL. FCStone, Inc. * (b)	201,608

18,100	Invesco Mortgage Capital, Inc. (REIT)	278,559

16,700	iStar, Inc. (REIT)	183,867

4,200	Johnson Outdoors, Inc. – Class A	310,002

13,992	Johnson & Johnson	1,835,051

31,226	K12, Inc. * (a)	954,579

5,000	Kimball Electronics, Inc. *	71,250

4,900	Kimball International, Inc. – Class B	75,656

14,900	Knoll, Inc.	292,636

5,100	La-Z-Boy, Inc.	164,169

9,800	Lantheus Holdings, Inc. * (b)	235,102

25,100	Laureate Education, Inc. – Class A *	403,106

3,000	LCNB Corp.	50,910

2,600	Leaf Group Ltd. *	18,694

3,500	Liberty Expedia Holdings, Inc. – Class A *	144,305

20,300	Liberty TripAdvisor Holdings, Inc. – Class A *	216,195

4,100	M/I Homes, Inc. *	112,258

7,300	Macatawa Bank Corp.	74,095

40,000	Mallinckrodt Plc *	347,600

17,600	Marcus Corp. (The)	615,296

1,308	Marlin Business Services Corp. (b)	29,168

2,722	Mastercard, Inc. – Class A	684,556

11,500	Materion Corp. (a)	695,175

12,277	Matrix Service Co. *	222,214

24,111	Medtronic Plc	2,232,196

21,939	Merck & Co., Inc. (a)	1,737,788

1,300	Meridian Bancorp, Inc.	22,451

1,100	Meridian Bioscience, Inc. (b)	12,430

7,400	Meritor, Inc. * (b)	149,184

55,600	MGIC Investment Corp. *	753,380

33,099	Microsoft Corp.	4,093,684

600	MidWestOne Financial Group, Inc.	16,704

2,400	Miller Industries, Inc.	63,720

6,200	Modine Manufacturing Co. *	79,670

1,700	Monarch Casino & Resort, Inc. *	73,151

15,800	Monotype Imaging Holdings, Inc.	257,382

23,400	Moog, Inc. – Class A	1,928,628

17,800	Movado Group, Inc.	458,528

2,100	Mueller Industries, Inc. (b)	56,595

2,200	MutualFirst Financial, Inc.	65,736

600	NACCO Industries, Inc. – Class A	29,976

8,000	National CineMedia, Inc. (b)	52,400

20,700	National General Holdings Corp.	470,304

11,200	Natural Grocers by Vitamin Cottage, Inc. *	115,024

13,300	Nautilus, Inc. * (b)	35,777

2,100	NIC, Inc.	33,516

300	Nicolet Bankshares, Inc. *	17,547

1,742	Northrim BanCorp, Inc.	58,235

60,100	Northwest Bancshares, Inc.	1,007,877

222,300	Office Depot, Inc.	435,708

Shares	Description	Value ($)

	United States — continued

25,400	OFG Bancorp (b)	477,012

200	Oil-Dri Corp. of America	5,878

26,900	Old National Bancorp (b)	428,786

6,700	Olympic Steel, Inc. (b)	82,946

11,206	Oppenheimer Holdings, Inc. – Class A	276,116

70,811	Oracle Corp. (b)	3,583,036

500	Orrstown Financial Services, Inc.	10,620

10,700	Outfront Media, Inc. (REIT)	263,755

1,100	Owens-Illinois, Inc.	17,600

600	Park-Ohio Holdings Corp.	18,732

9,400	PC Connection, Inc.	298,356

800	PCM, Inc. *	20,440

142,400	PDL BioPharma, Inc. * (b)	401,568

400	Penns Woods Bancorp, Inc.	16,736

30,500	PennyMac Financial Services, Inc. (b)	646,905

21,600	PennyMac Mortgage Investment Trust (REIT)	449,280

1,200	Peoples Bancorp, Inc.	37,092

2,837	PepsiCo, Inc.	363,136

9,836	Philip Morris International, Inc.	758,651

58,500	Piedmont Office Realty Trust, Inc. – Class A (REIT) (b)	1,189,305

15,300	PNM Resources, Inc. (b)	720,783

3,100	PolyOne Corp.	77,903

33,500	Popular, Inc. (a)	1,749,035

26,800	Portland General Electric Co.	1,416,648

400	Preformed Line Products Co.	18,804

2,900	Premier Financial Bancorp, Inc.	45,269

4,700	Prestige Consumer Healthcare, Inc. * (b)	136,441

3,600	Protective Insurance Corp. – Class B	61,740

8,300	Provident Financial Services, Inc.	197,872

3,600	Quanex Building Products Corp.	55,836

10,400	Radiant Logistics, Inc. *	66,144

17,100	Rambus, Inc. *	194,256

2,600	Republic Bancorp, Inc. – Class A	119,184

1,500	Resources Connection, Inc.	23,025

19,100	Ribbon Communications, Inc. *	81,557

3,665	Riverview Bancorp, Inc.	28,404

2,600	Rocky Brands, Inc.	63,596

7,500	RTI Surgical Holdings, Inc. * (b)	31,725

9,700	Rudolph Technologies, Inc. *	223,779

500	Rush Enterprises, Inc. – Class A	17,635

35,100	Sanmina Corp. *	933,309

3,700	Seneca Foods Corp. – Class A *	91,390

20,900	Shoe Carnival, Inc.	536,921

8,500	Sierra Bancorp	210,800

2,500	SilverBow Resources, Inc. *	35,675

3,800	Smart & Final Stores, Inc. *	24,738

5,900	Sonic Automotive, Inc. – Class A (b)	102,837

500	Southern Missouri Bancorp, Inc.	16,287

1,200	Southern National Bancorp of Virginia, Inc.	16,572

1,600	Southwest Gas Holdings, Inc. *	136,224

193,200	Southwestern Energy Co. *	693,588

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

2,800	SpartanNash Co.	32,312

3,000	Speedway Motorsports, Inc.	54,480

31,400	Spok Holdings, Inc.	485,130

2,400	SPX Corp. *	71,376

1,200	Standard Motor Products, Inc.	50,856

4,000	Star Group LP	38,760

600	State Auto Financial Corp.	20,514

57,100	Steelcase Inc – Class A (a)	915,884

6,800	Stepan Co. (a)	577,048

3,100	Stoneridge, Inc. * (b)	80,693

17,100	SunCoke Energy, Inc. *	125,514

126,100	Sunstone Hotel Investors, Inc. (REIT) (b)	1,692,262

9,300	Sykes Enterprises, Inc. * (b)	230,268

900	Systemax, Inc. (b)	18,531

15,800	Tech Data Corp. *	1,432,270

118,636	TEGNA, Inc.	1,796,149

3,800	Telenav, Inc. *	28,348

49,900	Telephone & Data Systems, Inc.	1,437,619

4,500	Territorial Bancorp, Inc.	121,050

17,419	Texas Instruments, Inc. (b)	1,816,976

700	Timberland Bancorp, Inc.	17,066

39,300	Timken Co. (The)	1,729,593

29,448	TJX Cos., Inc. (The) (a)	1,480,940

22,400	Tower International, Inc.	390,432

9,800	Tredegar Corp.	152,782

9,700	Tribune Publishing Co. *	95,254

13,300	TriCo Bancshares	496,090

8,500	Trinseo SA	313,140

1,300	Triple-S Management Corp. – Class B *	31,850

2,400	TrustCo Bank Corp. NY	17,712

1,200	Twin Disc, Inc. *	17,304

45,500	Unisys Corp. *	441,350

1,200	United Community Financial Corp.	10,992

1,254	United Security Bancshares	12,791

3,200	United States Cellular Corp. * (b)	139,360

9,026	UnitedHealth Group, Inc. (a)	2,182,487

5,474	United Technologies Corp. (b)	691,366

16,400	Universal Corp. (b)	926,928

2,800	Universal Forest Products, Inc.	90,300

700	Univest Financial Corp	16,716

40,843	US Bancorp (b)	2,050,319

5,800	Valhi, Inc.	11,600

8,000	Vectrus, Inc. *	282,320

15,900	Vera Bradley, Inc. * (b)	174,105

6,600	Veritiv Corp. *	116,556

29,400	Verso Corp. – Class A * (a)	506,268

1,900	Village Super Market, Inc. – Class A	50,312

3,700	Visa, Inc. – Class A	596,921

92,600	Vishay Intertechnology, Inc. (a) (b)	1,411,224

7,653	Vishay Precision Group, Inc. *	274,130

161,900	W&T Offshore, Inc. *	679,980

8,600	Waterstone Financial, Inc.	141,986

Shares	Description	Value ($)

	United States — continued

4,000	Watts Water Technologies, Inc. – Class A	325,560

3,700	Weis Markets, Inc. (b)	139,860

41,199	Wells Fargo & Co.	1,828,000

2,100	West Bancorporation, Inc.	43,680

3,900	Weyco Group, Inc.	97,578

500	Willis Lease Finance Corp. *	24,900

29,000	World Fuel Services Corp. (a)	845,060

80,704	Xenia Hotels & Resorts, Inc. (REIT) (b)	1,687,521

7,400	Zix Corp. * (b)	66,304

29,500	Zumiez, Inc. *	583,510

	Total United States	143,260,708

	TOTAL COMMON STOCKS (COST $1,418,290,995)	1,353,415,043

	PREFERRED STOCKS (e)— 0.8%

	Brazil — 0.2%

159,100	Banco do Estado do Rio Grande do Sul SA – Class B	962,965

374,400	Braskem SA – Class A	4,081,814

7,400	Cia Paranaense de Energia – Class B	90,521

2,100	Companhia de Transmissao de Energia Eletrica Paulista	12,095

26,800	Telefonica Brasil SA	328,174

	Total Brazil	5,475,569

	Colombia — 0.0%

2,263	Banco Davivienda SA	25,564

30,990	Grupo Aval Acciones y Valores SA	10,779

	Total Colombia	36,343

	Germany — 0.1%

1,054	Bayerische Motoren Werke AG	62,368

742	Draegerwerk AG & Co KGaA	40,010

9,257	Henkel AG & Co KGaA	845,947

6,090	Sixt SE	424,689

6,941	Volkswagen AG	1,079,043

	Total Germany	2,452,057

	Russia — 0.1%

91	AK Transneft PJSC	224,459

6,817	Bashneft PJSC	177,901

722,020	Sberbank of Russia PJSC	2,263,249

1,825,300	Surgutneftegas PJSC	1,130,192

	Total Russia	3,795,801

	South Korea — 0.4%

1,212	Hyundai Motor Co (d)	79,768

1,114	Hyundai Motor Co (d)	80,111

38,442	LG Electronics Inc	1,025,265

316,358	Samsung Electronics Co Ltd	9,218,370

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares / Par Value†	Description	Value ($)

	South Korea — continued

1,079	Samsung Electronics Co Ltd GDR	776,717

	Total South Korea	11,180,231

	Sweden — 0.0%

2,374	Akelius Residential Property AB	86,184

	Taiwan — 0.0%

14,463	CTBC Financial Holding Co Ltd (f)	29,365

	TOTAL PREFERRED STOCKS (COST $23,830,744)	23,055,550

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

1,274	Frasers Centrepoint Trust (REIT), Expires 06/10/19 * (f)	65

	Spain — 0.0%

62,811	Almirall SA, Expires 06/04/19 *	14,034

	TOTAL RIGHTS/WARRANTS (COST $14,291)	14,099

	INVESTMENT FUNDS — 0.0%

	United States — 0.0%

12,938	iShares Core MSCI Emerging Markets ETF	635,515

	TOTAL INVESTMENT FUNDS (COST $663,461)	635,515

	DEBT OBLIGATIONS — 14.2%

	United States — 14.2%

	Asset-Backed Securities — 1.1%

3,056,888	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 2.64%, due 01/25/23	2,999,725

154,898	AMMC CLO 21 Ltd., Series 17-21A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.43%, due 11/02/30	154,994

283,218	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.53%, due 07/24/29	283,497

362,558	AMMC CLO XIV Ltd., Series 14-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.53%, due 07/25/29	362,551

63,590	Anchorage Capital CLO Ltd., Series 15-6A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.50%, due 07/15/30	63,620

597,850	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.20%, due 04/15/31	597,275

271,250	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 04/20/31	271,246

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

217,000	Ares XXXIIR CLO Ltd., Series 14-32RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.12%, due 05/15/30	216,998

291,207	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.13%, due 11/17/27	291,205

253,179	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.34%, due 07/26/31	253,175

188,243	Avery Point III CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.72%, due 01/18/25	188,433

374,831	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.68%, due 04/25/26	374,886

664,232	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.74%, due 07/20/25	664,274

260,400	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.20%, due 04/15/30	260,396

739,495	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.43%, due 10/25/37	735,772

461,119	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.86%, 3.28%, due 04/25/36	460,876

67,122	Benefit Street Partners CLO III Ltd., Series 13-IIIA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.44%, due 07/20/29	67,134

38,750	Black Diamond CLO Ltd., Series 17-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.58%, due 04/24/29	38,767

325,500	BlueMountain CLO Ltd., Series 15-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 3.14%, due 04/20/30	325,495

217,000	BlueMountain CLO Ltd., Series 15-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 04/20/31	216,996

228,230	Brookside Mill CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 01/17/28	228,226

420,592	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.30%, due 07/15/31	420,585

247,836	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 04/22/30	247,800

309,795	CIFC Funding II Ltd., Series 13-2A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.25%, due 10/18/30	309,774

86,800	CIFC Funding III Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.39%, due 07/20/30	86,811

397,842	CIFC Funding IV Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.33%, due 10/24/30	397,890

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

2,459,799	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	98,392

457,734	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 04/20/31	457,727

224,014	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.75%, due 01/16/26	224,049

304,330	Dryden 30 Senior Loan Fund, Series 13-30A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.12%, due 11/15/28	304,327

713,333	Elevation CLO Ltd., Series 16-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.38%, due 10/25/31	713,270

103,265	Elevation CLO Ltd., Series 14-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.25%, due 10/15/29	103,263

118,755	Galaxy XV CLO Ltd., Series 13-15A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.25%, due 10/15/30	118,889

419,244	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.12%, due 05/16/31	419,207

141,388	GCO Education Loan Funding Trust, Series 06-1, Class A9L, Variable Rate, 3 mo. LIBOR + 0.16%, 2.81%, due 05/25/26	140,913

527,195	Goldentree Loan Management US CLO 2 Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 11/28/30	527,138

285,338	Goldentree Loan Opportunities XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.20%, due 01/18/31	285,311

361,427	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.23%, due 01/27/31	361,385

78,486	Halcyon Loan Advisors Funding Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.75%, due 04/15/25	78,511

52,227	Halcyon Loan Advisors Funding Ltd., Series 13-1X, Class A1, Variable Rate, 3 mo. LIBOR + 1.15%, 3.75%, due 04/15/25	52,244

278,303	Highbridge Loan Management Ltd., Series 6A-2015, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.22%, due 02/05/31	278,299

51,633	Highbridge Loan Management Ltd., Series 3A-2014, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.40%, due 07/18/29	51,638

103,265	Highbridge Loan Management Ltd., Series 13-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.24%, due 10/20/29	103,277

429,660	ICG US CLO Ltd., Series 14-2A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 3.15%, due 01/15/31	429,653

206,530	Jamestown CLO X Ltd., Series 17-10A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.49%, due 07/17/29	206,611

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

188,449	KeyCorp Student Loan Trust, Series 00-A, Class A2, Variable Rate, 3 mo. LIBOR + 0.32%, 2.84%, due 05/25/29	187,679

667,200	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 2.89%, due 07/25/29	660,430

29,860	KeyCorp Student Loan Trust, Series 06-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.31%, 2.92%, due 09/27/35	29,856

386,531	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.29%, due 04/20/31	386,525

81,525	KKR CLO Ltd., Series 9, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.55%, due 07/15/30	81,549

454,328	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 04/20/31	454,320

308,164	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.54%, due 07/20/30	308,434

206,857	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.68%, due 02/25/30	204,545

460,112	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.43%, 2.86%, due 04/25/31	457,745

1,160,623	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 2.70%, due 06/25/37	1,146,287

520,800	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 04/19/30	520,777

427,091	Magnetite IX Ltd., Series 14-9A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.58%, due 07/25/26	427,147

1,707,244	Montana Higher Education Student Assistance Corp., Series 12-1, Class A2, Variable Rate, 1 mo. LIBOR + 1.00%, 3.49%, due 05/20/30	1,711,373

433,713	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.25%, due 01/16/31	432,381

338,274	Mountain View CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.35%, due 10/12/30	336,821

1,398,308	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 2.66%, due 03/26/29	1,388,715

33,513	Nationslink Funding Corp. Commercial Loan Pass Through Certificate, Series 99-LTL1, Class D, 144A, 6.45%, due 01/22/26	33,654

114,115	Neuberger Berman CLO XV, Series 13-15A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.25%, due 10/15/29	114,107

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

92,293	Neuberger Berman CLO XVII Ltd., Series 14-17A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.59%, due 04/22/29	92,331

162,166	Newcastle CDO V Ltd., Series 04-5A, Class 3, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.20%, due 12/24/39	162,115

129,217	Octagon Investment Partners XV Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.39%, due 07/19/30	129,222

389,416	Octagon Investment Partners XVII Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.18%, due 01/25/31	389,410

88,513	OFSI Fund V Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.45%, due 08/16/29	88,545

163,050	OHA Credit Partners XIV Ltd., Series 17-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 01/21/30	163,034

227,183	OZLM Funding Ltd., Series 13-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.24%, due 10/22/30	227,167

65,764	OZLM XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.33%, due 10/30/30	65,768

258,163	Shackleton CLO Ltd., Series 13-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.20%, due 07/15/30	258,158

331,515	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 3.69%, due 05/15/26	331,859

51,633	Telos CLO Ltd., Series 13-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.59%, due 07/17/19	51,652

636,533	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.34%, due 04/17/28	636,522

578,284	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.34%, due 01/17/30	578,274

51,538	THL Credit Wind River CLO Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.49%, due 07/20/30	51,564

278,816	THL Credit Wind River CLO Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.12%, due 11/20/30	278,814

703,700	TICP CLO I-2 Ltd., Series 18-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 3.22%, due 04/26/28	703,700

283,975	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	282,297

490,186	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.68%, due 05/25/47	491,540

154,898	Voya CLO Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.39%, due 07/20/30	154,890

Par Value† / Shares	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

464,692	Voya CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.20%, due 10/15/30	464,685

206,150	Voya CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 3.23%, due 04/18/31	206,146

	Total Asset-Backed Securities	30,162,543

	U.S. Government — 13.1%

24,976,755	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (g)	25,223,824

17,301,858	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (g)	17,224,366

65,236,734	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (g)	66,419,934

69,635,360	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (g)	69,695,431

31,714,789	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (g)	32,031,714

78,651,673	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a) (g)	87,710,778

4,814,485	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (g)	4,985,652

5,782,630	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (g)	6,045,477

53,411,702	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (g)	63,939,601

	Total U.S. Government	373,276,777

	Total United States	403,439,320

	TOTAL DEBT OBLIGATIONS (COST $396,748,167)	403,439,320

	MUTUAL FUNDS — 33.6%

	United States — 33.6%

	Affiliated Issuers — 33.6%

4,723,676	GMO Emerging Country Debt Fund, Class IV	128,389,522

10,839,176	GMO Emerging Markets Fund, Class VI	337,315,154

6,889,905	GMO Opportunistic Income Fund, Class VI	184,029,366

3,369,990	GMO Risk Premium Fund, Class VI	90,686,436

3,981,325	GMO SGM Major Markets Fund, Class VI	128,278,283

4,898,738	GMO Special Opportunities Fund, Class VI	88,863,097

	TOTAL MUTUAL FUNDS (COST $927,659,457)	957,561,858

	SHORT-TERM INVESTMENTS — 4.9%

	Money Market Funds — 0.3%

7,175,688	State Street Institutional Treasury Money Market Fund-Premier Class, 2.30% (h)	7,175,688

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value† / Shares	Description	Value ($)

	Repurchase Agreements — 4.6%

131,319,166	Nomura Securities International Inc. Repurchase Agreement, dated 05/31/19, maturing on 06/03/19 with a maturity value of $131,345,977 and an effective yield of 2.45%, collateralized by a U.S. Treasury Note with maturity date 05/31/23 and a market value of $134,313,885.	131,319,166

	TOTAL SHORT-TERM INVESTMENTS (COST $138,494,854)	138,494,854

	TOTAL INVESTMENTS — 101.0% (Cost $2,905,701,969)	2,876,616,239

	SECURITIES SOLD SHORT — (1.1)%

	Common Stocks — (1.1)%

	Austria — (0.0)%

(5,255)	IMMOFINANZ AG *	(133,573)

(1,078)	Schoeller-Bleckmann Oilfield Equipment AG	(84,925)

	Total Austria	(218,498)

	Brazil — (0.2)%

(152,100)	Pagseguro Digital Ltd. – Class A *	(4,870,242)

(12,400)	StoneCo Ltd. – Class A *	(312,480)

	Total Brazil	(5,182,722)

	Canada — (0.1)%

(56,400)	Agnico Eagle Mines Ltd	(2,458,476)

(8,550)	Algonquin Power & Utilities Corp	(99,608)

(78,900)	AltaGas Ltd	(1,138,901)

	Total Canada	(3,696,985)

	Denmark — (0.1)%

(18,266)	Ambu A/S – Class B	(282,497)

(112)	AP Moller – Maersk A/S – Class A	(113,780)

(382)	AP Moller – Maersk A/S – Class B	(407,931)

(4,263)	Demant A/S *	(142,371)

(2,319)	Dfds A/S	(88,220)

(764)	Drilling Co of 1972 A/S (The) *	(48,802)

(3,000)	FLSmidth & Co A/S	(117,867)

(9,825)	ISS A/S	(276,739)

(9,277)	Jyske Bank A/S (Registered)	(350,803)

(2,356)	Orsted A/S	(187,536)

(1,403)	Ringkjoebing Landbobank A/S	(92,349)

(824)	Rockwool International A/S – B Shares	(209,617)

(4,270)	Sydbank A/S	(80,056)

(1,445)	Tryg A/S	(45,164)

	Total Denmark	(2,443,732)

	France — (0.0)%

(1,605)	Iliad SA	(185,233)

(1,646)	Wendel SA	(209,494)

	Total France	(394,727)

Shares	Description	Value ($)

	Germany — (0.1)%

(235,187)	Deutsche Bank AG (Registered)	(1,594,935)

(17,400)	QIAGEN NV *	(662,592)

	Total Germany	(2,257,527)

	Israel — (0.0)%

(23,100)	Tower Semiconductor Ltd *	(344,190)

	Italy — (0.1)%

(40,704)	Brembo SPA	(436,994)

(7,850)	Cerved Group SPA	(68,841)

(553,553)	Saipem SPA *	(2,356,699)

	Total Italy	(2,862,534)

	Japan — (0.3)%

(18,000)	Acom Co Ltd	(59,977)

(900)	Cosmos Pharmaceutical Corp	(142,019)

(4,000)	CyberAgent Inc	(152,937)

(143)	Invincible Investment Corp (REIT)	(76,101)

(38,300)	Japan Lifeline Co Ltd	(607,307)

(29,400)	JGC Corp	(389,785)

(2,400)	JINS Inc	(142,633)

(54,000)	Kansai Paint Co Ltd	(1,016,702)

(13,500)	Keikyu Corp	(227,771)

(17,900)	Kyushu Electric Power Co Inc	(176,640)

(23)	Mitsui Fudosan Logistics Park Inc (REIT)	(73,118)

(61,900)	Mitsui OSK Lines Ltd	(1,308,908)

(7,000)	Nihon M&A Center Inc	(172,594)

(12,000)	Nippon Paint Holdings Co Ltd	(471,321)

(47,000)	Nippon Yusen KK	(706,429)

(1,100)	Nitori Holdings Co Ltd	(130,531)

(205,600)	Orient Corp	(211,106)

(2,000)	Park24 Co Ltd	(37,504)

(3,200)	Saizeriya Co Ltd	(71,298)

(200)	Shochiku Co Ltd	(23,321)

(5,200)	Sysmex Corp	(359,497)

(3,600)	Tsuruha Holdings Inc	(287,360)

(4,600)	Universal Entertainment Corp	(133,845)

(8,400)	Welcia Holdings Co Ltd	(293,806)

(5,900)	ZOZO Inc	(100,853)

	Total Japan	(7,373,363)

	Netherlands — (0.0)%

(14,700)	InterXion Holding NV *	(1,083,537)

	Norway — (0.0)%

(12,133)	Wallenius Wilhelmsen ASA	(33,982)

	Peru — (0.0)%

(18,200)	Southern Copper Corp.	(613,886)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Singapore — (0.0)%

(134,600)	Singapore Post Ltd	(90,675)

(1,300)	UOL Group Ltd	(6,404)

	Total Singapore	(97,079)

	Spain — (0.0)%

(120)	Bolsas y Mercados Espanoles SHMSF SA	(3,146)

(7,606)	Cellnex Telecom SA *	(266,532)

(426)	Inmobiliaria Colonial Socimi SA (REIT)	(4,715)

(9,390)	Masmovil Ibercom SA *	(208,934)

(24,747)	Merlin Properties Socimi SA (REIT)	(329,171)

	Total Spain	(812,498)

	Sweden — (0.1)%

(9,300)	Spotify Technology SA *	(1,167,894)

	Switzerland — (0.0)%

(68,581)	Credit Suisse Group AG (Registered) *	(775,987)

	United Kingdom — (0.1)%

(40,135)	Cobham Plc *	(50,536)

(17,211)	Dechra Pharmaceuticals Plc	(592,465)

(65,418)	G4S Plc	(172,815)

(43,956)	GVC Holdings Plc	(332,159)

Shares	Description	Value ($)

	United Kingdom — continued

(68,106)	Just Eat Plc *	(517,143)

(9,422)	Mediclinic International Plc	(35,890)

(204,483)	Melrose Industries Plc	(422,270)

(792)	Rhi Magnesita NV	(47,900)

(1,074)	Ted Baker Plc	(18,405)

(85,270)	TP ICAP Plc	(295,546)

(6,664)	Travis Perkins Plc	(103,530)

	Total United Kingdom	(2,588,659)

	United States — (0.0)%

(1)	Newmont Goldcorp Corp.	(19)

	TOTAL COMMON STOCKS (PROCEEDS $34,007,078)	(31,947,819)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $34,007,078)	(31,947,819)

	Other Assets and Liabilities (net) — 0.1%	2,360,322

	TOTAL NET ASSETS — 100.0%	$2,847,028,742

A summary of outstanding financial instruments at May 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appre- ciation (Depre- ciation) ($)
06/17/2019	BOA	AUD	5,914,251	USD	4,127,497	23,050
06/17/2019	BCLY	CHF	2,084,405	USD	2,079,373	(5,022)
08/20/2019	BCLY	EUR	27,538,236	USD	31,049,298	87,831
08/20/2019	BCLY	GBP	16,052,177	USD	20,641,253	270,253
07/19/2019	MSCI	JPY	2,874,631,956	USD	25,855,192	(767,371)
06/17/2019	BCLY	NOK	33,568,132	USD	3,856,838	19,277
06/17/2019	GS	SEK	46,163,916	USD	4,806,508	(64,630)
07/19/2019	GS	USD	2,179,601	JPY	236,572,600	11,347

						$(425,265)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
56	Mini MSCI Emerging Markets	June 2019	$2,800,560	$(101,132)

Sales
1,739	S&P 500 E-Mini	June 2019	$239,338,570	$1,465,511

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

Reverse Repurchase Agreements

Average balance outstanding	$(13,875,000)

Average interest rate (net)	(2.59)%

Maximum balance outstanding	$(13,875,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the period.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	902,798	05/18/2020	Monthly	—	(32,105)	(32,105)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	7,804,186	05/18/2020	Monthly	—	19,226	19,226
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	6,494,482	05/18/2020	Monthly	—	(122,533)	(122,533)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	2,568,780	05/18/2020	Monthly	—	(4,112)	(4,112)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,463,460	05/18/2020	Monthly	—	(24,150)	(24,150)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	263,813	05/18/2020	Monthly	—	19,418	19,418
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	32,893	05/18/2020	Monthly	—	(416)	(416)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	607,276	05/18/2020	Monthly	—	(7,953)	(7,953)

							$—	$(152,625)	$(152,625)

As of May 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CDO - Collateralized Debt Obligation

CLO - Collateralized Loan Obligation

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

CVA - Certificaaten van aandelen (Share Certificates)

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multiple (Multi-purpose Financial Company).

The rates shown on variable rate notes are the current interest rates at May 31, 2019, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security is out on loan.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	Securities are traded on separate exchanges for the same entity.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	Investment valued using significant unobservable inputs.

(g)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(h)	The rate disclosed is the 7 day net yield as of May 31, 2019.

(i)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

GS - Goldman Sachs International

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

USD - United States Dollar

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

929,286	GMO Alpha Only Fund, Class IV	17,953,808

8,057,809	GMO Alternative Allocation Fund, Class VI	160,189,234

8,003,484	GMO Asset Allocation Bond Fund, Class VI	179,998,348

12,370,075	GMO Core Plus Bond Fund, Class IV	270,780,936

2,341,656	GMO Emerging Country Debt Fund, Class IV	63,646,209

10,499,888	GMO Emerging Markets Fund, Class VI	326,756,501

19,044,520	GMO International Equity Fund, Class IV	370,987,254

1,368,013	GMO Opportunistic Income Fund, Class VI	36,539,616

6,083,063	GMO Quality Fund, Class VI	137,233,908

651,076	GMO Risk Premium Fund, Class VI	17,520,444

10,541,935	GMO U.S. Equity Fund, Class VI	131,985,027

5,609,961	GMO U.S. Treasury Fund	28,049,807

	TOTAL MUTUAL FUNDS (COST $1,773,812,641)	1,741,641,092

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%

27,955	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .28%, 2.71%, due 02/25/36	13,382

17,859	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .50%, 2.93%, due 10/25/34	16,783

16,783	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 2.68%, due 02/26/34	15,956

	Total Asset-Backed Securities	46,121

	TOTAL DEBT OBLIGATIONS (COST $42,464)	46,121

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

209,145	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (a)	209,145

	TOTAL SHORT-TERM INVESTMENTS (COST $209,145)	209,145

	TOTAL INVESTMENTS — 100.0% (Cost $1,774,064,250)	1,741,896,358

	Other Assets and Liabilities (net) — (0.0%)	(34,289)

	TOTAL NET ASSETS — 100.0%	$1,741,862,069

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

The rates shown on variable rate notes are the current interest rates at May 31, 2019, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2019.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

1,388,375	GMO Emerging Markets Fund, Class VI	43,206,244

10,316,449	GMO International Equity Fund, Class IV	200,964,425

4,127,808	GMO Quality Fund, Class VI	93,123,339

7,473,506	GMO U.S. Equity Fund, Class VI	93,568,293

	TOTAL MUTUAL FUNDS (COST $452,526,101)	430,862,301

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

182,058	State Street Institutional Treasury Money Market Fund – Premier Class 2.30% (a)	182,058

	TOTAL SHORT-TERM INVESTMENTS (COST $182,058)	182,058

	TOTAL INVESTMENTS — 100.0% (Cost $452,708,159)	431,044,359

	Other Assets and Liabilities (net) — (0.0%)	(57,688)

	TOTAL NET ASSETS — 100.0%	$430,986,671

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2019.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

13,368,774	GMO Emerging Markets Fund, Class VI	416,036,246

31,786,574	GMO International Equity Fund, Class IV	619,202,455

9,485,972	GMO Quality Fund, Class VI	214,003,533

20,922,453	GMO U.S. Equity Fund, Class VI	261,949,111

	TOTAL MUTUAL FUNDS (COST $1,630,670,140)	1,511,191,345

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

541,067	State Street Institutional Treasury Money Market Fund – Premier Class 2.30% (a)	541,067

	TOTAL SHORT-TERM INVESTMENTS (COST $541,067)	541,067

	TOTAL INVESTMENTS — 100.0% (Cost $1,631,211,207)	1,511,732,412

	Other Assets and Liabilities (net) — (0.0%)	(86,326)

	TOTAL NET ASSETS — 100.0%	$1,511,646,086

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2019.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 71.7%

	Australia — 1.1%

665,888	Accent Group Ltd	684,731

200,546	Adairs Ltd	292,737

116,735	Alliance Aviation Services Ltd	213,703

64,203	Altium Ltd	1,364,455

194,877	Appen Ltd	3,487,491

121,663	Austal Ltd	245,928

21,698	Australia & New Zealand Banking Group Ltd	418,058

1,120,157	Australian Pharmaceutical Industries Ltd	1,008,290

74,668	Aventus Group (REIT)	119,604

1,038,875	Beach Energy Ltd	1,295,580

179,104	Bravura Solutions Ltd	697,112

198,495	Brickworks Ltd	2,241,681

534,509	Caltex Australia Ltd	9,766,196

51,898	Charter Hall Education Trust (REIT)	130,325

212,551	Charter Hall Group (REIT)	1,526,178

290,978	Charter Hall Retail (REIT)	891,406

112,691	Codan Ltd	255,225

487,962	Cromwell Property Group (REIT)	390,951

44,228	CSR Ltd	121,893

11,287	Dexus (REIT)	101,013

524,823	Downer EDI Ltd	2,583,396

997,003	Fortescue Metals Group Ltd	5,544,077

448,224	GDI Property Group (REIT)	411,350

399,270	Genworth Mortgage Insurance Australia Ltd	745,937

20,424	GPT Group (The) (REIT)	81,713

61,648	GWA Group Ltd	149,316

86,251	IDP Education Ltd	1,018,494

400,312	Macquarie Group Ltd	33,306,965

74,804	Mineral Resources Ltd	777,651

339,327	Mirvac Group (REIT)	715,073

427,885	Mount Gibson Iron Ltd	361,036

847,292	New Hope Corp Ltd	1,535,532

285,896	OZ Minerals Ltd	1,788,835

462,084	Sandfire Resources NL	1,968,538

2,805,465	Scentre Group (REIT)	7,405,093

86,765	Service Stream Ltd	148,989

1,089,593	Southern Cross Media Group Ltd	938,483

182,403	Stockland (REIT)	559,886

185,047	Super Retail Group Ltd	1,185,744

298,897	Tassal Group Ltd	997,712

25,343	Virtus Health Ltd	69,518

750,451	Viva Energy (REIT)	1,347,707

652,246	Viva Energy Group Ltd	964,870

212,551	Whitehaven Coal Ltd	576,223

29,016	WiseTech Global Ltd	485,974

	Total Australia	90,920,669

Shares	Description	Value ($)

	Austria — 0.1%

20,243	FACC AG	286,020

112,602	OMV AG	5,284,888

7,001	POLYTEC Holding AG	70,480

14,552	S IMMO AG	331,643

36,912	Vienna Insurance Group AG Wiener Versicherung Gruppe	903,255

	Total Austria	6,876,286

	Belgium — 0.1%

287,437	AGFA-Gevaert NV *	1,168,268

9,106	Barco NV	1,770,801

4,497	KBC Group NV	295,175

88,687	UCB SA	6,780,096

	Total Belgium	10,014,340

	Brazil — 2.1%

191,700	Atacadao SA	1,130,966

408	Banco Bradesco SA	3,395

848,400	Banco BTG Pactual SA	10,103,526

738,300	Banco do Brasil SA	9,755,694

2,047,200	Banco Santander Brasil SA	23,842,567

2,632,800	Cia de Saneamento Basico do Estado de Sao Paulo	29,662,990

250,300	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,810,869

115,700	Cia de Saneamento de Minas Gerais-COPASA	1,832,235

32,800	Cia Hering	245,669

50,200	Construtora Tenda SA	261,366

281,900	Enauta Participacoes SA	915,971

195,200	Estacio Participacoes SA	1,465,014

437,000	Grendene SA	786,254

57,600	Guararapes Confeccoes SA	228,994

9,502,200	JBS SA	52,935,968

122,400	Kroton Educacional SA	322,536

196,100	Mahle-Metal Leve SA	1,139,933

1,820,300	MRV Engenharia e Participacoes SA	7,978,990

1,702,864	Oi SA	3,116,241

3,957,700	Petrobras Distribuidora SA	25,769,756

19,900	Porto Seguro SA	268,785

50,700	Transmissora Alianca de Energia Eletrica SA	342,785

372,700	Tupy SA	1,865,423

	Total Brazil	176,785,927

	Canada — 1.6%

139,500	AGF Management Ltd – Class B	524,312

14,800	Bank of Montreal (a)	1,074,413

151,400	Bank of Montreal (a)	10,993,154

97,100	Bird Construction Inc	404,464

72,748	BRP Inc	2,176,627

69,200	Canaccord Genuity Group Inc	254,969

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

169,400	Canadian National Railway Co	15,007,146

74,600	Canfor Corp *	485,706

82,600	Canfor Pulp Products Inc	682,629

46,200	Celestica Inc *	290,545

11,800	Cogeco Inc	737,456

52,100	Dundee Precious Metals Inc *	144,165

44,700	Enerflex Ltd	541,387

54,700	Magna International Inc (a)	2,342,840

10,000	Magna International Inc (a)	429,400

13,500	Morguard North American Residential Real Estate Investment Trust	180,386

403,700	Rogers Sugar Inc	1,747,296

576,100	Royal Bank of Canada (a)	43,297,009

71,400	Royal Bank of Canada (a)	5,365,710

140,500	Russel Metals Inc	2,219,351

203,600	Sun Life Financial Inc	7,911,896

60,800	TFI International Inc	1,853,329

635,700	Toronto-Dominion Bank (The)	34,757,495

79,400	Transat AT Inc *	703,180

121,420	Transcontinental Inc – Class A	1,283,732

20,400	Wajax Corp	229,266

29,400	West Fraser Timber Co Ltd	1,146,113

31,200	Westshore Terminals Investment Corp	511,767

	Total Canada	137,295,743

	Chile — 0.0%

50,600	Enel Americas SA ADR	404,294

	China — 10.3%

4,958,000	361 Degrees International Ltd	919,808

994,000	7Road Holdings Ltd	173,960

510,000	AAC Technologies Holdings Inc	2,707,746

13,787,000	Agile Group Holdings Ltd	17,401,455

14,904,600	Agricultural Bank of China Ltd – Class A	7,939,650

110,998,000	Agricultural Bank of China Ltd – Class H	47,633,901

80,000	Alibaba Group Holding Ltd Sponsored ADR * (b)	11,940,800

1,248,419	Anhui Conch Cement Co Ltd – Class A	7,134,594

2,776,000	Anhui Conch Cement Co Ltd – Class H	16,265,534

234,600	Anhui Expressway Co Ltd – Class A	209,684

425,600	Anhui Xinhua Media Co Ltd – Class A	373,172

56,000	ANTA Sports Products Ltd	344,864

19,240,000	BAIC Motor Corp Ltd – Class H	11,923,629

47,664,000	Bank of China Ltd – Class H	19,762,969

40,104,000	Bank of Communications Co Ltd – Class H	31,429,319

284,000	Beijing Enterprises Water Group Ltd. *	150,740

3,265,075	Beijing North Star Co Ltd – Class A	1,703,282

756,500	BYD Electronic International Co Ltd	996,835

557,000	CAR Inc *	438,320

552,000	CGN Power Co Ltd – Class H	151,972

30,100	Changyou.com Ltd ADR *	552,636

Shares	Description	Value ($)

	China — continued

21,188,000	China CITIC Bank Corp Ltd – Class H	12,044,491

23,024,000	China Communications Services Corp Ltd – Class H	17,216,071

17,818,503	China Construction Bank Corp – Class A	17,994,071

24,564,000	China Construction Bank Corp – Class H	19,446,113

2,787,000	China Everbright Bank Co Ltd – Class H	1,259,156

389,000	China Evergrande Group	1,035,963

3,659,000	China Greenfresh Group Co Ltd *	411,059

3,807,000	China Huarong Asset Management Co Ltd – Class H	645,994

6,884,000	China Jinmao Holdings Group Ltd	3,974,476

8,954,000	China Lesso Group Holdings Ltd	5,713,408

93,000	China Life Insurance Co Ltd – Class H	216,625

1,571,000	China Lilang Ltd	1,396,443

7,870,000	China Machinery Engineering Corp – Class H	3,465,637

6,216,000	China Minsheng Banking Corp Ltd – Class H	4,523,337

1,772,000	China Mobile Ltd	15,478,344

588,940	China National Chemical Engineering Co Ltd – Class A	516,131

1,708,000	China Oriental Group Co Ltd	990,543

292,000	China Overseas Grand Oceans Group Ltd	126,564

6,876,000	China Overseas Land & Investment Ltd	23,824,243

13,500	China Petroleum & Chemical Corp ADR	892,485

4,284,745	China Petroleum & Chemical Corp – Class A	3,355,565

42,476,000	China Petroleum & Chemical Corp – Class H	28,222,084

25,506,200	China Railway Construction Corp Ltd – Class H	29,809,317

7,585,000	China Railway Group Ltd – Class H	5,675,622

2,234,000	China Resources Cement Holdings Ltd	1,937,051

240,000	China Resources Gas Group Ltd	1,150,754

4,522,000	China Resources Land Ltd	18,395,386

8,504,500	China Resources Pharmaceutical Group Ltd	11,135,060

4,113,000	China SCE Group Holdings Ltd	1,861,071

2,460,863	China Shenhua Energy Co Ltd – Class A	6,550,200

6,323,000	China Shenhua Energy Co Ltd – Class H	13,032,238

2,616,000	China Shineway Pharmaceutical Group Ltd	2,331,601

1,603,945	China South Publishing & Media Group Co Ltd – Class A	3,017,742

70,324,000	China Telecom Corp Ltd – Class H	35,338,932

8,276,000	China Travel International Investment Hong Kong Ltd	1,688,162

2,779,493	China Vanke Co Ltd – Class A	10,718,804

1,614,100	China Vanke Co Ltd – Class H	5,727,647

4,418,802	China Yangtze Power Co Ltd – Class A	11,330,235

36,200	China Yuchai International Ltd	503,542

696,100	Chinese Universe Publishing and Media Group Co Ltd – Class A *	1,355,841

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued

1,260,500	Chongqing Changan Automobile Co Ltd – Class A	1,276,262

385,730	Chongqing Department Store Co Ltd – Class A	1,632,457

1,796,000	Chongqing Rural Commercial Bank Co Ltd – Class H	919,478

654,000	CIFI Holdings Group Co Ltd	391,624

2,579,000	CNOOC Ltd	4,190,056

6,728,000	Country Garden Holdings Co Ltd	9,092,095

1,356,700	CRRC Corp Ltd – Class A	1,551,557

385,000	Dah Chong Hong Holdings Ltd	118,432

8,830,097	Daqin Railway Co Ltd – Class A	10,685,749

15,126,000	Dongfeng Motor Group Co Ltd – Class H	12,443,788

119,000	Dongyue Group Ltd	80,094

739,912	Fangda Carbon New Material Co Ltd – Class A *	1,909,836

1,684,100	Fangda Special Steel Technology Co Ltd – Class A	2,215,397

82,500	Foxconn Industrial Internet Co Ltd – Class A *	162,678

7,600	Fuyao Glass Industry Group Co Ltd – Class H	22,687

1,925,000	Geely Automobile Holdings Ltd	3,153,990

340,200	Gemdale Corp – Class A	569,382

532,000	Gemdale Properties & Investment Corp. Ltd.	63,846

619,500	Genertec Universal Medical Group Co Ltd	470,074

599,369	Gree Electric Appliances Inc of Zhuhai – Class A	4,542,968

1,224,500	Greentown China Holdings Ltd	813,131

711,400	GRG Banking Equipment Co Ltd – Class A	678,941

7,716,000	Guangdong Investment Ltd	15,167,831

80,584	Guangdong Provincial Expressway Development Co Ltd – Class A	104,115

2,844,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	11,902,535

12,625,200	Guangzhou R&F Properties Co Ltd – Class H	23,872,040

4,846,000	Haier Electronics Group Co Ltd *	12,390,089

473,700	Harbin Electric Co Ltd – Class H	275,403

76,500	Hebei Construction Group Corp Ltd – Class H *	52,856

590,761	Henan Shuanghui Investment & Development Co Ltd – Class A	2,138,938

3,527,790	Hisense Home Appliances Group Co Ltd – Class A	6,312,276

194,000	Hisense Kelon Electrical Holdings Co Ltd – Class H	230,590

1,468,331	HLA Corp Ltd – Class A	1,852,094

28,400	Hollysys Automation Technologies Ltd	506,088

54,000	Hopson Development Holdings Ltd	53,988

10,147,000	Huabao International Holdings Ltd	4,245,862

618,100	Huaxin Cement Co Ltd – Class A	2,412,172

Shares	Description	Value ($)

	China — continued

61,500	Huayu Automotive Systems Co Ltd – Class A	178,447

2,857,000	IGG Inc	3,394,460

13,216,446	Industrial & Commercial Bank of China Ltd – Class A	10,725,913

26,853,000	Industrial & Commercial Bank of China Ltd – Class H	19,192,824

103,800	Inner Mongolia First Machinery Group Co Ltd – Class A	160,962

95,800	Inner Mongolia Yitai Coal Co Ltd – Class H	83,160

2,580,000	Jiayuan International Group Ltd	1,200,597

265,000	JNBY Design Ltd	458,632

822,000	Ju Teng International Holdings Ltd	204,417

16,100	Jumei International Holding Ltd ADR *	38,962

2,353,500	Kingboard Chemical Holdings Ltd	6,188,031

950,500	Kingboard Laminates Holdings Ltd	811,102

3,232,000	Kunlun Energy Co Ltd	2,970,563

654,000	KWG Property Holding Ltd	656,060

1,175,630	Livzon Pharmaceutical Group Inc – Class H	3,674,650

2,590,000	Logan Property Holdings Co Ltd	3,825,717

725,790	Loncin Motor Co Ltd – Class A	436,566

923,000	Longfor Properties Co Ltd	3,400,139

7,349,000	Lonking Holdings Ltd	1,948,899

433,960	Midea Group Co Ltd – Class A	3,110,336

1,000	Nexteer Automotive Group Ltd	1,225

3,710,000	People’s Insurance Co Group of China Ltd (The) – Class H *	1,459,028

6,897,000	PICC Property & Casualty Co Ltd – Class H	7,461,539

357,225	Ping An Insurance Group Co of China Ltd – Class A	4,084,846

32,000	Ping An Insurance Group Co of China Ltd – Class H	355,079

343,400	Poly Developments and Holdings Group Co Ltd – Class A	603,072

29,650,000	Postal Savings Bank of China Co Ltd – Class H	17,732,996

365,000	Powerlong Real Estate Holdings Ltd	165,614

134,000	Red Star Macalline Group Corp Ltd – Class H	119,137

2,648,535	RiseSun Real Estate Development Co Ltd – Class A	3,601,980

49,000	Road King Infrastructure Ltd	99,380

178,100	Shaanxi Coal Industry Co Ltd – Class A	224,828

1,108,000	Shanghai Jin Jiang International Hotels Group Co Ltd – Class H	231,745

325,080	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd – Class A	683,196

158,100	Shanghai Mechanical and Electrical Industry Co Ltd – Class A	378,216

583,687	Shanghai Oriental Pearl Group Co Ltd – Class A	857,274

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued

7,239,300	Shanghai Pharmaceuticals Holding Co Ltd – Class H	14,293,029

216,260	Shanghai Shimao Co Ltd – Class A	142,559

2,210,226	Shanghai SMI Holding Co Ltd – Class A	2,165,387

401,619	Shanxi Lu’an Environmental Energy Development Co Ltd – Class A	448,556

76,560	Shenzhen Expressway Co Ltd – Class A	115,013

600,000	Shenzhen Expressway Co Ltd – Class H	693,689

224,100	Shenzhen World Union Group Inc – Class A	150,803

12,187,576	Shimao Property Holdings Ltd	34,967,863

298,500	Shui On Land Ltd	67,675

64,500	Sinopec Engineering Group Co Ltd – Class H	52,535

1,652,596	Sinopec Shanghai Petrochemical Co Ltd – Class A	1,250,539

18,604,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	8,120,044

997,600	Sinopharm Group Co Ltd – Class H	3,739,239

1,049,500	Sinotruk Hong Kong Ltd	1,988,259

1,968,000	SSY Group Ltd	1,565,390

2,876,571	Suning Universal Co Ltd – Class A	1,438,983

136,700	Suzhou Gold Mantis Construction Decoration Co Ltd – Class A	190,844

396,700	Tencent Holdings Ltd	16,541,449

119,600	Tencent Holdings Ltd ADR	4,994,496

1,631,000	Texhong Textile Group Ltd	1,876,284

654,000	Tianjin Development Holdings Ltd	210,576

914,000	Tianjin Port Development Holdings Ltd	92,143

7,804,000	Tianneng Power International Ltd	6,353,186

1,564,000	Times China Holdings Ltd	2,590,362

512,000	TravelSky Technology Ltd – Class H	1,061,141

466,000	Weichai Power Co Ltd – Class A	787,651

7,092,000	Weichai Power Co Ltd – Class H	10,786,114

872,490	Weifu High-Technology Group Co Ltd – Class A	2,480,053

5,655,500	XTEP International Holdings Ltd	2,878,587

720,579	Youngor Group Co Ltd – Class A	989,508

628,000	Yuexiu Property Co Ltd	142,468

4,718,000	Yuzhou Properties Co Ltd	2,149,761

104,100	Zhejiang Daily Digital Culture Group Co Ltd – Class A	142,992

2,692,000	Zhejiang Expressway Co Ltd – Class H	2,811,176

603,672	Zhejiang Weixing New Building Materials Co Ltd – Class A	1,740,120

430,379	Zhengzhou Yutong Bus Co Ltd – Class A	778,023

122,000	Zhenro Properties Group Ltd.	73,289

78,100	Zhuzhou CRRC Times Electric Co Ltd – Class H	420,186

	Total China	874,973,841

	Colombia — 0.0%

378,276	Almacenes Exito SA	1,578,935

Shares	Description	Value ($)

	Czech Republic — 0.0%

115,763	Moneta Money Bank AS	378,079

	Denmark — 0.2%

1,198	ALK-Abello A/S *	275,270

53,258	Matas A/S	561,961

153,100	Novo Nordisk A/S Sponsored ADR	7,226,320

66,341	Royal Unibrew A/S	4,712,835

102,885	Scandinavian Tobacco Group A/S	1,253,606

16,309	Spar Nord Bank A/S	144,414

	Total Denmark	14,174,406

	Finland — 0.4%

780,653	Neste Oyj	26,353,760

8,911	Sanoma Oyj	80,396

6,522	Tieto Oyj	183,640

40,928	Tokmanni Group Corp	337,908

353,568	UPM-Kymmene Oyj (c)	8,845,360

	Total Finland	35,801,064

	France — 2.2%

30,494	Alten SA	3,092,955

100,208	BNP Paribas SA	4,595,126

205,347	CNP Assurances	4,401,106

19,770	Coface SA	192,670

42,798	Dassault Systemes SE (c)	6,350,150

35,607	Gaztransport Et Technigaz SA	3,235,955

10,490	Interparfums SA	481,999

5,786	Ipsen SA	691,243

23,665	IPSOS	651,620

18,749	Kaufman & Broad SA	668,697

196,947	L’Oreal SA	52,836,950

41,579	Lagardere SCA	1,011,884

2,934	LVMH Moet Hennessy Louis Vuitton SE	1,107,126

7,900	Mersen SA	261,745

81,172	Metropole Television SA	1,458,063

64,385	Neopost SA	1,409,313

1,090,027	Peugeot SA	24,329,490

3,353	Rothschild & Co	98,303

77,708	Safran SA	10,195,662

552,089	Sanofi	44,585,219

71,200	Sanofi ADR (c)	2,878,616

2,801	Sartorius Stedim Biotech	388,059

66,007	Societe Generale SA	1,651,275

461,269	STMicroelectronics NV	6,974,909

666,100	STMicroelectronics NV – NY Shares (b)	10,018,144

134,321	Television Francaise 1	1,280,443

3,484	Vilmorin & Cie SA	194,325

	Total France	185,041,047

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Germany — 1.9%

251,880	Allianz SE (Registered)	55,773,896

4,605	Amadeus Fire AG	592,471

48,429	BASF SE	3,196,016

3,675	Bauer AG	94,781

118,166	Bayer AG (Registered)	6,987,602

362,289	Bayerische Motoren Werke AG	25,138,148

86,466	Borussia Dortmund GmbH & Co KGaA	824,357

33,480	Carl Zeiss Meditec AG	3,146,785

1,429	Cewe Stiftung & Co KGaA	131,545

58,123	Covestro AG	2,539,846

7,509	Daimler AG (Registered Shares)	389,180

1,031,755	Deutsche Lufthansa AG (Registered)	19,563,861

266,075	Deutsche Pfandbriefbank AG (c)	3,657,546

236,402	Deutsche Telekom AG (Registered)	3,980,055

69,600	Deutz AG	575,545

69,312	Dialog Semiconductor Plc *	2,191,767

7,829	Eckert & Ziegler Strahlen- und Medizintechnik AG	836,969

8,393	Elmos Semiconductor AG	199,929

1,522	Evonik Industries AG	39,895

2,718	Gesco AG	73,615

29,141	Hamburger Hafen und Logistik AG	690,725

6,405	Hannover Rueck SE	958,726

12,344	Henkel AG & Co KGaA	1,069,344

30,131	Knorr-Bremse AG *	3,313,753

2,835	OHB SE	100,516

52,273	SAP SE	6,439,306

37,740	Software AG	1,233,162

2,606	Takkt AG	36,575

37,778	Talanx AG *	1,497,103

69,782	Volkswagen AG	11,073,862

36,446	Wacker Neuson SE	846,562

25,101	Wuestenrot & Wuerttembergische AG	525,798

	Total Germany	157,719,241

	Greece — 0.0%

5,662	Motor Oil Hellas Corinth Refineries SA	144,007

	Hong Kong — 0.3%

570,000	Agritrade Resources Ltd.	78,496

520,000	Dah Sing Banking Group Ltd	901,126

337,200	Dah Sing Financial Holdings Ltd	1,574,881

134,000	Hysan Development Co Ltd	697,888

1,600,213	I-CABLE Communications Ltd *	19,817

271,000	Johnson Electric Holdings Ltd	514,449

94,000	Kerry Properties Ltd	357,299

636,000	NewOcean Energy Holdings Ltd *	151,724

622,000	NWS Holdings Ltd	1,225,646

536,000	Singamas Container Holdings Ltd	76,133

4,856,000	SJM Holdings Ltd	5,383,240

30,500	SmarTone Telecommunications Holdings Ltd	29,941

Shares	Description	Value ($)

	Hong Kong — continued

10,766,500	WH Group Ltd	9,691,274

541,000	Wharf Holdings Ltd (The)	1,382,316

98,000	Wharf Real Estate Investment Co Ltd	670,618

725,000	Wheelock & Co Ltd	4,785,936

160,500	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	32,787

132,500	Yue Yuen Industrial Holdings Ltd	372,263

	Total Hong Kong	27,945,834

	Hungary — 0.0%

2,257,270	Magyar Telekom Telecommunications Plc	3,230,496

	India — 1.3%

1,341,195	Aurobindo Pharma Ltd	12,900,816

1,123,689	Balrampur Chini Mills Ltd	2,501,261

362,514	Cadila Healthcare Ltd	1,292,103

13,714	Divi’s Laboratories Ltd	314,304

35,374	Dr Reddy’s Laboratories Ltd	1,354,417

23,600	Dr Reddy’s Laboratories Ltd ADR	899,396

762,659	Firstsource Solutions Ltd	601,789

2,404,397	HCL Technologies Ltd	37,661,797

272,848	ITC Ltd	1,092,556

319,919	Just Dial Ltd *	3,436,053

75,929	Larsen & Toubro Infotech Ltd	1,942,630

694,708	Mahindra & Mahindra Ltd	6,487,743

434,171	Mphasis Ltd	6,165,574

163,444	NIIT Technologies Ltd	3,081,278

1,222,235	PC Jeweller Ltd	1,349,259

5,786,884	Power Finance Corp Ltd *	10,351,366

1,696,951	PTC India Ltd	1,687,445

89,056	Rajesh Exports Ltd	842,004

7,664,581	REC Ltd	15,896,816

177,382	Sonata Software Ltd	909,617

283,715	Tech Mahindra Ltd	3,108,934

45,968	TV Today Network Ltd	190,732

37,188	Zuari Agro Chemicals Ltd *	91,059

	Total India	114,158,949

	Indonesia — 0.1%

2,789,700	Astra International Tbk PT	1,462,184

12,073,600	Bukit Asam Persero Tbk PT	2,590,729

3,976,500	Erajaya Swasembada Tbk PT	327,210

2,540,600	Gajah Tunggal Tbk PT *	118,877

3,121,600	Indo Tambangraya Megah Tbk PT	3,828,714

57,757,200	Panin Financial Tbk PT *	1,418,880

942,300	Tower Bersama Infrastructure Tbk PT *	241,781

	Total Indonesia	9,988,375

	Ireland — 0.1%

32,400	CRH Plc Sponsored ADR	1,015,740

1,459	Flutter Entertainment Plc	103,715

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Ireland — continued

25,200	ICON Plc * (c)	3,567,312

1,290	Smurfit Kappa Group Plc	35,628

	Total Ireland	4,722,395

	Israel — 0.1%

12,365	AudioCodes Ltd	189,502

143,988	Bank Hapoalim BM	1,036,913

123,430	Bank Leumi Le-Israel BM	827,013

14,016	First International Bank of Israel Ltd *	336,294

24,876	Harel Insurance Investments & Financial Services Ltd	187,322

549	Israel Corp Ltd (The)	120,684

66,279	Israel Discount Bank Ltd – Class A	252,918

2,200	Nice Ltd Sponsored ADR *	307,670

20,891	Nova Measuring Instruments Ltd *	529,843

1,956,877	Oil Refineries Ltd *	957,209

	Total Israel	4,745,368

	Italy — 1.2%

178,721	Arnoldo Mondadori Editore SPA *	288,554

37,693	ASTM SPA	1,023,432

15,946	Credito Emiliano SPA	79,207

152,973	Enav SPA	827,359

4,780,201	Enel SPA	29,729,066

50,545	ERG SPA	981,902

469,335	EXOR NV	29,365,680

456,305	Falck Renewables SPA	1,878,795

1,028,024	Fiat Chrysler Automobiles NV (b)	12,973,663

283,097	Hera SPA	1,028,433

154,487	IMMSI SPA *	92,280

1,816,109	Iren SPA	4,500,944

27,487	La Doria SPA	244,056

191,921	Mediobanca Banca di Credito Finanziario SPA	1,767,003

107,125	Piaggio & C SPA	308,554

13,622	Prima Industrie SPA	239,363

3,343	Reply SPA	214,671

4,202	Sabaf SPA	66,400

697,874	Saras SPA	1,001,453

2,368	Sesa SPA	69,761

416,092	Snam SPA	2,089,791

416,827	Societa Cattolica di Assicurazioni SC	3,363,417

47,803	Societa Iniziative Autostradali e Servizi SPA	829,515

2,262,500	Telecom Italia SPA *	1,112,269

2,221,500	Telecom Italia SPA-RSP	1,037,808

554,365	Unipol Gruppo SPA	2,549,454

439,620	UnipolSai Assicurazioni SPA	1,068,738

	Total Italy	98,731,568

Shares	Description	Value ($)

	Japan — 6.4%

60,700	Aisin Seiki Co Ltd	1,998,742

2,600	Alfresa Holdings Corp	65,015

65,200	AOKI Holdings Inc	613,632

2,626,000	Asahi Kasei Corp (c)	26,899,484

3,007,700	Astellas Pharma Inc	40,305,992

167,900	Bandai Namco Holdings Inc	8,220,212

5,400	Bank of the Ryukyus Ltd	56,933

599,500	Brother Industries Ltd	10,200,231

17,600	Central Glass Co Ltd	384,843

2,800	Chukyo Bank Ltd (The)	56,992

7,300	Dai Nippon Printing Co Ltd	157,671

170,900	Daicel Corp	1,448,948

4,300	Daito Pharmaceutical Co Ltd	132,750

32,600	Daiwabo Holdings Co Ltd	1,357,459

59,600	DCM Holdings Co Ltd	593,562

33,600	Denka Co Ltd	954,160

3,600	DTS Corp	145,703

240,600	Fancl Corp	6,452,605

30,300	FJ Next Co Ltd	266,777

281,100	Fuji Electric Co Ltd	9,307,766

41,300	Fuji Media Holdings Inc	559,550

6,600	Fuji Pharma Co Ltd	87,022

12,900	Fuji Soft Inc	546,731

490,700	FUJIFILM Holdings Corp (c)	23,381,796

141,500	Fujitsu Ltd	9,539,185

9,100	Fukuyama Transporting Co Ltd	323,361

22,400	Furuno Electric Co Ltd	189,597

12,000	Furyu Corp	112,752

3,100	Fuyo General Lease Co Ltd	150,161

5,700	G-7 Holdings Inc	157,571

20,100	Hachijuni Bank Ltd (The)	83,368

175,000	Hakuhodo DY Holdings Inc	2,732,390

5,400	Hamakyorex Co Ltd	179,045

74,600	Haseko Corp	740,391

9,000	Heiwado Co Ltd	157,780

1,214,100	Hitachi Ltd	40,882,301

20,300	Hochiki Corp	211,794

1,414,200	Honda Motor Co Ltd	34,780,225

4,200	Hosokawa Micron Corp	178,617

90,600	House Foods Group Inc (c)	3,681,711

17,200	Infocom Corp	371,350

10,200	Information Services International-Dentsu Ltd	316,925

78,800	Isuzu Motors Ltd (c)	865,672

2,087,100	ITOCHU Corp	38,315,678

23,100	Japan Aviation Electronics Industry Ltd	319,632

30,900	Jeol Ltd	654,128

3,300	JSP Corp	59,582

9,700	JSR Corp	137,093

4,000	Kaken Pharmaceutical Co Ltd	188,918

7,700	Kamei Corp	80,241

234,700	Kanematsu Corp	2,633,641

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

2,400	Kato Sangyo Co Ltd	74,267

340,800	KDDI Corp	8,728,885

64,400	Keihin Corp (c)	831,672

6,600	Kirin Holdings Co Ltd	142,743

113,400	Kitz Corp	741,785

1,433,989	Konica Minolta Holdings Inc	12,581,203

26,200	Kose Corp	4,118,797

2,600	Krosaki Harima Corp	142,899

20,800	Kyosan Electric Manufacturing Co Ltd	67,040

5,400	Maeda Kosen Co Ltd	94,302

26,200	Makino Milling Machine Co Ltd	895,721

2,402,700	Marubeni Corp (c)	15,004,486

74,700	MCJ Co Ltd	466,025

2,500	Medipal Holdings Corp	53,963

4,749,800	Mitsubishi Chemical Holdings Corp	30,954,206

389,700	Mitsubishi Corp (c)	10,099,596

217,600	Mitsubishi Electric Corp	2,702,609

203,400	Mitsubishi Gas Chemical Co Inc	2,518,648

205,900	Mitsubishi Tanabe Pharma Corp (c)	2,421,310

357,100	Mitsubishi UFJ Financial Group Inc	1,640,098

157,200	Mitsui Chemicals Inc	3,429,951

39,600	Modec Inc	992,088

24,100	MTI Ltd	146,865

132,100	NEC Corp (c)	4,876,909

113,900	NET One Systems Co Ltd	3,028,516

70,000	Nichias Corp	1,165,809

23,100	Nichiha Corp	602,916

74,400	Nippon Corp	1,445,468

8,100	Nippon Flour Mills Co Ltd	132,445

38,400	Nippon Light Metal Holdings Co Ltd	80,887

1,296,300	Nippon Telegraph & Telephone Corp	57,997,902

29,200	Nisshin Oillio Group Ltd (The)	847,892

13,300	Nisshin Seifun Group Inc	308,856

37,100	Nisshinbo Holdings Inc	256,485

8,200	NOF Corp	293,583

98,200	Nomura Real Estate Holdings Inc	2,011,979

180,300	NTT DOCOMO Inc (c)	4,144,377

3,200	Oki Electric Industry Co Ltd	39,302

11,800	Osaki Electric Co Ltd	68,792

25,300	Prima Meat Packers Ltd	493,178

79,200	Rohto Pharmaceutical Co Ltd	2,146,533

8,700	Ryoden Corp	122,719

18,500	Sanoh Industrial Co Ltd	65,475

19,600	Seikitokyu Kogyo Co Ltd	110,962

310,800	Sekisui Chemical Co Ltd	4,547,005

10,500	Shin-Etsu Polymer Co Ltd	71,178

11,300	Shinnihon Corp	91,264

134,800	Shionogi & Co Ltd (c)	7,350,014

126,800	Showa Corp	1,544,748

5,961,600	Sojitz Corp	19,037,653

243,300	Sony Corp	11,659,840

5,901,700	Sumitomo Chemical Co Ltd	25,362,375

Shares	Description	Value ($)

	Japan — continued

59,300	Sumitomo Dainippon Pharma Co Ltd (c)	1,211,667

21,600	Sumitomo Mitsui Financial Group Inc (c)	748,481

6,300	Sumitomo Mitsui Trust Holdings Inc	230,182

200	Sushiro Global Holdings Ltd	13,874

15,500	T-Gaia Corp (c)	249,582

1,800	Taikisha Ltd	53,362

8,800	Takasago Thermal Engineering Co Ltd	134,859

50,400	Tatsuta Electric Wire and Cable Co Ltd	201,874

150,700	Teijin Ltd	2,449,669

23,100	Tocalo Co Ltd	149,238

7,600	Token Corp	442,245

31,800	Tokyo Electron Ltd (c)	4,279,798

49,300	Tokyu Construction Co Ltd (c)	345,867

5,600	Toshiba TEC Corp	137,536

8,100	Towa Pharmaceutical Co Ltd	193,424

3,800	Toyo Ink SC Holdings Co Ltd	78,626

3,100	Toyo Suisan Kaisha Ltd	121,096

278,200	Toyota Tsusho Corp	7,978,894

129,300	TS Tech Co Ltd	3,136,950

16,200	Unipres Corp	253,979

18,800	Vital KSK Holdings Inc	179,398

17,300	Wacoal Holdings Corp	428,293

23,000	Warabeya Nichiyo Holdings Co Ltd	346,649

1,300	Yamazen Corp	11,994

9,200	Yellow Hat Ltd	117,636

	Total Japan	544,487,079

	Malaysia — 0.1%

1,914,100	DRB-Hicom Berhad	950,163

1,505,700	IOI Properties Group Berhad	481,852

122,500	Petronas Chemicals Group Bhd	243,321

58,300	PPB Group Bhd	261,285

6,551,400	Supermax Corp Berhad	2,529,794

355,400	Ta Ann Holdings Berhad	192,247

	Total Malaysia	4,658,662

	Mexico — 0.6%

943,046	Bolsa Mexicana de Valores SAB de CV	1,720,206

117,000	Credito Real SAB de CV SOFOM ER	136,648

180,700	El Puerto de Liverpool SAB de CV – Class C1	1,011,431

1,006,500	Gentera SAB de CV	887,934

43,600	Grupo Financiero Inbursa SAB de CV	57,974

247,513	Grupo Herdez SAB de CV	511,223

768,600	Megacable Holdings SAB de CV CPO	3,171,069

227,200	Unifin Financiera SAB de CV SOFOM ENR	514,710

15,154,500	Wal-Mart de Mexico SAB de CV	42,644,081

	Total Mexico	50,655,276

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Netherlands — 1.4%

752,034	ABN AMRO Group NV CVA	15,888,140

278,984	ASR Nederland NV (c)	10,570,524

15,635	BinckBank NV	110,290

116,700	Coca-Cola European Partners Plc * (b)	6,465,180

20,196	Flow Traders	569,570

58,952	ForFarmers NV	466,196

81,767	Heineken Holding NV	8,090,237

3,667	IMCD NV	298,834

2,109,355	ING Groep NV	22,783,749

8,600	Intertrust NV	162,734

1,278,078	Koninklijke Ahold Delhaize NV (c)	28,665,677

104,018	Signify NV	2,781,406

347,941	Wolters Kluwer NV	24,273,437

	Total Netherlands	121,125,974

	New Zealand — 0.0%

1,165,087	Air New Zealand Ltd	1,977,625

	Norway — 0.8%

31,316	Aker ASA – A Shares	1,798,656

311,733	Aker Solutions ASA *	1,234,863

420,078	Austevoll Seafood ASA	4,407,113

21,228	Bakkafrost P/F	1,125,301

162,657	BW LPG Ltd *	682,719

844,113	DNB ASA	14,309,812

192,030	Elkem ASA	587,000

1,197,760	Equinor ASA (c)	22,879,445

22,132	Grieg Seafood ASA	313,853

384,556	Kongsberg Automotive ASA *	272,023

32,660	Kvaerner ASA	47,016

878,843	Leroy Seafood Group ASA	6,026,392

63,808	Mowi ASA	1,480,693

148,614	Salmar ASA	6,788,918

24,632	Selvaag Bolig ASA	119,555

91,439	SpareBank 1 Nord Norge	692,494

188,764	SpareBank 1 SR-Bank ASA	2,200,646

313,866	Storebrand ASA	2,270,907

32,220	TGS NOPEC Geophysical Co ASA	805,735

	Total Norway	68,043,141

	Pakistan — 0.1%

85,460	Engro Corp Ltd	164,097

1,490,500	Engro Fertilizers Ltd	696,466

981,000	Fauji Cement Co Ltd	112,175

134,500	Fauji Fertilizer Co Ltd	84,562

64,300	Habib Bank Ltd	53,752

125,000	Hub Power Co Ltd (The)	67,057

97,100	Lucky Cement Ltd	278,314

125,900	Nishat Mills Ltd	91,110

1,905,200	Oil & Gas Development Co Ltd	1,749,870

239,370	Pakistan Oilfields Ltd	708,992

Shares	Description	Value ($)

	Pakistan — continued

250,700	Pakistan Petroleum Ltd	277,809

144,600	Pakistan State Oil Co Ltd	195,181

164,500	SUI Northern Gas Pipeline	84,371

228,000	United Bank Ltd	244,645

	Total Pakistan	4,808,401

	Philippines — 0.1%

55,185	Globe Telecom Inc	2,296,082

525,730	Manila Electric Co	3,884,865

11,851,800	Megaworld Corp	1,341,935

13,951,551	Nickel Asia Corp	605,765

1,337,825	Semirara Mining & Power Corp	564,541

	Total Philippines	8,693,188

	Poland — 0.8%

7,645	Alior Bank SA *	105,296

354,683	Asseco Poland SA	4,723,077

34,112	Bank Handlowy w Warszawie SA	477,402

50,243	Bank Millennium SA *	125,261

303,199	Bank Polska Kasa Opieki SA	8,407,728

32,899	Budimex SA	1,152,434

55,787	Ciech SA	620,200

131,788	Cyfrowy Polsat SA *	896,567

922,241	Energa SA *	1,859,674

48,130	EPP NV	60,885

135,941	Grupa Lotos SA	3,116,306

6,263	KRUK SA *	262,767

55	LPP SA	105,231

25,914	Lubelski Wegiel Bogdanka SA *	239,137

758	mBank SA	79,553

585,316	Polski Koncern Naftowy ORLEN SA	14,768,775

5,317,426	Polskie Gornictwo Naftowe i Gazownictwo SA	7,767,803

402,312	Powszechna Kasa Oszczednosci Bank Polski SA	4,124,982

1,663,253	Powszechny Zaklad Ubezpieczen SA	17,964,898

4,906	Santander Bank Polska SA	466,483

9,472	Stalprodukt SA	603,164

60,778	Warsaw Stock Exchange	633,269

	Total Poland	68,560,892

	Portugal — 0.1%

162,235	Altri SGPS SA	1,099,233

352,552	EDP – Energias de Portugal SA	1,284,860

264,253	Galp Energia SGPS SA	3,969,517

38,447	Jeronimo Martins SGPS SA	584,797

73,166	Navigator Co SA (The)	261,425

50,796	NOS SGPS SA	320,808

12,401	Semapa-Sociedade de Investimento e Gestao	172,259

1,956,109	Sonae SGPS SA	1,944,440

	Total Portugal	9,637,339

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Qatar — 0.3%

283,958	Barwa Real Estate Co	2,790,851

88,639	Doha Bank QPSC	565,446

266,651	Ezdan Holding Group QSC *	538,523

96,321	Gulf International Services QSC *	501,979

20,915	Masraf Al Rayan QSC	207,547

21,424	Qatar Electricity & Water Co QSC	973,298

248,995	Qatar Gas Transport Co Ltd	1,462,918

82,933	Qatar Insurance Co SAQ	792,386

40,740	Qatar International Islamic Bank QSC	813,371

20,773	Qatar Islamic Bank SAQ	954,503

277,277	Qatar National Bank QPSC	14,244,261

45,111	Qatar National Cement Co QSC	782,665

24,511	Qatar Navigation QSC	424,004

22,578	United Development Co QSC	84,478

	Total Qatar	25,136,230

	Russia — 4.2%

2,214,120	Aeroflot PJSC	3,175,017

11,442,930	Alrosa PJSC	15,412,748

1,155,900	Credit Bank of Moscow PJSC *	105,231

49,262	Etalon Group Plc	92,370

57,410,000	Federal Grid Co Unified Energy System PJSC	151,506

567,820	Gazprom Neft PJSC	3,230,529

13,630,100	Gazprom PJSC Sponsored ADR	89,277,073

287,914	Globaltrans Investment Plc Sponsored GDR (Registered)	2,502,334

65,373,000	Inter RAO UES PJSC	4,010,250

13,217	LSR Group PJSC (a)	140,038

24,695	LSR Group PJSC (a)	51,290

804,547	LUKOIL PJSC Sponsored ADR	64,644,816

225,260	M.Video PJSC *	1,461,875

234,916	Magnit PJSC Sponsored GDR (Registered)	3,271,620

3,502,700	Magnitogorsk Iron & Steel Works PJSC	2,387,362

64,280	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	562,510

614,636	MMC Norilsk Nickel PJSC ADR	12,825,566

6,502,200	Moscow Exchange MICEX-RTS PJSC	8,417,477

113,755	Novatek PJSC Sponsered GDR (Registered)	23,226,239

1,039,290	Novolipetsk Steel PJSC	2,736,337

483,035	Novolipetsk Steel PJSC GDR	12,684,548

87,145	PhosAgro PJSC GDR (Registered)	1,119,639

11,805	Polyus PJSC GDR (Registered)	467,299

172,092	QIWI Plc Sponsored ADR	2,894,587

89,210	Raspadskaya OJSC *	184,891

24,177,000	ROSSETI PJSC	458,802

17,780	Rostelecom PJSC	20,908

5,007	Rostelecom PJSC Sponsored ADR	35,130

27,392,000	RusHydro PJSC	225,976

71,630	Safmar Financial Investment	554,775

Shares	Description	Value ($)

	Russia — continued

3,478,261	Sberbank of Russia Sponsored ADR	50,124,360

10,320	Severstal PJSC	163,286

431,253	Severstal PJSC GDR (Registered)	6,795,222

5,799,100	Surgutneftegas PJSC	2,209,737

2,132,215	Surgutneftegas PJSC Sponsored ADR	8,001,133

505,070	Tatneft PJSC	5,769,113

352,185	Tatneft PJSC Sponsored ADR	23,897,230

82,429	TCS Group Holding Plc GDR (Registered)	1,565,371

54,150	TMK PJSC	48,812

20,727	TMK PJSC GDR (Registered)	73,844

5,307,000	Unipro PJSC	202,069

	Total Russia	355,178,920

	Singapore — 0.3%

146,000	CapitaLand Commercial Trust (REIT)	205,430

618,600	CapitaLand Ltd	1,451,532

190,300	CapitaLand Mall Trust (REIT)	334,104

846,200	ComfortDelGro Corp Ltd	1,516,377

31,600	DBS Group Holdings Ltd	559,336

631,000	Japfa Ltd	249,848

49,400	Jardine Cycle & Carriage Ltd	1,216,975

274,200	Mapletree Greater China Commercial Trust (REIT)	263,562

657,900	Mapletree Logistics Trust (REIT)	700,499

73,500	Singapore Airlines Ltd	487,855

303,900	Singapore Technologies Engineering Ltd	866,307

184,000	Sino Grandness Food Industry Group Ltd *	6,149

30,800	United Overseas Bank Ltd	527,614

289,100	Wilmar International Ltd	692,275

14,961,900	Yangzijiang Shipbuilding Holdings Ltd	14,932,536

1,486,000	Yanlord Land Group Ltd	1,288,426

	Total Singapore	25,298,825

	South Africa — 2.3%

3,475,746	Absa Group Ltd	40,324,113

39,768	AECI Ltd	259,402

1,494,532	African Phoenix Investments Ltd *	58,355

10,972	Anglo American Platinum Ltd	551,207

240,837	Astral Foods Ltd	2,734,181

599,457	AVI Ltd	3,687,332

249,577	Barloworld Ltd	2,269,339

3,415,879	Blue Label Telecoms Ltd *	888,382

84,601	Capitec Bank Holdings Ltd	7,662,413

23,136	Coronation Fund Managers Ltd	74,174

1,099,978	Delta Property Fund Ltd (REIT)	149,643

127,423	Discovery Ltd	1,212,623

878,461	Emira Property Fund Ltd (REIT)	830,280

1,437,606	FirstRand Ltd	6,600,603

997,753	Fortress REIT Ltd – Class B	811,286

144,986	Foschini Group Ltd (The)	1,751,449

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

3,402,438	Growthpoint Properties Ltd (REIT)	5,639,856

272,284	Hyprop Investments Ltd (REIT)	1,321,244

210,504	Imperial Holdings Ltd	867,207

152,316	Investec Ltd	898,131

208,284	Invicta Holdings Ltd	373,263

45,120	JSE Ltd	450,847

637,391	Kumba Iron Ore Ltd	19,353,437

369,184	Lewis Group Ltd	951,058

872,272	Liberty Holdings Ltd	6,531,572

222,090	MMI Holdings Ltd	286,361

518,488	Mondi Ltd	10,679,281

195,499	Motus Holdings Ltd	1,158,902

773,500	Mr Price Group Ltd	10,468,357

952,078	Murray & Roberts Holdings Ltd	930,642

3,614	Naspers Ltd – N Shares	814,782

858,806	Nedbank Group Ltd	15,456,706

943,904	Old Mutual Ltd	1,361,922

592,113	Pepkor Holdings Ltd	723,785

1,539,826	Redefine Properties Ltd (REIT)	958,433

10,176	Remgro Ltd	129,280

246,810	Resilient REIT Ltd	998,201

779,380	Reunert Ltd	3,677,040

1,390,583	RMB Holdings Ltd	7,860,436

1,492,474	SA Corporate Real Estate Ltd (REIT)	299,581

788,482	Sanlam Ltd (a)	4,121,670

39,167	Santam Ltd (a)	814,814

79,705	SPAR Group Ltd (The)	1,046,643

196,534	Standard Bank Group Ltd	2,682,839

1,711,139	Telkom SA SOC Ltd	10,815,500

2,314,259	Truworths International Ltd	11,406,410

267,529	Tsogo Sun Holdings Ltd	393,742

251,322	Wilson Bayly Holmes-Ovcon Ltd	1,892,959

113,625	Woolworths Holdings Ltd	356,917

	Total South Africa	195,586,600

	South Korea — 2.6%

50,007	Aju Capital Co Ltd	451,483

148,243	Cheil Worldwide Inc	3,286,477

899	Chong Kun Dang Pharmaceutical Corp	69,359

348	Dae Han Flour Mills Co Ltd	61,669

187,250	DGB Financial Group Inc	1,270,099

113,154	Dongbu Insurance Co Ltd	5,850,450

2,789	DongKook Pharmaceutical Co Ltd	136,663

74,571	Dongwha Pharm Co Ltd	575,862

486,367	Dongwon Development Co Ltd	1,904,624

2,842	F&F Co Ltd	188,956

2,331	GOLFZON Co Ltd	115,187

11,918	GS Home Shopping Inc	1,658,721

883,792	Hana Financial Group Inc	26,920,919

7,554	Handsome Co Ltd	260,249

19,572	Hankook Technology Group Co Ltd	265,613

Shares	Description	Value ($)

	South Korea — continued

9,609	Hankook Tire & Technology Co Ltd	282,471

42,074	Huons Co Ltd	1,965,534

38,282	Hyundai Home Shopping Network Corp	2,938,105

116,246	Hyundai Hy Communications & Network Co Ltd	387,344

63,240	Hyundai Marine & Fire Insurance Co Ltd	1,634,062

47,546	Hyundai Motor Co	5,367,548

12,612	Il Dong Pharmaceutical Co Ltd	205,887

1,474,103	Industrial Bank of Korea	17,137,080

274,892	JB Financial Group Co Ltd	1,286,605

126,163	Kangwon Land Inc	3,287,514

192,283	KB Financial Group Inc	7,073,578

17,400	KB Financial Group Inc ADR	642,408

856,298	Kia Motors Corp	28,286,504

124,298	Korea Asset In Trust Co Ltd	414,469

44,974	Korea Autoglass Corp	764,967

7,187	Korean Reinsurance Co	50,613

121,400	KT Corp Sponsored ADR	1,461,656

67,372	KT Hitel Co Ltd *	243,999

3,082	KT&G Corp	261,328

105,630	Kwang Dong Pharmaceutical Co Ltd	608,010

50,245	Kyobo Securities Co Ltd	448,927

34,866	Kyungdong Pharm Co Ltd	262,683

121,187	LF Corp	2,204,688

112,655	LG Corp	6,929,092

24,164	LG Electronics Inc	1,592,474

302,107	LG Uplus Corp	3,541,983

86,067	LOTTE Himart Co Ltd	3,095,917

28,523	Mirae Asset Life Insurance Co Ltd	111,106

1,434	NCSoft Corp	574,284

8,514	Orange Life Insurance Ltd	259,734

5,453	POSCO	1,086,213

7,500	POSCO Sponsored ADR	372,975

84,715	Samjin Pharmaceutical Co Ltd	2,307,546

268,017	Samsung Electronics Co Ltd	9,541,894

1,000	Samsung Electronics Co Ltd GDR	890,114

7,859	Samsung SDS Co Ltd	1,365,886

8,508	Sebang Global Battery Co Ltd	297,826

1,531	Seohan Co Ltd	2,018

6,817	SFA Engineering Corp	227,145

738,341	Shinhan Financial Group Co Ltd	27,462,958

55,424	SK Holdings Co Ltd	10,751,075

214,441	SK Hynix Inc	11,723,821

798,541	SK Telecom Co Ltd Sponsored ADR	18,550,108

33,798	SL Corp	633,743

180	Taekwang Industrial Co Ltd	199,885

288,042	Woori Financial Group Inc	3,364,143

	Total South Korea	225,114,251

	Spain — 1.2%

290,984	Abengoa Yield Plc	6,241,607

11,071	Acciona SA	1,183,204

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Spain — continued

251,651	ACS Actividades de Construccion y Servicios SA	10,336,141

14,090	Aena SME SA	2,587,277

206,742	Almirall SA	3,555,843

501,104	Banco Santander SA	2,196,823

51,487	Cia de Distribucion Integral Logista Holdings SA	1,137,404

198,486	Enagas SA	5,425,148

110,178	Ence Energia y Celulosa SA	459,987

971,013	Endesa SA	24,189,343

59,491	Faes Farma SA	259,594

1,676,951	Iberdrola SA	15,591,880

3,805,655	International Consolidated Airlines Group SA	21,600,960

153,373	Mapfre SA	449,575

189,496	Naturgy Energy Group SA	5,403,914

205,787	Red Electrica Corp SA	4,361,719

4,804	Siemens Gamesa Renewable Energy SA	74,507

31,095	Telefonica SA	248,451

110,652	Unicaja Banco SA	107,749

	Total Spain	105,411,126

	Sweden — 1.3%

605,352	Betsson AB *	3,824,970

605,352	Betsson AB – Redemption *	247,912

10,344	Bufab AB	105,918

12,849	Dustin Group AB	110,167

9,958	Fabege AB	149,392

26,837	Granges AB	252,080

42,036	Hemfosa Fastigheter AB	387,644

4,276	Investor AB – A Shares	184,870

100,180	Kindred Group Plc SDR	780,037

245,936	Klovern AB – B Shares	369,383

14,982	Lindab International AB	154,641

17,891	Mr. Green & Co AB (d)	130,131

19,900	New Wave Group AB-Class B	129,853

78,156	Nobina AB	436,379

51,154	Oriflame Holding AG *	1,201,107

158,754	Peab AB	1,250,823

231,475	Resurs Holding AB	1,348,579

1,019,483	Sandvik AB	15,737,428

210,030	SAS AB *	293,834

78,172	Skandinaviska Enskilda Banken AB – Class A	693,502

708	SSAB AB – Series A	2,174

2,623,914	Svenska Cellulosa AB SCA – Class B	20,028,135

564,217	Swedbank AB – A Shares	8,091,994

231,957	Swedish Match AB	10,470,480

78,900	Telefonaktiebolaget LM Ericsson – B Shares	759,151

77,332	Volvo AB – A Shares	1,092,746

2,886,307	Volvo AB – B Shares	40,296,822

	Total Sweden	108,530,152

Shares	Description	Value ($)

	Switzerland — 1.2%

240	Alcon Inc * (a)	13,963

18,129	Alcon, Inc. * (a)	1,054,334

12,612	ALSO Holding AG (Registered) *	1,639,006

51	Belimo Holding AG (Registered)	266,863

30,409	BKW AG	2,010,351

9,705	Bobst Group SA (Registered)	610,381

8,623	Georg Fischer AG (Registered)	7,300,790

119	Gurit Holding AG	120,427

18,184	Huber + Suhner AG (Registered)	1,395,187

348	Inficon Holding AG (Registered)	196,943

76	Interroll Holding AG (Registered)	161,185

10,870	Kardex AG (Registered)	1,671,877

47,081	Mobilezone Holding AG (Registered) *	456,263

59,459	Nestle SA (Registered)	5,898,257

1,200	Novartis AG	102,768

211,335	Novartis AG (Registered)	18,161,687

6,613	Orior AG *	503,858

4,086	Panalpina Welttransport Holding AG (Registered) *	868,719

32,735	Roche Holding AG	8,585,528

200,256	Roche Holding AG – Genusschein	52,597,634

37,361	SIG Combibloc Group AG *	382,147

5,835	Zehnder Group AG – Class RG	195,397

	Total Switzerland	104,193,565

	Taiwan — 5.3%

302,000	Ability Enterprise Co Ltd	144,509

156,000	Actron Technology Corp	482,493

522,000	Advantech Co Ltd	4,370,935

235,000	Asia Vital Components Co Ltd	248,501

3,225,799	Asustek Computer Inc	22,174,487

57,000	Aten International Co Ltd	162,982

2,599,000	Catcher Technology Co Ltd	15,683,539

1,813,000	Cathay Financial Holding Co Ltd	2,341,892

114,000	Cathay Real Estate Development Co Ltd	105,427

2,868,000	Chailease Holding Co Ltd	10,568,856

23,000	Chaun-Choung Technology Corp	116,275

565,660	Chicony Electronics Co Ltd	1,341,376

1,096,000	Chin-Poon Industrial Co Ltd	1,113,698

8,498,000	China Development Financial Holding Corp	2,496,625

1,018,000	China Life Insurance Co Ltd	786,467

566,000	China Motor Corp	492,213

23,000	Chlitina Holding Ltd	189,383

368,000	Chong Hong Construction Co Ltd	1,051,995

124,000	Cleanaway Co Ltd	662,641

5,849,000	Coretronic Corp	7,489,941

17,778,000	CTBC Financial Holding Co Ltd	11,801,190

466,000	CTCI Corp	690,908

61,000	Depo Auto Parts Ind Co Ltd	133,475

428,500	Elan Microelectronics Corp	981,891

403,000	Elite Material Co Ltd	1,094,540

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

642,000	Elitegroup Computer Systems Co Ltd *	247,781

639,000	Everlight Electronics Co Ltd	571,802

505,000	Far Eastern Department Stores Ltd	280,076

553,000	Farglory Land Development Co Ltd	693,495

1,086,000	Feng TAY Enterprise Co Ltd	8,228,443

1,101,000	FLEXium Interconnect Inc	2,734,821

244,000	Formosa Advanced Technologies Co Ltd	263,533

2,179,000	Formosa Chemicals & Fibre Corp	7,391,534

1,375,000	Formosa Petrochemical Corp	5,028,575

1,484,000	Formosa Plastics Corp	5,183,870

1,357,000	Formosa Taffeta Co Ltd	1,670,323

4,774,000	Foxconn Technology Co Ltd	9,291,871

626,000	Fubon Financial Holding Co Ltd	856,016

51,000	Fusheng Precision Co Ltd	288,303

35,000	Giant Manufacturing Co Ltd	248,871

7,049,000	Gigabyte Technology Co Ltd	10,176,427

540,000	Globalwafers Co Ltd	5,214,247

10,313,000	Grand Pacific Petrochemical	6,853,120

3,283,830	Great Wall Enterprise Co Ltd	4,000,492

494,000	Greatek Electronics Inc	645,685

973,000	HannStar Display Corp	213,663

1,893,000	Highwealth Construction Corp	2,922,436

121,000	Holiday Entertainment Co Ltd	255,229

1,969,000	Holtek Semiconductor Inc	4,176,757

2,972,600	Hon Hai Precision Industry Co Ltd	6,947,294

18,000	Hotai Motor Co Ltd	287,841

524,000	Huaku Development Co Ltd	1,417,518

583,300	IEI Integration Corp	599,249

267,000	International Games System Co Ltd	2,252,663

4,185,000	Inventec Corp	3,153,016

34,000	King Slide Works Co Ltd	326,935

370,000	Kinik Co	698,580

139,000	Kung Long Batteries Industrial Co Ltd	722,857

29,000	Lion Travel Service Co Ltd	78,670

1,671,000	Lite-On Semiconductor Corp	1,588,335

1,155,000	Lite-On Technology Corp	1,648,541

205,000	Makalot Industrial Co Ltd	1,344,059

3,227,088	Mercuries Life Insurance Co Ltd *	1,100,922

61,000	Mirle Automation Corp	89,742

3,415,899	Mitac Holdings Corp	3,170,651

9,202,000	Nan Ya Plastics Corp	22,852,553

434,000	Nantex Industry Co Ltd	484,981

6,395,000	Nanya Technology Corp	12,472,825

6,324,000	Novatek Microelectronics Corp	33,649,820

306,000	On-Bright Electronics Inc	1,409,955

209,000	OptoTech Corp	136,943

212,000	Pegatron Corp	344,771

1,258,000	Phison Electronics Corp	11,381,729

13,201,566	Pou Chen Corp	14,984,525

3,547,000	Quanta Computer Inc	6,602,955

218,000	Quanta Storage Inc	294,757

9,681,020	Radiant Opto-Electronics Corp	30,459,115

Shares	Description	Value ($)

	Taiwan — continued

1,716,000	Realtek Semiconductor Corp	10,850,657

742,240	Ruentex Development Co Ltd	959,502

3,021,600	Ruentex Industries Ltd	6,612,995

218,000	Sercomm Corp	454,088

105,000	Shanghai Commercial & Savings Bank Ltd (The)	192,845

672,000	Sheng Yu Steel Co Ltd	391,582

256,000	Shin Zu Shing Co Ltd	882,554

215,000	Shinkong Insurance Co Ltd	274,525

463,400	Simplo Technology Co Ltd	3,584,443

382,000	Sinbon Electronics Co Ltd	1,285,597

180,000	Sitronix Technology Corp	715,590

416,000	Soft-World International Corp	933,047

141,000	Standard Chemical & Pharmaceutical Co Ltd	146,191

2,213,000	Sunplus Technology Co Ltd	856,745

531,750	Syncmold Enterprise Corp	1,361,585

126,000	TaiDoc Technology Corp	553,641

399,000	Taiwan PCB Techvest Co Ltd	451,242

2,728,000	Taiwan Semiconductor Manufacturing Co Ltd	20,160,863

871,323	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (b)	33,415,237

404,000	Taiwan Styrene Monomer	310,608

2,458,000	Taiwan Surface Mounting Technology Corp	4,085,605

454,000	Teco Electric and Machinery Co Ltd	328,256

385,000	Tong Hsing Electronic Industries Ltd	1,236,497

560,700	TOPBI International Holdings Ltd	1,496,033

982,188	Topco Scientific Co Ltd	2,547,897

194,000	Topkey Corp	910,271

571,000	Transcend Information Inc	1,294,336

1,049,000	Tripod Technology Corp	3,317,351

323,000	TXC Corp	342,561

2,453,000	Uni-President Enterprises Corp	6,304,426

615,800	United Integrated Services Co Ltd	2,831,719

61,000	Vanguard International Semiconductor Corp	116,392

176,000	Wah Lee Industrial Corp	296,969

6,630,000	Walsin Lihwa Corp	3,293,812

1,274,000	Waterland Financial Holdings Co Ltd	423,025

528,000	YC INOX Co Ltd	448,116

603,000	Youngtek Electronics Corp	808,975

22,187,000	Yuanta Financial Holding Co Ltd	12,456,772

21,000	Yulon Nissan Motor Co Ltd	179,945

11,000	Zeng Hsing Industrial Co Ltd	50,860

280,000	Zhen Ding Technology Holding Ltd	822,449

	Total Taiwan	452,651,215

	Thailand — 0.6%

1,095,400	AP Thailand Pcl (Foreign Registered)	268,392

169,400	AP Thailand Pcl NVDR	41,506

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued

1,058,200	Com7 Pcl NVDR	653,730

252,939	Delta Electronics Thailand Pcl (Foreign Registered)	508,435

3,368,900	Home Product Center Pcl NVDR	1,798,647

406,500	Land & Houses Pcl NVDR	136,204

466,600	Mega Lifesciences Pcl NVDR	516,945

388,600	Pruksa Holding Pcl (Foreign Registered)	248,372

1,649,200	Pruksa Holding Pcl NVDR	1,054,077

9,310,400	PTT Global Chemical Pcl NVDR	17,866,240

9,123,900	PTT Pcl (Foreign Registered)	13,311,348

52,600	PTT Pcl NVDR	76,741

849,700	SC Asset Corp Pcl (Foreign Registered)	74,858

10,800	Siam Cement Pcl (The) (Foreign Registered)	154,471

207,800	Somboon Advance Technology Pcl NVDR	116,646

8,729,000	Star Petroleum Refining Pcl	2,576,979

2,313,400	Star Petroleum Refining Pcl (Foreign Registered)	682,963

1,235,225	Supalai Pcl (Foreign Registered)	870,395

164,650	Supalai Pcl NVDR	116,020

4,036,200	Thanachart Capital Pcl (Foreign Registered)	6,773,008

171,000	Thanachart Capital Pcl NVDR	287,015

1,520,100	TTW Pcl (Foreign Registered)	644,221

1,332,300	TTW Pcl NVDR	564,630

	Total Thailand	49,341,843

	Turkey — 2.1%

14,050,431	Akbank TAS	14,456,701

256,687	Aksa Akrilik Kimya Sanayii AS	378,209

1,114,815	Anadolu Cam Sanayii AS	516,916

98,921	Arcelik AS *	295,858

827,377	Aselsan Elektronik Sanayi Ve Ticaret AS	2,593,484

57,600	Aygaz AS	87,630

854,940	BIM Birlesik Magazalar AS	11,703,695

16,982	Coca-Cola Icecek AS	79,483

8,439,142	Dogan Sirketler Grubu Holding AS *	1,551,335

2,195,665	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	871,044

37,172,281	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	7,273,988

2,058,949	Enerjisa Enerji AS	1,890,816

1,037,939	Enka Insaat ve Sanayi AS	944,310

4,880,204	Eregli Demir ve Celik Fabrikalari TAS	6,076,072

232,133	Ford Otomotiv Sanayi AS	2,194,634

4,910,805	Haci Omer Sabanci Holding AS	6,533,383

4,904,291	KOC Holding AS	13,538,261

338,433	Kordsa Teknik Tekstil AS	693,961

452,754	Koza Altin Isletmeleri AS *	3,699,875

209,965	Mavi Giyim Sanayi Ve Ticaret AS – Class B	1,232,699

31,520	Otokar Otomotiv Ve Savunma Sanayi AS	559,063

Shares	Description	Value ($)

	Turkey — continued

1,791,193	Petkim Petrokimya Holding AS *	1,488,375

438,415	Selcuk Ecza Deposu Ticaret ve Sanayi AS	352,967

9,189,127	Soda Sanayii AS	10,962,042

755,923	TAV Havalimanlari Holding AS	3,303,207

1,181,929	Tekfen Holding AS	5,051,559

81,415	Tofas Turk Otomobil Fabrikasi AS	236,614

2,348,880	Trakya Cam Sanayii AS	1,137,270

607,097	Tupras-Turkiye Petrol Rafineriler AS	13,663,205

12,448	Turk Traktor ve Ziraat Makineleri AS	58,664

246,976	Turkcell Iletisim Hizmetleri AS	493,777

71,200	Turkcell Iletisim Hizmetleri AS ADR	352,440

19,050,323	Turkiye Garanti Bankasi AS	25,887,850

9,013,928	Turkiye Halk Bankasi AS	8,205,172

17,961,379	Turkiye Is Bankasi – Class C *	15,799,005

13,292,368	Turkiye Sinai Kalkinma Bankasi AS	1,552,621

212,513	Turkiye Sise ve Cam Fabrikalari AS	189,766

13,382,473	Turkiye Vakiflar Bankasi TAO – Class D	8,480,415

28,968	Ulker Biskuvi Sanayi AS *	94,811

371,649	Vestel Elektronik Sanayi ve Ticaret AS *	622,026

21,635,126	Yapi ve Kredi Bankasi AS *	7,391,759

327,245	Zorlu Enerji Elektrik Uretim AS *	64,117

	Total Turkey	182,559,079

	United Arab Emirates — 0.1%

138,045	Abu Dhabi Commercial Bank PJSC	335,208

1,275,399	Air Arabia PJSC	359,531

1,139,197	Al Waha Capital PJSC	297,403

1,199,940	DAMAC Properties Dubai Co PJSC *	276,572

2,875,716	Dana Gas PJSC	773,215

528,671	Dubai Islamic Bank PJSC	720,676

2,464,878	Emaar Properties PJSC	2,985,450

4,696,149	RAK Properties PJSC *	547,931

	Total United Arab Emirates	6,295,986

	United Kingdom — 4.1%

1,784,238	3i Group Plc	23,685,806

29,707	Admiral Group Plc	773,169

13,916	AG Barr Plc	166,626

137,577	Ashtead Group Plc	3,229,683

221,435	AstraZeneca Plc	16,318,051

81,474	AVEVA Group Plc	3,806,807

133,331	BAE Systems Plc	762,231

1,393,220	Barratt Developments Plc	9,827,506

260,220	Bellway Plc	9,036,344

297,190	Berkeley Group Holdings Plc (The)	13,137,552

167,155	Bovis Homes Group Plc	2,062,596

379,768	British American Tobacco Plc	13,191,552

155,000	British American Tobacco Plc Sponsored ADR	5,373,850

219,708	Britvic Plc	2,470,605

949,471	BT Group Plc	2,315,395

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

52,589	Close Brothers Group Plc	913,735

30,109	CMC Markets Plc	33,100

280,587	Coca-Cola HBC AG *	10,100,729

311,723	Compass Group Plc	7,052,706

115,046	Computacenter Plc	1,821,038

27,320	Dart Group Plc	309,449

27,200	Diageo Plc Sponsored ADR	4,571,232

11,920	Diploma Plc	223,360

39,279	Direct Line Insurance Group Plc	157,027

138,025	Drax Group Plc	514,378

12,131	Dunelm Group Plc	136,507

295,509	EI Group Plc *	787,595

813,220	Electrocomponents Plc	6,234,848

22,782	EMIS Group Plc	342,797

857,433	Evraz Plc	6,365,090

1,618,526	Ferrexpo Plc	4,702,224

80,532	Galliford Try Plc	635,282

5,796	Games Workshop Group Plc	326,742

4,607	GlaxoSmithKline Plc	88,943

755,900	GlaxoSmithKline Plc Sponsored ADR	29,207,976

5,492	Go-Ahead Group Plc (The)	129,317

42,536	Grafton Group Plc	456,924

39,430	Grainger Plc	125,182

125,786	Greene King Plc	1,015,413

22,832	Greggs Plc	626,556

87,000	HSBC Holdings Plc Sponsored ADR(b)	3,546,990

1,015,215	IG Group Holdings Plc	7,029,488

353,686	Imperial Brands Plc	8,552,255

470,474	Inchcape Plc	3,478,000

503,200	Indivior Plc *	289,655

18,116	Intermediate Capital Group Plc	300,392

39,779	International Personal Finance Plc	79,870

303,934	JD Sports Fashion Plc	2,368,260

255,836	John Laing Group Plc	1,255,906

6,226,292	Legal & General Group Plc	20,175,178

12,803,528	Lloyds Banking Group Plc	9,254,414

41,784	Lookers Plc	45,210

138,383	McBride Plc	149,917

196,546	Meggitt Plc	1,215,367

472,589	Mondi Plc	9,782,456

13,588	Morgan Advanced Materials Plc	42,514

56,323	Morgan Sindall Group Plc	917,196

196,771	National Express Group Plc	987,598

109,023	Next Plc	7,947,265

154,800	Nomad Foods Ltd *	3,284,856

26,860	Numis Corp Plc	91,404

84,947	OneSavings Bank Plc	430,797

96,005	Pagegroup Plc	617,230

70,168	Paragon Banking Group Plc	384,328

8,595	Pennon Group Plc	79,806

1,233,933	Persimmon Plc	30,694,362

111,838	Phoenix Group Holdings Plc	946,197

Shares	Description	Value ($)

	United Kingdom — continued

398,428	Plus500 Ltd	3,186,704

1,517,784	QinetiQ Group Plc	5,576,007

89,789	Reckitt Benckiser Group Plc	7,206,857

142,925	Redrow Plc	983,021

40,264	Royal Dutch Shell Plc – Class A	1,248,647

11,200	Royal Dutch Shell Plc – Class A Sponsored ADR	692,272

51,200	Royal Dutch Shell Plc – Class B Sponsored ADR	3,218,432

32,336	Safestore Holdings Plc (REIT)	259,346

24,595	Savills Plc	263,796

47,105	Segro Plc (REIT)	414,680

97,210	Softcat Plc	1,115,169

107,567	Spectris Plc	3,372,812

322,592	Spirent Communications Plc	640,302

19,097	Stagecoach Group Plc	30,135

189,169	Stock Spirits Group Plc	560,625

1,197,962	Tate & Lyle Plc	10,935,019

362,315	Taylor Wimpey Plc	756,999

106,004	Unilever Plc	6,466,851

495,751	Vesuvius Plc	3,129,510

	Total United Kingdom	347,040,018

	United States — 12.6%

26,700	1-800-Flowers.com, Inc. – Class A * (b)	487,542

55,890	3M Co. (b) (c)	8,928,428

51,457	Abbott Laboratories (b)	3,917,421

49,200	Abercrombie & Fitch Co. – Class A (b)	851,160

54,255	Accenture Plc – Class A (c)	9,661,188

261,900	ACCO Brands Corp.	1,924,965

4,600	ACI Worldwide, Inc. * (b)	144,716

44,900	Acushnet Holdings Corp. (b)	1,054,701

77,600	ADTRAN, Inc.	1,216,768

4,300	AdvanSix, Inc. *	104,834

104,000	AG Mortgage Investment Trust, Inc. (REIT)	1,603,680

3,300	Agilysys, Inc. *	71,940

46,900	AgroFresh Solutions, Inc. * (b)	113,029

20,200	Alamo Group, Inc.	1,917,586

2,200	Allied Motion Technologies, Inc.	71,434

18,200	Alpha & Omega Semiconductor Ltd. *	155,428

14,144	Alphabet, Inc. – Class C *	15,609,743

23,700	Ameresco, Inc.– Class A *	343,650

20,100	America’s Car-Mart, Inc. *	1,730,610

71,793	American Express Co. (b)	8,235,375

300	American National Bankshares, Inc.	10,464

29,544	American Public Education, Inc. *	826,641

13,200	American Vanguard Corp.	175,296

36,200	Amkor Technology, Inc. *	234,576

25,577	Amphenol Corp. – Class A (b)	2,225,199

232,182	Anadarko Petroleum Corp.	16,338,647

28,979	Anthem, Inc.	8,055,582

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

93,853	Apple, Inc.	16,430,845

426,200	Arbor Realty Trust, Inc. (REIT) (b)	5,246,522

199,900	Archrock, Inc.	1,773,113

58,500	Ares Commercial Real Estate Corp. (REIT) (b)	858,780

15,900	Armstrong Flooring, Inc. *	167,586

1,300	Arrow Financial Corp.	41,821

19,700	Atkore International Group, Inc. *	460,783

55,500	Avaya Holdings Corp. * (b)	698,190

40,100	Avid Technology, Inc. * (b)	310,775

96,900	AVX Corp. (b)	1,433,151

8,200	Axcelis Technologies, Inc. * (b)	121,606

21,100	BancFirst Corp.	1,102,053

26,100	BankFinancial Corp.	362,790

91,800	Banner Corp.	4,632,228

1,700	Bar Harbor Bankshares (b)	40,171

20,100	Bassett Furniture Industries, Inc.	295,269

3,200	BCB Bancorp, Inc.	39,168

11,781	Becton Dickinson and Co. (b)	2,750,157

9,830	Bel Fuse, Inc. – Class B	169,862

323,330	Bemis Co., Inc.	18,866,305

32,800	Benchmark Electronics, Inc.	724,552

6,480	Berkshire Hills Bancorp, Inc.	189,151

30,000	Berry Petroleum Corp.	322,500

15,200	BlackRock TCP Capital Corp.	216,904

209,800	Bloomin’ Brands, Inc. (b)	4,051,238

2,209	Booking Holdings, Inc. * (c)	3,658,590

8,800	Boston Private Financial Holdings, Inc.	90,200

148,000	Brady Corp. – Class A	6,852,400

110,600	Braemar Hotels & Resorts, Inc. (REIT)	1,154,664

114,700	Briggs & Stratton Corp.	1,078,180

100	BRT Apartments Corp. (REIT)	1,262

13,400	Cabot Corp. (b)	535,196

2,400	CACI International, Inc. – Class A * (b)	488,448

61,600	Calix, Inc. *	372,680

44,600	Camden National Corp.	1,888,810

6,100	Carpenter Technology Corp. (b)	247,416

153,600	Carrols Restaurant Group, Inc. *	1,308,672

336,900	Cars.com, Inc. * (b)	7,132,173

67,800	Cedar Realty Trust, Inc. (REIT)	191,874

243,400	Celgene Corp. * (b)	22,828,486

450,000	Centene Corp. * (b) (e)	25,987,500

72,100	Central Garden & Pet Co. *	2,029,615

70,500	Central Garden & Pet Co. – Class A *	1,802,685

8,900	Century Bancorp, Inc. – Class A	797,529

17,900	Chatham Lodging Trust (REIT) (b)	340,816

1,000	Chemung Financial Corp.	44,800

280,600	Ciena Corp. * (b)	9,804,164

19,200	Cirrus Logic, Inc. *	717,504

124,604	Cisco Systems, Inc.	6,483,146

7,400	Citi Trends, Inc.	101,232

16,000	Civista Bancshares, Inc.	347,200

Shares	Description	Value ($)

	United States — continued

38,600	Clarus Corp.	492,150

8,600	CNB Financial Corp.	212,850

328,500	CNO Financial Group, Inc. (b)	5,160,735

101,954	Coca-Cola Co. (The)	5,009,000

102,196	Cognizant Technology Solutions Corp. – Class A (b) (c)	6,328,998

2,800	Columbia Sportswear Co. (c)	262,584

15,700	Community Trust Bancorp, Inc.	621,563

87,100	Comtech Telecommunications Corp.	1,842,165

12,400	Consolidated Water Co. Ltd.	168,020

222,285	Contra Clementia Pharma (d)	300,085

1,200	Cooper-Standard Holding, Inc. *	46,392

64,900	Core-Mark Holding Co., Inc.	2,393,512

258,100	CoreCivic, Inc. (REIT)	5,652,390

81,100	CorePoint Lodging, Inc. (REIT) (c)	982,932

35,865	Costco Wholesale Corp.	8,592,537

8,800	CRA International, Inc.	329,472

65,200	CSG Systems International, Inc. (b)	2,924,220

25,400	Daktronics, Inc.	157,734

191,200	Designer Brands, Inc. – Class A	3,458,808

21,800	Digi International, Inc. *	237,402

12,100	Dime Community Bancshares, Inc.	215,138

51,700	Diodes, Inc. * (b)	1,599,081

238,769	Discovery, Inc. – Class C *	6,122,037

4,047	Donegal Group, Inc. – Class A	58,479

16,500	Donnelley Financial Solutions, Inc. *	203,445

14,200	Ducommun, Inc. *	640,846

367,400	Dynex Capital, Inc. (REIT) (b)	2,020,700

14,700	El Paso Electric Co.	855,540

8,400	El Pollo Loco Holdings, Inc. * (b)	88,032

3,200	EMCOR Group, Inc. (c)	257,792

24,200	Employers Holdings, Inc.	1,005,268

87,800	Ennis, Inc.	1,626,056

178,725	Enova International, Inc. *	3,815,779

3,700	EnPro Industries, Inc.	205,313

7,400	Escalade, Inc.	82,362

8,300	ESSA Bancorp, Inc. (b)	125,745

59,400	Essent Group Ltd. *	2,788,830

39,200	Ethan Allen Interiors, Inc.	831,824

17,200	EVERTEC Inc (c)	492,952

1,888,723	EveryWare Global, Inc. (d)	2,984,182

33,300	Evolution Petroleum Corp.	203,463

42,400	Exantas Capital Corp. (REIT)	462,160

37,697	Facebook, Inc. – Class A * (c)	6,690,087

24,400	Farmers National Banc Corp.	328,180

104,900	Federal Signal Corp.	2,506,061

159,100	Federated Investors, Inc. – Class B (b)	4,857,323

34,300	FedNat Holding Co.	463,736

20,930	Financial Institutions, Inc.	565,738

456,987	Finisar Corp. *	9,587,587

25,326	First Community Bankshares, Inc.	829,680

1,024,958	First Data Corp.*	26,054,432

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

66,500	First Defiance Financial Corp.	1,802,150

14,000	First Financial Corp. (b)	529,620

7,900	First Financial Northwest, Inc. (b)	119,764

1,900	First of Long Island Corp. (The)	40,565

219,500	Flagstar Bancorp, Inc. (b)	6,909,860

475	Flexsteel Industries, Inc.	8,146

8,200	Flushing Financial Corp.	172,446

7,800	FONAR Corp. *	149,760

38,505	FTI Consulting, Inc. * (b)	3,231,340

516,300	Fulton Financial Corp. (b)	8,136,888

30,400	FutureFuel Corp.	315,552

497,500	Gannett Co., Inc. (b)	3,910,350

22,100	Genie Energy Ltd. – Class B (b)	206,414

306,300	GEO Group, Inc. (The) (REIT)	6,717,159

79,497	Gibson Equity (d)	8,744,670

41,619	Global Brass & Copper Holdings, Inc.	1,815,837

15,800	Gorman-Rupp Co. (The)	468,786

1,800	Graham Holdings Co. – Class B	1,224,972

7,900	Great Southern Bancorp, Inc.	436,238

19,400	Greif, Inc. – Class A (b)	687,536

72,600	Griffon Corp. (b)	1,043,988

37,900	Group 1 Automotive, Inc.	2,736,001

4,000	Hallmark Financial Services, Inc. *	47,160

66,800	Harmonic, Inc. * (b)	348,696

79,300	Haverty Furniture Cos, Inc.	1,380,613

53,500	Helen of Troy Ltd. * (b)	7,148,135

219,236	Herman Miller, Inc.	7,780,686

273,900	Hersha Hospitality Trust (REIT)	4,669,995

8,100	HMS Holdings Corp. *	246,483

9,600	HomeTrust Bancshares, Inc.	235,008

23,098	Honeywell International, Inc.	3,795,232

2,600	Hurco Cos, Inc.	91,156

52,900	Hyster-Yale Materials Handling, Inc.	2,326,542

36,400	ICF International, Inc. (c)	2,653,196

51,200	IDACORP, Inc. (b)	5,133,824

1,200	Independence Holding Co.	44,796

84,563	Independent Bank Corp.	1,788,507

52,600	Information Services Group, Inc. *	163,586

17,662	Ingles Markets, Inc. – Class A	526,504

37,500	Innospec, Inc.	3,026,625

83,300	Insight Enterprises, Inc. *	4,288,284

51,600	Inter Parfums, Inc.	3,342,648

97,800	International Bancshares Corp.	3,565,788

18,757	INTL. FCStone, Inc. * (c)	651,993

94,900	Invesco Mortgage Capital, Inc. (REIT)	1,460,511

91,700	iStar, Inc. (REIT) (b) (c)	1,009,617

19,200	Johnson Outdoors, Inc. – Class A	1,417,152

59,914	Johnson & Johnson	7,857,721

135,600	K12, Inc. *	4,145,292

3,300	Kaiser Aluminum Corp. (b)	294,096

21,700	Kimball Electronics, Inc. *	309,225

21,000	Kimball International, Inc. – Class B	324,240

Shares	Description	Value ($)

	United States — continued

72,900	Knoll, Inc.	1,431,756

162,900	L3 Technologies, Inc. (b)	39,431,574

28,400	La-Z-Boy, Inc.	914,196

3,400	Lakeland Financial Corp.	149,430

35,800	Lantheus Holdings, Inc.* (b)	858,842

133,400	Laureate Education, Inc. – Class A *	2,142,404

12,800	LCNB Corp.	217,216

17,600	Leaf Group Ltd. *	126,544

83,544	Liberty Expedia Holdings, Inc. – Class A * (c)	3,444,519

434,500	Liberty Global Plc – Series C * (e)	10,532,280

131,527	Liberty Media Corp.-Liberty SiriusXM – Class C *	4,753,386

104,000	Liberty TripAdvisor Holdings, Inc. – Class A *	1,107,600

17,000	M/I Homes, Inc. *	465,460

31,500	Macatawa Bank Corp.	319,725

168,200	Mallinckrodt Plc *	1,461,658

76,300	Marcus Corp. (The) (b)	2,667,448

5,700	Marlin Business Services Corp. (b)	127,110

11,786	Mastercard, Inc. – Class A (b)	2,964,061

50,000	Materion Corp. (c)	3,022,500

43,500	Matrix Service Co. *	787,350

103,448	Medtronic Plc	9,577,216

24,700	Meet Group , Inc. (The) * (b)	95,589

65,973	Mellanox Technologies Ltd *	7,242,516

94,208	Merck & Co., Inc. (b) (c)	7,462,216

6,500	Meridian Bancorp, Inc.	112,255

2,600	Meridian Bioscience, Inc. (b)	29,380

44,900	Meritor, Inc. * (b)	905,184

276,500	MGIC Investment Corp. *	3,746,575

141,908	Microsoft Corp.	17,551,181

700	MicroStrategy Inc-Class A *	93,037

2,500	MidWestOne Financial Group, Inc.	69,600

10,100	Miller Industries, Inc.	268,155

32,600	Modine Manufacturing Co. *	418,910

6,400	Monarch Casino & Resort, Inc. *	275,392

57,500	Monotype Imaging Holdings, Inc.	936,675

111,400	Moog, Inc. – Class A	9,181,588

77,400	Movado Group, Inc.	1,993,824

19,700	Mueller Industries, Inc. (b)	530,915

9,700	MutualFirst Financial, Inc.	289,836

100	NACCO Industries, Inc. – Class A	4,996

10,600	National CineMedia, Inc. (b)	69,430

89,700	National General Holdings Corp.	2,037,984

50,200	Natural Grocers by Vitamin Cottage, Inc. *	515,554

57,500	Nautilus, Inc. * (b)	154,675

1,400	Nicolet Bankshares, Inc. *	81,886

218,750	Nielsen Holdings Plc (b) (e)	4,972,188

7,337	Northrim BanCorp, Inc.	245,276

272,400	Northwest Bancshares, Inc. (b)	4,568,148

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

8,200	NorthWestern Corp.	581,708

962,100	Office Depot, Inc. (b)	1,885,716

94,300	OFG Bancorp (b)	1,770,954

657	Oil-Dri Corp. of America	19,309

234,100	Old National Bancorp (b)	3,731,554

9,700	Old Second Bancorp, Inc.	118,340

28,900	Olympic Steel, Inc. (b)	357,782

5,600	One Liberty Properties, Inc. (REIT) (c)	159,824

1,960,195	OneMarket Ltd. *	1,079,508

48,342	Oppenheimer Holdings, Inc. – Class A	1,191,147

303,542	Oracle Corp. (b)	15,359,225

1,201	Orrstown Financial Services, Inc.	25,509

3,500	Otter Tail Corp.	173,845

62,000	Outfront Media, Inc. (REIT)	1,528,300

426,900	Pacific Biosciences of California, Inc. * (b)	2,860,230

1,900	Park-Ohio Holdings Corp.	59,318

40,900	PC Connection, Inc. (c)	1,298,166

10,200	PCM, Inc. *	260,610

616,800	PDL BioPharma, Inc. * (b)	1,739,376

26,000	Penn Virginia Corp. *	793,000

1,100	Penns Woods Bancorp, Inc.	46,024

131,900	PennyMac Financial Services, Inc. (b) (c)	2,797,599

105,500	PennyMac Mortgage Investment Trust (REIT)	2,194,400

5,200	Peoples Bancorp, Inc.	160,732

12,310	PepsiCo, Inc.	1,575,680

42,089	Philip Morris International, Inc.	3,246,325

342,000	Piedmont Office Realty Trust, Inc. – Class A (REIT) (b)	6,952,860

84,400	PNM Resources, Inc.	3,976,084

15,800	PolyOne Corp.	397,054

159,400	Popular, Inc.	8,322,274

105,400	Portland General Electric Co. (b)	5,571,444

1,900	Preformed Line Products Co.	89,319

12,500	Premier Financial Bancorp, Inc.	195,125

31,500	Prestige Consumer Healthcare, Inc. * (b)	914,445

15,700	Protective Insurance Corp. – Class B	269,255

47,200	Provident Financial Services, Inc.	1,125,248

12,400	Quanex Building Products Corp.	192,324

49,500	Radian Group, Inc.	1,111,275

45,200	Radiant Logistics, Inc. *	287,472

51,800	Rambus, Inc. * (b)	588,448

89,900	Red Hat, Inc. * (c)	16,568,570

11,133	Republic Bancorp, Inc. – Class A	510,337

19,000	Resolute Forest Products, Inc.	122,170

13,000	Resources Connection, Inc.	199,550

1,300	REX American Resources Corp. *	87,711

82,100	Ribbon Communications, Inc. *	350,567

15,400	Riverview Bancorp, Inc.	119,350

11,400	Rocky Brands, Inc.	278,844

64,600	RR Donnelley & Sons Co. (b)	143,412

32,600	RTI Surgical Holdings, Inc. * (b)	137,898

Shares	Description	Value ($)

	United States — continued

37,300	Rudolph Technologies, Inc. *	860,511

10,400	Rush Enterprises, Inc. – Class A	366,808

169,400	Sanmina Corp. *	4,504,346

7,800	Schweitzer-Mauduit International, Inc.	244,062

15,776	Seneca Foods Corp. – Class A *	389,667

9,400	Shiloh Industries, Inc. * (b)	37,976

90,700	Shoe Carnival, Inc.	2,330,083

36,700	Sierra Bancorp	910,160

11,000	SilverBow Resources, Inc. *	156,970

6,000	SkyWest, Inc.	352,320

16,600	Smart & Final Stores, Inc. *	108,066

24,500	Sonic Automotive, Inc. – Class A (b)	427,035

1,200	Southern First Bancshares, Inc.*	42,756

1,300	Southern Missouri Bancorp, Inc.	42,348

3,100	Southern National Bancorp of Virginia, Inc.	42,811

20,000	Southwest Gas Holdings, Inc. *	1,702,800

780,900	Southwestern Energy Co. * (b)	2,803,431

5,700	SpartanNash Co.	65,778

6,600	Speedway Motorsports, Inc. (b)	119,856

136,200	Spok Holdings, Inc.	2,104,290

17,000	SPX Corp. *	505,580

6,700	Standard Motor Products, Inc.	283,946

17,400	Star Group LP	168,606

2,400	State Auto Financial Corp.	82,056

247,952	Steelcase Inc – Class A	3,977,150

30,600	Stepan Co.	2,596,716

52,000	Stoneridge, Inc. * (b)	1,353,560

76,700	SunCoke Energy, Inc. *	562,978

587,000	Sunstone Hotel Investors, Inc. (REIT) (b)	7,877,540

667,300	SunTrust Banks, Inc. (b)	40,044,673

29,200	Sykes Enterprises, Inc. *	722,992

3,000	Systemax, Inc.	61,770

468,759	TCF Financial Corp.	8,934,547

74,900	Tech Data Corp. *	6,789,685

527,400	TEGNA, Inc.	7,984,836

16,300	Telenav, Inc. *	121,598

237,300	Telephone & Data Systems, Inc.	6,836,613

19,300	Territorial Bancorp, Inc.	519,170

74,687	Texas Instruments, Inc.	7,790,601

3,300	Timberland Bancorp, Inc.	80,454

187,300	Timken Co. (The)	8,243,073

126,310	TJX Cos., Inc. (The) (c)	6,352,130

96,900	Tower International, Inc.	1,688,967

42,800	Tredegar Corp.	667,252

41,900	Tribune Publishing Co. *	411,458

57,700	TriCo Bancshares	2,152,210

48,300	Trinseo SA	1,779,372

11,100	Triple-S Management Corp. – Class B *	271,950

326,424	TRU TAJ (a) (f)	4,700,506

5,869	TRU TAJ (a) (d)	1,056,420

10,200	Trustmark Corp. (b)	324,054

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

4,100	Twin Disc, Inc. *	59,122

232,400	Unisys Corp. *	2,254,280

35,500	United Community Financial Corp.	325,180

5,421	United Security Bancshares	55,294

36,200	United States Cellular Corp. *	1,576,510

38,730	UnitedHealth Group, Inc.	9,364,914

23,516	United Technologies Corp. (b)	2,970,071

154,500	Uniti Group, Inc. (REIT)	1,484,745

75,300	Universal Corp. (b)	4,255,956

25,800	Universal Forest Products, Inc.	832,050

6,900	Univest Financial Corp	164,772

174,870	US Bancorp	8,778,474

25,100	Valhi, Inc.	50,200

33,657	Vectrus, Inc. *	1,187,756

85,700	Vera Bradley, Inc. * (b)	938,415

28,700	Veritiv Corp. * (b)	506,842

131,700	Verso Corp. – Class A * (c)	2,267,874

438,900	Versum Materials, Inc.	22,537,515

450,000	Viacom, Inc. – Class B (b) (e)	13,063,500

8,300	Village Super Market, Inc. – Class A	219,784

15,900	Visa, Inc. – Class A (c)	2,565,147

435,400	Vishay Intertechnology, Inc. (b)	6,635,496

32,400	Vishay Precision Group, Inc. *	1,160,568

757,500	W&T Offshore, Inc. *	3,181,500

129,700	WABCO Holdings, Inc. *	16,979,027

10,500	Warrior Met Coal, Inc.	271,005

37,425	Waterstone Financial, Inc.	617,887

24,800	Watts Water Technologies, Inc. – Class A	2,018,472

20,800	Weis Markets, Inc. (b)	786,240

62,554	WellCare Health Plans, Inc. *	17,276,789

176,582	Wells Fargo & Co. (c)	7,834,943

5,200	WesBanco, Inc.	184,756

107,060	Wesrmoreland and Mining Holdings (f)	829,715

9,400	West Bancorporation, Inc.	195,520

17,100	Weyco Group, Inc.	427,842

115,100	World Fuel Services Corp. (c)	3,354,014

355,819	Worldpay, Inc. – Class A *	43,281,823

359,600	Xenia Hotels & Resorts, Inc. (REIT) (b) (c)	7,519,236

340,399	Zayo Group Holdings, Inc. *	11,131,047

35,200	Zix Corp. * (b)	315,392

133,800	Zumiez, Inc. *	2,646,564

	Total United States	1,075,365,346

	TOTAL COMMON STOCKS (COST $6,377,767,892)	6,095,981,597

	PREFERRED STOCKS (g) — 1.1%

	Brazil — 0.2%

692,200	Banco do Estado do Rio Grande do Sul SA – Class B	4,189,592

1,005,000	Braskem SA – Class A	10,956,791

Shares	Description	Value ($)

	Brazil — continued

73,800	Cia de Saneamento do Parana	254,467

88,600	Cia Paranaense de Energia – Class B	1,083,806

17,600	Companhia de Transmissao de Energia Eletrica Paulista	101,367

113,600	Telefonica Brasil SA	1,391,068

	Total Brazil	17,977,091

	Colombia — 0.0%

30,537	Banco Davivienda SA	344,962

	Germany — 0.1%

42,101	Bayerische Motoren Werke AG	2,491,210

2,261	Draegerwerk AG & Co KGaA	121,916

54,962	Henkel AG & Co KGaA	5,022,678

10,097	RWE AG	251,805

13,682	Sixt SE	954,121

8,982	Volkswagen AG	1,396,336

	Total Germany	10,238,066

	Russia — 0.3%

1,225	AK Transneft PJSC	3,021,559

108,094	Bashneft PJSC	2,820,897

2,102,740	Sberbank of Russia PJSC	6,591,265

21,887,300	Surgutneftegas PJSC	13,552,212

	Total Russia	25,985,933

	South Korea — 0.5%

211	CJ Corp * (f)	7,462

8,176	Hyundai Motor Co (a)	538,104

7,455	Hyundai Motor Co (a)	536,109

88,537	LG Electronics Inc	2,361,322

1,075,949	Samsung Electronics Co Ltd	31,352,127

4,895	Samsung Electronics Co Ltd GDR	3,523,659

	Total South Korea	38,318,783

	Sweden — 0.0%

15,394	Akelius Residential Property AB	558,855

	Taiwan — 0.0%

201,277	CTBC Financial Holding Co Ltd (d)	408,660

	TOTAL PREFERRED STOCKS (COST $106,473,293)	93,832,350

	RIGHTS/WARRANTS — 0.0%

	Spain — 0.0%

206,742	Almirall SA *	46,192

	United States — 0.0%

2,616,810	Media General, Inc. CVR * (d)	130,841

	TOTAL RIGHTS/WARRANTS (COST $47,038)	177,033

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares / Par Value†	Description	Value ($)

	INVESTMENT FUNDS — 0.8%

	United States — 0.8%

1,067,800	Altaba, Inc. *	63,213,760

15,488	iShares Core MSCI Emerging Markets ETF	760,771

	Total United States	63,974,531

	TOTAL INVESTMENT FUNDS (COST $72,384,987)	63,974,531

	DEBT OBLIGATIONS — 22.8%

	Italy — 0.0%

	Corporate Debt — 0.0%

3,977,000	Intesa Sanpaolo SPA, 144A, 4.38%, due 01/12/48	3,275,599

	Total Corporate Debt	3,275,599

	Jamaica — 0.1%

	Corporate Debt — 0.1%

4,679,000	Digicel Ltd., Reg S, 6.75%, due 03/01/23	3,064,745

2,530,000	Digicel Ltd., 144A, 6.00%, due 04/15/21	2,118,875

1,567,000	Digicel Ltd., due 12/30/22	968,892

	Total Jamaica	6,152,512

	Luxembourg — 0.1%

	Bank Loans — 0.1%

8,526,649	SkillSoft Corp., 1st Lien Term Loan, 7.19%, due 04/28/21 (d)	7,205,018

	Puerto Rico — 0.1%

	Asset-Backed Securities — 0.0%

2,320,000	Commonwealth of Puerto Rico, Series A, 5.38%, due 07/01/33 (h)	1,728,400

1,040,000	Commonwealth of Puerto Rico – Class A, 5.00%, due 07/01/20 (h)	774,800

3,720,000	Commonwealth of Puerto Rico – Class A, 5.00%, due 07/01/41 (h)	2,069,250

	Total Asset-Backed Securities	4,572,450

	Municipal Obligations — 0.1%

1,120,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 6.10%, due 07/01/34	929,600

1,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), Series A, 6.05%, due 07/01/28	1,305,000

524,834	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) – Class A, 6.00%, due 07/01/44	524,834

6,320,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) – Class B, 5.35%, due 07/01/27	6,027,700

Par Value†	Description	Value ($)
	Puerto Rico — continued

	Municipal Obligations — continued

1,518,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Class B, 6.05%, due 07/01/28	1,320,660

	Total Municipal Obligations	10,107,794

	Total Puerto Rico	14,680,244

	Saint Lucia — 0.1%

	Bank Loans — 0.1%

5,486,079	Digicel International Finance Limited, 2017 Term Loan B, 5.78%, due 05/28/24 (d)	4,910,041

	United Kingdom — 0.0%

	Corporate Debt — 0.0%

1,500,000	Ardonagh Midco 3 Plc, 144A, 8.63%, due 07/15/23	1,372,500

	Total Corporate Debt	1,372,500

	United States — 22.4%

	Asset-Backed Securities — 1.0%

11,498,426	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 2.64%, due 01/25/23	11,283,407

424,365	AMMC CLO 21 Ltd., Series 17-21A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.43%, due 11/02/30	424,631

775,918	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.53%, due 07/24/29	776,683

993,282	AMMC CLO XIV Ltd., Series 14-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.53%, due 07/25/29	993,263

174,213	Anchorage Capital CLO Ltd., Series 15-6A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.50%, due 07/15/30	174,297

454,145	Anchorage Capital CLO Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.25%, due 10/13/30	454,137

1,637,900	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.20%, due 04/15/31	1,636,324

745,000	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 04/20/31	744,988

596,000	Ares XXXIIR CLO Ltd., Series 14-32RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.12%, due 05/15/30	595,994

797,806	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.13%, due 11/17/27	797,799

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

695,368	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.34%, due 07/26/31	695,357

532,163	Avery Point III CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 3.72%, due 01/18/25	532,698

1,029,489	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.68%, due 04/25/26	1,029,641

2,012,232	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.74%, due 07/20/25	2,012,360

715,200	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.20%, due 04/15/30	715,188

2,232,951	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 3.43%, due 10/25/37	2,221,708

1,266,485	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.86%, 3.28%, due 04/25/36	1,265,817

183,891	Benefit Street Partners CLO III Ltd., Series 13-IIIA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.44%, due 07/20/29	183,923

106,429	Black Diamond CLO Ltd., Series 17-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.58%, due 04/24/29	106,474

894,000	BlueMountain CLO Ltd., Series 15-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 3.14%, due 04/20/30	893,986

596,000	BlueMountain CLO Ltd., Series 15-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 04/20/31	595,990

625,420	Brookside Mill CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 01/17/28	625,409

1,155,176	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.30%, due 07/15/31	1,155,155

678,984	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 04/22/30	678,886

848,730	CIFC Funding II Ltd., Series 13-2A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.25%, due 10/18/30	848,671

238,400	CIFC Funding III Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.39%, due 07/20/30	238,430

1,089,948	CIFC Funding IV Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.33%, due 10/24/30	1,090,079

6,755,945	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	270,238

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

1,257,187	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 04/20/31	1,257,167

613,720	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.75%, due 01/16/26	613,816

833,870	Dryden 30 Senior Loan Fund, Series 13-30A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.12%, due 11/15/28	833,862

282,910	Elevation CLO Ltd., Series 14-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.25%, due 10/15/29	282,905

325,346	Galaxy XV CLO Ltd., Series 13-15A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.25%, due 10/15/30	325,716

1,151,472	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.12%, due 05/16/31	1,151,372

388,327	GCO Education Loan Funding Trust, Series 06-1, Class A9L, Variable Rate, 3 mo. LIBOR + 0.16%, 2.81%, due 05/25/26	387,025

1,444,330	Goldentree Loan Management US CLO 2 Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 11/28/30	1,444,174

781,725	Goldentree Loan Opportunities XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.20%, due 01/18/31	781,652

990,185	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.23%, due 01/27/31	990,068

143,445	Halcyon Loan Advisors Funding Ltd., Series 13-1X, Class A1, Variable Rate, 3 mo. LIBOR + 1.15%, 3.75%, due 04/15/25	143,491

215,023	Halcyon Loan Advisors Funding Ltd., Series 13-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 3.75%, due 04/15/25	215,091

764,370	Highbridge Loan Management Ltd., Series 6A-2015, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.22%, due 02/05/31	764,359

141,455	Highbridge Loan Management Ltd., Series 3A-2014, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.40%, due 07/18/29	141,471

282,910	Highbridge Loan Management Ltd., Series 13-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.24%, due 10/20/29	282,943

1,180,080	ICG US CLO Ltd., Series 14-2A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 3.15%, due 01/15/31	1,180,061

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

565,820	Jamestown CLO X Ltd., Series 17-10A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.49%, due 07/17/29	566,042

516,284	KeyCorp Student Loan Trust, Series 00-A, Class A2, Variable Rate, 3 mo. LIBOR + 0.32%, 2.84%, due 05/25/29	514,175

2,014,650	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 2.89%, due 07/25/29	1,994,207

81,807	KeyCorp Student Loan Trust, Series 06-A, Class 2A4, Variable Rate, 3 mo. LIBOR + 0.31%, 2.92%, due 09/27/35	81,795

1,061,625	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 3.46%, due 04/20/31	1,061,607

223,350	KKR CLO Ltd., Series 9, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.74%, due 07/15/30	223,415

1,244,699	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 04/20/31	1,244,679

844,263	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 3.54%, due 07/20/30	845,003

568,108	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 2.68%, due 02/25/30	561,759

1,389,334	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.43%, 2.86%, due 04/25/31	1,382,186

3,187,702	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 2.70%, due 06/25/37	3,148,329

1,430,400	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 04/19/30	1,430,337

1,293,833	Magnetite IX Ltd., Series 14-9A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.58%, due 07/25/26	1,294,006

5,531,517	Montana Higher Education Student Assistance Corp., Series 12-1, Class A2, Variable Rate, 1 mo. LIBOR + 1.00%, 3.49%, due 05/20/30	5,544,892

1,188,222	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.25%, due 01/16/31	1,184,572

926,754	Mountain View CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.35%, due 10/12/30	922,773

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

3,840,513	National Collegiate Student Loan Trust, Series 07-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.23%, 2.66%, due 03/26/29	3,814,167

91,815	Nationslink Funding Corp. Commercial Loan Pass Through Certificate, Series 99-LTL1, Class D, 144A, 6.45%, due 01/22/26	92,201

312,710	Neuberger Berman CLO XV, Series 13-15A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.25%, due 10/15/29	312,689

253,486	Neuberger Berman CLO XVII Ltd., Series 14-17A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.59%, due 04/22/29	253,591

445,397	Newcastle CDO V Ltd., Series 04-5A, Class 3, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.20%, due 12/24/39	445,256

354,010	Octagon Investment Partners XV Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.56%, due 07/19/30	354,022

1,069,549	Octagon Investment Partners XVII Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.18%, due 01/25/31	1,069,532

242,494	OFSI Fund V Ltd., Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.85%, 3.45%, due 08/16/29	242,582

446,700	OHA Credit Partners XIV Ltd., Series 17-14A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.19%, due 01/21/30	446,658

622,402	OZLM Funding Ltd., Series 13-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 3.24%, due 10/22/30	622,358

180,169	OZLM XI Ltd., Series 15-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.33%, due 10/30/30	180,181

707,275	Shackleton CLO Ltd., Series 13-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.20%, due 07/15/30	707,263

910,520	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 3.69%, due 05/15/26	911,464

141,455	Telos CLO Ltd., Series 13-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 3.59%, due 07/17/19	141,507

1,748,267	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.34%, due 04/17/28	1,748,235

1,584,296	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 3.34%, due 01/17/30	1,584,267

141,550	THL Credit Wind River CLO Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 3.49%, due 07/20/30	141,623

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

763,857	THL Credit Wind River CLO Ltd., Series 17-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.12%, due 11/20/30	763,852

1,932,743	TICP CLO I-2 Ltd., Series 18-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 3.22%, due 04/26/28	1,932,743

857,479	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	852,412

2,441,211	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 3.68%, due 05/25/47	2,447,952

424,365	Voya CLO Ltd., Series 17-3A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 3.39%, due 07/20/30	424,345

1,273,095	Voya CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 3.20%, due 10/15/30	1,273,073

566,200	Voya CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 3.23%, due 04/18/31	566,190

	Total Asset-Backed Securities	87,164,646

	Bank Loans — 1.1%

14,417,500	21st Century Oncology Holdings, Inc., Exit Term Loan, 3 mo. LIBOR + 6.13%, 8.74%, due 01/16/23 (d)	12,471,137

6,300,000	California Resources Corporation, Second Out Term Loan, 12.80%, due 12/31/21 (d)	6,331,500

4,000,000	California Resources Corporation, 2017 1st Lien Term Loan, 7.18%, due 12/31/22 (d)	3,800,000

17,660,204	Communications Sales & Leasing, Inc., 2017 Term Loan B, 7.44%, due 10/24/22 (d)	17,108,323

1,400,000	Cumulus Media New Holdings Inc., Exit Term Loan, 6.94%, due 05/15/22 (d)	1,386,000

5,309,837	Foresight Energy, LLC, 2017 1st Lien Term Loan, 8.27%, due 03/28/22 (d)	4,685,931

5,486,041	Frontier Communications Corp., 2017 Term Loan B1, 6.19%, due 06/15/24 (d)	5,383,177

5,928,282	J.C. Penney Corporation, Inc., 2016 Term Loan B, 6.77%, due 06/23/23 (d)	4,979,757

4,189,119	Longview Power LLC, Term Loan B, 8.59%, due 04/13/21 (d)	3,644,534

5,489,148	Murray Energy Corporation, 2018 Term Loan B2, 9.77%, due 10/17/22 (d)	4,308,981

15,416,069	Quorum Health Corp., Term Loan B, 9.19%, due 04/29/22 (d)	15,300,448

6,000,000	Transform SR Holdings LLC, Term Loan, 9.68%, due 02/12/24 (d)	6,030,000

2,340,832	Tronox Finance LLC, Term Loan B, 5.44%, due 09/23/24 (d)	2,305,720

6,209,477	Westmoreland Coal Company, Term Loan, 20.50%, due 03/15/29 (d)	5,215,961

	Total Bank Loans	92,951,469

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — 0.6%

875,000	CHS/Community Health Systems, Inc., 8.00%, due 11/15/19	866,250

500,000	CHS/Community Health Systems, Inc., 5.13%, due 08/01/21	488,750

508,000	CHS/Community Health Systems, Inc., 6.88%, due 02/01/22	337,820

3,715,000	CHS/Community Health Systems, Inc., 144A, 8.13%, due 06/30/24	2,749,100

634,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21	559,505

1,250,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, due 01/15/22	1,093,750

3,438,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23 (i)	2,965,275

300,000	Frontier Communications Corp., 9.25%, due 07/01/21	246,000

5,198,000	Frontier Communications Corp., 6.25%, due 09/15/21	3,911,495

3,883,000	Frontier Communications Corp., 8.75%, due 04/15/22	2,688,977

991,000	Frontier Communications Corp., 7.13%, due 01/15/23	604,510

5,164,000	Frontier Communications Corp., 6.88%, due 01/15/25	2,930,570

8,500,000	JC Penney Corporation, Inc., 144A, 5.88%, due 07/01/23	6,757,500

1,517,000	JC Penney Corporation, Inc., 144A, 8.63%, due 03/15/25	758,500

1,899,000	Momentive Performance Materials, Inc., 4.69%, due 04/24/22	2,231,325

12,461,000	Murray Energy Corp., 144A, 11.25%, due 04/15/21	5,794,365

1,270,000	NGL Energy Partners LP/NGL Energy Finance Corp., 144A, 7.50%, due 04/15/26	1,289,050

1,400,000	Pacific Gas & Electric Co., 3.95%, due 12/01/47 (h)	1,183,000

4,330,000	Sprint Corp., 7.88%, due 09/15/23	4,651,156

1,600,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 144A, 6.88%, due 01/15/29	1,705,504

6,000,000	Tenet Healthcare Corp., 5.13%, due 05/01/25	5,955,000

4,800,000	United States Steel Corp., 6.25%, due 03/15/26	3,946,320

	Total Corporate Debt	53,713,722

	U.S. Government — 18.1%

106,735,128	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (j)	107,790,948

75,237,974	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (j)	74,900,996

224,850,131	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (j)	228,928,245

238,746,513	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (j)	238,952,468

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	U.S. Government — continued

140,936,069	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (j)	142,344,439

196,918,525	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (j)	219,599,614

24,046,100	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (j)	24,900,999

19,763,609	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (j)	20,661,958

155,882,385	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (j)	186,608,122

5,000,000	U.S. Treasury Note, 1.38%, due 01/31/20	4,968,750

5,000,000	U.S. Treasury Note, 1.38%, due 04/30/20	4,958,984

83,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.36%, due 04/30/20 (c)	82,995,905

43,750,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.37%, due 07/31/20 (c)	43,739,754

104,200,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 2.37%, due 10/31/20 (c)	104,139,852

50,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 2.44%, due 01/31/21 (c)	50,003,288

	Total U.S. Government	1,535,494,322

	U.S. Government Agency — 1.6%

48,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.14%, 2.47%, due 12/26/19	47,993,401

8,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.21%, 2.34%, due 02/10/20	7,993,858

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 3.50, 2.44%, due 02/21/20	4,998,703

8,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.14%, 2.45%, due 04/20/20	7,997,438

64,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.21%, 2.32%, due 05/22/20	63,931,086

	Total U.S. Government Agency	132,914,486

	Total United States	1,902,238,645

	TOTAL DEBT OBLIGATIONS (COST $1,926,686,299)	1,939,834,559

Par Value†		Description	Value ($)

		SHORT-TERM INVESTMENTS — 4.6%

		Foreign Government Obligations — 2.0%

JPY	2,365,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/03/19	21,824,390

JPY	3,400,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/01/19	31,379,019

JPY	6,900,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/16/19	63,684,981

JPY	890,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/22/19	8,214,647

JPY	1,100,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/29/19	10,153,235

JPY	1,700,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/19/19	15,692,754

JPY	2,365,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/26/19	21,832,035

		Total Foreign Government Obligations	172,781,061

		Money Market Funds — 0.2%

	16,112,439	State Street Institutional Treasury Money Market Fund-Premier Class, 2.30% (k) (l)	16,112,439

		Repurchase Agreements — 1.3%

	110,103,000	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 5/31/19, maturing on 6/03/19 with a maturity value of $110,125,663 and an effective yield of 2.75%, collateralized by a U.S. Treasury Note with maturity date 11/30/25 and a market value of $112,667,702.	110,103,000

		U.S. Government — 1.1%

	50,550,000	U.S. Treasury Bill, 2.32%, due 10/03/19 (m) (l)	50,152,536

	11,000,000	U.S. Treasury Note, 1.25%, due 02/29/20	10,911,914

	28,000,000	U.S. Treasury Note, 1.13%, due 04/30/20	27,713,437

		Total U.S. Government	88,777,887

		TOTAL SHORT-TERM INVESTMENTS (COST $383,879,973)	387,774,387

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)

Index Options – Puts — 0.0%

S&P 500 E-Mini	2,700.00	07/19/19	50	USD	13,760,300	239,000

	TOTAL PURCHASED OPTIONS (COST $327,667)					239,000

	TOTAL INVESTMENTS — 101.0% (Cost $8,867,567,149)					8,581,813,457

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (4.5)%

	Common Stocks — (4.2)%

	Austria — (0.0)%

(13,224)	IMMOFINANZ AG *	(336,134)

(3,309)	Schoeller-Bleckmann Oilfield Equipment AG	(260,682)

	Total Austria	(596,816)

	Belgium — (0.0)%

(3,578)	Euronav NV	(30,323)

	Brazil — (0.2)%

(520,000)	Pagseguro Digital Ltd. – Class A *	(16,650,400)

(7,300)	StoneCo Ltd. – Class A *	(183,960)

	Total Brazil	(16,834,360)

	Canada — (0.1)%

(109,300)	Agnico Eagle Mines Ltd	(4,764,387)

(64,850)	Algonquin Power & Utilities Corp	(755,503)

(289,400)	AltaGas Ltd	(4,177,415)

(20,100)	Restaurant Brands International Inc	(1,322,580)

	Total Canada	(11,019,885)

	China — (0.7)%

(357,629)	Alibaba Group Holding Ltd Sponsored ADR *	(53,379,705)

	Denmark — (0.1)%

(50,217)	Ambu A/S – Class B	(776,642)

(843)	AP Moller - Maersk A/S – Class A	(856,400)

(479)	AP Moller - Maersk A/S – Class B	(511,515)

(10,837)	Demant A/S *	(361,922)

(7,051)	Dfds A/S	(268,236)

(1,002)	Drilling Co of 1972 A/S (The) *	(64,005)

(9,707)	DSV A/S	(866,227)

(7,586)	FLSmidth & Co A/S	(298,047)

(25,606)	ISS A/S	(721,240)

(15,715)	Jyske Bank A/S (Registered)	(594,251)

(3,431)	Orsted A/S	(273,105)

(4,756)	Pandora A/S	(176,359)

(2,549)	Ringkjoebing Landbobank A/S	(167,781)

(2,505)	Rockwool International A/S – B Shares	(637,246)

(6,638)	Sydbank A/S	(124,452)

(16,094)	Tryg A/S	(503,029)

	Total Denmark	(7,200,457)

	France — (0.1)%

(87,779)	CGG SA *	(130,413)

(25,556)	Iliad SA	(2,949,418)

(4,857)	Wendel SA	(618,174)

	Total France	(3,698,005)

Shares	Description	Value ($)

	Germany — (0.1)%

(977,090)	Deutsche Bank AG (Registered)	(6,626,195)

(36,400)	QIAGEN NV *	(1,386,112)

	Total Germany	(8,012,307)

	Israel — (0.0)%

(63,100)	Tower Semiconductor Ltd *	(940,190)

	Italy — (0.1)%

(70,963)	Cerved Group SPA	(622,312)

(1,756,093)	Saipem SPA *	(7,476,399)

	Total Italy	(8,098,711)

	Japan — (0.3)%

(99,000)	Acom Co Ltd	(329,873)

(11,400)	CyberAgent Inc	(435,870)

(1,022)	Daiwa House REIT Investment Corp	(2,415,753)

(200)	FP Corp	(11,651)

(1,479)	Invincible Investment Corp (REIT)	(787,082)

(137,500)	Japan Lifeline Co Ltd	(2,180,280)

(76,600)	JGC Corp	(1,015,561)

(2,500)	JINS Inc	(148,576)

(53,400)	Kansai Paint Co Ltd	(1,005,406)

(49,700)	Keikyu Corp	(838,534)

(7,300)	Kyushu Electric Power Co Inc	(72,038)

(83)	Mitsui Fudosan Logistics Park Inc (REIT)	(263,860)

(186,200)	Mitsui OSK Lines Ltd	(3,937,296)

(6,400)	Nifco Inc	(159,780)

(17,000)	Nihon M&A Center Inc	(419,156)

(3,400)	Nippon Gas Co Ltd	(80,233)

(45,900)	Nippon Paint Holdings Co Ltd	(1,802,803)

(138,400)	Nippon Yusen KK	(2,080,208)

(631,300)	Orient Corp	(648,207)

(6,000)	Park24 Co Ltd	(112,511)

(21,600)	Round One Corp	(319,418)

(9,400)	Saizeriya Co Ltd	(209,438)

(4,000)	Shima Seiki Manufacturing Ltd	(109,215)

(300)	Shochiku Co Ltd	(34,981)

(4,700)	Tsuruha Holdings Inc	(375,164)

(14,400)	Universal Entertainment Corp	(418,991)

(19,700)	Welcia Holdings Co Ltd	(689,046)

(53,100)	ZOZO Inc	(907,680)

	Total Japan	(21,808,611)

	Netherlands — (0.0)%

(38,900)	InterXion Holding NV *	(2,867,319)

	Peru — (0.0)%

(56,600)	Southern Copper Corp.	(1,909,118)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Singapore — (0.0)%

(241,500)	Singapore Post Ltd	(162,690)

(9,200)	UOL Group Ltd	(45,317)

	Total Singapore	(208,007)

	Spain — (0.0)%

(377)	Bolsas y Mercados Espanoles SHMSF SA	(9,884)

(7,096)	Cellnex Telecom SA *	(248,660)

(1,322)	Inmobiliaria Colonial Socimi SA (REIT)	(14,633)

(40,475)	Masmovil Ibercom SA *	(900,596)

	Total Spain	(1,173,773)

	Sweden — (0.0)%

(22,200)	Spotify Technology SA *	(2,787,876)

	Switzerland — (0.0)%

(118,800)	Credit Suisse Group AG (Registered) *	(1,344,210)

	United Kingdom — (0.1)%

(1,414,477)	Cobham Plc *	(1,781,031)

(47,930)	Dechra Pharmaceuticals Plc	(1,649,926)

(109,172)	G4S Plc	(288,400)

(131,740)	GVC Holdings Plc	(995,509)

(167,929)	Just Eat Plc *	(1,275,119)

(1,238,090)	Melrose Industries Plc	(2,556,734)

(593)	Rhi Magnesita NV	(35,865)

(261,318)	TP ICAP Plc	(905,728)

	Total United Kingdom	(9,488,312)

	United States — (2.4)%

(864,154)	BB&T Corp.	(40,399,200)

(243,312)	Bristol-Myers Squibb Co.	(11,039,065)

(211,433)	Centene Corp. * (e)	(12,210,256)

(238,057)	Chemical Financial Corp.	(9,012,838)

(1)	CIGNA Corp. *	(148)

(1)	CVS Health Corp.	(52)

(221,513)	Discovery, Inc. – Class A *	(6,038,444)

(25,360)	Expedia Group, Inc.	(2,916,400)

Shares / Par Value†	Description	Value ($)

	United States — continued

(330,451)	Fidelity National Information Services, Inc.	(39,753,255)

(310,510)	Fiserv, Inc. *	(26,660,389)

(211,822)	Harris Corp.	(39,650,960)

(101,360)	II-VI, Inc. *	(3,185,745)

(103)	KLA-Tencor Corp.	(10,616)

(58,000)	NGL Energy Partners LP	(860,720)

(68,123)	Occidental Petroleum Corp.	(3,390,481)

(80,778)	Seritage Growth Properties (REIT)	(3,378,136)

(871,967)	Sirius XM Holdings, Inc.	(4,630,144)

	Total United States	(203,136,849)

	TOTAL COMMON STOCKS (PROCEEDS $366,222,430)	(354,534,834)

	DEBT OBLIGATIONS — (0.3)%

	Corporate Debt — (0.3)%

(4,800,000)	AK Steel Corp., 6.38%, due 10/15/25	(3,696,000)

(4,200,000)	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.63%, due 01/15/22	(3,916,500)

(4,633,900)	Sprint Capital Corp., 6.88%, due 11/15/28	(4,847,058)

(6,000,000)	Tenet Healthcare Corp., 6.75%, due 06/15/23	(6,022,019)

(2,400,000)	Tronox, Inc., 144A, 6.50%, due 04/15/26	(2,271,000)

(4,200,000)	U.S. Concrete, Inc., 6.38%, due 06/01/24	(4,315,500)

	Total Corporate Debt	(25,068,077)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $24,388,819)	(25,068,077)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $390,611,249)	(379,602,911)

	Other Assets and Liabilities (net) — 3.5%	298,410,763

	TOTAL NET ASSETS — 100.0%	$8,500,621,309

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

A summary of outstanding financial instruments at May 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unreal- ized Apprecia- tion (Deprecia- tion) ($)
06/17/2019	BOA	AUD	28,227,537	USD	19,699,716	110,014
08/06/2019	BCLY	AUD	2,489,000	USD	1,724,243	(5,588)
08/06/2019	BOA	AUD	8,323,000	USD	5,765,765	(18,638)
08/06/2019	GS	AUD	99,375,050	USD	69,794,656	729,975
08/06/2019	JPM	AUD	6,190,000	USD	4,340,799	38,810
06/04/2019	JPM	BRL	2,169,854	USD	550,626	(2,350)
06/04/2019	MSCI	BRL	55,637,116	USD	14,057,057	(121,798)
06/04/2019	MSCI	BRL	6,787,674	USD	1,710,000	(19,806)
07/02/2019	MSCI	BRL	30,127,468	USD	7,459,048	(199,462)
06/17/2019	BCLY	CHF	75,735,558	USD	75,552,721	(182,459)
09/04/2019	JPM	CHF	45,467,281	USD	45,580,000	(221,633)
07/17/2019	MSCI	CLP	6,079,388,500	USD	9,130,079	567,280
07/16/2019	BOA	COP	26,917,862,500	USD	8,624,065	675,036
06/13/2019	BOA	CZK	116,970,980	USD	5,140,904	82,695
08/20/2019	BCLY	EUR	123,786,091	USD	139,568,533	394,805
08/23/2019	MSCI	EUR	10,790,000	USD	12,107,567	(26,655)
06/17/2019	GS	GBP	4,411,300	USD	5,757,114	176,426
08/20/2019	BCLY	GBP	72,573,950	USD	93,321,754	1,221,848
06/13/2019	BOA	HUF	2,138,285,353	USD	7,670,979	316,379
06/10/2019	BOA	IDR	20,035,392,000	USD	1,389,706	(14,070)
06/10/2019	JPM	IDR	48,075,248,400	USD	3,334,622	(33,761)
06/10/2019	MSCI	IDR	68,110,640,400	USD	4,744,888	(27,271)
08/29/2019	BCLY	ILS	2,255,443	USD	628,965	3,209
06/03/2019	BOA	JPY	2,365,000,000	USD	21,530,887	(293,503)
06/07/2019	BOA	JPY	496,286,415	USD	4,530,000	(50,801)
06/07/2019	GS	JPY	824,305,065	USD	7,580,000	(28,464)
07/01/2019	JPM	JPY	3,400,000,000	USD	31,077,841	(366,403)
07/16/2019	JPM	JPY	6,900,000,000	USD	62,222,950	(1,664,849)
07/19/2019	MSCI	JPY	12,784,121,213	USD	114,983,731	(3,412,668)
07/22/2019	JPM	JPY	890,000,000	USD	8,009,524	(234,826)
07/29/2019	JPM	JPY	1,100,000,000	USD	9,902,915	(292,144)
08/19/2019	BOA	JPY	1,700,000,000	USD	15,628,562	(152,166)
08/26/2019	CITI	JPY	2,365,000,000	USD	21,710,543	(254,629)
06/10/2019	BCLY	KRW	3,048,894,000	USD	2,620,000	56,372
06/10/2019	BOA	KRW	7,003,027,705	USD	6,012,473	124,055
09/10/2019	BCLY	KRW	10,051,921,705	USD	8,474,767	(9,897)
06/17/2019	BCLY	NOK	139,820,284	USD	16,064,768	80,292
07/08/2019	BCLY	NOK	33,078,780	USD	3,780,000	(4,489)
06/05/2019	MSCI	NZD	43,611,250	USD	29,734,618	1,204,147
09/05/2019	GS	NZD	4,451,250	USD	2,902,839	(15,177)
07/16/2019	BOA	PEN	4,808,200	USD	1,450,000	31,391
06/07/2019	MSCI	PHP	105,673,660	USD	2,034,925	9,245
09/09/2019	JPM	PHP	105,673,660	USD	2,010,534	(242)
06/13/2019	BCLY	PLN	19,408,960	USD	5,088,726	23,475
07/30/2019	BCLY	RON	27,768,294	USD	6,519,680	(5,713)
06/17/2019	GS	SEK	204,636,438	USD	21,306,395	(286,492)
08/06/2019	BCLY	SEK	166,380,545	USD	17,510,000	(112,016)
06/17/2019	JPM	SGD	4,899,280	USD	3,581,411	14,336
06/11/2019	BCLY	TWD	207,137,910	USD	6,729,845	163,419
09/11/2019	BCLY	TWD	207,137,910	USD	6,556,865	(18,043)
06/04/2019	BOA	USD	1,620,000	CAD	2,169,449	(14,866)
06/04/2019	GS	USD	2,350,000	CAD	3,135,839	(29,852)
06/04/2019	JPM	USD	539,823	BRL	2,169,854	13,154
06/04/2019	MSCI	USD	15,672,560	BRL	62,424,790	236,101
06/04/2019	MSCI	USD	25,484,323	CAD	33,735,659	(523,948)
06/05/2019	GS	USD	9,273,613	NZD	13,981,250	(127,082)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unreal- ized Apprecia- tion (Deprecia- tion) ($)
06/05/2019	MSCI	USD	19,282,019	NZD	29,630,000	101,921
06/07/2019	BOA	USD	7,140,000	JPY	789,011,216	142,697
06/07/2019	GS	USD	7,743,107	JPY	860,433,448	198,828
06/07/2019	JPM	USD	2,025,564	PHP	105,673,660	117
06/10/2019	BCLY	USD	8,448,413	KRW	10,051,921,705	3,633
06/10/2019	BOA	USD	1,380,000	IDR	20,035,392,000	23,776
06/10/2019	JPM	USD	3,361,905	IDR	48,075,248,400	6,478
06/10/2019	MSCI	USD	4,724,328	IDR	68,110,640,400	47,831
06/11/2019	BCLY	USD	6,550,851	TWD	207,137,910	15,575
06/13/2019	BCLY	USD	2,100,000	PLN	8,012,025	(9,063)
06/13/2019	BCLY	USD	6,595,635	THB	208,784,832	2,873
06/13/2019	BOA	USD	850,000	CZK	19,236,766	(18,139)
06/13/2019	BOA	USD	1,210,000	HUF	334,634,575	(59,030)
06/13/2019	MSCI	USD	1,170,000	PLN	4,474,643	(2,231)
06/14/2019	JPM	USD	4,944,505	INR	345,695,090	20,171
06/17/2019	BCLY	USD	8,518,691	GBP	6,770,000	45,964
06/17/2019	BOA	USD	8,794,932	GBP	6,930,000	(27,863)
06/20/2019	BCLY	USD	8,234,040	TRY	50,835,317	405,060
07/08/2019	BCLY	USD	49,887,666	NOK	427,168,125	(1,016,065)
07/16/2019	BOA	USD	1,167,336	PEN	3,861,780	(27,958)
07/19/2019	GS	USD	10,095,148	JPY	1,095,721,300	52,554
07/26/2019	BOA	USD	8,555,204	RUB	562,042,684	(27,385)
07/30/2019	BCLY	USD	2,040,000	ZAR	29,657,724	(17,824)
08/06/2019	BCLY	USD	65,502,769	SEK	620,363,622	202,376
08/06/2019	BOA	USD	6,410,316	AUD	9,200,000	(16,406)
08/20/2019	BOA	USD	475,000	EUR	422,031	(507)
08/21/2019	BOA	USD	7,932,642	MXN	154,484,237	(152,732)
08/23/2019	BOA	USD	10,637,288	EUR	9,460,000	1,243
08/28/2019	MSCI	USD	3,128,579	IDR	45,686,644,400	22,484
09/04/2019	BOA	USD	21,520,000	CAD	29,104,078	58,935
09/04/2019	JPM	USD	45,980,000	NOK	402,656,056	168,686
07/30/2019	BCLY	ZAR	50,776,522	USD	3,500,260	38,125

						$(2,315,173)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
762	Mini MSCI Emerging Markets	June 2019	$38,107,620	$(1,353,020)

Sales
7,877	S&P 500 E-Mini	June 2019	$1,084,111,510	$6,827,147

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

Reverse Repurchase Agreements(n)

		Description	Value ($)

USD	2,922,149	Barclays Bank plc, (2.50)%, dated 03/04/19 (collateral: Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23), to be repurchased on demand at face value plus accrued interest.	(2,922,149)

Average balance outstanding	$(6,706,521)

Average interest rate (net)	(0.30)%

Maximum balance outstanding	$(29,762,783)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
Nielsen Holdings Plc (e)	25.00	08/16/19	(2,178)	USD	(4,950,594)	(228,690)
Viacom, Inc. (e)	27.50	09/20/19	(2,500)	USD	(7,257,500)	(700,000)
Liberty Global Plc (e)	25.00	10/18/19	(6,150)	USD	(14,907,600)	(1,137,750)
Centene Corp. (e)	50.00	12/20/19	(2,500)	USD	(14,437,500)	(3,025,000)
Viacom, Inc. (e)	30.00	12/20/19	(2,500)	USD	(7,257,500)	(525,000)
Centene Corp. (e)	55.00	12/20/19	(2,000)	USD	(11,550,000)	(1,760,000)

	Total Written Equity Options – Calls					$(7,376,440)

Equity Options – Puts
Nielsen Holdings Plc (e)	24.00	06/21/19	(3,250)	USD	(7,387,250)	(747,500)
Liberty Global Plc (e)	22.50	10/18/19	(4,100)	USD	(9,938,400)	(574,000)
Liberty Global Plc (e)	25.00	10/18/19	(2,050)	USD	(4,969,200)	(522,750)
Viacom, Inc. (e)	27.50	12/20/19	(2,500)	USD	(7,257,500)	(525,000)

	Total Written Equity Options – Puts					$(2,369,250)

	TOTAL WRITTEN OPTIONS (Premiums $7,662,544)					$(9,745,690)

Swap Contracts

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Chesapeake Energy Corp.	CITI	USD	1,528,000	5.00%	5.82%	N/A	12/20/2021	Quarterly	45,840	30,170	(15,670)
Sell Protection^:
J.C. Penney Corporation, Inc.	MORD	USD	625,000	5.00%	38.50%	625,000 USD	06/20/2020	Quarterly	(118,750)	(176,250)	(57,500)
J.C. Penney Corporation, Inc.	GS	USD	1,017,000	5.00%	38.50%	1,017,000 USD	06/20/2020	Quarterly	(177,975)	(286,875)	(108,900)
J.C. Penney Corporation, Inc.	GS	USD	625,000	5.00%	38.50%	625,000 USD	06/20/2020	Quarterly	(131,250)	(176,255)	(45,005)

									$(382,135)	$(609,210)	$(227,075)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2019, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month NZD Bank Bill Rate	2.07%	NZD	122,521,000	06/19/2024	Quarterly	—	1,974,816	1,974,816
2.12%	3 Month CAD LIBOR	CAD	12,961,000	06/18/2029	Semi-Annually	—	(164,856)	(164,856)
3 Month CAD LIBOR	2.25%	CAD	100,261,000	06/18/2029	Semi-Annually	(16,415)	2,171,817	2,188,232
3 Month CAD LIBOR	2.05%	CAD	106,245,000	06/18/2029	Semi-Annually	—	863,596	863,596
3 Month CAD LIBOR	2.16%	CAD	22,230,000	06/18/2029	Semi-Annually	—	349,776	349,776
3 Month CAD LIBOR	2.17%	CAD	20,927,000	06/18/2029	Semi-Annually	—	336,444	336,444
3 Month CAD LIBOR	2.26%	CAD	27,546,000	06/18/2029	Semi-Annually	—	610,848	610,848
3 Month SEK STIBOR	0.78%	SEK	219,603,000	06/19/2029	Quarterly	42,249	196,997	154,748
3 Month SEK STIBOR	0.78%	SEK	150,786,000	06/19/2029	Quarterly	—	136,816	136,816
2.21%	3 Month USD LIBOR	USD	9,038,000	06/20/2029	Quarterly	—	(93,897)	(93,897)
2.28%	3 Month USD LIBOR	USD	16,322,000	06/20/2029	Quarterly	—	(274,438)	(274,438)
2.31%	3 Month USD LIBOR	USD	15,866,000	06/20/2029	Quarterly	—	(308,702)	(308,702)
2.34%	3 Month USD LIBOR	USD	22,850,000	06/20/2029	Quarterly	—	(501,853)	(501,853)
2.42%	3 Month USD LIBOR	USD	17,982,000	06/20/2029	Quarterly	—	(534,230)	(534,230)
2.45%	3 Month USD LIBOR	USD	21,338,000	06/20/2029	Quarterly	—	(689,354)	(689,354)
3 Month USD LIBOR	2.52%	USD	16,727,000	06/20/2029	Quarterly	—	642,522	642,522
3 Month USD LIBOR	2.51%	USD	12,045,000	06/20/2029	Quarterly	—	458,834	458,834
3 Month USD LIBOR	2.52%	USD	18,822,000	06/20/2029	Quarterly	—	729,857	729,857
3 Month USD LIBOR	2.37%	USD	18,416,000	06/20/2029	Quarterly	—	463,209	463,209
3 Month USD LIBOR	2.55%	USD	161,690,000	06/20/2029	Quarterly	(141,380)	6,697,138	6,838,518
3 Month CAD LIBOR	2.12%	CAD	62,390,000	09/17/2029	Semi-Annually	(4,603)	762,438	767,041
3 Month NZD Bank Bill Rate	1.99%	NZD	104,523,000	09/18/2029	Quarterly	—	270,563	270,563
3 Month NZD Bank Bill Rate	1.98%	NZD	75,134,000	09/18/2029	Quarterly	(15,316)	163,134	178,450
0.07%	6 Month CHF LIBOR	CHF	22,905,000	06/19/2029	Semi-Annually	—	(436,360)	(436,360)
0.10%	6 Month CHF LIBOR	CHF	8,539,000	06/19/2029	Semi-Annually	—	(188,933)	(188,933)
1.91%	6 Month AUD BBSW	AUD	23,729,000	06/19/2029	Semi-Annually	14,383	(274,503)	(288,886)
6 Month CHF LIBOR	0.18%	CHF	33,793,000	06/19/2029	Semi-Annually	16,968	1,014,410	997,442
6 Month CHF LIBOR	(0.00)%	CHF	17,655,000	06/19/2029	Semi-Annually	—	199,716	199,716
0.52%	6 Month EURIBOR	EUR	9,710,000	06/20/2029	Semi-Annually	—	(188,079)	(188,079)
0.56%	6 Month EURIBOR	EUR	6,386,000	06/20/2029	Semi-Annually	—	(153,436)	(153,436)
0.57%	6 Month EURIBOR	EUR	12,459,000	06/20/2029	Semi-Annually	—	(314,732)	(314,732)
0.60%	6 Month EURIBOR	EUR	14,358,000	06/20/2029	Semi-Annually	—	(407,014)	(407,014)
0.61%	6 Month EURIBOR	EUR	21,414,000	06/20/2029	Semi-Annually	—	(635,872)	(635,872)
0.63%	6 Month EURIBOR	EUR	17,132,000	06/20/2029	Semi-Annually	—	(546,213)	(546,213)
1.23%	6 Month GBP LIBOR	GBP	39,320,000	06/20/2029	Semi-Annually	8,743	(571,614)	(580,357)
1.25%	6 Month GBP LIBOR	GBP	13,233,000	06/20/2029	Semi-Annually	—	(215,682)	(215,682)
6 Month EURIBOR	0.54%	EUR	9,138,000	06/20/2029	Semi-Annually	—	199,561	199,561
6 Month EURIBOR	0.43%	EUR	15,729,000	06/20/2029	Semi-Annually	—	144,035	144,035
1.78%	6 Month AUD BBSW	AUD	175,864,000	09/18/2029	Semi-Annually	—	(280,113)	(280,113)
1.81%	6 Month AUD BBSW	AUD	178,797,000	09/18/2029	Semi-Annually	—	(670,830)	(670,830)
1.83%	6 Month AUD BBSW	AUD	22,731,000	09/18/2029	Semi-Annually	—	(109,973)	(109,973)
1.14%	6 Month GBP LIBOR	GBP	13,323,000	09/19/2029	Semi-Annually	—	(17,013)	(17,013)
1.21%	6 Month GBP LIBOR	GBP	15,041,000	09/19/2029	Semi-Annually	—	(145,906)	(145,906)

						$(95,371)	$10,662,924	$10,758,295

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	22,493,854	05/18/2020	Monthly	—	(480,163)	(480,163)
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	10,054,076	05/18/2020	Monthly	—	(96,752)	(96,752)
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 0.75%	MORD	USD	830,380	05/18/2020	Monthly	—	61,122	61,122
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 0.90%	MORD	USD	2,346,137	05/18/2020	Monthly	—	22,010	22,010
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	24,863,963	05/18/2020	Monthly	—	(45,230)	(45,230)
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	4,321,025	05/18/2020	Monthly	—	(248,023)	(248,023)
Total Return on Equity Basket (o)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	18,787,838	10/15/2021	Monthly	—	(19,928)	(19,928)

							$—	$(806,964)	$(806,964)

As of May 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

GDR - Global Depositary Receipt

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multiple (Multi-purpose Financial Company).

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

The rates shown on variable rate notes are the current interest rates at May 31, 2019, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	All or a portion of this security is out on loan.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	Investment valued using significant unobservable inputs.

(e)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

(f)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Security is in default.

(i)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(j)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(k)	The rate disclosed is the 7 day net yield as of May 31, 2019.

(l)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(m)	The rate shown represents yield-to-maturity.

(n)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

(o)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

CITI - Citibank N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

1,752,099	GMO Emerging Markets Fund, Class VI	54,525,312

24,566,227	GMO International Equity Fund, Class IV	478,550,106

	TOTAL MUTUAL FUNDS (COST $603,481,562)	533,075,418

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

322,628	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (a)	322,628

	TOTAL SHORT-TERM INVESTMENTS (COST $322,628)	322,628

	TOTAL INVESTMENTS — 100.0% (Cost $603,804,190)	533,398,046

	Other Assets and Liabilities (net) — (0.0%)	(158,447)

	TOTAL NET ASSETS — 100.0%	$533,239,599

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2019.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

9,762,567	GMO Emerging Markets Fund, Class VI	303,811,073

28,585,217	GMO International Equity Fund, Class IV	556,840,035

	TOTAL MUTUAL FUNDS (COST $946,112,779)	860,651,108

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

319,178	State Street Institutional Treasury Money Market Fund – Premier Class 2.30% (a)	319,178

	TOTAL SHORT-TERM INVESTMENTS (COST $319,178)	319,178

	TOTAL INVESTMENTS — 100.0% (Cost $946,431,957)	860,970,286

	Other Assets and Liabilities (net) — (0.0%)	(54,748)

	TOTAL NET ASSETS — 100.0%	$860,915,538

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2019.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 76.7%

	United States — 76.7%

	U.S. Government — 56.7%

72,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.00%, 2.32%, due 01/31/20 (a)	71,982,392

63,000,000	U.S. Treasury Note, 1.38%, due 02/29/20 (b)	62,552,109

51,000,000	U.S. Treasury Note, 1.38%, due 04/30/20 (b)	50,581,641

227,697,400	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 2.36%, due 04/30/20 (a)	227,686,165

18,500,000	U.S. Treasury Note, 1.50%, due 05/31/20 (b)	18,366,309

120,258,800	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 2.37%, due 07/31/20 (a) (b)	120,230,636

94,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 2.44%, due 01/31/21 (b)	94,006,182

	Total U.S. Government	645,405,434

	U.S. Government Agency — 20.0%

15,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.44%, due 06/12/19	15,000,246

75,000,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – 0.09%, 2.36%, due 07/12/19	74,994,286

15,500,000	Federal Home Loan Banks, Variable Rate, 1 mo. USD LIBOR – 0.07%, 2.37%, due 01/23/20	15,493,081

30,530,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.41%, due 02/07/20	30,519,489

20,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.17%, 2.43%, due 04/03/20	19,999,408

27,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.24%, 2.36%, due 04/13/20	27,468,247

44,410,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.16%, 2.34%, due 05/04/20	44,358,774

	Total U.S. Government Agency	227,833,531

	Total United States	873,238,965

	TOTAL DEBT OBLIGATIONS (COST $873,236,729)	873,238,965

	Par Value† / Shares	Description	Value ($)

		SHORT-TERM INVESTMENTS — 23.5%

		Foreign Government Obligations — 15.0%

JPY	1,911,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/10/19	17,635,155

JPY	3,065,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/17/19	28,285,279

JPY	2,820,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/24/19	26,025,159

JPY	1,000,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/08/19	9,229,396

JPY	6,900,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/16/19	63,684,981

JPY	1,205,000,000	Japan Treasury Discount Bill, Zero Coupon, due 07/29/19	11,122,408

JPY	1,646,000,000	Japan Treasury Discount Bill, Zero Coupon, due 08/19/19	15,194,278

		Total Foreign Government Obligations	171,176,656

		Money Market Funds — 1.0%

	3,656,344	SSgA USD Liquidity Fund-Class S2 Shares (b)	3,656,344

	7,347,744	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (c)	7,347,744

		Total Money Market Funds	11,004,088

		U.S. Government — 7.5%

	31,500,000	U.S. Treasury Bill, 2.31%, due 10/17/19 (b) (d)	31,226,151

	30,000,000	U.S. Treasury Note, 1.38%, due 03/31/20 (b)	29,775,000

	25,000,000	U.S. Treasury Note, 1.13%, due 04/30/20	24,744,141

		Total U.S. Government	85,745,292

		TOTAL SHORT-TERM INVESTMENTS (COST $263,135,630)	267,926,036

		TOTAL INVESTMENTS — 100.2% (Cost $1,136,372,359)	1,141,165,001

		Other Assets and Liabilities (net) — (0.2%)	(2,450,457)

		TOTAL NET ASSETS — 100.0%	$1,138,714,544

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

A summary of outstanding financial instruments at May 31, 2019 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold	Currency Purchased	Net Unreal- ized Apprecia- tion (Deprecia- tion) ($)
06/24/2019	NAB	AUD 26,620,104	USD 19,170,915	692,955
07/22/2019	MSCI	AUD 97,198,031	USD 67,481,842	(41,115)
06/04/2019	MSCI	CAD 17,612,407	USD 13,081,275	50,189
06/04/2019	SSB	CAD 2,904,167	USD 2,159,870	11,131
06/28/2019	BOA	CHF 36,282,135	USD 36,855,271	534,364
06/28/2019	JPM	CHF 34,954,314	USD 34,916,084	(75,583)
06/28/2019	MSCI	CHF 21,175,766	USD 21,057,870	(140,525)
06/28/2019	SSB	CHF 6,881,521	USD 6,799,695	(89,180)
06/28/2019	UBS	CHF 1,758,226	USD 1,734,089	(26,016)
07/22/2019	BOA	CHF 3,290,153	USD 3,270,738	(30,369)
07/22/2019	JPM	CHF 48,205,492	USD 48,000,334	(365,655)
07/22/2019	MSCI	CHF 3,715,778	USD 3,692,993	(35,156)
08/28/2019	JPM	CHF 38,732,940	USD 39,002,761	9,646
08/28/2019	MSCI	CHF 1,340,752	USD 1,342,934	(6,825)
06/24/2019	BCLY	EUR 5,520,167	USD 6,242,560	65,272
06/24/2019	JPM	EUR 1,524,593	USD 1,724,220	18,140
06/24/2019	MSCI	EUR 2,402,336	USD 2,714,123	25,812
06/24/2019	SSB	EUR 47,316,094	USD 53,975,831	1,027,228
06/24/2019	UBS	EUR 124,937,057	USD 142,061,436	2,251,872
07/22/2019	BCLY	EUR 17,258,561	USD 19,449,440	91,185
08/20/2019	SSB	EUR 20,000,000	USD 22,593,604	107,438
07/22/2019	BCLY	GBP 21,179,948	USD 27,265,218	423,216
06/10/2019	JPM	JPY 1,911,000,000	USD 17,213,809	(429,004)
06/17/2019	GS	JPY 3,065,000,000	USD 27,834,688	(478,379)
06/24/2019	GS	JPY 2,820,000,000	USD 25,440,747	(624,291)
07/08/2019	JPM	JPY 1,000,000,000	USD 9,033,142	(220,348)
07/16/2019	JPM	JPY 6,900,000,000	USD 62,222,950	(1,664,849)
07/29/2019	JPM	JPY 1,205,000,000	USD 10,848,193	(320,030)
08/19/2019	BOA	JPY 1,646,000,000	USD 15,132,126	(147,332)
06/17/2019	JPM	NZD 70,199,931	USD 47,485,227	1,548,087
06/04/2019	SSB	USD 15,440,426	CAD 20,516,574	(260,601)
06/17/2019	BOA	USD 2,352,116	NZD 3,546,285	(31,513)
06/17/2019	JPM	USD 502,068	JPY 55,531,620	10,908
06/17/2019	MSCI	USD 2,062,095	NZD 3,144,018	(4,726)
06/17/2019	UBS	USD 889,161	NZD 1,311,401	(31,012)
06/24/2019	DB	USD 2,089,934	AUD 3,015,603	3,304
06/24/2019	JPM	USD 8,847,962	EUR 7,906,152	(662)
07/22/2019	BCLY	USD 11,391,064	GBP 8,947,927	(51,080)
08/06/2019	MSCI	USD 8,780,899	CAD 11,864,298	10,726

				$1,807,222

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
264	Australian Government Bond 10 Yr.	June 2019	25,970,764	1,125,256
1,262	CAC40 10 Euro	June 2019	72,803,816	(817,596)
2,073	Corn (b)	July 2019	44,258,550	5,886,542
682	Crude Oil (b)	June 2019	36,487,000	(5,639,262)
232	DAX Index	June 2019	75,677,253	(410,663)
2,278	FTSE 100 Index	June 2019	204,932,165	2,335,614
621	Hang Seng Index	June 2019	105,852,637	(1,943,050)
2,812	Mini MSCI Emerging Markets	June 2019	140,628,120	(4,918,908)
961	MSCI Singapore	June 2019	24,388,793	(462,936)
22	S&P TSX 60 Index	June 2019	3,127,746	24,637
142	SPI 200	June 2019	15,709,281	474,743

			$749,836,125	$(4,345,623)

Sales
763	Canadian Government Bond 10 Yr.	September 2019	80,623,225	(825,090)
838	Euro Bund	June 2019	157,200,151	(3,859,319)
835	Euro Bund	September 2019	158,907,759	(88,706)
584	FTSE/JSE TOP 40	June 2019	19,938,742	488,306
1,309	Gilt Long Bond	September 2019	213,904,816	(923,398)
414	Gold 100 OZ (b)	August 2019	54,279,540	(846,448)
110	Japanese Government Bond 10 Yr. (OSE)	June 2019	155,210,290	(514,820)
328	MSCI Taiwan Index	June 2019	12,438,197	(153,528)
2,019	S&P 500 E-Mini	June 2019	277,874,970	1,750,462
419	Silver (b)	July 2019	30,517,865	1,436,464
575	Soybean (b)	July 2019	25,235,313	967,227
311	TOPIX Index	June 2019	42,838,231	1,429,861
548	U.S. Treasury Note 10 Yr. (CBT)	September 2019	69,459,000	(736,002)

			$1,298,428,099	$(1,874,991)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

As of May 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

The rates shown on variable rate notes are the current interest rates at May 31, 2019, which are subject to change based on the terms of the security.

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2019.

(d)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

BCLY - Barclays Bank plc

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

NAB - National Australia Bank Limited

SSB - State Street Bank and Trust Company

UBS - UBS Securities LLC

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NZD - New Zealand Dollar

USD - United States Dollar

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares / Par Value†	Description	Value ($)

	COMMON STOCKS — 83.7%

	Canada — 0.0%

6,000,000	Jagercor Energy Corp * (a) (b)	44,392

	Netherlands — 4.8%

230,000	InterXion Holding NV *	16,953,300

	Sweden — 0.8%

21,840	Spotify Technology SA *	2,742,667

	United Kingdom — 4.8%

394,450	Blue Prism Group Plc *	9,065,017

384,000	Burford Capital Ltd	8,042,028

	Total United Kingdom	17,107,045

	United States — 73.3%

570,000	Ally Financial, Inc.	16,455,900

84,000	Berkshire Hathaway, Inc. – Class B *	16,583,280

920,350	Carvana Co. *	53,269,858

35,500	Credit Acceptance Corp. *	16,201,845

835,000	Eventbrite, Inc. – Class A *	13,076,100

920,000	General Motors Co.	30,672,800

498,772	Interactive Brokers Group, Inc. – Class A	25,337,618

1,018,900	Redfin Corp. *	16,057,864

225,000	Shake Shack, Inc. – Class A *	13,803,750

401,724	Wayfair, Inc. – Class A *	57,852,273

	Total United States	259,311,288

	TOTAL COMMON STOCKS (COST $218,515,453)	296,158,692

	DEBT OBLIGATIONS — 5.9%

	United States — 5.9%

21,000,000	U.S. Treasury Note, 1.38%, due 04/30/20	20,827,734

	TOTAL DEBT OBLIGATIONS (COST $20,814,384)	20,827,734

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 9.3%

	Money Market Funds — 1.2%

4,325,373	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (c) (d)	4,325,373

	U.S. Government — 8.1%

17,000,000	U.S. Treasury Bill, 2.05%, due 06/25/19 (e)	16,976,262

12,000,000	U.S. Treasury Bill, 2.31%, due 11/07/19 (e)	11,879,764

	Total U.S. Government	28,856,026

	TOTAL SHORT-TERM INVESTMENTS (COST $33,173,125)	33,181,399

	TOTAL INVESTMENTS — 98.9% (Cost $272,502,962)	350,167,825

	Other Assets and Liabilities (net) — 1.1%	3,844,265

	TOTAL NET ASSETS — 100.0%	$354,012,090

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Affiliated company.

(b)	Investment valued using significant unobservable inputs.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2019.

(d)	All or a portion of this security is owned by GMO Special Opportunities SPC Ltd., which is a 100% owned subsidiary of GMO Special Opportunities Fund.

(e)	The rate shown represents yield-to-maturity.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 15.7%

	Australia — 0.1%

9,410	Appen Ltd	168,400

2,957	Brickworks Ltd	33,395

23,998	New Hope Corp Ltd	43,491

8,933	OZ Minerals Ltd	55,893

28,490	Sandfire Resources NL	121,371

1,523	Viva Energy (REIT)	2,735

9,767	Viva Energy Group Ltd	14,448

4,645	WiseTech Global Ltd	77,797

	Total Australia	517,530

	Belgium — 0.0%

4,800	AGFA-Gevaert NV *	19,509

700	Orange Belgium SA	13,332

	Total Belgium	32,841

	Brazil — 0.3%

40,600	Banco do Brasil SA	536,477

65,000	Cia de Saneamento Basico do Estado de Sao Paulo	732,336

181,200	JBS SA	1,009,450

70,600	Petrobras Distribuidora SA	459,698

	Total Brazil	2,737,961

	Canada — 0.1%

2,100	Canadian National Railway Co	186,039

1,900	Canfor Pulp Products Inc	15,702

3,000	Royal Bank of Canada	225,466

1,000	Russel Metals Inc	15,796

1,600	Toronto-Dominion Bank (The)	87,482

800	Westshore Terminals Investment Corp	13,122

	Total Canada	543,607

	China — 0.5%

132,000	Agile Group Holdings Ltd	166,606

2,025,000	Agricultural Bank of China Ltd – Class H	869,013

379,500	BAIC Motor Corp Ltd – Class H	235,188

347,000	Bank of Communications Co Ltd – Class H	271,942

280,000	China Communications Services Corp Ltd – Class H	209,369

28,000	China Lilang Ltd	24,889

1,092,000	China Petroleum & Chemical Corp – Class H	725,551

92,000	China Railway Construction Corp Ltd – Class H	107,521

148,000	China Resources Pharmaceutical Group Ltd	193,778

73,000	China SCE Group Holdings Ltd	33,031

34,000	China Shineway Pharmaceutical Group Ltd	30,304

152,000	China Telecom Corp Ltd – Class H	76,382

71,000	Chongqing Rural Commercial Bank Co Ltd – Class H	36,349

30,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	125,554

244,000	Guangzhou R&F Properties Co Ltd – Class H	461,361

Shares	Description	Value ($)

	China — continued

7,000	JNBY Design Ltd	12,115

2,500	Kingboard Holdings Ltd	6,573

47,000	Postal Savings Bank of China Co Ltd – Class H	28,110

24,000	Powerlong Real Estate Holdings Ltd	10,890

17,000	Red Star Macalline Group Corp Ltd – Class H	15,114

71,500	Shanghai Pharmaceuticals Holding Co Ltd – Class H	141,167

182,000	Shimao Property Holdings Ltd	522,184

126,000	Tianneng Power International Ltd	102,576

43,617	Yuzhou Properties Co Ltd	19,874

	Total China	4,425,441

	Denmark — 0.0%

8,800	Novo Nordisk A/S Sponsored ADR	415,360

	France — 0.3%

1,868	Coface SA	18,205

638	Ipsen SA	76,221

5,163	L’Oreal SA	1,385,130

1,909	Metropole Television SA	34,290

1,200	Sanofi	96,909

2,000	Sanofi ADR	80,860

19,000	STMicroelectronics NV	287,301

17,200	STMicroelectronics NV – NY Shares	258,688

	Total France	2,237,604

	Germany — 0.1%

1,354	Allianz SE (Registered)	299,817

1,896	Deutz AG	15,679

466	Dialog Semiconductor Plc *	14,736

1,600	RHOEN-KLINIKUM AG	45,496

900	Software AG	29,408

1,100	Volkswagen AG	174,561

	Total Germany	579,697

	Hong Kong — 0.0%

18,500	Dah Sing Banking Group Ltd	32,059

3,600	Dah Sing Financial Holdings Ltd	16,814

12,700	Pacific Textiles Holdings Ltd	10,334

111,400	SJM Holdings Ltd	123,495

	Total Hong Kong	182,702

	India — 0.0%

18,368	Aurobindo Pharma Ltd	176,680

2,600	Dr Reddy’s Laboratories Ltd ADR	99,086

21,126	REC Ltd	43,817

	Total India	319,583

	Ireland — 0.0%

1,000	CRH Plc Sponsored ADR	31,350

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	Italy — 0.2%

16,043	EXOR NV	1,003,790

21,500	Fiat Chrysler Automobiles NV (a) (b)	271,330

40,032	Iren SPA	99,213

9,313	Saras SPA	13,364

20	Societa Iniziative Autostradali e Servizi SPA	347

	Total Italy	1,388,044

	Japan — 0.8%

52,000	Asahi Kasei Corp	532,663

90,500	Astellas Pharma Inc	1,212,785

1,900	Bandai Namco Holdings Inc	93,022

14,400	Brother Industries Ltd	245,010

400	Central Japan Railway Co	83,142

1,400	Dai Nippon Printing Co Ltd	30,238

1,200	Daiwabo Holdings Co Ltd	49,968

2,400	Fancl Corp	64,365

3,800	Fuji Electric Co Ltd	125,825

8,100	Fuji Media Holdings Inc	109,742

4,300	Fujitsu Ltd	289,883

200	Fukuyama Transporting Co Ltd	7,107

6,300	Hakuhodo DY Holdings Inc	98,366

15,560	Hitachi Ltd	523,951

1,600	House Foods Group Inc	65,019

800	Infocom Corp	17,272

8,900	Konica Minolta Inc	78,085

600	Kose Corp	94,324

700	K’s Holdings Corp	6,646

800	Makino Milling Machine Co Ltd	27,350

4,900	Marubeni Corp	30,600

88,900	Mitsubishi Chemical Holdings Corp	579,357

2,600	Mitsui Chemicals Inc	56,730

1,350	Nichias Corp	22,483

600	Nihon Unisys Ltd	19,492

21,700	Nippon Telegraph & Telephone Corp (b)	970,882

100	NOF Corp	3,580

3,100	NTT Data Corp	36,865

4,000	Rohto Pharmaceutical Co Ltd	108,411

7,900	Sekisui Chemical Co Ltd	115,577

1,300	Showa Corp	15,837

79,600	Sojitz Corp	254,193

88,400	Sumitomo Chemical Co Ltd	379,896

1,300	Sumitomo Dainippon Pharma Co Ltd	26,563

900	Sushiro Global Holdings Ltd	62,432

1,900	T-Gaia Corp	30,594

4,800	Toyota Tsusho Corp	137,666

2,600	TS Tech Co Ltd	63,079

1,400	Zeon Corp	13,152

	Total Japan	6,682,152

	Luxembourg — 0.0%

900	Orion Engineered Carbons SA	15,822

Shares	Description	Value ($)

	Malta — 0.0%

125,500	BGP Holdings Plc * (c)	—

	Mexico — 0.0%

5,300	El Puerto de Liverpool SAB de CV – Class C1	29,666

4,800	Gentera SAB de CV	4,234

	Total Mexico	33,900

	Netherlands — 0.1%

1,450	ASR Nederland NV	54,940

707	Heineken Holding NV	69,952

23,060	ING Groep NV	249,078

1,600	Signify NV	42,783

8,350	Wolters Kluwer NV	582,522

	Total Netherlands	999,275

	Norway — 0.1%

1,063	Aker ASA – A Shares	61,054

12,636	Austevoll Seafood ASA	132,567

9	Bakkafrost P/F	477

14,602	DNB ASA	247,540

10,961	Elkem ASA	33,506

8,863	Leroy Seafood Group ASA	60,775

4,725	SpareBank 1 SR-Bank ASA	55,085

653	Storebrand ASA	4,725

	Total Norway	595,729

	Philippines — 0.0%

350	Globe Telecom Inc	14,562

	Portugal — 0.0%

8,490	Altri SGPS SA	57,524

5,661	NOS SGPS SA	35,753

35,739	Sonae SGPS SA	35,526

	Total Portugal	128,803

	Russia — 0.1%

125,870	Gazprom PJSC Sponsored ADR	824,448

1,016	Novolipetsk Steel PJSC GDR	26,680

	Total Russia	851,128

	Singapore — 0.0%

1,600	Jardine Cycle & Carriage Ltd	39,416

	South Africa — 0.1%

49,002	Absa Group Ltd	568,500

4,985	Liberty Holdings Ltd	37,328

1,551	Mondi Ltd	31,946

3,145	Motus Holdings Ltd	18,643

5,690	Reunert Ltd	26,845

32,511	Telkom SA SOC Ltd	205,490

	Total South Africa	888,752

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	South Korea — 0.2%

6,149	Kia Motors Corp	203,123

4,500	KT Corp Sponsored ADR	54,180

1,962	LG Corp	120,677

5,329	LG Electronics Inc	351,196

6,297	LG Uplus Corp	73,828

893	Samsung SDS Co Ltd	155,202

392	SK Holdings Co Ltd	76,040

2,897	SK Hynix Inc	158,383

30,900	SK Telecom Co Ltd Sponsored ADR	717,807

	Total South Korea	1,910,436

	Spain — 0.1%

577	Acciona SA	61,667

3,665	Almirall SA	63,036

973	Cia de Distribucion Integral Logista Holdings SA	21,495

6,924	Enagas SA	189,251

17,572	Endesa SA	437,744

13,253	Iberdrola SA	123,223

46,802	International Consolidated Airlines Group SA	265,649

5,930	Red Electrica Corp SA	125,688

	Total Spain	1,287,753

	Sweden — 0.2%

5,837	Betsson AB *	36,882

5,837	Betsson AB – Redemption *	2,390

5,334	Granges AB	50,102

1,000	Kindred Group Plc SDR	7,786

3,615	Peab AB	28,483

2,597	Resurs Holding AB	15,130

14,704	Sandvik AB	226,981

120,670	Svenska Cellulosa AB SCA – Class B	921,065

4,271	Swedish Match AB	192,792

39,341	Volvo AB – B Shares (b)	549,255

800	Wihlborgs Fastigheter AB	11,625

	Total Sweden	2,042,491

	Switzerland — 0.0%

41	BKW AG	2,710

1	Huber + Suhner AG (Registered)	77

1,088	Roche Holding AG	285,354

	Total Switzerland	288,141

	Taiwan — 0.2%

24,000	Feng TAY Enterprise Co Ltd	181,844

20,000	Gigabyte Technology Co Ltd	28,873

232,000	Inventec Corp	174,791

94,000	Novatek Microelectronics Corp	500,171

3,000	Phison Electronics Corp	27,142

348,000	Pou Chen Corp	395,000

15,000	Radiant Opto-Electronics Corp	47,194

10,000	Realtek Semiconductor Corp	63,232

28,200	Ruentex Industries Ltd	61,718

Shares	Description	Value ($)

	Taiwan — continued

59,000	Walsin Lihwa Corp	29,312

49,000	Yuanta Financial Holding Co Ltd	27,511

	Total Taiwan	1,536,788

	Turkey — 0.0%

40,883	KOC Holding AS	112,857

12,484	TAV Havalimanlari Holding AS	54,552

	Total Turkey	167,409

	United Kingdom — 0.5%

34,305	3i Group Plc	455,400

869	AVEVA Group Plc	40,603

8,718	Barratt Developments Plc	61,495

1,264	Bellway Plc	43,894

3,346	Berkeley Group Holdings Plc (The)	147,913

11,739	British American Tobacco Plc	407,764

3,700	British American Tobacco Plc Sponsored ADR	128,279

1,875	Britvic Plc	21,084

4,656	Computacenter Plc	73,699

9,245	Electrocomponents Plc	70,880

27,481	Ferrexpo Plc	79,839

35,096	Firstgroup Plc *	51,165

3,258	Galliford Try Plc	25,701

39,419	GlaxoSmithKline Plc	761,022

4,271	Greene King Plc	34,478

34,940	IG Group Holdings Plc	241,929

8,176	Inchcape Plc	60,442

15,323	JD Sports Fashion Plc	119,397

3,195	National Express Group Plc	16,036

40,226	Persimmon Plc	1,000,631

9,515	Plus500 Ltd	76,103

49,512	QinetiQ Group Plc	181,896

4,397	Softcat Plc	50,441

1,033	Spectris Plc	32,390

11,516	Tate & Lyle Plc	105,118

6,436	Vesuvius Plc	40,628

	Total United Kingdom	4,328,227

	United States — 11.7%

3,800	1-800-Flowers.com, Inc. – Class A *	69,388

6,700	Abercrombie & Fitch Co. – Class A	115,910

69,129	ACCO Brands Corp.	508,098

10,900	Acushnet Holdings Corp.	256,041

5,300	Adobe, Inc. *	1,435,770

11,546	ADTRAN, Inc.	181,041

700	AdvanSix, Inc. *	17,066

7,900	Aflac, Inc. (b)	405,270

14,100	AG Mortgage Investment Trust, Inc. (REIT)	217,422

6,000	Agilent Technologies, Inc.	402,300

900	Agilysys, Inc. *	19,620

6,600	AgroFresh Solutions, Inc. * (a)	15,906

2,900	Alamo Group, Inc.	275,297

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

300	Allied Motion Technologies, Inc.	9,741

4,100	Ally Financial, Inc.	118,367

1,500	Alpha & Omega Semiconductor Ltd. *	12,810

400	Alphabet, Inc. – Class C * (b)	441,452

300	Amazon.com, Inc. *	532,521

3,100	Ameresco, Inc.– Class A *	44,950

4,100	American Express Co. (a)	470,311

100	American National Bankshares, Inc.	3,488

200	American National Insurance Co.	22,674

3,800	American Public Education, Inc. *	106,324

1,700	American Vanguard Corp.	22,576

2,800	America’s Car-Mart, Inc. *	241,080

9,000	Ameriprise Financial, Inc.	1,244,070

3,900	Amgen, Inc.	650,130

3,800	Amkor Technology, Inc. *	24,624

60,300	Arbor Realty Trust, Inc. (REIT) (a) (b)	742,293

26,900	Archrock, Inc.	238,603

8,300	Ares Commercial Real Estate Corp. (REIT)	121,844

2,000	Armstrong Flooring, Inc. *	21,080

2,800	Arrow Electronics, Inc. *	175,448

6,100	Atkore International Group, Inc. *	142,679

5,800	Avaya Holdings Corp. *	72,964

4,800	Avery Dennison Corp. (a)	499,488

4,000	Avid Technology, Inc. * (a)	31,000

14,400	AVX Corp.	212,976

1,100	Axcelis Technologies, Inc. *	16,313

3,600	BancFirst Corp.	188,028

3,700	BankFinancial Corp.	51,430

12,500	Banner Corp.	630,750

2,900	Bassett Furniture Industries, Inc.	42,601

2,600	Baxter International, Inc. (a)	190,944

600	BCB Bancorp, Inc.	7,344

1,100	Bel Fuse, Inc. – Class B	19,008

4,100	Benchmark Electronics, Inc.	90,569

912	Berkshire Hills Bancorp, Inc.	26,621

4,000	Berry Petroleum Corp.	43,000

150	Biglari Holdings, Inc. – Class B *	13,590

1,300	BlackRock TCP Capital Corp.	18,551

29,200	Bloomin’ Brands, Inc.	563,852

22,000	Brady Corp. – Class A	1,018,600

15,600	Braemar Hotels & Resorts, Inc. (REIT)	162,864

20,800	Briggs & Stratton Corp.	195,520

7,600	Bristol-Myers Squibb Co. (a)	344,812

4,900	Brookfield Property REIT, Inc. – Class A (a)	90,356

4,000	Bruker Corp.	167,080

1,000	Byline Bancorp, Inc. *	18,660

1,900	Cabot Corp. (a)	75,886

200	CACI International, Inc. – Class A * (a)	40,704

9,300	Cadence Design Systems, Inc. *	591,201

9,800	Calix, Inc. *	59,290

6,300	Camden National Corp.	266,805

900	Care.com, Inc. * (a)	12,861

Shares	Description	Value ($)

	United States — continued

21,700	Carrols Restaurant Group, Inc. *	184,884

6,400	Caterpillar, Inc.	766,784

3,900	CBRE Group, Inc. – Class A * (b)	178,230

15,800	CBS Corp. – Class B NVDR	762,824

9,400	Cedar Realty Trust, Inc. (REIT)	26,602

9,900	Central Garden & Pet Co. *	278,685

10,100	Central Garden & Pet Co. – Class A *	258,257

1,300	Century Bancorp, Inc. – Class A	116,493

1,700	Chatham Lodging Trust (REIT) (a)	32,368

38,200	Ciena Corp. *	1,334,708

3,500	Cirrus Logic, Inc. *	130,795

6,700	Cisco Systems, Inc.	348,601

1,000	Citi Trends, Inc.	13,680

4,900	Citizens Financial Group, Inc.	159,642

1,900	Civista Bancshares, Inc.	41,230

5,400	Clarus Corp.	68,850

1,200	CNB Financial Corp.	29,700

46,900	CNO Financial Group, Inc. (a)	736,799

4,800	Columbia Sportswear Co.	450,144

6,300	Comcast Corp. – Class A	258,300

1,900	Community Trust Bancorp, Inc.	75,221

12,300	Comtech Telecommunications Corp.	260,145

1,000	Consolidated Water Co. Ltd.	13,550

300	Cooper-Standard Holding, Inc. * (b)	11,598

51,800	CoreCivic, Inc. (REIT) (b)	1,134,420

6,900	Core-Mark Holding Co., Inc.	254,472

10,700	CorePoint Lodging, Inc. (REIT)	129,684

1,200	CRA International, Inc.	44,928

9,900	CSG Systems International, Inc. (a)	444,015

7,700	Cummins, Inc. (a)	1,160,852

5,600	Curo Group Holdings Corp. *	52,472

1,600	Daktronics, Inc.	9,936

38,100	Dana, Inc. (a)	555,879

12,600	Danaher Corp. (a)	1,663,326

27,000	Designer Brands, Inc. – Class A	488,430

2,700	Digi International, Inc. *	29,403

1,000	Dime Community Bancshares, Inc. (a)	17,780

7,400	Diodes, Inc. * (a)	228,882

700	Donegal Group, Inc. – Class A	10,115

1,800	Ducommun, Inc. *	81,234

51,800	Dynex Capital, Inc. (REIT)	284,900

100	Eastman Chemical Co. (a)	6,492

2,100	El Paso Electric Co. (b)	122,220

1,400	El Pollo Loco Holdings, Inc. * (a)	14,672

1,000	Employers Holdings, Inc.	41,540

12,400	Ennis, Inc.	229,648

36,117	Enova International, Inc. *	771,098

1,200	Escalade, Inc.	13,356

1,200	ESSA Bancorp, Inc.	18,180

6,500	Essent Group Ltd. *	305,175

9,600	Estee Lauder Cos, Inc. (The) – Class A	1,545,888

5,500	Ethan Allen Interiors, Inc.	116,710

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

2,400	EVERTEC Inc	68,784

1,800	Evolution Petroleum Corp.	10,998

5,400	Exantas Capital Corp. (REIT)	58,860

1,400	Exelon Corp.	67,312

700	Exterran Corp. *	9,660

3,400	Farmers National Banc Corp.	45,730

300	Federal Agricultural Mortgage Corp. – Class C (a)	20,529

14,300	Federal Signal Corp.	341,627

21,300	Federated Investors, Inc. – Class B (a)	650,289

4,800	FedNat Holding Co.	64,896

3,100	Financial Institutions, Inc.	83,793

2,400	First American Financial Corp. (a)	123,960

3,676	First Community Bankshares, Inc.	120,426

9,400	First Defiance Financial Corp. (b)	254,740

1,900	First Financial Corp. (a)	71,877

1,000	First Financial Northwest, Inc. (a)	15,160

31,000	Flagstar Bancorp, Inc. (a) (b)	975,880

200	Flexsteel Industries, Inc. (a)	3,430

1,000	Flushing Financial Corp.	21,030

600	FONAR Corp. *	11,520

5,400	FTI Consulting, Inc. * (a)	453,168

69,200	Fulton Financial Corp. (a)	1,090,592

4,100	FutureFuel Corp.	42,558

101,100	Gannett Co., Inc. (a)	794,646

4,000	Garmin Ltd. (a)	305,920

380	Garrett Motion, Inc. * (a)	5,844

2,700	Genie Energy Ltd. – Class B	25,218

46,500	GEO Group, Inc. (The) (REIT)	1,019,745

12,400	Gilead Sciences, Inc.	771,900

5,834	Global Brass & Copper Holdings, Inc.	254,538

2,200	Gorman-Rupp Co. (The)	65,274

500	Graham Holdings Co. – Class B	340,270

1,000	Great Southern Bancorp, Inc.	55,220

2,900	Greif, Inc. – Class A	102,776

9,900	Griffon Corp. (b)	142,362

6,000	Group 1 Automotive, Inc.	433,140

606	Hallmark Financial Services, Inc. *	7,145

5,100	Harmonic, Inc. * (a)	26,622

11,113	Haverty Furniture Cos, Inc.	193,477

2,200	Heidrick & Struggles International, Inc.	66,792

7,500	Helen of Troy Ltd. * (a)	1,002,075

40,200	Herman Miller, Inc.	1,426,698

38,800	Hersha Hospitality Trust (REIT)	661,540

29,600	Hewlett Packard Enterprise Co.	406,112

1,200	HomeTrust Bancshares, Inc.	29,376

67,000	HP, Inc. (a)	1,251,560

1,000	Hub Group, Inc. – Class A *	38,960

29,200	Huntsman Corp. (b)	507,204

400	Hurco Cos, Inc.	14,024

7,500	Hyster-Yale Materials Handling, Inc.	329,850

5,400	ICF International, Inc.	393,606

7,000	IDACORP, Inc. (a)	701,890

Shares	Description	Value ($)

	United States — continued

200	Independence Holding Co.	7,466

11,915	Independent Bank Corp.	252,002

7,400	Information Services Group, Inc. *	23,014

2,500	Ingles Markets, Inc. – Class A	74,525

5,100	Innospec, Inc.	411,621

14,700	Insight Enterprises, Inc. *	756,756

15,400	Intel Corp.	678,216

7,900	Inter Parfums, Inc. (b)	511,762

13,400	International Bancshares Corp. (b)	488,564

18,300	Interpublic Group of Cos., Inc. (The) (a)	388,326

3,300	INTL. FCStone, Inc. *	114,708

10,800	Invesco Mortgage Capital, Inc. (REIT)	166,212

13,100	iStar, Inc. (REIT)	144,231

1,700	ITT, Inc.	97,954

2,900	Johnson Outdoors, Inc. – Class A	214,049

4,900	Johnson & Johnson	642,635

6,600	Juniper Networks, Inc. (a)	162,426

19,024	K12, Inc. *	581,564

2,800	Kimball Electronics, Inc. *	39,900

2,500	Kimball International, Inc. – Class B	38,600

1,800	KLA-Tencor Corp. (a)	185,526

8,300	Knoll, Inc.	163,012

700	Knowles Corp. * (a)	11,011

22,600	Kohl’s Corp.	1,114,632

4,900	Kulicke & Soffa Industries, Inc.	95,011

4,700	Lantheus Holdings, Inc. * (a)	112,753

19,200	Laureate Education, Inc. – Class A *	308,352

5,900	La-Z-Boy, Inc.	189,921

1,700	LCNB Corp.	28,849

1,600	Leaf Group Ltd. *	11,504

1,600	Liberty Expedia Holdings, Inc. – Class A *	65,968

10,700	Liberty TripAdvisor Holdings, Inc. – Class A *	113,955

1,100	Lockheed Martin Corp.	372,394

2,500	M/I Homes, Inc. *	68,450

4,400	Macatawa Bank Corp.	44,660

22,800	Mallinckrodt Plc *	198,132

10,400	Marcus Corp. (The) (b)	363,584

300	Marlin Business Services Corp.	6,690

5,200	Mastercard, Inc. – Class A	1,307,748

8,100	Materion Corp.	489,645

7,400	Matrix Service Co. *	133,940

7,100	Medtronic Plc	657,318

21,300	Merck & Co., Inc.	1,687,173

7,400	Meritor, Inc. * (a)	149,184

36,400	MGIC Investment Corp. *	493,220

600	MidWestOne Financial Group, Inc.	16,704

1,350	Miller Industries, Inc.	35,843

15,100	Modine Manufacturing Co. *	194,035

1,000	Monarch Casino & Resort, Inc. *	43,030

7,700	Monotype Imaging Holdings, Inc.	125,433

19,000	Moog, Inc. – Class A (b)	1,565,980

900	Motorola Solutions, Inc.	134,955

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

17,300	Movado Group, Inc.	445,648

1,300	Mueller Industries, Inc. (a)	35,035

2,300	Murphy Oil Corp. (a)	57,155

1,400	MutualFirst Financial, Inc.	41,832

100	NACCO Industries, Inc. – Class A	4,996

3,700	National CineMedia, Inc. (a)	24,235

12,700	National General Holdings Corp.	288,544

6,900	Natural Grocers by Vitamin Cottage, Inc. *	70,863

8,100	Nautilus, Inc. *	21,789

14,800	NetApp, Inc. (a)	876,160

1,200	Netflix, Inc. * (a)	411,936

300	Nicolet Bankshares, Inc. *	17,547

1,100	Northrim BanCorp, Inc.	36,773

37,100	Northwest Bancshares, Inc.	622,167

1,200	NorthWestern Corp.	85,128

1,400	Norwegian Cruise Line Holdings Ltd. *	76,594

5,200	NRG Energy, Inc.	177,008

131,000	Office Depot, Inc.	256,760

12,400	OFG Bancorp (a)	232,872

100	Oil-Dri Corp. of America	2,939

33,400	Old National Bancorp (a)	532,396

1,400	Old Second Bancorp, Inc.	17,080

4,100	Olympic Steel, Inc.	50,758

2,700	ON Semiconductor Corp. *	47,952

800	One Liberty Properties, Inc. (REIT)	22,832

6,800	Oppenheimer Holdings, Inc. – Class A	167,552

15,100	Oracle Corp. (a)	764,060

307	Orrstown Financial Services, Inc.	6,521

5,800	Outfront Media, Inc. (REIT)	142,970

600	Park-Ohio Holdings Corp.	18,732

5,800	PC Connection, Inc.	184,092

800	PCM, Inc. *	20,440

87,000	PDL BioPharma, Inc. * (a)	245,340

18,600	PennyMac Financial Services, Inc. (a)	394,506

13,700	PennyMac Mortgage Investment Trust (REIT)	284,960

700	Peoples Bancorp, Inc.	21,637

12,600	PepsiCo, Inc. (b)	1,612,800

22,600	Pfizer, Inc. (b)	938,352

6,200	Phillips 66	500,960

49,500	Piedmont Office Realty Trust, Inc. – Class A (REIT) (a)	1,006,335

11,900	PNM Resources, Inc.	560,609

1,900	PolyOne Corp.	47,747

24,900	Popular, Inc.	1,300,029

14,300	Portland General Electric Co.	755,898

300	Preformed Line Products Co.	14,103

1,800	Premier Financial Bancorp, Inc.	28,098

2,500	Prestige Consumer Healthcare, Inc. * (a)	72,575

9,900	Procter & Gamble Co. (The)	1,018,809

11,800	Progressive Corp. (The)	935,504

2,200	Protective Insurance Corp. – Class B	37,730

6,000	Provident Financial Services, Inc.	143,040

6,700	PVH Corp. (b)	570,773

Shares	Description	Value ($)

	United States — continued

17,500	Qurate Retail, Inc. * (a)	219,275

6,000	Radian Group, Inc.	134,700

6,100	Radiant Logistics, Inc. *	38,796

7,000	Rambus, Inc. *	79,520

1,500	Regional Management Corp. *	37,005

400	Reliance Steel & Aluminum Co.	33,308

1,639	Republic Bancorp, Inc. – Class A	75,132

4,600	Resolute Forest Products, Inc.	29,578

3,100	Retail Properties of America, Inc. – Class A (REIT)	36,859

200	REX American Resources Corp. *	13,494

10,600	Ribbon Communications, Inc. *	45,262

2,116	Riverview Bancorp, Inc.	16,399

1,500	Rocky Brands, Inc.	36,690

2,600	RR Donnelley & Sons Co.	5,772

2,100	RTI Surgical Holdings, Inc. * (a)	8,883

5,100	Rudolph Technologies, Inc. *	117,657

600	Rush Enterprises, Inc. – Class A	21,162

3,600	Sabre Corp.	73,008

22,500	Sanmina Corp. *	598,275

1,500	Scholastic Corp. (b)	49,635

1,300	Schweitzer-Mauduit International, Inc.	40,677

2,316	Seneca Foods Corp. – Class A *	57,205

1,300	Shiloh Industries, Inc. * (a)	5,252

12,700	Shoe Carnival, Inc.	326,263

5,200	Sierra Bancorp	128,960

1,500	SilverBow Resources, Inc. *	21,405

1,000	SkyWest, Inc.	58,720

2,300	Smart & Final Stores, Inc. *	14,973

2,500	Sonic Automotive, Inc. – Class A (a)	43,575

1,200	Southern National Bancorp of Virginia, Inc.	16,572

2,900	Southwest Gas Holdings, Inc. *	246,906

105,200	Southwestern Energy Co. *	377,668

1,200	SpartanNash Co.	13,848

1,100	Speedway Motorsports, Inc.	19,976

19,200	Spok Holdings, Inc.	296,640

3,000	SPX Corp. *	89,220

800	Standard Motor Products, Inc.	33,904

2,200	Star Group LP	21,318

600	State Auto Financial Corp.	20,514

33,783	Steelcase Inc – Class A	541,879

4,200	Stepan Co.	356,412

14,800	Stoneridge, Inc. * (b)	385,244

3,100	Stryker Corp.	568,044

9,900	SunCoke Energy, Inc. *	72,666

80,100	Sunstone Hotel Investors, Inc. (REIT)	1,074,942

6,600	Sykes Enterprises, Inc. *	163,416

5,200	Synopsys, Inc. *	605,488

10,000	Tech Data Corp. * (b)	906,500

71,800	TEGNA, Inc.	1,087,052

700	Teledyne Technologies, Inc. *	165,060

2,300	Telenav, Inc. *	17,158

38,600	Telephone & Data Systems, Inc. (b)	1,112,066

2,700	Territorial Bancorp, Inc.	72,630

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

600	Timberland Bancorp, Inc.	14,628

36,900	Timken Co. (The) (b)	1,623,969

8,600	T-Mobile US, Inc. * (a)	631,584

15,900	Tower International, Inc.	277,137

5,800	Tredegar Corp.	90,422

5,900	Tribune Publishing Co. *	57,938

8,100	TriCo Bancshares	302,130

8,000	Trinseo SA	294,720

5,300	Triple-S Management Corp. – Class B *	129,850

1,700	Trustmark Corp. (a)	54,009

1,200	Twin Disc, Inc. *	17,304

31,300	Unisys Corp. *	303,610

5,000	United Community Financial Corp.	45,800

900	United Security Bancshares	9,180

5,000	United States Cellular Corp. *	217,750

1,100	United Technologies Corp.	138,930

14,000	Universal Corp. (a)	791,280

3,000	Universal Forest Products, Inc.	96,750

800	Univest Financial Corp	19,104

3,500	Valhi, Inc.	7,000

4,800	Vectrus, Inc. *	169,392

9,800	Vera Bradley, Inc. * (a)	107,310

3,400	Veritiv Corp. *	60,044

17,200	Verso Corp. – Class A *	296,184

1,200	Village Super Market, Inc. – Class A	31,776

80,500	Vishay Intertechnology, Inc. (a)	1,226,820

4,626	Vishay Precision Group, Inc. *	165,703

105,500	W&T Offshore, Inc. *	443,100

5,303	Waterstone Financial, Inc.	87,553

3,400	Watts Water Technologies, Inc. – Class A (b)	276,726

2,700	Weis Markets, Inc. (a)	102,060

1,200	West Bancorporation, Inc.	24,960

1,800	Western Asset Mortgage Capital Corp. (REIT)	17,442

2,400	Weyco Group, Inc.	60,048

15,800	World Fuel Services Corp.	460,412

69,400	Xenia Hotels & Resorts, Inc. (REIT) (a) (b)	1,451,154

5,100	Xilinx, Inc.	521,781

2,600	Zix Corp. * (a)	23,296

19,300	Zumiez, Inc.*	381,754

	Total United States	101,561,749

	TOTAL COMMON STOCKS (COST $147,111,468)	136,784,253

	PREFERRED STOCKS (d) — 0.0%

	Germany — 0.0%

278	Draegerwerk AG & Co KGaA	14,990

195	Sixt SE	13,598

	Total Germany	28,588

	TOTAL PREFERRED STOCKS (COST $33,246)	28,588

Shares / Par Value†	Description	Value ($)

	RIGHTS/WARRANTS — 0.0%

	Spain — 0.0%

3,665	Almirall SA, Expires 06/04/19 *	819

	TOTAL RIGHTS/WARRANTS (COST $834)	819

	DEBT OBLIGATIONS — 7.9%

	United States — 7.9%

	U.S. Government — 7.9%

4,779,300	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/23 (e)	4,826,577

4,679,571	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (e)	4,658,612

9,144,267	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (e)	9,310,117

9,688,061	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (e)	9,696,419

2,334,610	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/27 (e)	2,341,730

1,143,711	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (e)	1,155,140

14,934,246	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (b) (e)	16,654,373

3,314,958	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (e)	3,432,813

1,277,312	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (e)	1,335,372

12,853,375	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (e)	15,386,883

	Total U.S. Government	68,798,036

	Total United States	68,798,036

	TOTAL DEBT OBLIGATIONS (COST $67,094,720)	68,798,036

	MUTUAL FUNDS — 78.4%

	United States — 78.4%

	Affiliated Issuers — 78.4%

4,200,451	GMO Core Plus Bond Fund, Class IV	91,947,872

1,125,582	GMO Emerging Country Debt Fund, Class IV	30,593,317

6,298,673	GMO Emerging Markets Fund, Class VI	196,014,709

11,240,654	GMO International Equity Fund, Class IV	218,967,929

909,203	GMO Opportunistic Income Fund, Class VI	24,284,802

2,888,389	GMO Quality Fund, Class VI	65,162,061

2,619,114	GMO U.S. Equity Fund, Class VI	32,791,311

4,538,063	GMO U.S. Treasury Fund	22,690,314

	TOTAL MUTUAL FUNDS (COST $681,070,380)	682,452,315

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

1,278,341	State Street Institutional Treasury Money Market Fund – Premier Class, 2.30% (f)	1,278,341

	TOTAL SHORT-TERM INVESTMENTS (COST $1,278,341)	1,278,341

	TOTAL INVESTMENTS — 102.2% (Cost $896,588,989)	889,342,352

	SECURITIES SOLD SHORT — (1.7)%

	Common Stocks — (1.7)%

	Austria — (0.0)%

(368)	Schoeller-Bleckmann Oilfield Equipment AG	(28,991)

	Brazil — (0.1)%

(20,500)	Pagseguro Digital Ltd. – Class A *	(656,410)

	Canada — (0.1)%

(8,200)	Agnico Eagle Mines Ltd	(357,438)

(14,900)	AltaGas Ltd	(215,078)

	Total Canada	(572,516)

	Denmark — (0.0)%

(2,968)	Ambu A/S – Class B	(45,902)

(38)	AP Moller – Maersk A/S – Class A	(38,604)

(521)	Dfds A/S	(19,820)

(3,310)	ISS A/S	(93,232)

(1,356)	Jyske Bank A/S (Registered)	(51,276)

(282)	Ringkjoebing Landbobank A/S	(18,562)

	Total Denmark	(267,396)

	France — (0.0)%

(397)	Iliad SA	(45,818)

	Germany — (0.1)%

(74,536)	Deutsche Bank AG (Registered)	(505,470)

	Israel — (0.0)%

(1,200)	Tower Semiconductor Ltd *	(17,880)

	Japan — (0.1)%

(45)	AEON REIT Investment Corp (REIT)	(56,462)

(1,300)	CyberAgent Inc	(49,704)

(32)	Invincible Investment Corp (REIT)	(17,030)

(4,900)	Japan Lifeline Co Ltd	(77,697)

(1,800)	JGC Corp	(23,864)

(300)	JINS Inc	(17,829)

(3,600)	Kansai Paint Co Ltd	(67,780)

(16,900)	Mitsui OSK Lines Ltd	(357,359)

(500)	Nippon Paint Holdings Co Ltd	(19,638)

(3,500)	Nippon Yusen KK	(52,606)

Shares	Description	Value ($)

	Japan — continued

(28,500)	Orient Corp	(29,263)

(1,200)	Round One Corp	(17,745)

(1,300)	Sysmex Corp	(89,874)

(200)	Universal Entertainment Corp	(5,819)

(1,600)	Welcia Holdings Co Ltd	(55,963)

	Total Japan	(938,633)

	Netherlands — (0.0)%

(13,576)	Altice Europe NV – Class B *	(41,401)

	Peru — (0.0)%

(6,400)	Southern Copper Corp.	(215,872)

	Portugal — (0.0)%

(24,736)	CTT-Correios de Portugal SA	(64,098)

	Spain — (0.0)%

(25)	Bolsas y Mercados Espanoles SHMSF SA	(655)

(18)	Masmovil Ibercom SA *	(401)

	Total Spain	(1,056)

	Switzerland — (0.0)%

(239)	Dufry AG (Registered) *	(19,562)

(5,393)	LafargeHolcim Ltd (Registered) *	(257,869)

	Total Switzerland	(277,431)

	United Kingdom — (0.0)%

(1,894)	Dechra Pharmaceuticals Plc	(65,198)

(21,376)	G4S Plc	(56,469)

(11,257)	Hochschild Mining Plc	(22,067)

(43,481)	Melrose Industries Plc	(89,791)

(287)	Rhi Magnesita NV	(17,358)

(12,669)	TP ICAP Plc	(43,911)

	Total United Kingdom	(294,794)

	United States — (1.3)%

(9,000)	Acacia Communications, Inc. *	(419,400)

(5,000)	Aerie Pharmaceuticals, Inc. *	(182,100)

(3,200)	Axalta Coating Systems Ltd. *	(75,232)

(100)	Chipotle Mexican Grill, Inc. *	(65,997)

(29,400)	Clovis Oncology, Inc. *	(434,532)

(100)	CME Group, Inc.	(19,212)

(2,800)	Copart, Inc. *	(200,144)

(38,025)	Coty, Inc. – Class A	(469,229)

(2,600)	Diamondback Energy, Inc.	(254,956)

(600)	Digital Realty Trust, Inc. (REIT)	(70,632)

(6,600)	Dollar Tree, Inc. *	(670,494)

(15,200)	Incyte Corp. *	(1,195,176)

(29,700)	Knight-Swift Transportation Holdings, Inc.	(820,908)

(900)	Macerich Co. (The) (REIT)	(32,697)

(6,100)	National Oilwell Varco, Inc.	(127,185)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(14,700)	Nektar Therapeutics *	(460,404)

(400)	RenaissanceRe Holdings Ltd.	(69,776)

(20,600)	Roku, Inc. *	(1,862,240)

(10,400)	Shake Shack, Inc. – Class A *	(638,040)

(127,868)	Sirius XM Holdings, Inc.	(678,979)

(14,800)	Square, Inc. – Class A *	(916,861)

(1,500)	Tesla, Inc. *	(277,741)

(4,200)	Wynn Resorts Ltd.	(450,787)

(14,800)	Zayo Group Holdings, Inc. *	(483,961)

	Total United States	(10,876,683)

	TOTAL COMMON STOCKS (PROCEEDS $15,300,892)	(14,804,449)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $15,300,892)	(14,804,449)

	Other Assets and Liabilities (net) — (0.5%)	(4,432,182)

	TOTAL NET ASSETS — 100.0%	$870,105,721

A summary of outstanding financial instruments at May 31, 2019 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1,353,803	05/18/2020	Monthly	—	5,703	5,703
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 2.38%	MORD	USD	32,708	05/18/2020	Monthly	—	2,394	2,394
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	743,726	05/18/2020	Monthly	—	(14,281)	(14,281)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,042,142	05/18/2020	Monthly	—	(38,339)	(38,339)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.06%	MORD	USD	288,324	05/18/2020	Monthly	—	(344)	(344)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	183,930	03/18/2021	Monthly	—	(683)	(683)

							$—	$(45,550)	$(45,550)

As of May 31, 2019, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2019 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2019.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

Counterparty Abbreviations:

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes. As of May 31, 2019, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Alpha Only Fund	89,645,546	2,623,632	(9,998,784)	(7,375,152)	366,865
Consolidated Alternative Allocation Fund	158,595,748	2,264,826	(5,750,630)	(3,485,804)	1,322,770
Benchmark-Free Allocation Fund	10,881,544,575	44,822,545	(244,145,744)	(199,323,199)	—
Benchmark-Free Fund	2,900,232,577	142,037,055	(197,601,212)	(55,564,157)	786,489
Global Asset Allocation Fund	1,853,400,671	29,187,978	(140,692,291)	(111,504,313)	—
Global Developed Equity Allocation Fund	472,382,724	10,077,422	(51,415,787)	(41,338,365)	—
Global Equity Allocation Fund	1,714,193,760	25,552,220	(228,013,568)	(202,461,348)	—
Consolidated Implementation Fund	8,538,253,492	408,271,579	(744,314,525)	(336,042,946)	10,800,064
International Developed Equity Allocation Fund	672,809,463	4,190,158	(143,601,575)	(139,411,417)	—
International Equity Allocation Fund	1,005,323,780	14,951,871	(159,305,365)	(144,353,494)	—
Consolidated SGM Major Markets Fund	1,130,779,150	99,401,896	(89,016,045)	10,385,851	(6,217,915)
Consolidated Special Opportunities Fund	273,023,448	98,938,907	(21,794,530)	77,144,377	—
Strategic Opportunities Allocation Fund	900,901,106	31,434,927	(57,798,130)	(26,363,203)	(45,550)

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust (“underlying funds”). A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2019 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Alpha Only Fund
GMO U.S. Treasury Fund	$19,030,041	$13,570,215	$28,963,680	$20,548	$—	$—	$3,636,576

Consolidated Alternative Allocation Fund
GMO Alpha Only Fund, Class IV	$—	$16,120,000	$—	$—	$—	$(49,907)	$16,070,093

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$455,898,632	$786,827	$37,679,353	$—	$(1,617,138)	$8,158,417	$425,547,385
GMO High Yield Fund, Class VI	149,579,077	—	—	—	—	1,628,273	151,207,350
GMO Implementation Fund	8,726,210,310	39,352,281	395,452,748	—	526,347	(107,142,652)	8,263,493,538
GMO Opportunistic Income Fund, Class VI	551,229,863	16,019,929	44,890,557	—	3,666,387	6,551,407	532,577,029
GMO Risk Premium Fund, Class VI	286,420,244	594,704	22,644,479	—	25,281	41,205	264,436,955
GMO SGM Major Markets Fund, Class VI	840,481,004	—	54,281,871	—	3,169,943	636,820	790,005,896
GMO Special Opportunities Fund, Class VI	294,753,740	2,350,834	37,084,442	—	474,237	(11,886,528)	248,607,841

Totals	$11,304,572,870	$59,104,575	$592,033,450	$—	$6,245,057	$(102,013,058)	$10,675,875,994

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class IV	$152,403,763		$—	$26,000,000	$—	$(912,998)	$2,898,757	$128,389,522
GMO Emerging Markets Fund, Class VI	382,252,830		—	35,500,000	—	3,074,756	(12,512,432)	337,315,154
GMO Opportunistic Income Fund, Class VI	187,691,229		—	7,127,000	—	658,095	2,807,042	184,029,366
GMO Risk Premium Fund, Class VI	111,153,978		—	20,563,000	—	(113,399)	208,857	90,686,436
GMO SGM Major Markets Fund, Class VI	134,030,636		—	6,225,000	—	420,266	52,381	128,278,283
GMO Special Opportunities Fund, Class VI	109,380,816		—	15,700,000	—	369,003	(5,186,722)	88,863,097

Totals	$1,076,913,252		$—	$111,115,000	$—	$3,495,723	$(11,732,117)	$957,561,858

Global Asset Allocation Fund
GMO Alpha Only Fund, Class IV	$55,140,779		$—	$35,156,021	$—	$(7,138,200)	$5,107,250	$17,953,808
GMO Alternative Allocation Fund, Class VI	—		161,156,171	—	—	—	(966,937)	160,189,234
GMO Asset Allocation Bond Fund, Class VI	227,286,993		—	54,869,148	—	(7,416,057)	14,996,560	179,998,348
GMO Core Plus Bond Fund, Class IV	282,224,826		499,000	24,241,179	—	(177,713)	12,476,002	270,780,936
GMO Emerging Country Debt Fund, Class IV	65,866,747		—	3,198,103	—	(105,310)	1,082,875	63,646,209
GMO Emerging Markets Fund, Class VI	358,618,059		1,666,336	25,030,161	—	2,370,118	(10,867,851)	326,756,501
GMO International Equity Fund, Class IV	410,667,438		4,594,971	29,762,394	—	(6,781,888)	(7,730,873)	370,987,254
GMO Opportunistic Income Fund, Class VI	36,987,265		—	1,139,566	—	62,755	629,162	36,539,616
GMO Quality Fund, Class VI	140,373,291		—	5,115,150	—	546,375	1,429,392	137,233,908
GMO Risk Premium Fund, Class VI	48,646,796		—	31,892,974	—	(81,580)	848,202	17,520,444
GMO SGM Major Markets Fund, Class VI	57,183,044		—	58,772,599	—	3,049,584	(1,460,029)	—
GMO U.S. Equity Fund, Class VI	143,172,153		—	6,587,498	—	(594,699)	(4,004,929)	131,985,027
GMO U.S. Treasury Fund	83,433,020		18,968,617	74,351,830	300,206	(1,913)	1,913	28,049,807

Totals	$1,909,600,411		$186,885,095	$350,116,623	$300,206	$(16,268,528)	$11,540,737	$1,741,641,092

Global Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$45,675,429		$—	$1,222,856	$—	$140,529	$(1,386,858)	$43,206,244
GMO International Equity Fund, Class IV	212,821,229		—	3,440,097	—	(329,519)	(8,087,188)	200,964,425
GMO Quality Fund, Class VI	91,967,553		—	—	—	—	1,155,786	93,123,339
GMO U.S. Equity Fund, Class VI	97,294,103		—	354,623	—	(42,789)	(3,328,398)	93,568,293

Totals	$447,758,314		$—	$5,017,576	$—	$(231,779)	$(11,646,658)	$430,862,301

Global Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$432,155,290		$—	$4,197,503	$—	$56,501	$(11,978,042)	$416,036,246
GMO International Equity Fund, Class IV	677,968,641		—	32,459,638	—	(10,030,638)	(16,275,910)	619,202,455
GMO Quality Fund, Class VI	237,080,031		—	26,538,230	—	2,260,912	1,200,820	214,003,533
GMO U.S. Equity Fund, Class VI	290,040,276		398,685	18,847,329	—	(2,623,248)	(7,019,273)	261,949,111

Totals	$1,637,244,238		$398,685	$82,042,700	$—	$(10,336,473)	$(34,072,405)	$1,511,191,345

International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$57,057,016		$2,059,738	$3,071,840	$—	$340,021	$(1,859,623)	$54,525,312
GMO International Equity Fund, Class IV	515,607,672		7,948,294	25,297,880	—	(5,278,308)	(14,429,672)	478,550,106

Totals	$572,664,688		$10,008,032	$28,369,720	$—	$(4,938,287)	$(16,289,295)	$533,075,418

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$322,997,438		$—	$10,697,190	$—	$940,681	$(9,429,856)	$303,811,073
GMO International Equity Fund, Class IV	606,692,593		—	26,919,661	—	(5,180,208)	(17,752,689)	556,840,035

Totals	$929,690,031		$—	$37,616,851	$—	$(4,239,527)	$(27,182,545)	$860,651,108

Consolidated Special Opportunities Fund
Eventbrite, Inc. – Class A	$—	#	$—	$1,200,055	$—	$(80,978)	$(11,821,167)	$—	##
Jagercor Energy Corp	45,594		—	—	—	—	(1,202)	44,392

Totals	$45,594		$—	$1,200,055	$—	$(80,978)	$(11,822,369)	$44,392

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Strategic Opportunities Allocation Fund
GMO Core Plus Bond Fund, Class IV	$90,334,045	$—	$2,484,421	$—	$35,183	$4,063,065	$91,947,872
GMO Emerging Country Debt Fund, Class IV	31,398,277	—	1,276,201	—	(22,947)	494,188	30,593,317
GMO Emerging Markets Fund, Class VI	206,302,480	—	4,598,062	—	481,517	(6,171,226)	196,014,709
GMO International Equity Fund, Class IV	228,072,858	—	—	—	—	(9,104,929)	218,967,929
GMO Opportunistic Income Fund, Class VI	23,830,200	—	—	—	—	454,602	24,284,802
GMO Quality Fund, Class VI	80,218,024	—	16,031,568	—	1,024,507	(48,902)	65,162,061
GMO U.S. Equity Fund, Class VI	48,300,438	—	14,233,671	—	(1,919,936)	644,480	32,791,311
GMO U.S. Treasury Fund	24,214,549	20,049,765	21,574,000	125,758	—	—	22,690,314

Totals	$732,670,871	$20,049,765	$60,197,923	$125,758	$(401,676)	$(9,668,722)	$682,452,315

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2019 through May 31, 2019. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2020.

#	Security not an affiliate at the beginning of the period.
##	No longer an affiliate at period end.

GMO Alternative Allocation Fund commenced operations on May 1, 2019.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Alternative Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund

Alternative Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries Alternative Allocation SPC Ltd., Implementation SPC Ltd., Special Opportunities SPC Ltd. and Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively, and the accompanying schedules of investments have been consolidated for those accounts. The consolidated schedules of investments include all of the assets and liabilities of each wholly-owned subsidiary.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (“Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2019, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2019:

Description	Level 1	Level 2	Level 3		Total
Alpha Only Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$931,293	$—		$931,293
Austria	—	63,271	—		63,271
Belgium	—	40,599	—		40,599
Brazil	—	2,467,165	—		2,467,165
China	59,330	7,858,552	—		7,917,882
Denmark	—	19,264	—		19,264
Finland	—	175,999	—		175,999
France	—	1,260,199	—		1,260,199
Germany	—	1,870,643	—		1,870,643
Greece	—	—	0	§	0	§
Hong Kong	—	268,907	—		268,907
Hungary	—	37,602	—		37,602
India	—	1,527,020	—		1,527,020
Indonesia	—	26,616	—		26,616
Ireland	—	4,383	—		4,383
Israel	—	153,490	—		153,490
Italy	22,716	1,016,449	—		1,039,165
Japan	—	5,590,059	—		5,590,059
Malaysia	—	38,228	0	§	38,228
Mexico	607,251	—	—		607,251
Netherlands	—	956,999	—		956,999
New Zealand	—	16,099	—		16,099
Norway	—	740,159	—		740,159
Poland	—	90,574	—		90,574
Portugal	—	127,510	—		127,510
Russia	—	1,243,838	—		1,243,838
Singapore	—	108,796	—		108,796
South Africa	—	1,830,363	—		1,830,363
South Korea	411,171	2,718,049	—		3,129,220
Spain	—	899,293	—		899,293
Sweden	—	891,872	—		891,872
Switzerland	—	385,062	—		385,062
Taiwan	—	3,219,539	—		3,219,539
Thailand	—	1,011,418	—		1,011,418
Turkey	—	512,586	—		512,586
United Kingdom	897,804	3,341,541	—		4,239,345
United States	26,551,526	—	—		26,551,526

TOTAL COMMON STOCKS	28,549,798	41,443,437	0	§	69,993,235

Preferred Stocks
Brazil	—	121,052	—		121,052
Colombia	674	—	—		674
Germany	—	150,082	—		150,082
South Korea	—	352,960	—		352,960

TOTAL PREFERRED STOCKS	674	624,094	—		624,768

Debt Obligations
United States	7,497,095	—	—		7,497,095

TOTAL DEBT OBLIGATIONS	7,497,095	—	—		7,497,095

Rights/Warrants
Spain	348	—	—		348
Thailand	98	—	—		98

TOTAL RIGHTS/WARRANTS	446	—	—		446

Mutual Funds
United States	3,636,576	—	—		3,636,576

TOTAL MUTUAL FUNDS	3,636,576	—	—		3,636,576

Description	Level 1	Level 2	Level 3		Total
Alpha Only Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$518,274	$—	$—		$518,274

Total Investments	40,202,863	42,067,531	0	§	82,270,394

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	128,725	—		128,725
Futures Contracts
Equity Risk	479,394	—	—		479,394

Total	$40,682,257	$42,196,256	$—		$82,878,513

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(241,254)	$—		$(241,254)

Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
United States	$36,509,869	$—	$—		$36,509,869

TOTAL COMMON STOCKS	36,509,869	—	—		36,509,869

Investment Funds
United States	5,333,920	—	—		5,333,920

TOTAL INVESTMENT FUNDS	5,333,920	—	—		5,333,920

Debt Obligations
United States	59,884,737	—	—		59,884,737

TOTAL DEBT OBLIGATIONS	59,884,737	—	—		59,884,737

Mutual Funds
United States	16,070,093	—	—		16,070,093

TOTAL MUTUAL FUNDS	16,070,093	—	—		16,070,093

Short-Term Investments	466,235	61,019,700	—		61,485,935
Purchased Options	19,120	—	—		19,120

Total Investments	118,283,974	61,019,700	—		179,303,674

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	970,491	—		970,491
Futures Contracts
Equity Risk	841,305	132,245	—		973,550
Interest Rate Risk	33,348	—	—		33,348
Swap Contracts
Interest Rate Risk	—	3,008,306	—		3,008,306
Physical Commodity Contract Risk	—	16,989	—		16,989

Total	$119,158,627	$65,147,731	$—		$184,306,358

Liability Valuation Inputs
Common Stocks
China	$(4,599,745)	$—	$—		$(4,599,745)
United States	(19,593,985)	—	—		(19,593,985)

TOTAL COMMON STOCKS	(24,193,730)	—	—		(24,193,730)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(499,975)	—		(499,975)
Futures Contracts
Equity Risk	(525,278)	(582,151)	—		(1,107,429)
Interest Rate Risk	(279,299)	—	—		(279,299)

Description	Level 1	Level 2	Level 3		Total
Consolidated Alternative Allocation Fund (continued)
Liability Valuation Inputs (continued)
Written Options
Equity Risk	$(1,283,534)	$(133,886)	$—		$(1,417,420)
Swap Contracts
Interest Rate Risk	—	(1,310,666)	—		(1,310,666)

Total	$(26,281,841)	$(2,526,678)	$—		$(28,808,519)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$10,675,875,994	$—	$—		$10,675,875,994
Short-Term Investments	6,345,382	—	—		6,345,382

Total Investments	$10,682,221,376	$—	$—		$10,682,221,376

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$26,647,795	$—		$26,647,795
Austria	—	1,084,960	—		1,084,960
Belgium	—	3,808,377	—		3,808,377
Brazil	807,437	53,723,124	—		54,530,561
Canada	42,967,669	—	—		42,967,669
Chile	76,704	26,233	—		102,937
China	1,670,992	172,287,047	—		173,958,039
Colombia	538,926	—	—		538,926
Czech Republic	—	28,059	—		28,059
Denmark	2,397,760	2,589,393	—		4,987,153
Finland	—	11,158,515	—		11,158,515
France	5,208,914	52,902,760	—		58,111,674
Germany	—	49,410,695	—		49,410,695
Greece	—	—	0	§	0 §
Hong Kong	—	9,750,377	—		9,750,377
Hungary	—	1,049,455	—		1,049,455
India	297,258	33,913,130	—		34,210,388
Indonesia	—	1,413,064	—		1,413,064
Ireland	1,244,273	17,914	—		1,262,187
Israel	—	1,692,782	—		1,692,782
Italy	4,143,146	22,633,603	—		26,776,749
Japan	—	157,879,415	—		157,879,415
Malaysia	—	1,691,665	—		1,691,665
Mexico	15,557,498	—	—		15,557,498
Netherlands	2,426,520	34,277,405	—		36,703,925
New Zealand	—	1,101,832	—		1,101,832
Norway	—	20,451,715	—		20,451,715
Pakistan	—	275,882	—		275,882
Philippines	—	923,043	—		923,043
Poland	—	6,381,826	—		6,381,826
Portugal	—	3,095,072	—		3,095,072
Qatar	—	1,286,342	—		1,286,342
Russia	248,140	53,927,275	—		54,175,415
Singapore	—	5,258,539	—		5,258,539
South Africa	—	39,480,407	—		39,480,407
South Korea	7,098,470	55,073,777	—		62,172,247
Spain	—	29,861,299	—		29,861,299
Sweden	—	32,120,684	—		32,120,684
Switzerland	34,542	30,495,614	—		30,530,156
Taiwan	3,667,871	71,964,929	—		75,632,800
Thailand	—	11,195,722	—		11,195,722
Turkey	—	19,336,957	—		19,336,957
United Arab Emirates	—	464,692	—		464,692
United Kingdom	8,936,462	92,150,378	—		101,086,840

Description	Level 1	Level 2	Level 3		Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
United States	$143,260,708	$—	$—		$143,260,708

TOTAL COMMON STOCKS	240,583,290	1,112,831,753	0	§	1,353,415,043

Preferred Stocks
Brazil	—	5,475,569	—		5,475,569
Colombia	36,343	—	—		36,343
Germany	—	2,452,057	—		2,452,057
Russia	—	3,795,801	—		3,795,801
South Korea	—	11,180,231	—		11,180,231
Sweden	—	86,184	—		86,184
Taiwan	—	—	29,365		29,365

TOTAL PREFERRED STOCKS	36,343	22,989,842	29,365		23,055,550

Rights/Warrants
Singapore	—	—	65		65
Spain	14,034	—	—		14,034

TOTAL RIGHTS/WARRANTS	14,034	—	65		14,099

Investment Funds
United States	635,515	—	—		635,515

TOTAL INVESTMENT FUNDS	635,515	—	—		635,515

Debt Obligations
United States	—	403,439,320	—		403,439,320

TOTAL DEBT OBLIGATIONS	—	403,439,320	—		403,439,320

Mutual Funds
United States	957,561,858	—	—		957,561,858

TOTAL MUTUAL FUNDS	957,561,858	—	—		957,561,858

Short-Term Investments	7,175,688	131,319,166	—		138,494,854

Total Investments	1,206,006,728	1,670,580,081	29,430		2,876,616,239

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	411,758	—		411,758
Futures Contracts
Equity Risk	1,465,511	—	—		1,465,511
Swap Contracts
Equity Risk	—	38,644	—		38,644

Total	$1,207,472,239	$1,671,030,483	$29,430		$2,878,532,152

Liability Valuation Inputs
Common Stocks
Austria	$—	$(218,498)	$—		$(218,498)
Brazil	(5,182,722)	—	—		(5,182,722)
Canada	(3,696,985)	—	—		(3,696,985)
Denmark	—	(2,443,732)	—		(2,443,732)
France	—	(394,727)	—		(394,727)
Germany	(662,592)	(1,594,935)	—		(2,257,527)
Israel	(344,190)	—	—		(344,190)
Italy	—	(2,862,534)	—		(2,862,534)
Japan	—	(7,373,363)	—		(7,373,363)
Netherlands	(1,083,537)	—	—		(1,083,537)
Norway	—	(33,982)	—		(33,982)
Peru	(613,886)	—	—		(613,886)
Singapore	—	(97,079)	—		(97,079)
Spain	—	(812,498)	—		(812,498)
Sweden	(1,167,894)	—	—		(1,167,894)
Switzerland	—	(775,987)	—		(775,987)
United Kingdom	—	(2,588,659)	—		(2,588,659)
United States	(19)	—	—		(19)

TOTAL COMMON STOCKS	(12,751,825)	(19,195,994)	—		(31,947,819)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(837,023)	$—	$(837,023)
Futures Contracts
Equity Risk	(101,132)	—	—	(101,132)
Swap Contracts
Equity Risk	—	(191,269)	—	(191,269)

Total	$(12,852,957)	$(20,224,286)	$—	$(33,077,243)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,741,641,092	$—	$—	$1,741,641,092
Debt Obligations
Asset-Backed Securities	—	46,121	—	46,121

TOTAL DEBT OBLIGATIONS	—	46,121	—	46,121

Short-Term Investments	209,145	—	—	209,145

Total Investments	$1,741,850,237	$46,121	$—	$1,741,896,358

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$430,862,301	$—	$—	$430,862,301
Short-Term Investments	182,058	—	—	182,058

Total Investments	$431,044,359	$—	$—	$431,044,359

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,511,191,345	$—	$—	$1,511,191,345
Short-Term Investments	541,067	—	—	541,067

Total Investments	$1,511,732,412	$—	$—	$1,511,732,412

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$90,920,669	$—	$90,920,669
Austria	—	6,876,286	—	6,876,286
Belgium	—	10,014,340	—	10,014,340
Brazil	5,927,110	170,858,817	—	176,785,927
Canada	137,295,743	—	—	137,295,743
Chile	404,294	—	—	404,294
China	19,429,009	855,544,832	—	874,973,841
Colombia	1,578,935	—	—	1,578,935
Czech Republic	—	378,079	—	378,079
Denmark	7,226,320	6,948,086	—	14,174,406
Finland	—	35,801,064	—	35,801,064
France	12,896,760	172,144,287	—	185,041,047
Germany	—	157,719,241	—	157,719,241
Greece	—	144,007	—	144,007
Hong Kong	—	27,945,834	—	27,945,834
Hungary	—	3,230,496	—	3,230,496
India	899,396	113,259,553	—	114,158,949
Indonesia	—	9,988,375	—	9,988,375
Ireland	4,583,052	139,343	—	4,722,395
Israel	307,670	4,437,698	—	4,745,368
Italy	12,973,663	85,757,905	—	98,731,568
Japan	—	544,487,079	—	544,487,079
Malaysia	—	4,658,662	—	4,658,662
Mexico	50,655,276	—	—	50,655,276

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Netherlands	$6,465,180	$114,660,794	$—	$121,125,974
New Zealand	—	1,977,625	—	1,977,625
Norway	—	68,043,141	—	68,043,141
Pakistan	53,752	4,754,649	—	4,808,401
Philippines	—	8,693,188	—	8,693,188
Poland	—	68,560,892	—	68,560,892
Portugal	—	9,637,339	—	9,637,339
Qatar	—	25,136,230	—	25,136,230
Russia	2,894,587	352,284,333	—	355,178,920
Singapore	—	25,298,825	—	25,298,825
South Africa	—	195,586,600	—	195,586,600
South Korea	21,027,147	204,087,104	—	225,114,251
Spain	6,241,607	99,169,519	—	105,411,126
Sweden	—	108,400,021	130,131	108,530,152
Switzerland	116,731	104,076,834	—	104,193,565
Taiwan	33,415,237	419,235,978	—	452,651,215
Thailand	—	49,341,843	—	49,341,843
Turkey	352,440	182,206,639	—	182,559,079
United Arab Emirates	—	6,295,986	—	6,295,986
United Kingdom	49,895,608	297,144,410	—	347,040,018
United States	1,055,670,260	1,079,508	18,615,578	1,075,365,346

TOTAL COMMON STOCKS	1,430,309,777	4,646,926,111	18,745,709	6,095,981,597

Preferred Stocks
Brazil	—	17,977,091	—	17,977,091
Colombia	344,962	—	—	344,962
Germany	—	10,238,066	—	10,238,066
Russia	—	25,985,933	—	25,985,933
South Korea	—	38,311,321	7,462	38,318,783
Sweden	—	558,855	—	558,855
Taiwan	—	—	408,660	408,660

TOTAL PREFERRED STOCKS	344,962	93,071,266	416,122	93,832,350

Rights/Warrants
Spain	46,192	—	—	46,192
United States	—	—	130,841	130,841

TOTAL RIGHTS/WARRANTS	46,192	—	130,841	177,033

Investment Funds
United States	63,974,531	—	—	63,974,531

TOTAL INVESTMENT FUNDS	63,974,531	—	—	63,974,531

Debt Obligations
Italy	—	3,275,599	—	3,275,599
Jamaica	—	6,152,512	—	6,152,512
Luxembourg	—	—	7,205,018	7,205,018
Puerto Rico	—	14,680,244	—	14,680,244
Saint Lucia	—	—	4,910,041	4,910,041
United Kingdom	—	1,372,500	—	1,372,500
United States	423,721,019	1,385,566,157	92,951,469	1,902,238,645

TOTAL DEBT OBLIGATIONS	423,721,019	1,411,047,012	105,066,528	1,939,834,559

Short-Term Investments	104,890,326	282,884,061	—	387,774,387
Purchased Options	239,000	—	—	239,000

Total Investments	2,023,525,807	6,433,928,450	124,359,200	8,581,813,457

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	7,831,791	—	7,831,791
Futures Contracts
Equity Risk	6,827,147	—	—	6,827,147
Swap Contracts
Credit Risk	—	30,170	—	30,170

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Equity Risk	$—	$83,132	$—	$83,132
Interest Rate Risk	—	18,386,527	—	18,386,527

Total	2,030,352,954	6,460,260,070	124,359,200	8,614,972,224

Liability Valuation Inputs
Common Stocks
Austria	—	(596,816)	—	(596,816)
Belgium	—	(30,323)	—	(30,323)
Brazil	(16,834,360)	—	—	(16,834,360)
Canada	(11,019,885)	—	—	(11,019,885)
China	(53,379,705)	—	—	(53,379,705)
Denmark	—	(7,200,457)	—	(7,200,457)
France	—	(3,698,005)	—	(3,698,005)
Germany	(1,386,112)	(6,626,195)	—	(8,012,307)
Israel	(940,190)	—	—	(940,190)
Italy	—	(8,098,711)	—	(8,098,711)
Japan	—	(21,808,611)	—	(21,808,611)
Netherlands	(2,867,319)	—	—	(2,867,319)
Peru	(1,909,118)	—	—	(1,909,118)
Singapore	—	(208,007)	—	(208,007)
Spain	—	(1,173,773)	—	(1,173,773)
Sweden	(2,787,876)	—	—	(2,787,876)
Switzerland	—	(1,344,210)	—	(1,344,210)
United Kingdom	—	(9,488,312)	—	(9,488,312)
United States	(203,136,849)	—	—	(203,136,849)

TOTAL COMMON STOCKS	(294,261,414)	(60,273,420)	—	(354,534,834)

Debt Obligations
United States	—	(25,068,077)	—	(25,068,077)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(10,146,964)	—	(10,146,964)
Futures Contracts
Equity Risk	(1,353,020)	—	—	(1,353,020)
Written Options
Equity Risk	(9,745,690)	—	—	(9,745,690)
Swap Contracts
Credit Risk	—	(639,380)	—	(639,380)
Equity Risk	—	(890,096)	—	(890,096)
Interest Rate Risk	—	(7,723,603)	—	(7,723,603)

Total	$(305,360,124)	$(104,741,540)	$—	$(410,101,664)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$533,075,418	$—	$—	$533,075,418
Short-Term Investments	322,628	—	—	322,628

Total Investments	$533,398,046	$—	$—	$533,398,046

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$860,651,108	$—	$—	$860,651,108
Short-Term Investments	319,178	—	—	319,178

Total Investments	$860,970,286	$—	$—	$860,970,286

Description	Level 1	Level 2	Level 3	Total
Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$645,405,434	$—	$—	$645,405,434
U.S. Government Agency	227,833,531	—	—	227,833,531

TOTAL DEBT OBLIGATIONS	873,238,965	—	—	873,238,965

Short-Term Investments	96,749,380	171,176,656	—	267,926,036

Total Investments	969,988,345	171,176,656	—	1,141,165,001

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	6,881,473	—	6,881,473
Futures Contracts
Equity Risk	1,775,099	4,728,524	—	6,503,623
Interest Rate Risk	1,125,256	—	—	1,125,256
Physical Commodity Contract Risk	8,290,233	—	—	8,290,233

Total	$981,178,933	$182,786,653	$—	$1,163,965,586

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(5,074,251)	$—	$(5,074,251)
Futures Contracts
Equity Risk	(4,918,908)	(3,787,773)	—	(8,706,681)
Interest Rate Risk	(6,947,335)	—	—	(6,947,335)
Physical Commodity Contract Risk	(6,485,710)	—	—	(6,485,710)

Total	$(18,351,953)	$(8,862,024)	$—	$(27,213,977)

Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Canada	$—	$—	$44,392	$44,392
Netherlands	16,953,300	—	—	16,953,300
Sweden	2,742,667	—	—	2,742,667
United Kingdom	—	17,107,045	—	17,107,045
United States	259,311,288	—	—	259,311,288

TOTAL COMMON STOCKS	279,007,255	17,107,045	44,392	296,158,692

Debt Obligations
United States	20,827,734	—	—	20,827,734

TOTAL DEBT OBLIGATIONS	20,827,734	—	—	20,827,734

Short-Term Investments	33,181,399	—	—	33,181,399

Total Investments	$333,016,388	$17,107,045	$44,392	$350,167,825

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$517,530	$—	$517,530
Belgium	—	32,841	—	32,841
Brazil	—	2,737,961	—	2,737,961
Canada	543,607	—	—	543,607
China	—	4,425,441	—	4,425,441
Denmark	415,360	—	—	415,360
France	339,548	1,898,056	—	2,237,604
Germany	—	579,697	—	579,697
Hong Kong	—	182,702	—	182,702
India	99,086	220,497	—	319,583
Ireland	31,350	—	—	31,350
Italy	271,330	1,116,714	—	1,388,044
Japan	—	6,682,152	—	6,682,152
Luxembourg	15,822	—	—	15,822

Description	Level 1	Level 2	Level 3		Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Malta	$—	$—	$0	§	$0 §
Mexico	33,900	—	—		33,900
Netherlands	—	999,275	—		999,275
Norway	—	595,729	—		595,729
Philippines	—	14,562	—		14,562
Portugal	—	128,803	—		128,803
Russia	—	851,128	—		851,128
Singapore	—	39,416	—		39,416
South Africa	—	888,752	—		888,752
South Korea	771,987	1,138,449	—		1,910,436
Spain	—	1,287,753	—		1,287,753
Sweden	—	2,042,491	—		2,042,491
Switzerland	—	288,141	—		288,141
Taiwan	—	1,536,788	—		1,536,788
Turkey	—	167,409	—		167,409
United Kingdom	128,279	4,199,948	—		4,328,227
United States	101,561,749	—	—		101,561,749

TOTAL COMMON STOCKS	104,212,018	32,572,235	0	§	136,784,253

Preferred Stocks
Germany	—	28,588	—		28,588

TOTAL PREFERRED STOCKS	—	28,588	—		28,588

Rights/Warrants
Spain	819	—	—		819

TOTAL RIGHTS/WARRANTS	819	—	—		819

Debt Obligations
United States	—	68,798,036	—		68,798,036

TOTAL DEBT OBLIGATIONS	—	68,798,036	—		68,798,036

Mutual Funds
United States	682,452,315	—	—		682,452,315

TOTAL MUTUAL FUNDS	682,452,315	—	—		682,452,315

Short-Term Investments	1,278,341	—	—		1,278,341

Total Investments	787,943,493	101,398,859	0	§	889,342,352

Derivatives^
Swap Contracts
Equity Risk	—	8,097	—		8,097

Total	$787,943,493	$101,406,956	$0	§	$889,350,449

Liability Valuation Inputs
Common Stocks
Austria	$—	$(28,991)	$—		$(28,991)
Brazil	(656,410)	—	—		(656,410)
Canada	(572,516)	—	—		(572,516)
Denmark	—	(267,396)	—		(267,396)
France	—	(45,818)	—		(45,818)
Germany	—	(505,470)	—		(505,470)
Israel	(17,880)	—	—		(17,880)
Japan	—	(938,633)	—		(938,633)
Netherlands	—	(41,401)	—		(41,401)
Peru	(215,872)	—	—		(215,872)
Portugal	—	(64,098)	—		(64,098)
Spain	—	(1,056)	—		(1,056)
Switzerland	—	(277,431)	—		(277,431)
United Kingdom	—	(294,794)	—		(294,794)
United States	(10,876,683)	—	—		(10,876,683)

TOTAL COMMON STOCKS	(12,339,361)	(2,465,088)	—		(14,804,449)

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^
Swap Contracts
Equity Risk	$—	$(53,647)	$—	$(53,647)

Total	$(12,339,361)	$(2,518,735)	$—	$(14,858,096)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options and rights/warrants, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2019.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ portfolio valuation notes which are available on the Securities and Exchange Commission’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Other than Funds with investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor), there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at May 31, 2019.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2019	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3		Balances as of May 31, 2019	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2019
Alpha Only Fund
Common Stocks
India	$8,854	$—	$—	$—	$—	$1,909	$—		$(10,763	)‡	$—	$—

Total Investments	$8,854	$—	$—	$—	$—	$1,909	$—		$(10,763)		$—	$—

Benchmark-Free Fund
Common Stocks
India	$24,669	$—	$—	$—	$—	$5,319	$—		$(29,988	)‡	$—	$—
Preferred Stocks
Taiwan	—	—	—	—	—	—	29,365	‡	—		29,365	—
Rights/Warrants
Singapore	—	—	—	—	—	65	—		—		65	65

Total Investments	$24,669	$—	$—	$—	$—	$5,384	$29,365		$(29,988)		$29,430	$65

Consolidated Implementation Fund
Common Stocks
Sweden	$133,660	$—	$—	$—	$—	$(3,529)	$—		$—		$130,131	$(3,529)
United States	18,574,603	1,736,484	—	—	(9)	(1,695,500)	—		—		18,615,578	(1,695,500)
Preferred Stocks
South Korea	9,731	—	—	—	—	(2,269)	—		—		7,462	(2,269)
Taiwan	—	—	—	—	—	—	408,660	‡	—		408,660	—
Rights/Warrants
United States	130,841	—	—	—	—	—	—		—		130,841	—

	Balances as of February 28, 2019	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of May 31, 2019	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2019
Consolidated Implementation Fund (continued)
Debt Obligations
Luxembourg	$6,881,968	$—	$(22,380)	$27,688	$—	$317,742	$—	$—	$7,205,018	$317,742
Saint Lucia	4,785,000	—	(13,920)	13,933	—	125,028	—	—	4,910,041	125,028
Spain	2,611,123	56,155	(2,662,858)	(29,223)	46,599	(21,796)	—	—	—	—
United States	84,701,174	24,805,118	(15,591,277)	244,535	442,599	(1,650,680)	—	—	92,951,469	(1,204,920)

Total Investments	$117,828,100	$26,597,757	$(18,290,435)#	$256,933	$489,189	$(2,931,004)	$408,660	$—	$124,359,200	$(2,463,448)

Consolidated Special Opportunities Fund
Common Stocks
Canada	$45,594	$—	$—	$—	$—	$(1,202)	$—	$—	$44,392	$(1,202)

Total Investments	$45,594	$—	$—	$—	$—	$(1,202)	$—	$—	$44,392	$(1,202)

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $7,424,585 of proceeds received from partial calls and/or principal paydowns as applicable.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of May 31, 2019, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Implementation Fund	2,922,149	2,878,160

Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Some Funds may loan their portfolio securities through an “enhanced custody” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian, or by lending securities held in the Fund’s custodial account to the custodian. For its participation in the enhanced custody program, the Fund will pay the custodian a securities borrow fee and a financing charge. The following table provides the value of securities on loan under this program as of May 31, 2019:

Fund Name	Value of securities on loan ($)
Consolidated Alternative Allocation Fund	12,251,410
Benchmark-Free Fund	27,248,316
Consolidated Implementation Fund	90,222,108
Strategic Opportunities Allocation Fund	14,002,625

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Recently-issued accounting guidance

In March 2017, the Financial Accounting Standards Board issued ASU 2017-08, Premium Amortization of Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under this ASU, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features, and are callable at fixed prices, will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis. It is in effect for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alpha Only Fund	Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Commodities Risk		X	X	X	X			X			X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk		X	X	X	X						X		X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities			X	X	X			X			X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X	X	X	X	X	X	X	X
Merger Arbitrage Risk			X					X				X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Small Company Risk	X	X	X	X	X	X	X	X	X	X		X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be expected to be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt instruments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt instrument proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options, and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract or of those payments being delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the pricing models used do not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, there is a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See the Funds’ Prospectus and Statement of Additional Information for more information.

The Securities and Exchange Commission has proposed a rule under the Investment Company Act of 1940, as amended (the “1940 Act”), regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that GMO would be unable to implement a Fund’s investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are evolving, their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivative positions. Also, as a general matter, in contrast to a bilateral derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivative positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.)

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e. options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country, or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country, or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds or a wholly-owned subsidiary) are exposed to the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds or a wholly-owned subsidiary are exposed.

Because, absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) and the expenses of a wholly-owned subsidiary in which it invests, the Fund will incur additional expenses when investing in an Underlying Fund or wholly-owned subsidiary. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

Because some underlying GMO Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other mutual fund groups and therefore are subject to greater fund of funds risk. In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could result in higher expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds or a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund typically will have to sell other investments at disadvantageous times. A Fund also runs the risk of being unable to reenter or be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates could prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities or securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

The Securities and Exchange Commission has adopted Rule 22e-4 under the 1940 Act, which requires each Fund to adopt a liquidity risk management program to assess and manage its illiquidity risk. Under its program, each Fund will be required to classify its investments into specific liquidity categories and monitor compliance with limits on investments on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investments. The Funds do not expect Rule 22e-4 to have a significant effect on investment operations. While the liquidity risk management program attempts to assess and manage illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk inherent in a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could put significant downward price pressure on the market price of the securities being sold.

A Fund’s, and particularly Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, at disadvantageous prices to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds, adversely affecting the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital loss carryforwards to offset future realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests) reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e. a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process and in making investment decisions for those Funds. Those Funds run the risk that GMO’s models will not accurately predict future market movements or characteristics. In addition, those models are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). In March 2017, the United Kingdom commenced the formal process of withdrawing from the European Union, which provided the United Kingdom with two years to negotiate an exit agreement with the European Union, with a deadline of March 29, 2019. On November 25, 2018, European Union leaders approved the terms of the United Kingdom’s withdrawal from the European Union, which the United Kingdom’s Parliament subsequently rejected. The European Union has agreed to delay the United Kingdom’s exit until October 31, 2019. While negotiations continue, it remains unclear whether a negotiated withdrawal agreement can be reached. If the United Kingdom leaves the European Union without finalizing agreements on trade, finance and other key elements, the withdrawal may lead to legal uncertainty and potentially divergent national laws and regulations as the United Kingdom determines which European Union laws to replicate or replace. The potential implications of a “no deal” scenario include a shrinking United Kingdom economy and far-reaching disruptions to world securities markets. Brexit has resulted in volatility in European and global markets and could have a negative long-term effect on financial markets in the United Kingdom and throughout Europe. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These types of sanctions have recently been applied against the Venezuelan and Russian governments, as well as against certain Russian and Venezuelan officials and institutions. These sanctions, any additional sanctions or intergovernmental actions, or even the threat of further sanctions, may result in a decline of the value and liquidity of Russian and Venezuelan securities, a weakening of the Russian and Venezuelan currencies or other adverse consequences to their respective economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver those securities and/or assets that are within the scope of the sanctions. In addition, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income,” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. Asset-backed securities also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities, and they may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. The mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business would likely have a material impact on the many asset-backed securities it services.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

To the extent a Fund invests in GMO Risk Premium Fund (“Risk Premium Fund”), the Fund is exposed to Risk Premium Fund’s market risk with respect to equities. Because of Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile. Often, below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. Moreover, fixed income investments will be difficult to value during such periods. During the last ten years, central banks and governmental financial regulators, including the U.S. Federal Reserve, kept interest rates historically low. However, more recently, the U.S. Federal Reserve has increased interest rates. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Alpha Only Fund
•	Alternative Allocation Fund
•	Implementation Fund
•	SGM Major Markets Fund
•	Special Opportunities Fund

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not “diversified” investment companies under the 1940 Act. Each of the Funds may invest without limitation in GMO Funds that are not “diversified.”

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets (particularly in emerging markets) often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund.

A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. In some cases, the amount of a refund could be material to a Fund’s net asset value. Accordingly, a refund is not typically reflected in the Fund’s net asset value until it is received or until GMO is confident that it will be received. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. For information on possible special Australian tax consequences of an investment in a Fund, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e. a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of reliable information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political, or other conditions.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

During the period ended May 31, 2019, only Alpha Only Fund, Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund and Strategic Opportunities Allocation Fund held derivative financial instruments directly. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alpha Only Fund, Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund (or their respective wholly-owned subsidiary, if any).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Consolidated Alternative Allocation Fund may use derivatives in some or all of the ways described below.

Use of Derivatives by Alpha Only Fund and Consolidated Special Opportunities Fund

Alpha Only Fund’s investment program involves having both long and short investment exposures. Alpha Only Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that GMO expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

The Funds may use derivatives to gain long or short investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, cross currency basis swaps and options) to gain exposure to a given currency. In addition, Special Opportunities Fund may use derivatives to gain investment exposure to commodities, including the use of exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets.

A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Alpha Only Fund is not limited in the use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Alpha Only Fund will typically have gross investment exposures in excess of its net assets (i.e. the Fund will be leveraged) and therefore is subject to heightened risk of loss. Alpha Only Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though they do not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Use of Derivatives by Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund

The Funds may use derivatives to gain long investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e. the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by Consolidated SGM Major Markets Fund

The Fund may use derivatives to gain long and/or short investment exposure to securities, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e. the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

***

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended May 31, 2019, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Alpha Only Fund	Consolidated Alternative Allocation Fund *	Benchmark- Free Fund	Consolidated Implementation Fund*	Consolidated SGM Major Markets Fund*	Strategic Opportunities Allocation Fund
Forward currency contracts
Adjust currency exchange rate risk					X
Adjust exposure to foreign currencies	X	X	X	X	X
Manage against anticipated currency exchange rate changes		X		X
Futures contracts
Adjust exposure to certain securities markets		X	X	X	X
Substitute for direct investment					X
Adjust interest rate exposure		X			X
Maintain the diversity and liquidity of the portfolio		X	X	X	X
Hedge some or all of the broad market exposure of the underlying funds and/or assets in which the Fund invests	X
Options (Purchased)
Substitute for direct equity investment		X		X
Options (Written)
Substitute for direct equity investment		X		X
Swap contracts
Adjust interest rate exposure		X		X
Substitute for direct investment in securities		X	X	X		X
Achieve exposure to a reference entity’s credit				X
Rights and/or warrants
Received as a result of corporate actions	X		X	X		X

*	Certain derivatives may be held by the Fund’s wholly-owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the market of the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using industry models and inputs provided by primary pricing sources.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

***

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure as of May 31, 2019:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Alpha Only Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$446	$—	$—	$—	$446
Unrealized Appreciation on Forward Currency Contracts	—	—	—	128,725	—	—	128,725
Unrealized Appreciation on Futures Contracts	—	—	479,394	—	—	—	479,394

Total	$—	$—	$479,840	$128,725	$—	$—	$608,565

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(241,254)	$—	$—	$(241,254)

Total	$—	$—	$—	$(241,254)	$—	$—	$(241,254)

Consolidated Alternative Allocation Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$19,120	$—	$—	$—	$19,120
Unrealized Appreciation on Forward Currency Contracts	—	—	—	970,491	—	—	970,491
Unrealized Appreciation on Futures Contracts	—	—	973,550	—	33,348	—	1,006,898
Swap Contracts, at value	—	16,989	—	—	3,008,306	—	3,025,295

Total	$—	$16,989	$992,670	$970,491	$3,041,654	$—	$5,021,804

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(499,975)	$—	$—	$(499,975)
Unrealized Depreciation on Futures Contracts	—	—	(1,107,429)	—	(279,299)	—	(1,386,728)
Written Options, at value	—	—	(1,417,420)	—	—	—	(1,417,420)
Swap Contracts, at value	—	—	—	—	(1,310,666)	—	(1,310,666)

Total	$—	$—	$(2,524,849)	$(499,975)	$(1,589,965)	$—	$(4,614,789)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Benchmark-Free Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$14,099	$—	$—	$—	$14,099
Unrealized Appreciation on Forward Currency Contracts	—	—	—	411,758	—	—	411,758
Unrealized Appreciation on Futures Contracts	—	—	1,465,511	—	—	—	1,465,511
Swap Contracts, at value	—	—	38,644	—	—	—	38,644

Total	$—	$—	$1,518,254	$411,758	$—	$—	$1,930,012

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(837,023)	$—	$—	$(837,023)
Unrealized Depreciation on Futures Contracts	—	—	(101,132)	—	—	—	(101,132)
Swap Contracts, at value	—	—	(191,269)	—	—	—	(191,269)

Total	$—	$—	$(292,401)	$(837,023)	$—	$—	$(1,129,424)

Consolidated Implementation Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$239,000	$—	$—	$—	$239,000
Investments, at value (rights and/or warrants)	—	—	177,033	—	—	—	177,033
Unrealized Appreciation on Forward Currency Contracts	—	—	—	7,831,791	—	—	7,831,791
Unrealized Appreciation on Futures Contracts	—	—	6,827,147	—	—	—	6,827,147
Swap Contracts, at value	30,170	—	83,132	—	18,386,527	—	18,499,829

Total	$30,170	$—	$7,326,312	$7,831,791	$18,386,527	$—	$33,574,800

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(10,146,964)	$—	$—	$(10,146,964)
Unrealized Depreciation on Futures Contracts	—	—	(1,353,020)	—	—	—	(1,353,020)
Written Options, at value	—	—	(9,745,690)	—	—	—	(9,745,690)
Swap Contracts, at value	(639,380)	—	(890,096)	—	(7,723,603)	—	(9,253,079)

Total	$(639,380)	$—	$(11,988,806)	$(10,146,964)	$(7,723,603)	$—	$(30,498,753)

Consolidated SGM Major Markets Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$6,881,473	$—	$—	$6,881,473
Unrealized Appreciation on Futures Contracts	—	8,290,233	6,503,623	—	1,125,256	—	15,919,112

Total	$—	$8,290,233	$6,503,623	$6,881,473	$1,125,256	$—	$22,800,585

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(5,074,251)	$—	$—	$(5,074,251)
Unrealized Depreciation on Futures Contracts	—	(6,485,710)	(8,706,681)	—	(6,947,335)	—	(22,139,726)

Total	$—	$(6,485,710)	$(8,706,681)	$(5,074,251)	$(6,947,335)	$—	$(27,213,977)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Strategic Opportunities Allocation Fund
Asset Derivatives
Investments, at value (rights and/or warrants)	$—	$—	$819	$—	$—	$—	$819
Swap Contracts, at value	—	—	8,097	—	—	—	8,097

Total	$—	$—	$8,916	$—	$—	$—	$8,916

Liability Derivatives
Swap Contracts, at value	$—	$—	$(53,647)	$—	$—	$—	$(53,647)

Total	$—	$—	$(53,647)	$—	$—	$—	$(53,647)

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.